                                                    Prospectus dated May 1, 2006

                             (JOHN HANCOCK (R) LOGO)

                             JOHN HANCOCK ANNUITIES

                            Venture Variable Annuity

                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in VENTURE flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture variable annuity Contract for the name of your issuing Company. We do not authorize this Prospectus for use in connection with the purchase of a new Venture variable annuity Contract on or after May 1, 2006.

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.

JOHN HANCOCK TRUST
500 Index Trust
Active Bond Trust
All Cap Core Trust
All Cap Growth Trust
All Cap Value Trust
American Blue Chip Income & Growth Trust
American Bond Trust
American Growth Trust
American Growth-Income Trust
American International Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Classic Value Trust
Core Bond Trust
Core Equity Trust
Dynamic Growth Trust
Emerging Growth Trust
Emerging Small Company Trust
Equity-Income Trust
Financial Services Trust
Fundamental Value Trust
Global Trust
Global Allocation Trust
Global Bond Trust
Health Sciences Trust
High Yield Trust
Income & Value Trust
Index Allocation Trust
International Core Trust (formerly International Stock Trust)
International Equity Index Trust A
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Large Cap Trust
Large Cap Value Trust
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Core Trust
Mid Cap Index Trust
Mid Cap Stock Trust
Mid Cap Value Trust
Money Market Trust
Natural Resources Trust
Pacific Rim Trust
Quantitative All Cap Trust
Quantitative Mid Cap Trust
Quantitative Value Trust
Real Estate Securities Trust
Real Return Bond Trust
Science & Technology Trust
Small Cap Trust
Small Cap Growth Trust
Small Cap Index Trust
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Trust
Small Company Value Trust
Special Value Trust
Strategic Bond Trust
Strategic Income Trust
Strategic Opportunities Trust
Strategic Value Trust
Total Return Trust
Total Stock Market Index Trust
U.S. Core Trust (formerly Growth & Income Trust)
U.S. Global Leaders Growth Trust
U.S. Government Securities Trust
U.S. High Yield Bond Trust
U.S. Large Cap Trust
Utilities Trust
Value Trust

FAM VARIABLE SERIES FUNDS, INC. (1)
Mercury Basic Value V. I. Fund
Mercury Value Opportunities
V. I. Fund
Mercury Global Allocation
V. I. Fund

PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset Portfolio

(1) Not available with John Hancock USA Contracts issued on or after January 28, 2002 or with any John Hancock New York Contract.

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

If you purchased a John Hancock New York Contract, you may have elected a "Payment Enhancement" feature for an extra fee. If you did, John Hancock New York will add a Payment Enhancement of at least 4% of each Purchase Payment that you make under your Contract. Expenses (including withdrawal charges) for a Contract which has a Payment Enhancement may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Enhancement. The amount of the Payment Enhancement may, over time, be more than offset by the additional fees and charges associated with the Payment Enhancement.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

    ANNUITIES SERVICE CENTER                            MAILING ADDRESS
       601 Congress Street                           Post Office Box 55230
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                  www.johnhancockannuities.com

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

    ANNUITIES SERVICE CENTER                            MAILING ADDRESS
      601 Congress Street                            Post Office Box 55013
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078                   www.johnhancocknewyork.com

                                Table of Contents

GLOSSARY OF SPECIAL TERMS ................................................     1
OVERVIEW .................................................................     3
FEE TABLES ...............................................................     7
   EXAMPLES ..............................................................    10
GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS ........    16
   THE COMPANIES .........................................................    16
   THE SEPARATE ACCOUNTS .................................................    17
   THE FUNDS .............................................................    17
   VOTING INTEREST .......................................................    26
DESCRIPTION OF THE CONTRACT ..............................................    27
   ELIGIBLE PLANS ........................................................    27
   ELIGIBLE GROUPS .......................................................    27
   ACCUMULATION PERIOD PROVISIONS ........................................    27
      Purchase Payments ..................................................    27
      Payment Enhancement ................................................    28
      Accumulation Units .................................................    29
      Value of Accumulation Units ........................................    29
      Net Investment Factor ..............................................    29
      Transfers Among Investment Options .................................    30
      Maximum Number of Investment Options ...............................    31
      Telephone and Electronic Transactions ..............................    31
      Special Transfer Services-Dollar Cost Averaging Program ............    31
      Special Transfer Services - Asset Rebalancing Program ..............    32
      Secure Principal Program ...........................................    32
      Withdrawals ........................................................    32
      Special Withdrawal Services - The Income Plan ......................    33
      Optional Guaranteed Minimum Withdrawal Benefits ....................    33
      Death Benefits During the Accumulation Period ......................    33
      Optional Enhanced Death Benefits ...................................    37
   PAY-OUT PERIOD PROVISIONS .............................................    37
      General ............................................................    37
      Annuity Options ....................................................    38
      Determination of Amount of the First Variable Annuity Benefit
         Payment .........................................................    39
      Annuity Units and the Determination of Subsequent Variable Annuity
         Benefit Payments ................................................    39
      Transfers During Pay-out Period ....................................    39
      Death Benefit During Pay-out Period ................................    40
      Optional Guaranteed Minimum Income Benefits ........................    40
    OTHER CONTRACT PROVISIONS ............................................    40
      Right to Review ....................................................    40
      Ownership ..........................................................    40
      Annuitant ..........................................................    41
      Beneficiary ........................................................    41
      Modification .......................................................    42
      Our Approval .......................................................    42
      Misstatement and Proof of Age, Sex or Survival .....................    42
   FIXED INVESTMENT OPTIONS ..............................................    42
CHARGES AND DEDUCTIONS ...................................................    46
   WITHDRAWAL CHARGES ....................................................    46
   ANNUAL CONTRACT FEE ...................................................    48
   ASSET-BASED CHARGES ...................................................    48
      Daily Administration Fee ...........................................    48
      Mortality and Expense Risks Fee ....................................    48
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS ....................    49
   PREMIUM TAXES .........................................................    49
FEDERAL TAX MATTERS ......................................................    50
   INTRODUCTION ..........................................................    50
   OUR TAX STATUS ........................................................    50
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS ..........................    50
   NON-QUALIFIED CONTRACTS ...............................................    50
      Undistributed Gains ................................................    50
      Taxation of Annuity Payments .......................................    51
      Surrenders, Withdrawals and Death Benefits .........................    51
      Taxation of Death Benefit Proceeds .................................    51
      Penalty Tax on Premature Distributions .............................    52
      Puerto Rico Non-Qualified Contracts ................................    52
      Diversification Requirements .......................................    52
   QUALIFIED CONTRACTS ...................................................    53
      Penalty Tax on Premature Distributions .............................    53
      Tax-Free Rollovers .................................................    54
      Loans ..............................................................    54
      Puerto Rico Contracts Issued to Fund Retirement Plans ..............    55
   SEE YOUR OWN TAX ADVISER ..............................................    55
GENERAL MATTERS ..........................................................    56
   ASSET ALLOCATION SERVICES .............................................    56
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM ..............    56
   DISTRIBUTION OF CONTRACTS .............................................    56
      Standard Compensation ..............................................    56
      Additional Compensation and Revenue Sharing ........................    57
      Differential Compensation ..........................................    57
   CONFIRMATION STATEMENTS ...............................................    57
   REINSURANCE ARRANGEMENTS ..............................................    57
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE .................   A-1
APPENDIX B: QUALIFIED PLAN TYPES .........................................   B-1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS .............................   C-1
APPENDIX D: OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS ..............   D-1
APPENDIX E: OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS ..................   E-1
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES ...........................   U-1

We provide additional information about the Contracts and the Separate Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents

General Information and History...........................................    3
Accumulation Unit Value Tables............................................    3
Services..................................................................    3
   Independent Registered Public Accountant...............................    3
   Servicing Agent........................................................    3
   Principal Underwriter..................................................    3
   Special Compensation and Reimbursement Arrangements....................    4
Appendix A: Audited Financial Statements..................................   A-1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents

General Information and History...........................................    3
Accumulation Unit Value Tables............................................    3
Services..................................................................    3
   Independent Registered Public Accountant...............................    3
   Servicing Agent........................................................    3
   Principal Underwriter..................................................    3
   Special Compensation and Reimbursement Arrangements....................    4
Appendix A: Audited Financial Statements..................................   A-1

                            Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The variable annuity contract offered by this Prospectus. If you purchased this annuity under a group contract, a "Contract" means the certificate issued to you under the group contract.

CONTRACT ANNIVERSARY: An anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

FUND: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.

MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.

PROSPECTUS: This Prospectus that describes interests in the Contracts.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLANS: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A sub-account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOAN: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                    Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

Each Contract is a flexible Purchase Payment deferred combination fixed and variable annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

This Prospectus describes Contracts purchased before May 1, 2006. For these purposes, "purchase" means that you completed an application and we received it before May 1, 2006. In certain instances, your Contract may have a Contract Date after this date.

We do not authorize this Prospectus for use in connection with the purchase of a new Venture variable annuity contract on or after May 1, 2006. Although we still offer Venture Contracts for sale, we make the offer through different Prospectuses.

This Prospectus primarily describes features of our previously issued versions of the Venture Contract, which we may refer to as VENTURE, VEN 20, or VEN 22 (available May 1, 1998 - May 1, 2006, subject to state availability) and VEN 24 (available May, 1999 - May, 2006 in NY only). This Prospectus also describes certain older versions of the Contract. These older versions, which we may refer to as "prior Contracts," may contain provisions that differ from those described in the main body of this Prospectus. The prior Contracts include VEN 1 (sold from June, 1985 until June, 1987), VEN 3, (sold from November, 1986 until October, 1993), VEN 7 (sold from August, 1989 until April, 1999), VEN 8 (sold from September 1992 until February, 1995) and VEN 9 (sold only in New York from November 1992 - May 1999). The principal differences between the current versions of the Contract and the prior Contracts relate to the Investment Options available under the Contracts, charges we impose, death benefit provisions and, in the case of VEN 7 and VEN 8 Contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the Contract.

WHO ISSUED MY CONTRACT?

Your Contract provides the name of the Company that issued your Contract. In general, John Hancock USA may have issued the Contract in any jurisdiction except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers tax-deferred treatment of earnings, a death benefit and annuity benefit payments. In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with partial withdrawals. We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payments to refer to the investments you make in the Contract. The below table shows the required minimum amount you initially paid for the Contract. The table also shows the required minimum amount for subsequent Purchase Payments. Additional Purchase Payments generally may be made at any time.

   TYPE OF         MINIMUM INITIAL        MINIMUM SUBSEQUENT
   CONTRACT     PURCHASE PAYMENT(1, 2)   PURCHASE PAYMENT(1)
-------------   ----------------------   -------------------
Non-Qualified           $5,000                   $30
  Qualified             $2,000                   $30

(1) The minimums differ from the amount shown for VEN 1 Contracts. For VEN 1 Non-Qualified Contracts, the minimum initial Purchase Payment is $5,000 and the minimum subsequent Purchase Payment is $300. We impose a minimum of $25 for Purchase Payments for VEN 1 Contracts issued as Qualified Contracts.

(2) If you purchased a John Hancock New York Contract with the optional Payment Enhancement feature, the minimum initial Purchase Payment was $10,000.

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment. We may refuse to accept any Purchase Payment under a VEN 1 Contract in excess of $10,000 per Contract Year.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. VEN 1 Contracts may only invest in the Strategic Opportunities, Investment Quality Bond and Money Market. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

FIXED INVESTMENT OPTIONS. We currently do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option. The amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. If available, the interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period". However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

CAN I TAKE OUT ANY OF MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.

We describe the following optional benefit Riders in the Appendices to this
Prospectus:

Appendix C: Optional Enhanced Death Benefits

- Guaranteed Earnings Multiplier Death Benefit - not offered in New York or Washington;

-    Triple Protection Death Benefit - not offered in New York;

-    Enhanced Death Benefit (VEN 7 and VEN 8 only).

Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

-    Principal Plus;

-    Principal Plus for Life.

Appendix E: Optional Guaranteed Minimum Income Benefits

-    Guaranteed Retirement Income Program - offered by John Hancock USA;

-    Guaranteed Retirement Income Program - offered by John Hancock New York.

In addition, if you purchased your Contract in New York, John Hancock NY offered a Payment Enhancement Benefit optional benefit Rider. Under this Rider, John Hancock New York will credit a Payment Enhancement equal to 4% (5% for Contracts issued between July 12 and October 30, 2004) of the Purchase Payment and allocate it among Investment Options in the same proportions as your Purchase Payments. Contracts with this feature are subject to a higher withdrawal charge and for a longer period of time. The Payment Enhancement Rider was not available for Contracts issued before January, 2001. Once available, it could only be elected at Contract issue and cannot be revoked once elected. Your initial Purchase Payment must have been at least $10,000 to elect the Payment Enhancement Rider. The Payment Enhancement Rider was not available with Contracts issued by John Hancock USA.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has an annual Contract fee of $30. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

- full or partial withdrawals (including surrenders and systematic withdrawals);

-    payment of any death benefit proceeds; and

-    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

-    the type of the distribution;

-    when the distribution is made;

-    the nature of any Qualified Plan for which the Contract is being used; and

-    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.

IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you would have received a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                   Fee Tables

The following tables describe the fees and expenses you paid at the time you purchased the Contract as well as the fees and expenses you will pay while owning and surrendering a Contract. The tables also describe the fees and expenses for older versions of the Venture Contracts, as well as information about optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Period Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Funds' prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                     CONTRACT OWNER TRANSACTION EXPENSES(A)

                                JOHN HANCOCK USA

MAXIMUM WITHDRAWAL CHARGE   VEN 20, 22   VEN 7 AND VEN 8   VEN 1 AND VEN 3
-------------------------   ----------   ---------------   ---------------
(as percentage of
Purchase Payments)(B)
First Year                        6%             6%                5%
Second Year                       6%             6%                5%
Third Year                        5%             5%                5%
Fourth Year                       5%             4%                5%
Fifth Year                        4%             3%                5%
Sixth Year                        3%             2%               --
Seventh Year                      2%            --                --
Thereafter                        0%             0%                0%
TRANSFER FEE(C)
Maximum Fee                     $25            $25               $25
Current Fee                     $ 0            $ 0               $ 0

                              JOHN HANCOCK NEW YORK

MAXIMUM WITHDRAWAL CHARGE       VEN 24          VEN 24       VEN 9
-------------------------   -------------   -------------   ------
(as percentage of           (With Payment   (With Payment
Purchase Payments)(B)        Enhancement)    Enhancement)
First Year                         8%             6%           6%
Second Year                        8%             6%           6%
Third Year                         7%             5%           5%
Fourth Year                        7%             5%           4%
Fifth Year                         5%             4%           3%
Sixth Year                         4%             3%           2%
Seventh Year                       3%             2%          --
Eighth Year                        1%            --           --
Thereafter                         0%             0%           0%
TRANSFER FEE(C)
Maximum Fee                      $25            $25          $25
Current Fee                      $ 0            $ 0          $ 0

(A) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "Charges and Deductions - Premium Taxes").

(B) The charge is taken within the specified period of years measured from the date of payment.

(C) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE TABLES DO NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES

                                JOHN HANCOCK USA

                                                              VEN 20, 22   VEN 3, VEN 7 AND VEN 8      VEN 1
                                                              ----------   ----------------------   -----------
ANNUAL CONTRACT FEE(A)                                          $  30               $  30              $  30

ANNUAL SEPARATE ACCOUNT EXPENSES(B)
   Mortality and Expense Risks Fee                               1.25%               1.25%              1.30%
   Daily Administration Fee- asset based                         0.15%               0.15%              0.00%
                                                                -----               -----              -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                           1.40%               1.40%              1.30%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT
   Optional Guaranteed Earnings Multiplier
   Benefit Fee                                                   0.20%           not offered        not offered
                                                                -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                           1.60%
(With Guaranteed Earnings Multiplier Fee reflected,
   as applicable.)

FEES DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed Minimum Withdrawal Benefits(C)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)
   Maximum Fee                                                   0.75%
   Current Fee - Principal Plus                                  0.30%           not offered        not offered
   Current Fee - Principal Plus for Life                         0.40%           not offered        not offered
Optional Guaranteed Retirement Income Programs(D)
(as a percentage of Income Base)
   Guaranteed Retirement Income Program                          0.25%           not offered        not offered
   Guaranteed Retirement Income Program II                       0.45%           not offered        not offered
   Guaranteed Retirement Income Program III                      0.50%           not offered        not offered

Optional Triple Protection Death Benefit(E)                      0.50%           not offered        not offered
(as a percentage of Triple Protection Death Benefit)

(A) The $30 annual Contract Fee will not be assessed prior to the Maturity Date under a Venture Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000. This provision does not apply to Ven 1, Ven 3, Ven 7 or Ven 8 Contracts.

(B) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.

(C) We reserve the right to increase the current charge shown to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

(D) Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix E for availability.

(E) Subject to state availability, the Triple Protection Death Benefit was offered from December, 2003 through December 2004. This optional benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Program, Guaranteed Retirement Income Program II, or Guaranteed Retirement Income Program III.

                              JOHN HANCOCK NEW YORK

                                                              VEN 24      VEN 9
                                                              ------   -----------
ANNUAL CONTRACT FEE(A)                                         $  30      $  30

ANNUAL SEPARATE ACCOUNT EXPENSES(B)
   Mortality and Expense Risks Fee                              1.25%      1.25%
   Daily Administration Fee - asset based                       0.15%      0.15%
                                                               -----      -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                          1.40%      1.40%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT
   Optional Payment Enhancement Fee(C)                          0.35%  not offered
                                                               -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                          1.75%
(With Optional Payment Enhancement Rider Fee Reflected)

FEES DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed Minimum Withdrawal Benefits(D)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)
   Maximum fee                                                  0.75%
   Current fee - Principal Plus                                 0.30%  not offered
   Current fee - Principal Plus for Life                        0.40%  not offered
Optional Guaranteed Retirement Income Programs(E)
(as a percentage of Income Base)
   Guaranteed Retirement Income Program I                       0.30%  not offered
   Guaranteed Retirement Income Program II                      0.45%  not offered

(A) The $30 annual Contract fee will not be assessed prior to the Maturity Date under a Venture Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000. This provision does not apply to Ven 9 Contracts.

(B) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.

(C) This is a daily charge reflected as a percentage of the Variable Investment Options. Please note that when the optional Payment Enhancement is chosen, the guaranteed rate applicable to any fixed monies is also reduced by 0.35%.

(D) We reserve the right to increase the current charge shown to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

(E) Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by when you purchased your Contract. See Appendix E for availability.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.

TOTAL ANNUAL FUND OPERATING EXPENSES                                 MINIMUM(A)   MAXIMUM
------------------------------------                                 ----------   -------
Range of expenses that are deducted from Fund assets, including management fees, Rule 12b-1 fees, and other expenses for Contracts
issued on and after May 13, 2002                                        0.76%      1.60%

Range of expenses that are deducted from Fund assets, including management fees, Rule 12b-1 fees, and other expenses for Contracts
issued prior to  May 13, 2002                                           0.56%      1.40%

(A) For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Account invests in Class 1 Fund shares for certain Variable Investment Options available under those Contracts.

EXAMPLES

We provide the following five examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts.

     EXAMPLE 1: VEN 20, 22, 24 CONTRACTS (ISSUED AFTER MAY 13, 2002)

          (a) Maximum Fund Operating Expenses - Contracts with optional benefit Riders

          (b) Maximum Fund Operating Expenses - Contracts with previously issued optional benefit Riders

          (c) Minimum Fund Operating Expenses - Contracts with no optional benefit Riders

     EXAMPLE 2: VEN 20, 22, 24 CONTRACTS (ISSUED PRIOR TO MAY 13, 2002)

          (a) Maximum Fund Operating Expenses - Contracts eligible to invest in Series I of John Hancock Trust with optional benefit riders

          (b) Minimum Fund Operating Expenses -Contracts eligible to invest in Series I of John Hancock Trust with no optional benefit Riders

     EXAMPLE 3: VEN 1 CONTRACTS

          (a)  Maximum Fund Operating Expenses

          (b)  Minimum Fund Operating Expenses

     EXAMPLE 4: VEN 3 CONTRACTS

          (a)  Maximum Fund Operating Expenses

          (b)  Minimum Fund Operating Expenses

     EXAMPLE 5: VEN 7, 8, 9 CONTRACTS

          (a)  Maximum Fund Operating Expenses

          (b)  Minimum Fund Operating Expenses

The costs we show include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

All examples assume that you invest $10,000 in a Contract and that your investment has a 5% return each year. In the "Maximum Fund Operating Expenses" examples, we also assume that you will pay the maximum annual Contract fee, the fees for any optional benefit Riders shown in the example and the maximum fees and expenses of any of the Funds. In the "Minimum Fund Operating Expenses" examples, we assume that you do not invest in any optional benefit Riders and that you will pay the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds.

Although we provide you with examples of the costs for a Contract based on these assumptions, your actual costs may be higher or lower.

EXAMPLE 1 (A): Maximum Fund operating expenses - Ven 20, 22, 24 Contract with optional benefit Riders (issued after May 13, 2002)

JOHN HANCOCK USA (VEN 20, 22)
GUARANTEED EARNINGS MULTIPLIER AND PRINCIPAL PLUS FOR LIFE

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of
the applicable time period:                           $956     $1,704    $2,474    $4,290

If you annuitize, or do not surrender the
Contract at the end of the applicable time period:    $406     $1,237    $2,094    $4,290

JOHN HANCOCK NEW YORK (VEN 24)
PAYMENT ENHANCEMENT AND PRINCIPAL PLUS FOR LIFE

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
applicable time period:                              $1,153    $1,931    $2,635    $4,420

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:            $  421    $1,280    $2,164    $4,420

EXAMPLE 1 (B): Maximum Fund operating expenses - Ven 20 22, 24 Contract with previously offered optional benefit Riders (issued after May 13, 2002)

JOHN HANCOCK USA (VEN 20, 22)
GUARANTEED EARNINGS MULTIPLIER AND GUARANTEED RETIREMENT INCOME PROGRAM III

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $930     $1,627    $2,347    $4,092
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $380     $1,158    $1,962    $4,092

JOHN HANCOCK NEW YORK (VEN 24)
GUARANTEE RETIREMENT INCOME PROGRAM II

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $906     $1,560    $2,237    $3,888
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $355     $1,086    $1,847    $3,888

EXAMPLE 1 (C): Minimum Fund operating expenses - Ven 20, 22, 24 Contract with no previously offered optional benefit Rider (issued after May 13, 2002):

VEN 20, 22, 24 - NO OPTIONAL BENEFIT RIDERS

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $780     $1,180    $1,579    $2,526
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $223     $  688    $1,179    $2,526

EXAMPLE 2 (A): Maximum Fund operating expenses - Ven 20, 22, 24 Contract eligible to invest in Series I shares of John Hancock Trust with optional benefit Riders available at that time (issued before May 13, 2002)

JOHN HANCOCK USA (VEN 20, 22)
GUARANTEED EARNINGS MULTIPLIER AND GUARANTEED INCOME RETIREMENT PROGRAM II

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $925     $1,615    $2,328    $4,067
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $375     $1,144    $1,942    $4,067

JOHN HANCOCK NEW YORK (VEN 24)
PAYMENT ENHANCEMENT AND GUARANTEED INCOME RETIREMENT PROGRAM I

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                           $1,106    $!,790    $2,390    $3,923
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:         $  373    $1,132    $1,908    $3,923

EXAMPLE 2 (B): Minimum Fund operating expenses - Ven 20, 22, 24 Contract eligible to invest in Series I shares of John Hancock Trust with no optional benefit Riders (issued before May 13, 2002)

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $761     $1,123    $1,477    $2,321
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $203     $  628    $1,077    $2,321

EXAMPLE 3 (A): Maximum Fund operating expenses - Previously issued Contract (VEN
     1 - JOHN HANCOCK USA)

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $733     $1,205    $1,728    $2,626
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $233     $  718    $1,228    $ 2,626

EXAMPLE 3 (B): Minimum Fund operating expenses - Previously issued Contract (VEN
     1 - JOHN HANCOCK USA)

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $697     $1,101    $1,546    $2,257
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $197     $  609    $1,046    $2,257

EXAMPLE 4 (A): Maximum Fund operating expenses - Previously issued Contracts
     (VEN 3 - JOHN HANCOCK USA)

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $760     $1,395    $2,054    $3,367
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $310     $  947    $1,608    $3,367

EXAMPLE 4 (B): Minimum Fund operating expenses - Previously issued Contracts
     (VEN 3 - JOHN HANCOCK USA)

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $656     $1,083    $1,536    $2,351
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $206     $  636    $1,092    $2,351

EXAMPLE 5 (A): Maximum Fund operating expenses - Previously issued Contracts
     (VEN 7, VEN 8 - JOHN HANCOCK USA AND VEN 9 - JOHN HANCOCK NEW YORK):

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $860     $1,422    $1,901    $3,357
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $309     $  944    $1,602    $3,357

EXAMPLE 5 (B): Minimum Fund operating expenses - Previously issued Contracts
     (VEN 7, VEN 8 - JOHN HANCOCK USA AND VEN 9 - JOHN HANCOCK NEW YORK):

                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                            $763     $1,128    $1,386    $2,339
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:          $205     $  633    $1,086    $2,339

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE. YOU SHOULD DISREGARD ANY REFERENCE TO SERIES I SHARES OF THE JOHN HANCOCK TRUST IF YOUR CONTRACT WAS ISSUED AFTER MAY 13, 2002. FOR CONTRACTS ISSUED PRIOR TO THAT DATE, WE INVEST THE ASSETS OF EACH SUB-ACCOUNT CORRESPONDING TO A JOHN HANCOCK TRUST FUND IN SERIES I SHARES OF THAT FUND (EXCEPT IN THE CASE OF FUNDS THAT COMMENCED OPERATIONS ON OR AFTER MAY 13, 2002).

                                                                                                            TOTAL FUND    TOTAL FUND
                                                         MANAGEMENT      12B-1        12B-1        OTHER      ANNUAL        ANNUAL
                                                            FEES         FEES          FEES      EXPENSES    EXPENSES      EXPENSES
                                                         ----------   ----------   -----------   --------   ----------   -----------
                                                                      (Series I)   (Series II)              (Series I)   (Series II)
JOHN HANCOCK TRUST:
   500 Index Trust (See Notes 1 and 2.)                     0.46%        0.05%        0.25%        0.05%       0.56%        0.76%
   Active Bond Trust                                        0.60%        0.05%        0.25%        0.07%       0.72%        0.92%
   All Cap Core Trust (See Notes 1 and 2.)                  0.80%        0.05%        0.25%        0.07%       0.92%        1.12%
   All Cap Growth Trust (See Notes 1 and 2.)                0.85%        0.05%        0.25%        0.06%       0.96%        1.16%
   All Cap Value Trust (See Notes 1 and 2.)                 0.83%        0.05%        0.25%        0.07%       0.95%        1.15%
   American Blue Chip Income and Growth Trust
   (See Notes 1 and 3.)                                     0.44%        0.60%        0.75%        0.04%       1.08%        1.23%
   American Bond Trust (See Notes 1, 2 and 3.)              0.43%        0.60%        0.75%        0.04%       1.07%        1.22%
   American Growth Trust (See Notes 1 and 3.)               0.33%        0.60%        0.75%        0.04%       0.97%        1.12%
   American Growth-Income Trust (See Notes 1 and 3.)        0.28%        0.60%        0.75%        0.05%       0.93%        1.08%
   American International Trust (See Notes 1 and 3.)        0.52%        0.60%        0.75%        0.08%       1.20%        1.35%
   Blue Chip Growth Trust (See Notes 1, 2 and 4.)           0.81%        0.05%        0.25%        0.07%       0.93%        1.13%
   Capital Appreciation Trust (See Notes 1 and 2.)          0.81%        0.05%        0.25%        0.05%       0.91%        1.11%
   Classic Value Trust (See Note 2.)                        0.80%        0.05%        0.25%        0.24%       1.09%        1.29%
   Core Bond Trust (See Notes 1 and 5.)                     0.67%        0.05%        0.25%        0.07%       0.79%        0.99%
   Core Equity Trust (See Notes 1 and 2.)                   0.79%        0.05%        0.25%        0.06%       0.90%        1.10%
   Dynamic Growth Trust (See Notes 1 and 2.)                0.95%        0.05%        0.25%        0.07%       1.07%        1.27%
   Emerging Growth Trust (See Notes 1 and 2.)               0.80%        0.05%        0.25%        0.08%       0.93%        1.13%
   Emerging Small Company Trust (See Notes 1 and 2.)        0.97%        0.05%        0.25%        0.07%       1.09%        1.29%
   Equity-Income (See Notes 1, 2 and 4.)                    0.81%        0.05%        0.25%        0.05%       0.91%        1.11%
   Financial Services Trust (See Notes 1, 2 and 6.)         0.82%        0.05%        0.25%        0.09%       0.96%        1.16%
   Fundamental Value Trust (See Notes 1, 2 and 6.)          0.77%        0.05%        0.25%        0.05%       0.87%        1.07%
   Global Trust (See Notes 1, 2 and 7.)                     0.82%        0.05%        0.25%        0.16%       1.03%        1.23%
   Global Allocation Trust (See Notes 1 and 2.)             0.85%        0.05%        0.25%        0.19%       1.09%        1.29%
   Global Bond Trust (See Note 2.)                          0.70%        0.05%        0.25%        0.12%       0.87%        1.07%
   Health Sciences Trust (See Notes 1, 2 and 4.)            1.05%        0.05%        0.25%        0.12%       1.22%        1.42%
   High Yield Trust (See Notes 1 and 2.)                    0.66%        0.05%        0.25%        0.07%       0.78%        0.98%
   Income & Value Trust (See Note 2.)                       0.79%        0.05%        0.25%        0.08%       0.92%        1.12%
   Index Allocation Trust (See Notes 1, 2 and 8.)           0.05%        0.05%        0.25%        0.50%       0.60%        0.80%
   International Core Trust (formerly "International
   Stock") (See Notes 1 and 2.)                             0.89%        0.05%        0.25%        0.07%       1.01%        1.21%
   International Equity Index Trust A (See
   Notes 1, 2 and 3.)                                       0.54%        0.05%        0.25%        0.09%       0.68%        0.88%
   International Opportunities Trust (See
   Notes 1 and 2.)                                          0.90%        0.05%        0.25%        0.06%       1.01%        1.21%
   International Small Cap Trust (See Notes 1 and 2.)       0.92%        0.05%        0.25%        0.21%       1.18%        1.38%
   International Value Trust (See Notes 1, 2 and 7.)        0.82%        0.05%        0.25%        0.19%       1.06%        1.26%

                                                                                                            TOTAL FUND    TOTAL FUND
                                                         MANAGEMENT      12B-1        12B-1        OTHER      ANNUAL        ANNUAL
                                                            FEES         FEES          FEES      EXPENSES    EXPENSES      EXPENSES
                                                         ----------   ----------   -----------   --------   ----------   -----------
                                                                      (Series I)   (Series II)              (Series I)   (Series II)
JOHN HANCOCK TRUST:
   Investment Quality Bond Trust (See Notes 1 and 2.)       0.60%        0.05%        0.25%        0.09%       0.74%        0.94%
   Large Cap Trust (See Notes 1, 2 and 3.)                  0.84%        0.05%        0.25%        0.05%       0.94%        1.14%
   Large Cap Value Trust (See Notes 1 and 2.)               0.84%        0.05%        0.25%        0.08%       0.97%        1.17%
   Lifestyle Aggressive Trust (See Notes 1 and 9.)          0.05%        0.05%        0.25%        0.95%       1.05%        1.25%
   Lifestyle Balanced Trust (See Notes 1 and 9.)            0.05%        0.05%        0.25%        0.86%       0.96%        1.16%
   Lifestyle Conservative Trust (See Notes 1 and 9.)        0.05%        0.05%        0.25%        0.78%       0.88%        1.08%
   Lifestyle Growth Trust (See Notes 1 and 9.)              0.05%        0.05%        0.25%        0.89%       0.99%        1.19%
   Lifestyle Moderate Trust (See Notes 1 and 9.)            0.05%        0.05%        0.25%        0.81%       0.91%        1.11%
   Mid Cap Core Trust (See Note 2.)                         0.87%        0.05%        0.25%        0.08%       1.00%        1.20%
   Mid Cap Index Trust (See Notes 1 and 2.)                 0.49%        0.05%        0.25%        0.04%       0.58%        0.78%
   Mid Cap Stock Trust (See Notes 1 and 2.)                 0.84%        0.05%        0.25%        0.08%       0.97%        1.17%
   Mid Cap Value Trust (See Notes 1 and 2.)                 0.85%        0.05%        0.25%        0.05%       0.95%        1.15%
   Money Market Trust (See Notes 1 and 2.)                  0.48%        0.05%        0.25%        0.04%       0.57%        0.77%
   Natural Resources Trust (See Notes 1 and 2.)             1.00%        0.05%        0.25%        0.07%       1.12%        1.32%
   Pacific Rim Trust (See Notes 1 and 2.)                   0.80%        0.05%        0.25%        0.24%       1.09%        1.29%
   Quantitative All Cap Trust (See Notes 1 and 2.)          0.71%        0.05%        0.25%        0.06%       0.82%        1.02%
   Quantitative Mid Cap Trust (See Notes 1 and 2.)          0.74%        0.05%        0.25%        0.10%       0.89%        1.09%
   Quantitative Value Trust (See Notes 1 and 2.)            0.70%        0.05%        0.25%        0.06%       0.81%        1.01%
   Real Estate Securities Trust (See Notes 1 and 2.)        0.70%        0.05%        0.25%        0.06%       0.81%        1.01%
   Real Return Bond Trust (See Note 2.)                     0.70%        0.05%        0.25%        0.07%       0.82%        1.02%
   Science & Technology Trust (See Notes 1, 2 and 4.)       1.05%        0.05%        0.25%        0.07%       1.17%        1.37%
   Small Cap Trust (See Notes 1, 2 and 5.)                  0.85%        0.05%        0.25%        0.03%       0.93%        1.13%
   Small Cap Growth Trust (See Note 1.)                     1.07%        0.05%        0.25%        0.06%       1.18%        1.38%
   Small Cap Index Trust (See Notes 1 and 2.)               0.49%        0.05%        0.25%        0.04%       0.58%        0.78%
   Small Cap Opportunities Trust (See Notes 1 and 2.)       0.99%        0.05%        0.25%        0.08%       1.12%        1.32%
   Small Cap Value Trust (See Notes 1 and 10.)              1.07%        0.05%        0.25%        0.05%       1.17%        1.37%
   Small Company Trust (See Notes 1 and 2.)                 1.04%        0.05%        0.25%        0.31%       1.40%        1.60%
   Small Company Value Trust (See Notes 1 and 2.)           1.03%        0.05%        0.25%        0.05%       1.13%        1.33%
   Special Value Trust (See Notes 1 and 2.)                 1.00%        0.05%        0.25%        0.21%       1.26%        1.46%
   Strategic Bond Trust (See Notes 1 and 2.)                0.67%        0.05%        0.25%        0.08%       0.80%        1.00%
   Strategic Income Trust (See Notes 1 and 2.)              0.73%        0.05%        0.25%        0.30%       1.08%        1.28%
   Strategic Opportunities Trust (See Notes 1 and 2.)       0.80%        0.05%        0.25%        0.08%       0.93%        1.13%
   Strategic Value Trust (See Notes 1 and 2.)               0.85%        0.05%        0.25%        0.08%       0.98%        1.18%
   Total Return Trust (See Note 2.)                         0.70%        0.05%        0.25%        0.07%       0.82%        1.02%
   Total Stock Market Index Trust (See Notes 1 and 2.)      0.49%        0.05%        0.25%        0.04%       0.58%        0.78%
   U.S. Core Trust (formerly "Growth & Income")
   (See Note 2.)                                            0.76%        0.05%        0.25%        0.05%       0.86%        1.06%
   U.S. Global Leaders Growth Trust (See
   Notes 1 and 2.)                                          0.70%        0.05%        0.25%        0.06%       0.81%        1.01%
   U.S. Government Securities Trust (See
   Notes 1 and 2.)                                          0.59%        0.05%        0.25%        0.07%       0.71%        0.91%
   U.S. High Yield Bond Trust (See Notes 1 and 5.)          0.74%        0.05%        0.25%        0.21%       1.00%        1.20%
   U.S. Large Cap Trust (See Notes 1 and 2.)                0.83%        0.05%        0.25%        0.06%       0.94%        1.14%
   Utilities Trust (See Notes 1 and 2.)                     0.85%        0.05%        0.25%        0.19%       1.09%        1.29%
   Value Trust (See Notes 1 and 2.)                         0.74%        0.05%        0.25%        0.06%       0.85%        1.05%

FAM VARIABLE SERIES FUNDS, INC. (CLASS II):
   Mercury Basic Value F.I. Fund                            0.60%         N/A         0.15%        0.07%        N/A         0.82%
   Mercury Global Allocation V.I. Fund                      0.65%         N/A         0.15%        0.12%        N/A         0.92%
   Mercury Value Opportunities V.I. Fund                    0.75%         N/A         0.15%        0.09%        N/A         0.99%

PIMCO VARIABLE INSURANCE TRUST (CLASS M):
   VIT All Asset Portfolio (See Note 11.)                   0.20%         N/A         0.25%        1.08%        N/A         1.53%

NOTES TO FUND EXPENSE TABLE:

     1. The management fee shown for this Fund reflects the method of calculating the advisory fee that became effective during October, 2005 and assumes these changes were in effect for the year ended December 31, 2005. Under this method, the applicable portion of the Fund's aggregate net assets are combined with the applicable portions of one or more other funds having the same subadviser for the purpose of determining advisory fee break points.

     2. The amounts shown for this Fund reflect the advisory fee rates and the rates for Rule 12b-1 fees that became effective April 29, 2005. Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.

     3. Amounts shown reflect the aggregate annual operating expenses of this Fund and its corresponding master fund. During the year ended December 31, 2005, Capital Research Management Company (the adviser to the corresponding master fund) voluntarily reduced investment advisory fees to rates provided by an amended agreement effective April 1, 2004. If this fee waiver had been reflected, the management fee shown for the American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth and American International Funds would be 0.40%, 0.39%, 0.30%, 0.25% and 0.47%, respectively; the Total Fund
          Annual Expenses shown for Series I Class shares of such Funds would be 1.04%, 1.03%, 0.94%, 0.90% and 1.15%, respectively; and Total Fund
          Annual Expenses shown for Series II Class shares of such Funds would be 1.19%, 1.18%, 1.09%, 1.05% and 1.30%, respectively.

     4. The subadviser has voluntarily agreed to waive a portion of its subadvisory fee for John Hancock Trust's Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust series. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Funds"). Under the voluntary agreement, the subadviser will reduce its fee by 5.00% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $750 million and, effective November 1, 2006, by an additional 2.50% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $1.5 billion. The adviser has also voluntarily agreed to reduce the advisory fee for each Fund by the amount that the subadvisory fee for that Fund is reduced. These voluntary fee waivers may be terminated at any time by the subadviser or the adviser.

     5.   This Fund commenced operations on April 29, 2005.

     6. The management fee shown reflects the rates of advisory fees for the Financial Services Trust and Fundamental Value Trust that became effective October 14, 2005. Prior to that date, the adviser voluntarily agreed to reduce its advisory fee for the respective Fund to such rates (0.85% of the first $50 million of the respective Fund's average annual net assets; 0.80% of the next $450 million and 0.75% of the respective Fund's average annual net assets over $500 million).

     7. Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the adviser voluntarily agreed to waive its advisory fees so that the amount retained by the adviser after payment of the subadvisory fees for each such Fund does not exceed 0.35% (0.45% effective April 29, 2005) of the Fund's average net assets. For the year ended December 31, 2005, the effective annual advisory fee for the Global Trust and the International Value Trust was 0.77% and 0.78%, respectively. These voluntary fee waivers may be terminated at any time by the adviser.

     8. The adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average annual net assets of the Index Allocation Trust (other than the Rule 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and expenses of underlying funds in which it invests) until May 1, 2007. This reimbursement may be terminated any time after May 1, 2007. If the adviser had not reimbursed such expenses, "Other Expenses" shown for this Fund would have been 0.57%, based on estimates of expenses for the current fiscal year, and Total Fund Annual Expenses shown for Series I Class shares and Series II Class shares of this Fund would have been 0.67% and 0.87%, respectively.

     9. The management fees and Rule 12b-1 fees shown for this Fund reflect the rates that became effective during March 1, 2005 and assume these rates were in effect for the year ended December 31, 2005. Each of the Lifestyle Trusts may invest in other series of the John Hancock Trust (the "Underlying Portfolios"), with certain exceptions (John Hancock Trust's American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, Absolute Return Trust and the Index Allocation Trust series). The annual expense ratios for the permitted Underlying Portfolios range from 0.34% to 1.35%. "Other Expenses" shown in the table reflect the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust.

     10. This Fund commenced operations on April 29, 2005. "Other Expenses" shown in the table for this Fund are based on estimates for the current fiscal year.

     11. "Other Expenses" for the PIMCO All Asset Portfolio reflect an administrative fee of 0.25%, a service fee of 0.20% and expenses of underlying funds in which the PIMCO All Asset Portfolio invests ("PIMCO Underlying Funds"). The PIMCO Underlying Funds' expenses (0.63%) are estimated based upon an allocation of the Fund's assets among the PIMCO Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these PIMCO Underlying Funds. PIMCO Underlying Fund expenses will vary with changes in the expenses of the PIMCO Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Fund's current fiscal year, to waive its advisory fee to the extent that the PIMCO Underlying Funds' expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in PIMCO Underlying Funds.

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Accounts may be found in the Statements of Additional Information.

        General Information about Us, the Separate Accounts and the Funds

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

A++                 Superior companies have a very strong ability to meet their
A.M. Best           obligations; 1st category of 16

AA+                 Very strong capacity to meet policyholder and contract
Fitch               obligations; 2nd category of 24

AA+                 Very strong financial security characteristics; 2nd category
Standard & Poor's   of 21

John Hancock USA has also received the following rating from Moody's:

Aa2 Moody's   Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA Fixed Annuity Contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all Fixed Annuity Contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:

- the liability to pay contractual claims under the contracts is assumed by another insurer; or

- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a Separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of:

-    the John Hancock Trust; or

- the PIMCO Variable Insurance Trust with respect to the "PIMCO VIT All Asset Portfolio"; or

- for certain John Hancock USA Contracts issued before January 28, 2002, the FAM Variable Series Funds, Inc. with respect to the "Mercury Basic Value V.I. Fund," the "Mercury Value Opportunities V.I. Fund" and the "Mercury Global Allocation V.I. Fund."

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity Contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNTS.

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

The John Hancock Trust, the PIMCO Variable Insurance Trust ("PIMCO Trust") and FAM Variable Series Fund, Inc. are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The All Asset Fund of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

The Mercury Basic Value V.I. Fund, Mercury Value Opportunities V.I. Fund, and the Mercury Global Allocation V.I. Fund receive investment advisory services from Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors. Mercury Advisors has retained Merrill Lynch Asset Management U.K. Limited ("MLAM UK," an affiliate, to act as the investment sub-adviser to the Global Allocation V.I. Fund and may pay MLAM UK a portion of the annual management fee it receives.

If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "Distribution of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.

Each of the John Hancock Trust's Index Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") and the PIMCO All Asset Portfolio are "fund-of funds" that invest in other underlying funds. The prospectuses for each of the JHT Funds of Funds and the PIMCO All Asset Portfolio contain a description of the underlying funds for the Fund, and associated investment risks.

Each of the John Hancock Trust's American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth, and American International Funds ("JHT American Funds") invests in Series 2 shares of the corresponding investment portfolio of a "master" fund and are subject to an additional 0.25% 12b-1 fee. The JHT American Funds operate as "feeder funds," which means that the Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

                  (We show the Fund's manager (i.e. subadviser)
                       in bold above the name of the Fund)

AIM CAPITAL MANAGEMENT, INC.
   All Cap Growth Trust          Seeks long-term capital appreciation by
                                 investing the Fund's assets under normal market
                                 conditions, principally in common stocks of
                                 companies that are likely to benefit from new
                                 or innovative products, services or processes,
                                 as well as those that have experienced above
                                 average, long-term growth in earnings and have
                                 excellent prospects for future growth.

   Mid Cap Core Trust            Seeks long-term growth of capital by investing,
                                 normally, at least 80% of its assets in equity
                                 securities, including convertible securities,
                                 of mid-capitalization companies.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
   Small Company Trust           Seeks long-term capital growth by investing,
                                 under normal market conditions, primarily in
                                 equity securities of smaller-capitalization
                                 U.S. companies. The subadviser uses
                                 quantitative, computer-driven models to
                                 construct the portfolio of stocks for the Small
                                 Company Trust.

CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust          Seeks the balanced accomplishment of (a)
                                 conservation of principal and (b) long-term
                                 growth of capital and income by investing the
                                 Fund's assets in both equity and fixed-income
                                 securities. The subadviser has full discretion
                                 to determine the allocation between equity and
                                 fixed income securities.

   U.S. Large Cap Trust          Seeks long-term growth of capital and income by
                                 investing the Fund's assets, under normal
                                 market conditions, primarily in equity and
                                 equity-related securities of companies with
                                 market capitalization greater than $500
                                 million.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance
Series)
   American Blue Chip Income &   Invests all of its assets in Class 2 shares of
   Growth Trust                  the Blue Chip Income and Growth Fund, a series
                                 of American Fund Insurance Series. The Blue
                                 Chip Income and Growth Fund invests primarily
                                 in common stocks of larger, more established
                                 companies based in the U.S. with market
                                 capitalizations of $4 billion and above.

   American Bond Trust           Invests all of its assets in Class 2 shares of
                                 the Bond Trust, a series of American Fund
                                 Insurance Series (master fund). The Bond Trust
                                 seeks to maximize current income and preserve
                                 capital by normally investing 80% of its assets
                                 in bonds, (at least 65% in investment grade
                                 debt securities and up to 35% in so-called
                                 "junk bonds"), the issuers of which may be
                                 domiciled outside the United States.

   American Growth Trust         Invests all of its assets in Class 2 shares of
                                 the Growth Fund, a series of American Fund
                                 Insurance Series. The Growth Fund invests
                                 primarily in common stocks of companies that
                                 appear to offer superior opportunities for
                                 growth of capital.

   American Growth-Income        Invests all of its assets in Class 2 shares of
   Trust                         the Growth-Income Fund, a series of American
                                 Fund Insurance Series. The Growth-Income Fund
                                 invests primarily in common stocks or other
                                 securities which demonstrate the potential for
                                 appreciation and/or dividends.

   American International        Invests all of its assets in Class 2 shares of
   Trust                         the International Fund, a series of American
                                 Fund Insurance Series. The International Fund
                                 invests primarily in common stocks of companies
                                 located outside the United States.

                               JOHN HANCOCK TRUST

                  (We show the Fund's manager (i.e. subadviser)
                       in bold above the name of the Fund)

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust      Seeks growth of capital by investing primarily
                                 in common stocks of financial companies. During
                                 normal market conditions, at least 80% of the
                                 Fund's net assets (plus any borrowings for
                                 investment purposes) are invested in companies
                                 that are principally engaged in financial
                                 services. A company is "principally engaged" in
                                 financial services if it owns financial
                                 services-related assets constituting at least
                                 50% of the value of its total assets, or if at
                                 least 50% of its revenues are derived from its
                                 provision of financial services.

   Fundamental Value Trust       Seeks growth of capital by investing, under
                                 normal market conditions, primarily in common
                                 stocks of U.S. companies with market
                                 capitalizations of at least $5 billion that the
                                 subadviser believes are undervalued. The Fund
                                 may also invest in U.S. companies with smaller
                                 capitalizations.

DECLARATION MANAGEMENT & RESEARCH COMPANY
   Active Bond Trust **          Seeks income and capital appreciation by
                                 investing at least 80% of its assets in a
                                 diversified mix of debt securities and
                                 instruments.

DEUTSCHE ASSET MANAGEMENT, INC.
   All Cap Core Trust            Seeks long-term growth of capital by investing
                                 primarily in common stocks and other equity
                                 securities within all asset classes (small, mid
                                 and large cap) primarily those within the
                                 Russell 3000* Index.

   Dynamic Growth Trust          Seeks long-term growth of capital by investing
                                 in stocks and other equity securities of
                                 medium-sized U.S. companies with strong growth
                                 potential.

   Real Estate Securities        Seeks to achieve a combination of long-term
   Trust                         capital appreciation and current income by
                                 investing, under normal market conditions, at
                                 least 80% of its net assets (plus any
                                 borrowings for investment purposes) in equity
                                 securities of real estate investment trusts
                                 ("REITS") and real estate companies.

FIDELITY MANAGEMENT & RESEARCH COMPANY
   Strategic Opportunities       Seeks growth of capital by investing primarily
   Trust                         in common stocks. Investments may include
                                 securities of domestic and foreign issuers, and
                                 growth or value stocks or a combination of
                                 both.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   U.S. Core Trust               Seeks long-term growth of capital and income,
   (formerly, Growth & Income    consistent with prudent investment risk, by
   Trust)                        investing in primarily in a diversified
                                 portfolio of common stock of U.S. issuers which
                                 the subadviser believes are of high quality.

   International Core Trust      Seeks long-term growth of capital by investing
   (formerly, International      in stocks and other securities with equity
   Stock Trust)                  characteristics of companies located in the
                                 developed countries that make up the MSCI EAFE
                                 Index.

INDEPENDENCE INVESTMENT LLC
   Small Cap Trust               Seeks maximum capital appreciation consistent
                                 with reasonable risk to principal by investing,
                                 under normal market conditions, at least 80% of
                                 its net assets in equity securities of
                                 companies whose market capitalization is under
                                 $2 billion.

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust    Seeks long-term capital growth by investing at
                                 least 65% of its total assets in equity-related
                                 securities of companies that exceed $1 billion
                                 in market capitalization and that the
                                 subadviser believes have above-average growth
                                 prospects. These companies are generally
                                 medium-to-large capitalization companies.

                               JOHN HANCOCK TRUST

                  (We show the Fund's manager (i.e. subadviser)
                       in bold above the name of the Fund)

LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust             Seeks long-term capital growth by investing,
                                 under normal market conditions, primarily in
                                 equity securities that, in the subadviser's
                                 opinion, offer the potential for capital
                                 growth. The subadviser seeks to purchase
                                 securities at large discounts to the
                                 subadviser's assessment of their intrinsic
                                 value.

LORD ABBETT & CO. LLC
   All Cap Value Trust           Seeks capital appreciation by investing in
                                 equity securities of U.S. and multinational
                                 companies in all capitalization ranges that the
                                 subadviser believes are undervalued.

   Mid Cap Value Trust           Seeks capital appreciation by investing, under
                                 normal market conditions, at least 80% of the
                                 Fund's net assets (plus any borrowings for
                                 investment purposes) in mid-sized companies,
                                 with market capitalization of roughly $500
                                 million to $10 billion.

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities   Seeks long-term growth of capital by investing,
   Trust                         under normal market conditions, at least 65% of
                                 its assets in common stocks of foreign
                                 companies that are selected for their long-term
                                 growth potential. The Fund may invest in
                                 companies of any size throughout the world. The
                                 Fund normally invests in issuers from at least
                                 three different countries not including the
                                 U.S. The Fund may invest in common stocks of
                                 companies operating in emerging markets.

MASSACHUSETTS FINANCIAL SERVICES COMPANY
   Strategic Value Trust         Seeks capital appreciation by investing, under
                                 normal market conditions, at least 65% of its
                                 net assets in common stocks and related
                                 securities of companies which the subadviser
                                 believes are undervalued in the market relative
                                 to their long term potential.

   Utilities Trust               Seeks capital growth and current income (income
                                 above that available from a portfolio invested
                                 entirely in equity securities) by investing,
                                 under normal market conditions, at least 80% of
                                 the Fund's net assets (plus any borrowings for
                                 investment purposes) in equity and debt
                                 securities of domestic and foreign companies in
                                 the utilities industry.

MERCURY ADVISORS
   Large Cap Value Trust         Seeks long-term growth of capital by investing,
                                 under normal market conditions, primarily in a
                                 diversified portfolio of equity securities of
                                 large cap companies located in the U.S.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   500 Index Trust               Seeks to approximate the aggregate total return
                                 of a broad U.S. domestic equity market index by
                                 attempting to track the performance of the S&P
                                 500* Composite Stock Price Index.

   Index Allocation Trust        Seeks long-term growth of capital with current
                                 income also a consideration by investing in a
                                 number of other index Funds of John Hancock
                                 Trust.

   Lifestyle Aggressive ***      Seeks to provide long-term growth of capital
                                 (current income is not a consideration) by
                                 investing 100% of the Lifestyle Trust's assets
                                 in other Funds of the Trust ("Underlying
                                 Portfolios") which invest primarily in equity
                                 securities.

   Lifestyle Balanced ***        Seeks to provide a balance between a high level
                                 of current income and growth of capital with a
                                 greater emphasis given to capital growth by
                                 investing approximately 40% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 60% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

   Lifestyle Conservative ***    Seeks to provide a high level of current income
                                 with some consideration also given to growth of
                                 capital by investing approximately 80% of the
                                 Lifestyle Trust's assets in Underlying
                                 Portfolios which invest primarily in fixed
                                 income securities and approximately 20% of its
                                 assets in Underlying Portfolios which invest
                                 primarily in equity securities.

                               JOHN HANCOCK TRUST

                  (We show the Fund's manager (i.e. subadviser)
                       in bold above the name of the Fund)

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   Lifestyle Growth ***          Seeks to provide long-term growth of capital
                                 with consideration also given to current income
                                 by investing approximately 20% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 80% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

   Lifestyle Moderate ***        Seeks to provide a balance between a high level
                                 of current income and growth of capital with a
                                 greater emphasis given to current income by
                                 investing approximately 60% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 40% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   Mid Cap Index Trust           Seeks to approximate the aggregate total return
                                 of a mid cap U.S. domestic equity market index
                                 by attempting to track the performance of the
                                 S&P* Mid Cap 400 Index.

   Money Market Trust            Seeks maximum current income consistent with
                                 preservation of principal and liquidity by
                                 investing in high quality money market
                                 instruments with maturities of 397 days or less
                                 issued primarily by U. S. entities.

   Pacific Rim Trust             Seeks long-term growth of capital by investing
                                 in a diversified portfolio that is comprised
                                 primarily of common stocks and equity-related
                                 securities of corporations domiciled in
                                 countries in the Pacific Rim region

   Quantitative All Cap Trust    Seeks long-term growth of capital by investing,
                                 under normal circumstances, primarily in equity
                                 securities of U.S. companies. The Fund will
                                 generally focus on equity securities of U.S.
                                 companies across the three market
                                 capitalization ranges of large, mid and small.

   Quantitative Mid Cap Trust    Seeks long-term growth of capital by investing,
                                 under normal market conditions, at least 80% of
                                 its total assets (plus any borrowings for
                                 investment purposes) in U.S. mid-cap stocks,
                                 convertible preferred stocks, convertible bonds
                                 and warrants.

   Quantitative Value Trust      Seeks long-term capital appreciation by
                                 investing primarily in large-cap U.S.
                                 securities with the potential for long-term
                                 growth of capital.

   Small Cap Index Trust         Seeks to approximate the aggregate total return
                                 of a small cap U.S. domestic equity market
                                 index by attempting to track the performance of
                                 the Russell 2000* Index.

   Total Stock Market Index      Seeks to approximate the aggregate total return
   Trust                         of a broad U.S. domestic equity market index by
                                 attempting to track the performance of the
                                 Wilshire 5000 Equity Index.

MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities       Seeks long-term capital appreciation by
   Trust                         investing, under normal circumstances, at least
                                 80% of its assets in equity securities of
                                 companies with market capitalizations within
                                 the range of the companies in the Russell 2000*
                                 Index.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust             Seeks to realize maximum total return,
                                 consistent with preservation of capital and
                                 prudent investment management by investing the
                                 Fund's assets primarily in fixed income
                                 securities denominated in major foreign
                                 currencies, baskets of foreign currencies (such
                                 as the ECU), and the U.S. dollar.

   Real Return Bond Trust        Seeks maximum return, consistent with
                                 preservation of capital and prudent investment
                                 management by investing, under normal market
                                 conditions, at least 80% of its net assets in
                                 inflation-indexed bonds of varying maturities
                                 issued by the U.S. and non-U.S. governments and
                                 by corporations.

                               JOHN HANCOCK TRUST

                  (We show the Fund's manager (i.e. subadviser)
                       in bold above the name of the Fund)

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Total Return Trust            Seeks to realize maximum total return,
                                 consistent with preservation of capital and
                                 prudent investment management by investing,
                                 under normal market conditions, at least 65% of
                                 the Fund's assets in a diversified portfolio of
                                 fixed income securities of varying maturities.
                                 The average portfolio duration will normally
                                 vary within a three- to six-year time frame
                                 based on the subadviser's forecast for interest
                                 rates.

PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust           Seeks long-term growth of capital by investing,
                                 under normal market conditions, at least 80% of
                                 its net assets in domestic equity securities.

RCM CAPITAL MANAGEMENT LLC
   Emerging Small Company        Seeks long-term growth of capital by investing,
   Trust                         under normal market conditions, at least 80% of
                                 its net assets (plus any borrowings for
                                 investment purposes) in common stock equity
                                 securities of companies with market
                                 capitalizations that approximately match the
                                 range of capitalization of the Russell 2000
                                 Growth* Index ("small cap stocks") at the time
                                 of purchase.

SOVEREIGN ASSET MANAGEMENT LLC
   Active Bond Trust **          Seeks income and capital appreciation by
                                 investing at least 80% of its assets in a
                                 diversified mix of debt securities and
                                 instruments.

   Emerging Growth Trust         Seeks superior long-term rates of return
                                 through capital appreciation by investing,
                                 under normal circumstances, primarily in high
                                 quality securities and convertible instruments
                                 of small-cap U.S. companies.

   Strategic Income Trust        Seeks a high level of current income by
                                 investing, under normal market conditions,
                                 primarily in foreign government and corporate
                                 debt securities from developed and emerging
                                 markets; U.S. Government and agency securities;
                                 and U.S. high yield bonds.

SSGA FUNDS MANAGEMENT, INC.
   International Equity Index    Seeks to track the performance of broad-based
   Trust A                       equity indices of foreign companies in
                                 developed and emerging markets by attempting to
                                 track the performance of the MSCI All Country
                                 World ex-US Index*. (Series I shares are
                                 available for sale to contracts purchased prior
                                 to May 13, 2002; Series II shares are available
                                 for sale to contracts purchased on or after May
                                 13, 2002).

SUSTAINABLE GROWTH ADVISERS, L.P.
   U.S. Global Leaders Growth    Seeks long-term growth of capital by investing,
   Trust                         under normal market conditions, primarily in
                                 common stocks of "U.S. Global Leaders."

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust        Seeks to achieve long-term growth of capital
                                 (current income is a secondary objective) by
                                 investing, under normal market conditions, at
                                 least 80% of the Fund's total assets in the
                                 common stocks of large and medium-sized blue
                                 chip growth companies. Many of the stocks in
                                 the Fund are expected to pay dividends.

   Equity-Income Trust           Seeks to provide substantial dividend income
                                 and also long-term capital appreciation by
                                 investing primarily in dividend-paying common
                                 stocks, particularly of established companies
                                 with favorable prospects for both increasing
                                 dividends and capital appreciation.

   Health Sciences Trust         Seeks long-term capital appreciation by
                                 investing, under normal market conditions, at
                                 least 80% of its net assets (plus any
                                 borrowings for investment purposes) in common
                                 stocks of companies engaged in the research,
                                 development, production, or distribution of
                                 products or services related to health care,
                                 medicine, or the life sciences (collectively
                                 termed "health sciences").

   Science & Technology Trust    Seeks long-term growth of capital by investing,
                                 under normal market condition, at least 80% of
                                 its net assets (plus any borrowings for
                                 investment purposes) in common stocks of
                                 companies expected to benefit from the
                                 development, advancement, and use of science
                                 and technology. Current income is incidental to
                                 the Fund's objective.

                               JOHN HANCOCK TRUST

                  (We show the Fund's manager (i.e. subadviser)
                       in bold above the name of the Fund)

T. ROWE PRICE ASSOCIATES, INC.
   Small Company Value Trust     Seeks long-term growth of capital by investing,
                                 under normal market conditions, primarily in
                                 small companies whose common stocks are
                                 believed to be undervalued. Under normal market
                                 conditions, the Fund will invest at least 80%
                                 of its net assets (plus any borrowings for
                                 investment purposes) in companies with a market
                                 capitalization that do not exceed the maximum
                                 market capitalization of any security in the
                                 Russell 2000* Index at the time of purchase.

TEMPLETON GLOBAL ADVISORS LIMITED
   Global Trust                  Seeks long-term capital appreciation by
                                 investing, under normal market conditions, at
                                 least 80% of its net assets (plus any
                                 borrowings for investment purposes) in equity
                                 securities of companies located anywhere in the
                                 world, including emerging markets.

TEMPLETON INVESTMENT COUNSEL, LLC
   International Small           Seeks capital appreciation by investing
   Cap Trust                     primarily in the common stock of companies
                                 located outside the U.S. which have total stock
                                 market capitalization or annual revenues of
                                 $1.5 billion or less ("small company
                                 securities").

   International Value Trust     Seeks long-term growth of capital by investing,
                                 under normal market conditions, primarily in
                                 equity securities of companies located outside
                                 the U.S., including emerging markets.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust       Seeks total return, consisting of long-term
                                 capital appreciation and current income, by
                                 investing in equity and fixed income securities
                                 of issuers located within and outside the U.S..

   Large Cap Trust               Seeks to maximize total return, consisting of
                                 capital appreciation and current income by
                                 investing, under normal circumstances, at least
                                 80% of its net assets (plus borrowings for
                                 investment purposes, if any) in equity
                                 securities of U.S. large capitalization
                                 companies.

VAN KAMPEN
   Value Trust                   Seeks to realize an above-average total return
                                 over a market cycle of three to five years,
                                 consistent with reasonable risk, by investing
                                 primarily in equity securities of companies
                                 with capitalizations similar to the market
                                 capitalization of companies in the Russell
                                 Midcap Value* Index.

WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond       Seeks a high level of current income consistent
   Trust                         with the maintenance of principal and
                                 liquidity, by investing in a diversified
                                 portfolio of investment grade bonds and tends
                                 to focus its investment on corporate bonds and
                                 U.S. Government bonds with intermediate to
                                 longer term maturities. The Fund may also
                                 invest up to 20% of its assets in
                                 non-investment grade fixed income securities.

   Mid Cap Stock Trust           Seeks long-term growth of capital by investing
                                 primarily in equity securities of mid-size
                                 companies with significant capital appreciation
                                 potential.

   Natural Resources Trust       Seeks long-term total return by investing,
                                 under normal market conditions, primarily in
                                 equity and equity-related securities of natural
                                 resource-related companies worldwide.

   Small Cap Growth Trust        Seeks long-term capital appreciation by
                                 investing, under normal market conditions,
                                 primarily in small-cap companies that are
                                 believed to offer above average potential for
                                 growth in revenues and earnings.

   Small Cap Value Trust         Seeks long-term capital appreciation by
                                 investing, under normal market conditions, at
                                 least 80% of its assets in small-cap companies
                                 that are believed to be undervalued by various
                                 measures and offer good prospects for capital
                                 appreciation.

                               JOHN HANCOCK TRUST

                  (We show the Fund's manager (i.e. subadviser)
                       in bold above the name of the Fund)

WELLS FARGO FUND MANAGEMENT, LLC
   Core Bond Trust               Seeks total return consisting of income and
                                 capital appreciation by investing, under normal
                                 market conditions, in a broad range of
                                 investment-grade debt securities. The
                                 subadviser invests in debt securities that the
                                 subadviser believes offer attractive yields and
                                 are undervalued relative to issues of similar
                                 credit quality and interest rate sensitivity.
                                 From time to time, the Fund may also invest in
                                 unrated bonds that the subadviser believes are
                                 comparable to investment-grade debt securities.
                                 Under normal circumstances, the subadviser
                                 expects to maintain an overall effective
                                 duration range between 4 and 5 1/2 years.

   U.S. High Yield Bond Trust    Seeks total return with a high level of current
                                 income by investing, under normal market
                                 conditions, primarily in below investment-grade
                                 debt securities (sometimes referred to as "junk
                                 bonds" or high yield securities). The Fund also
                                 invests in corporate debt securities and may
                                 buy preferred and other convertible securities
                                 and bank loans.

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust              Seeks to realize an above-average total return
                                 over a market cycle of three to five years,
                                 consistent with reasonable risk, by investing
                                 primarily in high yield debt securities,
                                 including corporate bonds and other
                                 fixed-income securities.

   Special Value Trust           Seeks long-term capital growth by investing,
                                 under normal circumstances, at least 80% of its
                                 net assets in common stocks and other equity
                                 securities of companies whose market
                                 capitalization at the time of investment is no
                                 greater than the market capitalization of
                                 companies in the Russell 2000 Value* Index.

   Strategic Bond Trust          Seeks a high level of total return consistent
                                 with preservation of capital by giving its
                                 subadviser broad discretion to deploy the
                                 Fund's assets among certain segments of the
                                 fixed income market as the subadviser believes
                                 will best contribute to achievement of the
                                 Fund's investment objective.

   U.S. Government Securities
   Trust Seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

                      FAM VARIABLE SERIES FUNDS, INC. ****

MERCURY ADVISORS
   Mercury Basic Value           The investment objective of the Fund is to seek
   V. I. Fund                    capital appreciation and, secondarily, income.

   Mercury Value Opportunities   The investment objective of the Fund is to seek
   V. I. Fund                    long-term growth of capital.

MERRILL LYNCH ASSET MANAGEMENT U.K. LIMITED.
   Mercury Global Allocation     The investment objective of the Fund is to seek
   V. I. Fund                    high total investment return.

                         PIMCO VARIABLE INSURANCE TRUST

PACIFIC INVESTMENT MANAGEMENT COMPANY
   PIMCO VIT All Asset           The Fund invests primarily in a diversified mix
   Portfolio                     of: (a) common stocks of large and mid sized
                                 U.S. companies, and (b) bonds with an overall
                                 intermediate term average maturity.

* "Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 3000(R)" and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

** The Active Bond Trust is subadvised by Declaration Management & Research LLC and Sovereign Asset Management LLC.

*** Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.

**** Not available to John Hancock USA Contracts issued on or after January 28,
     2002 or with any John Hancock New York Contract.

VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                           Description of the Contract

ELIGIBLE PLANS

Contracts may have been issued to fund Qualified Plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see Appendix B: "Qualified Plan Types"). The Contracts is also designed so that it may be used with Non-Qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ELIGIBLE GROUPS

John Hancock USA has issued Group Contracts to Venture Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.

ACCUMULATION PERIOD PROVISIONS

We impose limits on the minimum amount of subsequent Purchase Payments.

Purchase Payments

You make Purchase Payments to us at our Annuities Service Center. Except as noted below, the minimum initial Purchase Payment you paid for the Contract was $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. However, if you elected the optional Payment Enhancement (only available in New York), the minimum initial Purchase Payment was $10,000.

Subsequent Purchase Payments must be at least $30, unless you purchased a VEN 1 Contract. In that case, subsequent Purchase Payments must be $25 for a VEN 1 Qualified Contract and $300 for a VEN 1 Non-Qualified Contract. Purchase Payments may be made at any time and must be in U.S. dollars.

We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

- You purchased your Contract through a 1035 exchange or a qualified plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions;

- You purchased more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000;

- You and your spouse each purchased at least one new Contract AND the average initial Purchase Payment for the new Contract(s) was equal to or greater than $50,000;

-    You purchased a Contract that will be used within our Individual 401(k)
     Program;

- You purchased a new qualified plan Contract under an already existing qualified retirement plan AND the plan is currently invested in one or more qualified retirement plan Contracts established prior to June 1, 2004;

- You purchased multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.

If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:

- the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

-    the Contract Value at the end of such two year period is less than $2,000.

Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made as described above.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic transactions procedures described below).

The optional Payment Enhancement Rider was only available in New York.

Payment Enhancement

The optional Payment Enhancement Rider was not available for John Hancock New York Contracts issued prior to January 1, 2001 or for any John Hancock USA Contract. The Payment Enhancement Rider was only available with Contracts issued in New York by John Hancock New York. You may only have elected the Payment Enhancement Rider at issue and once elected is irrevocable. The minimum initial Purchase Payment required to elect the Payment Enhancement was $10,000. We imposed an additional fee for the Payment Enhancement Rider and Contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.

If you elected the Payment Enhancement Rider, we will add a Payment Enhancement to your Contract when you make a Purchase Payment. The Payment Enhancement is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. For John Hancock New York Contracts issued on or after July 12, 2004 and prior to November 1, 2004, the Payment Enhancement was 5%. The Payment Enhancement is funded from John Hancock New York's General Account.

PURCHASE PAYMENTS WHICH ARE NOT ELIGIBLE FOR A PAYMENT ENHANCEMENT. If the Owner's spouse is the Beneficiary, the spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Enhancement.

RIGHT TO REVIEW CONTRACT. If you exercised your right to return your Contract during the "ten day right to review period," John Hancock New York would have reduced the amount returned to you by the amount of any Payment Enhancement applied to your initial Purchase Payment. Therefore, you bore the risk that if the market value of the Payment Enhancement had declined, we would still have recovered the full amount of the Payment Enhancement. However, earnings attributable to the Payment Enhancement would not have been deducted from the amount paid to you. If a Contract was issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, John Hancock New York would have returned the Purchase Payments if this is greater then the amount otherwise payable.

TAX CONSIDERATIONS. Payment Enhancements are not considered to be "investment in the Contract" for income tax purposes (see "Federal Tax Matters").

MATTERS TO CONSIDER ABOUT THE PAYMENT ENHANCEMENT. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. Before making additional Purchase Payments, you and your financial adviser should consider:

-    The length of time that you plan to own your Contract;

-    The frequency, amount and timing of any partial surrenders;

-    The amount and frequency of your Purchase Payments.

Choosing the Payment Enhancement is generally advantageous except in the following situation: if you intend to make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to renewal Purchase Payments and you intend to hold your Contract for more than 11 years.

We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset based charges (see "Charges and Deductions").

If you are considering making additional payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice (see Appendix B: "Qualified Plan Types").

ADDITIONAL CHARGES FOR THE PAYMENT ENHANCEMENT. If you elected the Payment Enhancement Rider, the Separate Account annual expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement is elected is 8% (as opposed to 6% with no Payment Enhancement) and the withdrawal charge period is 8 years if the Payment Enhancement is elected (as opposed to 7 years with no Payment Enhancement).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account at $10 or $12.50 on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying
(i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.

We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

- your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or

- we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "Valuation Period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

- the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus

- the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another variable investment option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

-    restricting the number of transfers made during a defined period;

-    restricting the dollar amount of transfers;

- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

-    restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

ADDITIONAL TRANSFER REQUIREMENTS FOR VEN 1 AND VEN 3 CONTRACTS. We impose additional requirements under VEN 1 and VEN 3 Contracts. Under these Contracts, Owners may transfer all or part of their Contract Value to a Fixed Annuity contract issued by us at any time. In such case, we will waive any withdrawal charge that would otherwise be applicable under the terms of the Contract. Similarly, we will permit holders of such fixed Contracts to transfer certain Contract Values to the Separate Account. In such case, the Contract Values transferred will be attributable to certain Purchase Payments made under the fixed Contract. For purposes of calculating the withdrawal charge under the Contract, the Contract Date will be deemed to be the date of the earliest Purchase Payment transferred from the fixed Contract and the date of other Purchase Payments transferred will be deemed to be the dates actually made under the fixed Contract. A transfer of all or a part of the Contract Value from one Contract to another may be treated as a distribution of all or a part of the Contract Value for Federal tax purposes.

Under the VEN 1 Contract, a Contract Owner may transfer prior to the Maturity Date amounts among Investment Accounts of the Contract without charge, but such transfers cannot be made on more than two occasions in any Contract Year. After annuity benefit payments have been made for at least 12 months under a VEN 1 Contract, all or a portion of the assets held in a Sub-Account with respect to the Contract may be transferred by the Annuitant to one or more other Sub-Accounts. Such transfers can be made only once each 12 months upon notice to us at least 30 days before the due date of the first annuity payment to which the change will apply.

Maximum Number of Investment Options

There is no limit on the number of Investment Options to which you may allocate Purchase Payments.

We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions

We will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

-    any loss or theft of your password; or

-    any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing programs.

Special Transfer Services-Dollar Cost Averaging Program

We administer a Dollar Cost Averaging ("DCA") Program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA Program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA Programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA Program.

The DCA Program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA Program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA Program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA Program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA Program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuities Service Center. There is no charge for participation in the DCA Program.

Special Transfer Services - Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program). You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs begun on or after October 1, 1996, we will permit asset rebalancing on the following time schedules:

- quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

- semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

- annually on December 26th (or the next Business Day if December 26th is not a Business Day).

Rebalancing will continue to take place on the last Business Day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

Secure Principal Program

Contracts issued prior to December 30, 2002 by John Hancock USA and Contracts issued prior to March 24, 2003 by John Hancock New York had the option to participate in our Secure Principal Program. Under the Secure Principal Program the initial Purchase Payment was split between a 7 year Fixed Investment Option and Variable Investment Options. We guarantee that percentage of the initial Purchase Payment you allocated to your 7 year Fixed Investment Option will grow to an amount at least equal to your total initial Purchase Payment at the end of the guaranteed period. The balance of the initial Purchase Payment was allocated among the Investment Options indicated on the Contract specifications page. You may obtain full information concerning the program and its restrictions from your securities dealer or the applicable Annuities Service Center.

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges and tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under "Telephone and Electronic Transactions." For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see "Fixed Investment Options."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

- the New York Stock Exchange is closed (other than customary weekend and holiday closings);

-    trading on the New York Stock Exchange is restricted;

- an emergency exists, as determined by the SEC, as a result of which disposal of securities held in a Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

- the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").

You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services - The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA Program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or the applicable Annuities Service Center. We do not charge a fee to participate in the IP program.

Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Principal Plus and Principal Plus for Life optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under the Principal Plus for Life and Principal Plus Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your initial Payment(s), even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "Step-Up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.

If you die during the Accumulation Period, we distribute death benefits that might exceed your Contract Value.

Death Benefits During the Accumulation Period

The Contracts described in this Prospectus generally provide for distribution of death benefits before a Contract's Maturity Date.

We use the term OWNER-DRIVEN when we describe death benefits under some versions of the Contracts (VEN 24, VEN 22 and VEN 20), where we determine a death benefit upon the death of the Owner during the Accumulation Period. Under these versions, we do not pay a death benefit upon the death of an Annuitant before the Maturity Date, unless:

-    You, the Owner, are the Annuitant, or

- We issued your Contract to an Owner that is not an individual (for example the Owner is a trust) and we deem the Annuitant to be the Owner for purposes of determining the death benefit.

We use the term ANNUITANT-DRIVEN when we describe death benefits under other versions of the Contracts (VEN 9, VEN 8, VEN 7, VEN 3 and VEN 1), where we determine a death benefit on the Annuitant's death, instead of the Owner's death, if the Annuitant predeceases the Owner during the Accumulation Period. Even under Annuitant-driven Contracts, however, we will make a distribution of Contract Value if you are the Owner, but not the Annuitant, and you predecease the Annuitant during the Accumulation Period. For purposes of determining the amount of any death benefits, we treat the Annuitant as an Owner under Non-Qualified Contracts where the Owner is not an individual (for example, the Owner is a corporation or a trust). We treat a change in the Annuitant or any co-Annuitant under this type of Annuitant-driven Contract as the death of the Owner and distribute Contract Value. In cases where a change in the Annuitant (or co-Annuitant) results in a distribution, we will reduce the amount by charges which would otherwise apply upon withdrawal. If a Non-Qualified Contract has both an individual and a non-individual Owner, we will determine death benefits as provided in the Contract upon the death of the Annuitant or any individual Owner, whichever occurs earlier.

The death benefit under Owner-driven and Annuitant-driven Contracts is the greater of:

-    the Contract Value; or

-    the respective minimum death benefit described below.

The minimum death benefits provided under both Owner-driven and Annuitant-driven Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner (or Annuitant) on the date of issue. In addition, you may have purchased a Contract with an optional benefit Rider that will enhance the amount of death benefit.

You should read your Contract carefully to determine the minimum death benefit under your Contract and any enhanced death benefit payable during the Accumulation Period.

We will decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We will increase the death benefit by any optional enhanced death benefits that you may have purchased.

MINIMUM DEATH BENEFIT - OWNER-DRIVEN CONTRACTS. We describe principal features of the applicable minimum death benefit on Owner-driven Contracts in the text below each of the following tables.

CONTRACT VERSION            AVAILABILITY            DEATH BENEFIT BASED ON
----------------            ------------            ----------------------
   Ven 20, 22            May 1998 - May 2006             Oldest Owner
Ven 24 (NY Only)   May, 1999 - May 2006 (NY Only)        Oldest Owner

Minimum Death Benefit Limits: Adjustment for partial withdrawals. We limit the minimum death benefit on this type of VEN 20, VEN 22 and VEN 24 Contract to $10,000,000, except for (a) Contracts issued in HI, MA, MN, NY & VT; (b) Contracts issued prior to July 25, 2003 in Illinois and Pennsylvania; and (c) Contracts issued prior to June 2, 2003 in all other states. We will also reduce the minimum death benefit proportionally in connection with partial withdrawals. For Contracts issued prior to January 1, 2003, however, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

Principal Features - Oldest Owner less than age 81 at issue. During the first Contract Year, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

The minimum death benefit during any Contract Year after the first Contract Year equals the greater of (i) or (ii), where:

     (i) equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals; and

     (ii) is the greatest Anniversary Value prior to the oldest Owner's attained age 81. "Anniversary Value" is the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with partial withdrawals, since that Contract Anniversary.

Principal Features - Oldest Owner age 81 or more at issue. The minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

CONTRACT VERSION      AVAILABILITY       DEATH BENEFIT BASED ON
----------------      ------------       ----------------------
   Ven 20, 22      May 1994 - May 1998        Oldest Owner

Principal Features. Oldest owner less than 81 at issue and owner dies prior to his or her 85th birthday. During the first Contract Year, the minimum death benefit on this type of VEN 20 and VEN 22 Contract is the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.

During any subsequent Contract Year, the minimum death benefit is the death benefit on the last day of the previous Contract Year, plus any Purchase Payments made and less any amounts deducted in connection with partial withdrawals since then. If any Owner dies after his or her 85th birthday, however, the minimum death benefit is the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.

Principal Features. Oldest owner age 81 or more at issue. The minimum death benefit will be the Contract Value less any applicable withdrawal charge at the time of payment of benefits. For Contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

The amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal. Withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an Annuity Option).

Limited Availability. We issued this version of the VEN 20, and VEN 22 Contracts in Puerto Rico and during the dates shown below:

FROM AUGUST 15 , 1994   TO:   IN THE STATES OF:
---------------------------   -----------------
May 1, 1998                   Alaska, Alabama, Arizona, Arkansas, California,
                              Colorado, Delaware, Georgia, Hawaii, Idaho,
                              Illinois, Indiana, Iowa, Kansas, Kentucky,
                              Louisiana, Maine, Michigan, Mississippi, Missouri,
                              Nebraska, Nevada, New Jersey, New Mexico, North
                              Carolina, North Dakota, Ohio, Oklahoma,
                              Pennsylvania, Rhode Island, South Carolina, South
                              Dakota, Tennessee, Utah, Vermont, Virginia, West
                              Virginia, Wisconsin, Wyoming

June 1, 1998                  Connecticut

July 1, 1998                  Minnesota, Montana, District of Columbia

October 1, 1998               Texas

February 1, 1999              Massachusetts

March 15, 1999                Florida, Maryland, Oregon

November 1, 1999              Washington

MINIMUM DEATH BENEFIT - ANNUITANT-DRIVEN CONTRACTS. We describe principal features of the applicable minimum death benefit on Annuitant-driven Contracts in the following sub-sections and in the text below each of the following tables.

Death of Annuitant who is not the Owner. We will pay the applicable minimum death benefit, less any Debt, to the Beneficiary upon the death of the Annuitant if the Owner is not the Annuitant and the Annuitant dies before the Owner and before the Maturity Date. If there is more than one such Annuitant, the minimum death benefit will be paid on the death of the last surviving co-Annuitant, if any, if death occurs before the Owner and before the Maturity Date. The death benefit will be paid either as a lump sum or in accordance with any of the distribution options available under the Contract. VEN 7, VEN 8 and VEN 9: An election to receive the death benefit under an Annuity Option must be made within 60 days after the date on which the death benefit first becomes payable. VEN 7, VEN 8 and VEN 9: Rather than receiving the minimum death benefit, the Beneficiary may elect to continue the Contract as the new Owner. (In general, a Beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit).

Death of Annuitant who is the Owner. We will pay the applicable minimum death benefit, less any Debt, to the Beneficiary if the Owner is the Annuitant, dies before the Maturity Date and is not survived by a co-Annuitant. VEN 7, VEN 8 and VEN 9: If the Contract is a Non-Qualified Contract, and a co-Annuitant survives the Owner, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner (the person, persons or entity to become the Owner) instead of the Beneficary. VEN 3: If the Contract is a Non-Qualified Contract, and a co-Annuitant survives the Owner, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner or to the Contract Owner's estate. VEN 1: The Contract does not provide for co-Annuitants or successor Owners.

Death of Owner who is not the Annuitant. VEN 7, VEN 8 and VEN 9: If the Owner is not the Annuitant and dies before the Maturity Date and before the Annuitant, the successor Owner will become the Owner of the Contract. If the Contract is a Non-Qualified Contract, we will distribute an amount equal to the amount payable upon total withdrawal, without reduction for any withdrawal charge, to the successor Owner. If a Non-Qualified Contract has more than one individual Owner, the distribution will be made to the remaining individual Owner(s) instead of a successor Owner. VEN 3: If the Contract is a Non-Qualified Contract, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner or to the Contract Owner's estate. VEN 1: If the Contract is a Non-Qualified Contract, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the Contract Owner's estate.

CONTRACT VERSION             AVAILABILITY            DEATH BENEFIT BASED ON
----------------             ------------            ----------------------
      Ven 7            August 1989 - April 1999           Any Annuitant
      Ven 8         September 1992 - February 1999        Any Annuitant
 Ven 9 (NY Only)   March 1992 - May 1999 (NY Only)        Any Annuitant

Principal Features of Minimum Death Benefit. During the first six Contract Years, the minimum death benefit on VEN 7, VEN 8 and VEN 9 Contract equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

During any subsequent six Contract Year period, the minimum death benefit is the death benefit as of the last day of the previous six Contract Year period plus any Purchase Payments made and less any amount deducted in connection with partial withdrawals since then.

If death occurs after the first of the month following the decedent's 85th birthday, the minimum death benefit will be the Contract Value on the date due proof of death and all required claim forms are received at the applicable Annuities Service Center.

CONTRACT VERSION           AVAILABILITY           DEATH BENEFIT BASED ON
----------------           ------------           ----------------------
     Ven 3         November 1986 - October 1993        Any Annuitant
     Ven 1             June 1985 - June 1987           Any Annuitant

Principal Features of Minimum Death Benefit. During the first five Contract Years, the minimum death benefit on VEN 3 and VEN 1 Contracts equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

During any subsequent five Contract Year period:

- For VEN 3, the minimum death benefit is the death benefit as of the last day of the previous five Contract Year period plus any Purchase Payments made and less any amount deducted in connection with partial withdrawals since then;

- For VEN 1, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

DETERMINATION OF DEATH BENEFIT. We determine the death benefit for both Owner-driven and Annuitant-driven Contracts on the date we receive written notice and "proof of death," as well as all required claims forms from all beneficiaries, at the applicable Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at the applicable Annuities Service Center:

-    a certified copy of a death certificate; or

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

-    any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "Federal Tax Matters" and Appendix B:
"Qualified Plan Types").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

Except as otherwise stated above for certain Annuitant-driven Contracts, we will pay the death benefit to the Beneficiary if any Owner dies before the Maturity Date. If there is a surviving Owner, that Contract Owner will be deemed to be the Beneficiary. If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").

If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following and as may be stated otherwise for certain Annuitant-driven Contracts:

-    The Beneficiary will become the Owner.

- Any excess of the death benefit over the Contract Value will be allocated to the Owner's Investment Accounts in proportion to their relative values on the date of receipt at the applicable Annuities Service Center of due proof of the Owner's death.

-    No additional Purchase Payments may be made.

-    Withdrawal charges will be waived for all future distributions.

- If the deceased Owner's spouse is the Beneficiary, the spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. In addition, the death benefit on the last day of the previous Contract Year (or the last day of the

     Contract Year ending just prior to the Owner's 81st birthday, if applicable) shall be set to zero as of the date of the first Owner's death.

- If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below under "Annuity Options", which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

- Alternatively, if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.

Optional Enhanced Death Benefits

Please see Appendix C: "Optional Enhanced Death Benefits" for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased:

- GUARANTEED EARNINGS MULTIPLIER DEATH BENEFIT. (Not available in New York and Washington.) Under the Guaranteed Earnings Multiplier Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under Guaranteed Earnings Multiplier, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) are less than 70 years old when we issue a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) is 70 or older at issue. John Hancock USA reduces the "appreciation in the Contract Value" proportionally in connection with partial withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. Guaranteed Earnings Multiplier is available only at Contract issue and cannot be revoked once elected.

- TRIPLE PROTECTION DEATH BENEFIT. (Not available in New York) John Hancock USA offered the Triple Protection Death Benefit Rider between December, 2003 and December, 2004. Triple Protection Death Benefit provides a guaranteed death benefit amount which can be increased or decreased as provided in the Rider. The Triple Protection Death Benefit replaces any other death benefit under the Contract. The Triple Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once Triple Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

General

Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page or as specified in your application for the Contract, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary (6th Contract Anniversary for VEN 7 and VEN 8 Contracts). For John Hancock New York Contracts, the maximum Maturity Date will be the date the oldest annuitant obtains age 90. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.

You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.

Annuity Options

Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity benefit payments based on the Investment Account Value of each Investment Option at the Maturity Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

We guarantee the following Annuity Options are offered in the Contract.

     OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

     OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

     OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.

     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARs - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.

     OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments.


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

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity benefit payments.

Determination of Amount of the First Variable Annuity Benefit Payment

We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity benefit payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments

We will base Variable Annuity benefit payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.

The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first Variable Annuity payment. (For VEN 1, VEN 3, VEN 7, VEN 8 and VEN 9 Contracts, the assumed interest is 4%.) The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity benefit payments will not decrease is 4.04%.

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period

Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer


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

privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

Optional Guaranteed Minimum Income Benefits

Please see Appendix E: "Optional Guaranteed Minimum Income Benefits" for a general description of the Optional Guaranteed Retirement Income Program Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. We base the guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Program Riders were available only at Contract issue. The Riders cannot be revoked once elected.

OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract within the permitted time.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your securities dealer at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.

No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable. If you purchased your Contract in New York with the optional Payment Enhancement Rider, we will reduce the amount returned to you by the amount of any Payment Enhancement applied to your initial Purchase Payment. See "Payment Enhancement" for additional information.

If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Investment Option), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract or certificate specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of Non-Qualified Contracts, ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the Ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.


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

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuities Service Center. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

GROUP CONTRACTS (John Hancock USA Contracts only). An eligible member of a group to which a group contract has been issued may have become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. If so, we issued a Contract summarizing the rights and benefits of that Owner under the group contract, or we issued an individual contract to an applicant acceptable to us. We reserve the right to decline to issue a Contract to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the group contract was issued may restrict an Owner's ability to exercise such rights and privileges.

In the case of a group annuity contract, we may not modify the group contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge as to any Contract issued after the effective date of the modification. (The VEN 8 Contract does not include "free withdrawal percentage" among Contract terms we are authorized to change on 60 days notice to the group holder.)

All Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interests as specified in his or her Contract. Prior to the Maturity Date, an Owner is the person designated in an application or as subsequently named. On and after a Contract's Maturity Date, the Annuitant is the Owner and after the death of the Annuitant, the Beneficiary is the Owner. In the case of Non-Qualified Contracts, Ownership of the Contract may be changed at any time. In the case of Non-Qualified Contracts, an Owner may assign his or her interest in the Contract during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Assigning a Contract or interest therein, or changing the ownership of a Contract, may be treated as a distribution of all or a portion of the Contract Value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by us. Any assignment and any change, if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

ACCEPTANCE OF CONTRACTS. John Hancock USA has discontinued new applications and issuance of new group contracts.

The Annuitant is either you or someone you designate.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant". The Annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

VEN 20, VEN 22 AND VEN 24 CONTRACTS. Under these Contacts, the Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary.


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The interest of any Beneficiary is subject to that of any assignee. If no
Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of beneficiaries.

VEN 1, VEN 3, VEN 7, VEN 8 AND VEN 9 CONTRACTS. Under these Contracts, the Beneficiary is initially designated in the application. The Beneficiary may be changed during the lifetime of the Annuitant subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us and if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. Prior to the Maturity Date, if no Beneficiary survives the Annuitant, the Contract Owner or the Contract Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. In the case of certain Qualified Contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity payment rates and the market value charge as to any Contracts issued after the effective date of the modification.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services-Dollar Cost Averaging Program" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

When you purchased the Contract, certain Fixed Investment Options may have been available to you as detailed below.

John Hancock USA:

     - FIXED INVESTMENT OPTIONS UNDER VEN 7 AND VEN 8 CONTRACTS. For these Contracts, 1, 3 and 6 year Fixed Investment Options may have been available at issue. As of October 7, 2002, new Purchase Payments may not be allocated to the 1 and 3 year Fixed Investment Options and as of December 30, 2002, new Purchase Payments may not be allocated to the 6 year Fixed Investment Option.

     - FIXED INVESTMENT OPTIONS UNDER VEN 20 AND VEN 22 CONTRACTS. For these Contracts, 1 and 3 year Fixed Investment Options were available for Contracts issued prior to October 7, 2002. New Purchase Payments under these contracts may not be allocated to the 1 or 3 year Fixed Investment Options but transfers from the Variable Investment Options will be permitted. For Contracts issued on and after October 7, 2002, Purchase Payments and transfers to the 1 and 3 year Fixed Investment Options are not allowed.

          In addition 5 and 7 year Fixed Investment Options were available for Contracts issued prior to December 30, 2002. New Purchase Payments under these Contracts may not be allocated to the 5 or 7 year Fixed Investment Options but transfers from the Variable Investment Options will be permitted. For Contracts issued on and after December 2002, Purchase Payments and transfers to the 5 and 7 year Fixed Investment Options are not allowed.


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

     - NO FIXED INVESTMENT OPTIONS FOR VEN 1 AND VEN 3 CONTRACTS. These Contracts do not provide for a fixed-dollar accumulation prior to the Maturity Date. You should disregard the description in this Prospectus of the Fixed Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the Fixed Investment Options.

John Hancock New York Contracts:

     - FIXED INVESTMENT OPTIONS UNDER VEN 9 CONTRACTS. For these Contracts, 1, 3 and 6 year Fixed Investment Options may have been available at issue. As of March 24, 2003, new Purchase Payments may not be allocated to the 1, 3 and 6 year Fixed Investment Options.

     - FIXED INVESTMENT OPTIONS UNDER VENTURE CONTRACTS (VEN 24). For these Contracts, 1, 3, 5 and 7 year Fixed Investment Options may have been available at issue. If you purchased your Contract on or after March 24, 2003, you may not make Purchase Payments or transfers to the Fixed Investment Options. However, if you purchased your Contract prior to March 24, 2003 and elected any of the available Fixed Investment Options, you may be able to make Purchase Payments and transfer money from the Variable Investment Options to the Fixed Investment Options available under your Contract.

Fixed Investment Options are not available with John Hancock USA Contracts issued in the State of Washington. The States of Washington and New York also restrict Purchase Payments to the Fixed Investment Options if a Guaranteed Retirement Income Program benefit is elected. With respect to John Hancock USA Contracts issued in the State of Oregon, no Purchase Payments may be invested, transferred or reinvested into any available Fixed Investment Option with a guarantee period of more than one year within 15 years of the Maturity Date and no Purchase Payments may be invested in any available Fixed Investment Option after the fifth Contract Year. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.

MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from a fixed investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The charge compensates us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth in your Contract. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group Contracts, we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

For most Venture Contracts, the adjustment factor is determined by the following formula: 0.75 x (B-A) x C/12 where:

     A-   The guaranteed interest rate on the investment account.

     B- The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

     C- The number of complete months remaining to the end of the guarantee period.


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

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

For VEN 7, VEN 8 and VEN 9 Contracts, however, the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2 x (A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn).

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We make no market value charge on withdrawals from the Fixed Investment Options in the following situations:

-    death of the owner (death of annuitant under VEN 7, VEN 8 and VEN 9
     Contracts);

-    amounts withdrawn to pay fees or charges;

- amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the Contract;

- amounts withdrawn from investment accounts within one month prior to the end of the guarantee period (applicable only to 3- and 6-year Fixed Investment Options for VEN 7, VEN 8 and VEN 9 Contracts);

- amounts withdrawn from a one-year fixed investment account (not applicable under VEN 7, VEN 8 and VEN 9 Contracts); and

- amounts withdrawn in any Contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that Contract year.

In no event will the market value charge:

- be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%;

- together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn; or

- reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the Contract.

The cumulative effect of the market value and withdrawal charges could result in a Contract owner receiving total withdrawal proceeds of less than the Contract owner's purchase payments.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals."

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

The market value charge described above may apply to withdrawals from any Investment option except for a one year Investment Option. If a market value charge applies to a withdrawal from a Fixed Investment Option, it will be calculated with respect to the full amount in the Investment Option and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining Investment Account value.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix C "Qualified Plan Types".

LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans" (See "Federal Tax Matters"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred. THE LOAN PRIVILEGE IS NOT AVAILABLE IF YOU ELECTED THE PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS OPTIONAL BENEFIT RIDERS.

CHARGES. No asset based charges are deducted from Fixed Investment Options.

                             Charges and Deductions

Charges and deductions under the Contracts are assessed against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the fees charged for optional benefits, see the Fee Tables.

WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal change on the length of time a Purchase Payment has been in your Contract, and the amount of the withdrawal we attribute to unliquidated Purchase Payments. We do not assess a withdrawal charge with respect to (i) earnings accumulated in the Contract, (ii) Payment Enhancements and any earnings attributable to Payment Enhancements (iii) certain other "free withdrawal amounts", or (iv) Purchase Payments that are no longer subject to a withdrawal charge as described in the table below. We first allocate a withdrawal to a free withdrawal amount and second to unliquidated Purchase Payments. We do not impose a withdrawal charge on amounts allocated to the free withdrawal amount. We allocate any free withdrawal amount first to withdrawals from Variable Investment Options and then to withdrawals from Fixed Investment Options beginning with those with the shortest guarantee period.

When you make a withdrawal that exceeds the free withdrawal amount, we allocate the excess to unliquidated Purchase Payments on a first-in first-out basis. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown in the Fee Tables. The percentage we charge, the free withdrawal amount, and the lengths of time applicable to a withdrawal charge will differ, depending on the Contract version you purchased.

We deduct the withdrawal charge from your remaining Contract Value, except in cases where you make a complete withdrawal (i.e., surrenders) or when the amount requested from an Investment Account exceeds the value of that Investment Account less any applicable withdrawal charge. If you make a complete withdrawal, or if there is not enough remaining Contract Value, we will deduct the withdrawal charge from the amount requested.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administrative fees may also be recovered from such other sources.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and no withdrawal charges are imposed on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.

For examples of calculation of the withdrawal charge, (see Appendix A: "Examples of Calculation of Withdrawal Charge"). Withdrawals from the fixed account Investment Options may be subject to a market value charge in addition to the withdrawal charge. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to Contracts issued after the effective date of a change specified in written notice to the group holder.

VEN 1 WITHDRAWAL CHARGE. The withdrawal charge ("surrender charge") assessed under the VEN 1 Contract is 5% of the lesser of (1) the amount surrendered or
(2) the total of all Purchase Payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first Contract Year, no withdrawal charge will be made on that part of the first surrender in any Contract Year which does not exceed 10% of the Contract Value computed as of the date of such surrender. The right to surrender up to 10% of the Contract Value free of any withdrawal charge does not apply to Qualified Contracts issued as tax-sheltered annuities under Section 403(b) of the Internal Revenue Code. There is no withdrawal charge on distributions made as a result of the death of the Annuitant or Contract Owner. Under no circumstances will the total of all withdrawal charges exceed 5% of total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.

VEN 3 WITHDRAWAL CHARGE. The withdrawal charge assessed under the VEN 3 Contract is 5%. The free withdrawal amount in any Contract Year is the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year, or (2) 10% of the total Purchase Payments made in the current Contract Year and the proceeding 4 Contract Years plus the amount of all unliquidated Purchase Payments made 5 or more Contract Years prior to the current Contract Year. Therefore, no withdrawal charge will apply to any Purchase Payment that has been in the Contract for at least 5 years. After all Purchase Payments have been liquidated, any remaining Contract Value (accumulated earnings) may be withdrawn free of charge. Under no circumstances will the total of all withdrawal charges exceed 5% of total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.

VEN 7, VEN 8 AND VEN 9 WITHDRAWAL CHARGE. In no event will the total withdrawal charges exceed 6% of the total Purchase Payments. In any Contract Year, the free withdrawal amount for that year is the greater of: (1) the excess of the Contract Value on the date of the withdrawal over the unliquidated Purchase Payments (the accumulated earnings on the Contract) or (2) 10% of the total Purchase Payments less any prior partial withdrawals in that Contract Year. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.

VEN 20, 22, 24 WITHDRAWAL CHARGE. We do not impose a withdrawal charge on amounts allocated to a free withdrawal amount and, in no event will the total withdrawal charges exceed 6% (8% if you elect the Payment Enhancement Rider in New York) of the total Purchase Payments. In any Contract Year, the free withdrawal amount for that year is the greater of: (1) 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year), and (2) the accumulated earnings of the Contract. For these purposes, "accumulated earnings" means the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments. If you purchased a John Hancock New York Contract with a Payment Enhancement Rider; however, "accumulated earnings" means
(a) Payment Enhancements and any earnings attributable to Payment Enhancements and (b) the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments. Upon a full surrender of a Venture Contract issued on and after April 1, 2003, John Hancock USA will liquidate the excess of all unliquidated Purchase Payments over the free withdrawal amount for purposes of calculating the withdrawal charge. Upon full surrender of a Venture Contract issued before April 1, 2003, John Hancock USA will liquidate the excess of the Contract Value over the free withdrawal amount, if lower.

The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the tables below.

             JOHN HANCOCK USA CONTRACTS - MAXIMUM WITHDRAWAL CHARGES
                           (AS % OF PURCHASE PAYMENTS)

               VEN 20   VEN 7   VEN 1
               VEN 22   VEN 8   VEN 3
               ------   -----   -----
First Year       6%       6%      5%
Second Year      6%       6%      5%
Third Year       5%       5%      5%
Fourth Year      5%       4%      5%
Fifth Year       4%       3%      5%
Sixth Year       3%       2%      0%
Seventh Year     2%       0%      0%
Thereafter       0%       0%      0%

          JOHN HANCOCK NEW YORK CONTRACTS - MAXIMUM WITHDRAWAL CHARGES
                           (AS % OF PURCHASE PAYMENTS)

                   VEN 24        VEN 24
                   (With        (Without
                  Payment        Payment
               Enhancement)   Enhancement)   VEN 9
               ------------   ------------   -----
First Year          8%             6%          6%
Second Year         8%             6%          6%
Third Year          7%             5%          5%
Fourth Year         7%             5%          4%
Fifth Year          5%             4%          3%
Sixth Year          4%             3%          2%
Seventh Year        3%             2%          0%
Eighth Year         1%             0%          0%
Thereafter          0%             0%          0%

Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home

(John Hancock USA only)

In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:

- the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person;

-    the confinement began at least one year after the Contract Date;

-    confinement was prescribed by an "physician";

- both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal;

- the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the Annuitants(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

"Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the Owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the "Eligible Nursing Home".

The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and was not available for Contracts issued prior to May 1, 2002. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "Federal Tax Matters").

ANNUAL CONTRACT FEE

We will deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Account and us in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee's assessment, the fee will be waived. (There is no provision for waiver under VEN 1, VEN 3, VEN 7, VEN 8 and VEN 9 Contracts.) During the Accumulation Period, this Contract fee is deducted on the last day of each Contract Year. It is withdrawn from each Investment Option in the same proportion that the value of such Investment Option bears to the Contract Value. If the entire Contract is withdrawn on other than the last day of any Contract Year, the $30 Contract fee will be deducted from the amount paid. During the Pay-out Period, the fee is deducted on a pro-rata basis from each annuity payment.

ASSET-BASED CHARGES

We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee

We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees. (We do not separately identify a daily administration fee for VEN 1 Contracts.)

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge. The charge is an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis (1.60% if the Optional Payment Enhancement is elected in New York and 1.30% for VEN 1 Contracts). In the case of individual Contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

- The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

- The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;

- Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;

- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;

- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.

We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                                PREMIUM TAX RATE

STATE OR TERRITORY   QUALIFIED CONTRACTS   NON-QUALIFIED CONTRACTS
------------------   -------------------   -----------------------
CA                          0.50%                   2.35%
GUAM                        4.00%                   4.00%
ME(A)                       0.00%                   2.00%
NV                          0.00%                   3.50%
PR                          3.00%                   3.00%
SD(A)                       0.00%                   1.25%(B)
WV                          1.00%                   1.00%
WY                          0.00%                   1.00%

(A)  We pay premium tax upon receipt of Purchase Payment.

(B)  0.80% on Purchase Payments in excess of $500,000.

                               Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of our Separate Accounts are a part of, and are taxed with, our operations, the Separate Accounts are not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Accounts, but the operations of the Separate Accounts may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Accounts. We do not anticipate that we will be taxed on the income and gains of the Separate Accounts in the future, but if we are, we may impose a corresponding charge against the Separate Accounts.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Accounts. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.

We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on optional benefit Riders.

The optional Guaranteed Minimum Withdrawal Benefit Riders (i.e., Principal Plus and Principal Plus for Life) available under the Contracts provide benefits that differ from those traditionally offered under variable annuity contracts. If either of these Riders is in effect, the Contract Owner or his or her Beneficiary may be entitled to withdrawals under the Rider's "settlement phase" even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.

If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.

NON-QUALIFIED CONTRACTS
(Contracts Not Purchased to Fund a Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of Variable Annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of Purchase Payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds".

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect certain optional benefits, e.g., the Principal Plus for Life Rider, and the effect a Fixed Investment Option's market value adjustment might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits or the market value adjustment are treated.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

- if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

- if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

- If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

- if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

- if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- attributable to the Contract Owner becoming disabled (as defined in the tax law);

- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

- made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

-    made under a single-premium immediate annuity contract; or

- made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts
(John Hancock USA Contracts)

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate Account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of Ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating Purchase Payments and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan)

The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix C of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges). Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program, Principal Plus or Principal Plus for Life may affect the amount of the required minimum distributions that must be made under the Contract. These special rules may also affect your ability to use any guaranteed retirement income optional benefit Riders in connection with certain Qualified Plans, including IRAs. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer). There are exceptions to this penalty tax which vary depending on the type of Qualified

Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover from:

-    a traditional IRA to another traditional IRA;

- a traditional IRA to another Qualified Plan, including a Section 403(b) plan;

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions;

- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and

- a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans
(John Hancock USA Contracts)

The tax laws of Puerto Rico vary significantly from the provisions of the Code that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 General Matters

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity Contract issued under the ORP only upon:

- termination of employment in the Texas public institutions of higher education;

-    retirement;

-    death; or

-    the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges And Deductions").

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable Contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time, we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge
                         (for Ven 20, 22, 24 Contracts)

The following examples do not illustrate withdrawal charges applicable to VEN 7, VEN 8, VEN 9, VEN 3 or VEN 1 Contracts. The length and duration of these withdrawal charges for these versions of the Contract differs as shown in the Fee Tables.

EXAMPLE 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, there are no partial withdrawals, and the Payment Enhancement is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.

                                                           WITHDRAWAL CHARGE
CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    -----------------
  YEAR     CONTRACT VALUE        AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------   --------------   ---------------   ----------    -------   ------
    2          $55,000         $ 5,000(A)     $50,000          6%     $3,000
    4           50,500           5,000(B)      45,500          5%      2,275
    6           60,000          10,000(C)      50,000          3%      1,500
    7           35,000           5,000(D)      45,000(D)       2%        900
    8           70,000          20,000(E)      50,000          0%          0

During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.

(A) In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).

(B) In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).

(C) In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free withdrawal amount).

(D) In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for any John Hancock New York Contract, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(E) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.

EXAMPLE 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, the Payment Enhancement is not elected, and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.

                                                                     WITHDRAWAL CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS    -----------------
CONTRACT VALUE        REQUESTED            AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------------   ------------------   ---------------   ----------    -------   ------
    65,000              2,000            15,000(A)             0         5%         0
    49,000              5,000             3,000(B)         2,000         5%       100
    52,000              7,000             4,000(C)         3,000         5%       150
    44,000              8,000                 0(D)         8,000         5%       400

The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        Appendix B: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

-    made after the Owner attains age 59 1/2;

-    made after the Owner's death;

-    attributable to the Owner being disabled; or

- a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that you can attribute designated Roth contributions to the rollover.

If the Contract is issued with certain death benefits or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.

Conversion to a Roth IRA

You can convert a traditional IRA to a Roth IRA, unless:

-    you have adjusted gross income over $100,000; or

-    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guarantee Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payments and Contract Value under the incidental death benefit rules. It is possible that the death benefit could result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

-    earnings on those contributions; and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)

In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee".

Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of after tax premium payments made by the employee.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payments and Contract Value. It is possible that the presence of the death benefit could result in currently taxable income to the participant under the incidental death benefit rules. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the following:

- it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency); and

- all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Venture Contract. If you purchased an optional enhanced death benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.

THE FOLLOWING IS A LIST OF THE VARIOUS OPTIONAL ENHANCED DEATH BENEFIT RIDERS THAT YOU MAY HAVE HAD AVAILABLE TO YOU AT ISSUE. NOT ALL RIDERS WERE AVAILABLE AT THE SAME TIME OR IN ALL STATES.

     1. GUARANTEED EARNING MULTIPLIER DEATH BENEFIT - NOT OFFERED IN NEW YORK OR WASHINGTON

     2.   TRIPLE PROTECTION DEATH BENEFIT - NOT OFFERED IN NEW YORK

     3.   ENHANCED DEATH BENEFIT (VEN 7 AND VEN 8 CONTRACTS ONLY)

GUARANTEED EARNINGS MULTIPLIER (Not offered in New York or Washington)

Depending on availability, you may have elected the optional Guaranteed Earnings Multiplier benefit for an additional charge of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, John Hancock USA will pay the death benefit otherwise payable under the Contract plus the benefit payable under Guaranteed Earnings Multiplier. Election of Guaranteed Earnings Multiplier may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, Guaranteed Earnings Multiplier provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

     (i) is equal to the Guaranteed Earnings Multiplier benefit prior to the withdrawal; and

     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the deceased Owner's spouse and elects not to take the death benefit as a lump sum, upon the death of any Owner the Contract and Guaranteed Earnings Multiplier will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Guaranteed Earnings Multiplier benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Guaranteed Earnings Multiplier benefit payable on the death of the surviving spouse, the Guaranteed Earnings Multiplier benefit will be equal to zero on the date of the first Contract Owner's death and the death benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Guaranteed Earnings Multiplier benefit.

Termination of Guaranteed Earnings Multiplier

Guaranteed Earnings Multiplier will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Guaranteed Earnings Multiplier benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including Guaranteed Earnings Multiplier) as the new Owner.

Guaranteed Earnings Multiplier Fee

A daily charge in an amount equal to 0.20% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account for Guaranteed Earnings Multiplier.

Qualified Retirement Plans

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Guaranteed Earnings Multiplier) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

THE ELECTION OF GUARANTEED EARNINGS MULTIPLIER ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

TRIPLE PROTECTION DEATH BENEFIT (Not offered in New York)

Depending on availability, you may have elected the Triple Protection Death Benefit, which provides a death benefit, upon the death of any Owner prior to the Maturity Date. Under Triple Protection Death Benefit, no death benefit is payable on the death of any Annuitant, except that if any Contract Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. This benefit was available for Contracts issued between December, 2003 and December, 2004.

Once Triple Protection Death Benefit is elected, it is irrevocable. If Triple Protection Death Benefit is elected, the death benefit paid under Triple Protection Death Benefit replaces any death benefit paid under the terms of the Contract. An additional fee of 0.50% (as a percentage of the Triple Protection Death Benefit) is imposed for Triple Protection Death Benefit (see "Triple Protection Death Benefit Fee" below). Once Triple Protection Death Benefit is elected, the Owner may only be changed to an individual that is the same age or younger than the oldest current Owner.

The death benefit paid under Triple Protection Death Benefit ("Triple Protection Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuities Service Center in good order. The amount of the Triple Protection Death Benefit is equal to:

The "Enhanced Earnings Death Benefit" factor plus the greatest of:

-    the Contract Value;

-    the Return of Purchase Payments Death Benefit Factor;

-    the Annual Step Death Benefit Factor; or

-    the Graded Death Benefit Factor.

WE MAY OFFER OTHER OPTIONAL RIDERS WHOSE BENEFITS AND THE NAMES OF SUCH BENEFITS ARE SIMILAR TO THE TRIPLE PROTECTION DEATH BENEFIT FACTORS REFERENCED ABOVE. THESE OTHER OPTIONAL RIDERS ARE SEPARATE AND DISTINCT FROM THE TRIPLE PROTECTION DEATH BENEFIT FACTORS REFERENCED ABOVE, THEY CONTAIN SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

If there is any Debt, the Triple Protection Death Benefit equals the amount described above less Debt under the Contract.

If the Beneficiary is the deceased Owner's spouse, and the Triple Protection Death Benefit is not taken in one sum immediately, the Contract and the Triple Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Triple Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Triple Protection Death Benefit, payable upon the death of the surviving spouse:

- The Triple Protection Death Benefit paid upon the first Owner's death ("first Triple Protection Death Benefit") is not treated as a Purchase Payment to the Contract;

- In determining the "Enhanced Earnings Death Benefit" Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first Triple Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Triple Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Triple Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Triple Protection Death Benefit was paid will not be considered in the determination of the "Enhanced Earnings Death Benefit" Factor;

- In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Triple Protection Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals (see "Withdrawal Reductions" below).

"Enhanced Earnings Death Benefit" Factor.

For purposes of the Triple Protection Death Benefit, the "Enhanced Earnings Death Benefit" factor is equal to 50% multiplied by Earnings, as defined under the "Enhanced Earnings Death Benefit" Factor calculation of the Triple Protection Death Benefit Rider. For purposes of the "Enhanced Earnings Death Benefit" Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals (see example and "Withdrawal Reductions" below.)

The Maximum "Enhanced Earnings Death Benefit" Factor is equal to 100% of the Earnings Basis.

EXAMPLE. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no additional Purchase Payments and you take no partial withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Triple Protection Death Benefit. Based on these assumptions:

-    The "Earnings Basis" is equal to 150% of $100,000, or $150,000.

-    "Earnings" is equal to $175,000 minus $150,000, or $25,000.

- The "Enhanced Earnings Death Benefit" Factor is equal to 50% of $25,000, or $12,500.

NOTE THAT FOR PURPOSES OF THE TRIPLE PROTECTION DEATH BENEFIT, "EARNINGS" WILL ALWAYS BE LESS THAN THE EXCESS OF CONTRACT VALUE OVER PURCHASE PAYMENTS. In this example, "Earnings" is less than $75,000 (or $175,000 minus $100,000).

Annual Step Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Triple Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary (see "Withdrawal Reductions" below.)

Graded Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

1. is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT   PAYMENT MULTIPLIER*
----------------------------   -------------------
              0                        100%
              1                        110%
              2                        120%
              3                        130%
              4                        140%
              5                        150%

* If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

2. is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

WITHDRAWAL REDUCTIONS. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by Triple Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Investment Options

At the current time, there are no additional Investment Option restrictions imposed when the Triple Protection Death Benefit Rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY THE OWNER IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

Termination of Triple Protection Death Benefit Rider

The Owner may not terminate the Triple Protection Death Benefit Rider. However, Triple Protection Death Benefit will terminate automatically upon the earliest of:

-    the date the Contract terminates;

-    the Maturity Date; or

- the later of the date on which the Triple Protection Death Benefit is paid, or the date on which the second Triple Protection Death Benefit is paid, if the Contract and Triple Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.

Triple Protection Death Benefit Fee

Prior to termination of the Triple Protection Death Benefit Rider, on each Contract Anniversary, the Triple Protection Death Benefit fee is calculated by multiplying 0.50% by the Triple Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Triple Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Triple Protection Death Benefit fee from the amount paid upon withdrawal. The Triple Protection Death Benefit fee will be determined based on the Triple Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Triple Protection Death Benefit fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.

Qualified Retirement Plans

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Triple Protection Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

ENHANCED DEATH BENEFIT

An Enhanced Death Benefit was available for certain VEN 7 and VEN 8 Contracts. If you purchased this optional benefit Rider, we "step-up" the minimum death benefit each Contract Year instead of the six Contract Year period described in the "Death Benefits During the Accumulation Period" section of the Prospectus. In addition, if the Annuitant dies after the first of the month following his or her 85th birthday, the death benefit during the Accumulation Period is the greater of:

-    the Contract Value; or

- the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

If you purchased this optional benefit, you paid the greater of (i) at least 10% of all Purchase Payments made to the Contract through the date the Enhanced Benefit first became available in the state where your Contract was issued, or
(ii) $10,000.

This Enhanced Death Benefit became available for VEN 7 and VEN 8 Contracts issued:

AFTER:                    IN THE STATES OF:
------            --------------------------------
August 15, 1994   Florida, Maryland and Washington
October 3, 1994   Idaho, New Jersey and Oregon
January 3, 1995   California

This Enhanced Death Benefit was also available for Contracts issued prior to August 15, 1994. Contracts with a Contract Date prior to the date the Enhanced Death Benefit first became available in that state may also be exchanged for a new Contract which provides for an alternative enhanced death benefit.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix provides a general description of the optional guaranteed minimum withdrawal benefit Riders that may have been available at the time you purchased a Venture Contract. If you purchased an optional guaranteed minimum withdrawal benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Federal Tax Matters section of the Prospectus for information about optional benefit Riders.

PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE

Definitions.

We use the following definitions to describe how the Principal Plus and Principal Plus for Life optional benefits work:

Guaranteed Withdrawal Balance or means:

- The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.

- The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance.

-    The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.

Guaranteed Withdrawal Amount means:

- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted.

- The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance.

-    The maximum Guaranteed Withdrawal Amount at any time is $250,000.

Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or, for Principal Plus for Life, the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount".

Step-Up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Principal Plus and Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

We use additional terms to describe Principal Plus for Life:

Covered Person means:

- The person whose life we use to determine the duration of the Lifetime Income Amount payments.

- The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.

Lifetime Income Amount means:

- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the Contract.

- We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later).

- The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.

Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Overview.

The Principal Plus and Principal Plus for Life optional benefit Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed these Riders to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount." In addition, under the Principal Plus for Life Rider we calculate a "Lifetime Income Amount" on the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an

Owner or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

We provide additional information about Principal Plus and Principal Plus for Life in the following sections:

- "Effect of Withdrawals" - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFITS OF PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE ARE ACCESSED THROUGH WITHDRAWALS, THESE RIDERS MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THESE RIDERS.

- "Bonus Qualification and Effect" - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

- "Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount" - describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount (for Principal Plus for Life only) may increase on certain dates to reflect favorable market performance.

- "Additional Purchase Payments" - describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount (for Principal Plus for Life only) by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.

- "Investment Options" - describes the special limitations we impose in the Investment Options we make available.

- "Life Expectancy Distributions" - describes our special programs to provide minimum distribution amounts required under certain sections of the Code.

- "Settlement Phase" - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.

- "Death Benefits" - describes how these Riders affect the death benefits provided under your Contract.

- "Termination" - describes when Principal Plus and Principal Plus for Life benefits end.

- "Fees for Principal Plus and Principal Plus for Life" - provides further information on the fees we charge for these benefits.

You could elect Principal Plus or Principal Plus for Life (but not both) only at the time you purchased a Contract, provided:

-    the Rider was available for sale in the state where the Contract was sold;

- you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and

- you had not yet attained age 81 (prior to February 13, 2006, we imposed this restriction on Qualified Contracts only).

We reserve the right to accept or refuse to issue either Principal Plus or Principal Plus for Life at our sole discretion. Once you elected Principal Plus or Principal Plus for Life, its effective date is the Contract Date and it is irrevocable. We charge an additional fee for these Riders and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value (see "Fees for Principal Plus and Principal Plus for Life").

Effect of Withdrawals

We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

-    the Contract Value immediately after the withdrawal; or

- the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. Under Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Age 65 Contract Anniversary if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions").

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year. Under Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. Under Principal Plus for Life, if you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (See "Fees for Principal Plus and Principal Plus for Life" and "Termination").

Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Fees for Principal Plus and Principal Plus for Life" and "Termination").

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, under Principal Plus for Life, Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.

Bonus Qualification and Effect

We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Principal Plus is the first 5 Contract Years. The Bonus Period under Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal Balance:

- by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects Of Withdrawals" below); otherwise

- by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-Up or Reset, increased by any Purchase Payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount to equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. Under Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).

Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount

RECALCULATION OF VALUES. If the Contract Value on any Step-Up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and, with respect to Principal Plus for Life, the Lifetime Income Amount. The recalculated Guaranteed Withdrawal Balance will equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value.

STEP-UP DATES. Step-Up Dates occur only while a Principal Plus or Principal Plus for Life Rider is in effect. Under Principal Plus and for Contracts issued with the Principal Plus for Life Rider before February 13, 2006, we schedule the Step-Up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Principal Plus for Life Rider on and after February 13, 2006 may, subject to state approval, contain an enhanced schedule of

Step-Up Dates. Under this enhanced schedule, Step-Up Dates under Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.

If you purchased a Principal Plus for Life Rider without the enhanced schedule, we may issue a special endorsement, in states where approved, after we have issued your Contract. This special endorsement to the Principal Plus for Life Rider will increase Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-Up Dates under the initial schedule.

STEP-UPS UNDER PRINCIPAL PLUS. Under Principal Plus, you may elect to increase ("Step-Up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to the Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you will need to elect a Step-Up within 30 days of the respective Step-Up Date if you choose to make it effective.

Each time a Step-Up goes into effect, the Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see "Fees for Principal Plus and Principal Plus for Life").

If you decline a scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

STEP-UPS UNDER PRINCIPAL PLUS FOR LIFE. We will automatically increase ("Step-Up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-Up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Fees for Principal Plus and Principal Plus for Life"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Fees for Principal Plus and Principal Plus for Life").

If you decline an automatic scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-Ups under the schedule in effect for your Contract.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).

Additional Purchase Payments

EFFECT OF ADDITIONAL PURCHASE PAYMENTS. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of: (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We will also recalculate the Lifetime Income Amount under Principal Plus for Life each time we accept an additional Purchase Payment after the Age 65 Anniversary Date. We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.

Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).

PURCHASE PAYMENT LIMITS, IN GENERAL. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

SPECIAL PURCHASE PAYMENT LIMITS ON "NON-QUALIFIED" CONTRACTS. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:

- on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

SPECIAL PURCHASE PAYMENT LIMITS ON "QUALIFIED" CONTRACTS. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we impose additional limits on your ability to make Purchase Payments:

- under Principal Plus, on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

- under Principal Plus for Life, we will not accept an additional Purchase Payment on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age 65), without our prior approval, if your total payments after the first Contract Anniversary exceed $100,000,

- under either Rider, we will only accept a Purchase Payment that qualifies as a "rollover contribution, for the year that you become age 70 1/2 and for any subsequent years, if your Contract is issued in connection with an IRA", but

- under either Rider, we will not accept any Purchase Payment after the oldest Owner becomes age 81.

You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.

GENERAL RIGHT OF REFUSAL. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right under Principal Plus for Life for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

Investment Options

While Principal Plus or Principal Plus for Life is in effect under your Contract, under our current rules you must invest 100% of your Contract Value at all times either:

(a) among the Lifestyle, Index Allocation and Money Market Fund Investment Options available under your Contract (see "Available Lifestyle, Index Allocation And Money Market Fund Investment Options" below); or

(b) in a manner consistent with any one of the Model Allocations available under your Contract (see "Available Model Allocations" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided 100% of your Contract Value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the Investment Option from which a withdrawal is to be made (see "Accumulation Period Provisions - Withdrawals"). Subsequent Purchase Payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

AVAILABLE LIFESTYLE, INDEX ALLOCATION AND MONEY MARKET INVESTMENT OPTIONS. You may allocate your Contract Value to any one, or any combination, of the available Lifestyle, Index Allocation or Money Market Fund Investment Options and you may also use our Dollar Cost Averaging ("DCA") Program from the Money Market or a DCA Fixed Investment Option in connection with your selected Investment Options.

These Investment Options invest in the following Funds:

-    Lifestyle Growth

-    Lifestyle Balanced

-    Lifestyle Moderate

-    Lifestyle Conservative

-    Index Allocation

-    Money Market

FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS, AS WELL AS THE FUNDS' PROSPECTUSES. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE

COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ A FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

AVAILABLE MODEL ALLOCATIONS. You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA Program from the DCA Fixed Account Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation or 100% to any one, or any combination of, the available Lifestyle, Index Allocation and Money Market Investment Options.

The Model Allocations are:

                                             MODEL ALLOCATION
MODEL ALLOCATION NAME                           PERCENTAGE              FUND NAME
---------------------                        ----------------   ------------------------
Fundamental Holdings of America                    25%          American Growth-Income
                                                   25%          American Growth
                                                   15%          American International
                                                   35%          American Bond

Global Balanced                                    30%          Fundamental Value
                                                   20%          Global Bond
                                                   25%          Global Allocation
                                                   25%          American International

Blue Chip Balanced                                 30%          American Growth
                                                   30%          American Growth-Income
                                                   40%          Investment Quality Bond
Value Strategy                                     30%          Equity-Income
(not available after February 10, 2006)(1)         30%          Core Equity
                                                   20%          Active Bond
                                                   20%          Strategic Bond

Growth Blend                                       40%          Blue Chip Growth
(not available after February 10, 2006)(1)         20%          Active Bond Fund
                                                   20%          American Growth-Income
                                                   20%          Strategic Bond

Core Holdings of America                           25%          American Growth-Income
(not available after August 1, 2005)(1)            25%          American Growth
                                                   15%          American International
                                                   35%          Active Bond Fund

CoreSolution                                       34%          Strategic Income
(not available after April 30, 2005)(1)            33%          U.S. Global Leaders Growth
                                                   33%          Classic Value

Value Blend                                        40%          Equity-Income
(not available after April 30, 2005)(1)            20%          American Growth
                                                   20%          Active Bond
                                                   20%          Strategic Bond

Global                                             30%          Global Bond
(not available after April 30, 2005)(1)            20%          U.S. Large Cap
                                                   20%          Blue Chip Growth
                                                   30%          International Value

(1) If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the Lifestyle Portfolios, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ A FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.

We also reserve the right to limit the actual percentages you may allocate to certain Investment Options, to require that you choose certain Investment Options in conjunction with other Investment Options, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing Variable Investment Options to the percentages we require.

UNDER PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THE RESPECTIVE BENEFIT.

Life Expectancy Distributions - Principal Plus for Life

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

- pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

- pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

-    as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
     Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR FOR FURTHER INFORMATION.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (with respect to Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.

For Principal Plus the Company's Life Expectancy Amount for each year is equal to the greater of:

- the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or

- the Guaranteed Withdrawal Balance as of the applicable date divided by the Owner's Life Expectancy.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

The Life Expectancy Amount calculation provided under Principal Plus is based on the Company's understanding and interpretation of the requirement under tax law as of the date of this Prospectus applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on Principal Plus.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. IF YOUR CONTRACT INCLUDES PRINCIPAL PLUS FOR LIFE, WE WILL MAKE CONTINUE TO MAKE DISTRIBUTIONS AS PART OF THE "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Principal Plus for
Life) the Lifetime Income Amount.

NO LOANS UNDER 403(B) PLANS. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if your Contract includes Principal Plus for Life.

Settlement Phase

IN GENERAL. We automatically make settlement payments during the "settlement phase" under Principal Plus and Principal Plus for Life. Under Principal Plus, the "settlement phase" begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Principal Plus for Life, the "settlement phase" begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the settlement phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the settlement phase. At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.

PRINCIPAL PLUS SETTLEMENT PHASE. At the beginning of Principal Plus's settlement phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distributions"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum our current administrative procedures and Principal Plus continues (as described in "Death Benefits," below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of death benefit" provision of this Prospectus.

PRINCIPAL PLUS FOR LIFE SETTLEMENT PHASE. At the beginning of Principal Plus for Life's settlement phase, the settlement payment amount we permit you to choose varies:

- You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").

- You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining

     Lifetime Income Amount value.

- We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.

- After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Death Benefits

DEATH BENEFITS BEFORE THE SETTLEMENT PHASE. If any Owner dies during the Accumulation Period but before the settlement phase, Principal Plus and Principal Plus for Life will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.

CONTINUATION OF PRINCIPAL PLUS. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY IS:                THEN PRINCIPAL PLUS:
----------------------                --------------------
1.  The Deceased Owner's Spouse       Continues if the Guaranteed Withdrawal
                                      Balance is greater than zero. Within 30
                                      days following the date we determine the
                                      death benefit under the Contract, provides
                                      the Beneficiary with an option to elect to
                                      Step-Up the Guaranteed Withdrawal Balance
                                      if the death benefit on the date of
                                      determination is greater than the
                                      Guaranteed Withdrawal Balance.

                                      Enters the settlement phase if a
                                      withdrawal would deplete the Contract
                                      Value to zero, and the Guaranteed
                                      Withdrawal Balance is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life
                                      Expectancy Distributions. In such cases, the Guaranteed Withdrawal Balance may be automatically reset, thereby possibly reducing the Guaranteed Minimum Withdrawal
                                      Benefit provided under this Rider).

                                      Continues to impose the Principal Plus
                                      fee.

                                      Continues to be eligible for any remaining
                                      Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date.

2.  Not the Deceased Owner's Spouse   Continues in the same manner as above,
                                      except that Principal Plus does not
                                      continue to be eligible for any remaining
                                      Bonuses and Step-Ups, other than the
                                      initial Step-Up of the Guaranteed
                                      Withdrawal Balance to equal the death
                                      benefit, if greater than the Guaranteed
                                      Withdrawal Balance prior to the death
                                      benefit.

CONTINUATION OF PRINCIPAL PLUS FOR LIFE. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY IS:                THEN PRINCIPAL PLUS FOR LIFE:
----------------------                -----------------------------
1.  The deceased Owner's spouse and   Does not continue with respect to the
    the deceased Owner is the         Lifetime Income Amount, but continues with
    Covered Person                    respect to the Guaranteed Withdrawal
                                      Amount if the death benefit or the
                                      Guaranteed Withdrawal Balance is greater
                                      than zero. We will automatically Step-Up
                                      the Guaranteed Withdrawal Balance to equal
                                      the initial death benefit we determine, if
                                      greater than the Guaranteed Withdrawal
                                      Balance prior to the death benefit. Enters
                                      the settlement phase if a withdrawal would
                                      deplete the Contract Value to zero, and
                                      the Guaranteed Withdrawal Balance is still
                                      greater than zero.

                                      Continues to impose the Principal Plus for Life fee.

                                      Continues to be eligible for any remaining
                                      Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Principal Plus for Life fee at that time.

2.  Not the deceased Owner's          Continues in the same manner as 1., except
    spouse and the deceased Owner     that Principal Plus for Life does no
    is the Covered Person             continue to be eligible for any remaining
                                      Bonuses and Step-Ups, other than the
                                      initial Step-Up of the Guaranteed
                                      Withdrawal Balance to equal the death
                                      benefit, if greater than the Guaranteed
                                      Withdrawal Balance prior to the death
                                      benefit. We will permit the Beneficiary to
                                      opt out of the initial death benefit
                                      Step-Up, if any, if we increase the rate
                                      of the Principal Plus for Life fee at that
                                      time.

3.  The deceased Owner's              Continues in the same manner as 1., except
    spouse and the deceased Owner     that Principal Plus for Life continues
    is not the Covered Person         with respect to the Lifetime Income Amount
                                      for the Beneficiary. If the Lifetime
                                      Income Amount has not been determined
                                      prior to the payment of any portion of the
                                      death benefit, we will determine the
                                      initial Lifetime Income Amount on an
                                      anniversary of the date we determine the
                                      death benefit after the Covered Person has
                                      reached age 65.

4.  Not the deceased Owner's          Continues in the same manner as 1., except
    spouse and the deceased Owner     that Principal Plus for Life continues
    is not the Covered Person         with respect to the Lifetime Income Amount
                                      for the Beneficiary. If the Lifetime
                                      Income Amount has not been determined
                                      prior to the payment of any portion of the
                                      death benefit, we will determine the
                                      initial Lifetime Income Amount on an
                                      anniversary of the date we determine the
                                      death benefit after the Covered Person has
                                      reached age 65.

                                      In this case, Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-Ups, other than the initial Step-Up of the Guaranteed
                                      Withdrawal Balance to equal the death
                                      benefit, if greater than the Guaranteed
                                      Withdrawal Balance prior to the death
                                      benefit. We will permit the Beneficiary to opt out of the initial death benefit
                                      Step-Up, if any, if we increase the rate of the Principal Plus for Life fee at that time.

DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. (Under the Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the settlement phase.) If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination

You may not terminate either the Principal Plus or the Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:

- the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

- under Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero; or

- under Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or

-    the Maturity Date under a Contract issued with Principal Plus; or

-    the date an Annuity Option begins under Principal Plus for Life; or

-    termination of the Contract.

Fees for Principal Plus and Principal Plus for Life

We charge an additional annual fee on each Contract Anniversary for Principal Plus and Principal Plus for Life. The Principal Plus fee is equal to 0.30% and the Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.

WE RESERVE THE RIGHT TO INCREASE THE FEES FOR PRINCIPAL PLUS AND/OR PRINCIPAL PLUS FOR LIFE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus or Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF A PRINCIPAL PLUS OR PRINCIPAL PLUS FOR LIFE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND, FOR PRINCIPAL PLUS FOR LIFE, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THESE RIDERS LIMIT THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDE NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.

PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE EXAMPLES

We provide 3 examples on pages D-12 through D-13 that are hypothetical illustrations of the benefits provided under the Principal Plus optional benefit Rider. We provide 3 other examples on pages D-13 through D-14 that are hypothetical illustrations of the benefits provided under the Principal Plus for Life optional benefit Rider. None of these illustrations are representative of future performance under your Contract, which may be higher or lower than the amounts shown.

Principal Plus - Examples

EXAMPLE 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-Ups.

                                                                                              GUARANTEED WITHDRAWAL
                                                                                               BALANCE ON CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS   GUARANTEED WITHDRAWAL AMOUNT   WITHDRAWAL TAKEN   BONUS        ANNIVERSARY
-------------   -----------------   ----------------------------   ----------------   -----   ---------------------
   At issue         $100,000                                                                        $100,000(A)
          1                0                 $5,000(A)                 $5,000           0             95,000
          2                0                  5,000                     5,000(B)        0(B)          90,000(C)
          3                0                  5,000                     5,000           0             85,000
          4                0                  5,000                     5,000           0             80,000
          5                0                  5,000                     5,000           0             75,000
         10                0                  5,000                     5,000           0             50,000
         20                0                  5,000                     5,000           0                  0(D)

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no bonus in any year that a withdrawal is taken.

(C) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).

(D) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the rider will terminate.

EXAMPLE 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and there are no Step-Ups.

                                    GUARANTEED WITHDRAWAL
                                    AMOUNT AFTER PURCHASE                                 GUARANTEED WITHDRAWAL BENEFIT
CONTRACT YEAR   PURCHASE PAYMENTS          PAYMENT          WITHDRAWAL TAKEN     BONUS       ON CONTRACT ANNIVERSARY
-------------   -----------------   ---------------------   ----------------   --------   -----------------------------
     At issue       $100,000                                                                      $100,000
            1              0              $5,000                $    0         $5,000(A)           105,000(A)
            2         10,000(B)            5,750(B)                  0          5,500              120,500
            3              0               6,025                 6,025(C)           0(D)           114,475(C)
            4              0               6,025                     0          5,500              119,975
            5              0               6,025                     0          5,500              125,475

(A) In this example, there is no withdrawal during the first contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 - $5,250).

(B) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) =$5,750).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D)  No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset).

                                    GUARANTEED
                                    WITHDRAWAL                           HYPOTHETICAL
                                      AMOUNT                          CONTRACT VALUE ON
                                      AFTER                               CONTRACT                 GUARANTEED WITHDRAWAL
                                     PURCHASE                       ANNIVERSARY PRIOR TO            BALANCE ON CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS     PAYMENT    WITHDRAWAL TAKEN           FEE            BONUS        ANNIVERSARY
-------------   -----------------   ----------   ----------------   --------------------   -----   ---------------------
     At issue        $100,000         $   --         $  --               $    --            $ --        $100,000
            1               0          5,000           5,000              102,000              0          95,000
            2               0          5,000           5,000              103,828              0          90,000
            3               0          5,000           5,000              105,781(A)           0         105,781(A)
            4               0          5,289(B)        5,289               94,946              0         100,492
            5               0          5,289          10,000(C)            79,898(C)           0          79,898(C)

(A) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

(B) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).

(C) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

Principal Plus for Life- Examples

EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                           GUARANTEED                                            GUARANTEED WITHDRAWAL
                PURCHASE   WITHDRAWAL   LIFETIME INCOME   WITHDRAWAL              BALANCE ON CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT         AMOUNT           TAKEN      BONUS        ANNIVERSARY
-------------   --------   ----------   ---------------   ----------   ------    ---------------------
  At issue      $100,000        N/A            N/A          $    0     $    0         $100,000(A)
      1                0     $5,000(A)         N/A               0      5,000(B)       105,000(C)
      2                0       5250(C)         N/A               0      5,000           110,000
      3                0      5,500            N/A               0      5,000           115,000
      4                0      5,750            N/A               0      5,000           120,000
      5                0      6,000            N/A               0      5,000           125,000
      6                0      6,250            N/A               0      5,000           130,000
      7                0      6,500            N/A               0      5,000           135,000
      8                0      6,750            N/A               0      5,000           140,000
      9                0      7,000            N/A               0      5,000           145,000
     10                0      7,250            N/A               0      5,000           150,000
     11                0      7,500         $7,500(D)        7,500          0           142,500
     12                0      7,500          7,500           7,500          0           135,000
     13                0      7,500          7,500           7,500          0           127,500
     14                0      7,500          7,500           7,500          0           120,000
     15                0      7,500          7,500           7,500          0           112,500
     20                0      7,500          7,500           7,500          0            75,000
     25                0      7,500          7,500           7,500          0            37,500
     30                0      7,500          7,500           7,500          0                 0
     31+               0          0          7,500           7,500          0                 0

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).

(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500).

EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.

                            GUARANTEED WITHDRAWAL    LIFETIME INCOME                                GUARANTEED WITHDRAWAL
                PURCHASE        AMOUNT AFTER          AMOUNT AFTER                                   BALANCE ON CONTRACT
CONTRACT YEAR   PAYMENTS       PURCHASE PAYMENT     PURCHASE PAYMENT   WITHDRAWAL TAKEN    BONUS         ANNIVERSARY
-------------   --------    ---------------------   ----------------   ----------------   ------    ---------------------
  At issue      $100,000           $   --                   N/A            $    0         $    0         $100,000
      1                0            5,000                $5,000                 0          5,000          105,000
      2           10,000(A)         5,750(A)              5,750                 0          5,500(B)       120,500
      3                0            6,025                 6,025             6,025(C)           0(D)       114,475(C)
      4                0            6,025                 6,025                 0          5,500          119,975
      5                0            6,025                 6,025                 0          5,500          125,475

(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D)  No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                                                                            GUARANTEED
                                                                                   HYPOTHETICAL CONTRACT    WITHDRAWAL
                           GUARANTEED WITHDRAWAL    LIFETIME INCOME                  VALUE ON CONTRACT       BALANCE
                PURCHASE       AMOUNT AFTER          AMOUNT AFTER     WITHDRAWAL     ANNIVERSARY PRIOR     ON CONTRACT
CONTRACT YEAR   PAYMENTS     PURCHASE PAYMENT      PURCHASE PAYMENT      TAKEN          TO RIDER FEE       ANNIVERSARY
-------------   --------   ---------------------   ----------------   ----------   ---------------------   -----------
  At issue      $100,000          $   --               $   --         $    --           $     --           $100,000
      1                0           5,000                   --           5,000            102,000             95,000
      2                0           5,000                   --           5,000            103,828             90,000(A)
      3                0           5,000                4,500(A)        5,000            105,781(B)         105,781(B)
      4                0           5,289(C)             5,289(C)        5,289             94,946            100,492
      5                0           5,289                5,289          10,000(C)          79,898             79,898
      6                0           3,995(D)             3,995(D)

(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

             Appendix E: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Venture Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.

The following is a list of the various optional guaranteed minimum income benefits that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

     John Hancock USA
     Guaranteed Retirement Income Program I
     Guaranteed Retirement Income Program II
     Guaranteed Retirement Income Program III

     John Hancock New York
     Guaranteed Retirement Income Program I
     Guaranteed Retirement Income Program II

The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity benefit payments available under the Contract are greater than the monthly annuity benefit payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity benefit payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.

JOHN HANCOCK USA

Availability of Guaranteed Retirement Income Program

John Hancock USA offered three versions of the Guaranteed Retirement Income Program. Guaranteed Retirement Income Program I was available for Contracts issued between May 1998 and June 2001 (beginning and end dates may vary by state). Guaranteed Retirement Income Program II was available for Contracts issued between July 2001, and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Program III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III are described below.

CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

- may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

- must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

Guaranteed Retirement Income Program I

The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity benefit payments is defined below. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

INCOME BASE: The Income Base is equal to (a) less (b), where:

     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME PROGRAM I GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Program I is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

STEP-UP OF INCOME BASE: Within 30 days immediately following any Contract Anniversary, you may elect in writing to step-up the Income Base to the Contract Value on that Contract Anniversary. If you elect to step-up the Income Base, the earliest date that you may exercise Guaranteed Retirement Income Program is extended to the 7th Contract Anniversary following the date the step-up is effective (the "Step-Up Date").

Following a step-up of the Income Base, the Income Base as of the Step-Up Date is equal to the Contract Value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the Contract Value on the Step-Up Date will be treated as a Purchase Payment made on that date, and all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the Step-Up Date will not be considered.

Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III

The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity benefit payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

GROWTH FACTOR INCOME BASE: The Growth Factor Income Base is equal to (a) less
(b), where:

     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME PROGRAM II GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

GUARANTEED RETIREMENT INCOME PROGRAM III GROWTH FACTOR: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

STEP-UP INCOME BASE: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

GUARANTEED RETIREMENT INCOME PROGRAM II INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

GUARANTEED RETIREMENT INCOME PROGRAM III INCOME BASE REDUCTIONS: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.

Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options").

     Life Annuity with a 10-Year Period Certain - Available for both Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III.

     Joint and Survivor Life Annuity with a 20-Year Period Certain - Available for Contracts with Guaranteed Retirement Income Program II issued prior to January 27, 2003 (availability may vary by state).

     Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Program III and for Contracts issued with Guaranteed Retirement Income Program II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Program Fee

The risk assumed by us associated with Guaranteed Retirement Income Program is that annuity benefits payable under Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Program Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME PROGRAM RIDER   ANNUAL FEE
------------------------------------------   ----------
Guaranteed Retirement Income Program I          0.25%
Guaranteed Retirement Income Program II         0.45%
Guaranteed Retirement Income Program III        0.50%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Program

Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

- the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

-    the termination of the Contract for any reason; or

-    the exercise of the Guaranteed Retirement Income Program benefit.

Qualified Plans

The use of Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Program is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Program.

Hence, you should consider that since (a) Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME PROGRAM DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME PROGRAM SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME PROGRAM BENEFIT.

JOHN HANCOCK NEW YORK

Availability of Guaranteed Retirement Income Program

John Hancock New York offered two versions of the Guaranteed Retirement Income Program were offered. Guaranteed Retirement Income Program I was available for Contracts issued between September 10, 2001, and July 21, 2003. Guaranteed Retirement Income Program II was available for Contracts issued between December 2, 2002 and June 11, 2004. Any differences between Guaranteed Retirement Income Program I and Guaranteed Retirement Income Program II are described below.

CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

- may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

- must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

Income Base

The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity benefit payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Program II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

GROWTH FACTOR INCOME BASE (GUARANTEED RETIREMENT INCOME PROGRAM II ONLY): The Growth Factor Income Base is equal to (a) less (b), where:

     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

STEP-UP INCOME BASE: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options"):

-    Life Annuity with a 10-Year Period Certain;

-    Joint and Survivor Life Annuity with a 20-Year Period Certain.

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates).

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Program Fee

The risk assumed by us associated with Guaranteed Retirement Income Program is that annuity benefits payable under Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Program Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME PROGRAM RIDER   ANNUAL FEE
------------------------------------------   ----------
Guaranteed Retirement Income Program I          0.30%
Guaranteed Retirement Income Program II         0.45%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Program

Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

- the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

-    the termination of the Contract for any reason; or

-    the exercise of the Guaranteed Retirement Income Program benefit.

Qualified Plans

The use of Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Program is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Program.

You should consider that since (a) Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and (b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income

Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME PROGRAM DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME PROGRAM SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME PROGRAM BENEFIT.

                 Appendix U: Tables of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges).

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

-    Ven 24, Ven 22 and Ven 20 Contracts with no optional benefit Riders;

- Ven 22 and Ven 20 Contracts with the Guaranteed Earnings Multiplier optional benefit Rider;

-    Ven 24 Contracts with the Payment Enhancement optional benefit Rider;

-    Ven 9, Ven 6 and Ven 7 Contracts with no optional benefit Riders;

-    Ven 3 Contracts with no optional benefit Riders.

Please note that Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II, Guaranteed Retirement Income Program III, Principal Plus, Principal Plus for Life and Triple Protection Death Benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
       John Hancock Life Insurance Company of New York Separate Account A
               Accumulation Unit Values- Venture Variable Annuity

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
500 INDEX TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 13.981973  $ 12.890992  $ 10.232056  $ 12.500000           --
   Value at End of Year    14.355712    13.981973    12.890992    10.232056           --
Ven 20, 21 No. of units    1,225,205    1,250,479    1,096,693      312,367           --
    Ven 24 No. of units      453,984      472,832      344,259       85,184           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    13.908408    12.848905    10.219044    12.500000           --
   Value at End of Year    14.251751    13.908408    12.848905    10.219044           --
           No. of Units      127,884      131,553      113,154        6,296           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.853451    12.817386    10.209272    12.500000           --
   Value at End of Year    14.174210    13.853451    12.817386    10.209272           --
           No. of Units      361,467      353,819      264,511       58,512           --
500 INDEX TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    10.146482     9.332415     7.393241     9.677729    11.200577
   Value at End of Year    10.434774    10.146482     9.332415     7.393241     9.677729
Ven 20, 21 No. of units    7,431,295    9,056,577    9,910,540    9,560,366    8,341,963
    Ven 24 No. of units      254,131      340,730      301,338      325,150      237,911
Ven 21, 20 Contracts with GEM
 Value at Start of Year    10.891210    10.037495     7.967712    10.450629    12.500000
   Value at End of Year    11.178350    10.891210    10.037495     7.967712    10.450629
           No. of Units       57,668       67,142      107,257      106,231       34,656
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    10.287669     9.495529     7.548807     9.916084    11.516966
   Value at End of Year    10.543123    10.287669     9.495529     7.548807     9.916084
           No. of Units      487,495      621,415      543,810      446,244      237,911
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    10.146482     9.332415     7.393241     9.677729    11.200577
   Value at End of Year    10.434774    10.146482     9.332415     7.393241     9.677729
  Ven 7, 8 No. of units      579,086      697,016      871,491      863,970      571,972
     Ven 9 No. of units      157,718      254,069      196,202      429,028      294,074
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    10.146482     9.332415     7.393241     9.677729    11.200577
   Value at End of Year    10.434774    10.146482     9.332415     7.393241     9.677729
           No. of Units       36,694       35,016       36,077       27,155       31,853
ACTIVE BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 4-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.567393           --           --           --           --
Ven 20, 21 No. of units    7,813,643           --           --           --           --
    Ven 24 No. of units    1,350,107           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.550538           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
500 INDEX TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
500 INDEX TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    11.200577           --           --           --           --
Ven 20, 21 No. of units    3,372,404           --           --           --           --
    Ven 24 No. of units       61,502           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    11.200577           --           --           --           --
  Ven 7, 8 No. of units      436,748           --           --           --           --
     Ven 9 No. of units       66,524           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    11.200577           --           --           --           --
           No. of Units       15,118           --           --           --           --
ACTIVE BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 4-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
           No. of Units      312,540           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.537911           --           --           --           --
           No. of Units    1,442,961           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.567393           --           --           --           --
     Ven 9 No. of units          253           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
ACTIVE BOND TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 12.500000           --           --           --           --
   Value at End of Year    12.580342           --           --           --           --
Ven 20, 21 No. of units    3,779,743           --           --           --           --
    Ven 24 No. of units      140,653           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.563464           --           --           --           --
           No. of Units       43,655           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.550821           --           --           --           --
           No. of Units      361,780           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.580342           --           --           --           --
  Ven 7, 8 No. of units    2,428,159           --           --           --           --
     Ven 9 No. of units      258,204           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.580342           --           --           --           --
           No. of Units      950,426           --           --           --           --
AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005)- SERIES II SHARES
(UNITS FIRST CREDITED 5-13-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --    12.607074     9.571530    12.500000           --
   Value at End of Year           --    13.575947    12.607074     9.571530           --
Ven 20, 21 No. of units           --      567,063      513,320      154,361           --
    Ven 24 No. of units           --      199,068      149,385       42,198           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --    12.565898     9.559332    12.500000           --
   Value at End of Year           --    13.504490    12.565898     9.559332           --
           No. of Units           --       54,887       63,237       18,334           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --    12.535104     9.550203    12.500000           --
   Value at End of Year           --    13.451149    12.535104     9.550203           --
           No. of Units           --       93,182       58,322       32,572           --
AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005)- SERIES II SHARES
(UNITS FIRST CREDITED 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --    12.039961     9.120311    12.326027    16.889157
   Value at End of Year           --    12.971720    12.039961     9.120311    12.326027
Ven 20, 21 No. of units           --    7,370,975    9,002,683    9,780,531   11,254,683
    Ven 24 No. of units           --      336,022      444,899      481,914      515,448
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --     8.776337     6.661388     9.020870    12.500000
   Value at End of Year           --     9.436575     8.776337     6.661388     9.020870
           No. of Units           --       54,792       61,592       64,403      400,458
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --     7.888253     5.996302     8.132426    11.182499
   Value at End of Year           --     8.468944     7.888253     5.996302     8.132426
           No. of Units           --      395,958      452,125      462,774      271,521

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
ACTIVE BOND TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005)- SERIES II SHARES
(UNITS FIRST CREDITED 5-13-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year          --           --           --           --           --
   Value at End of Year          --           --           --           --           --
           No. of Units          --           --           --           --           --
AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005)- SERIES II SHARES
(UNITS FIRST CREDITED 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    16.628126    12.680777    12.327066    12.500000           --
   Value at End of Year    16.889157    16.628126    12.680777    12.327066           --
Ven 20, 21 No. of units   10,422,393    3,817,588    2,618,135    2,202,953           --
    Ven 24 No. of units      470,760       88,070           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --    12.039961     9.120311    12.326027    16.889157
   Value at End of Year           --    12.971720    12.039961     9.120311    12.326027
  Ven 7, 8 No. of units           --      573,749      745,064      843,050    1,072,108
     Ven 9 No. of units           --      224,663      367,517      352,330      413,862

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    16.628126    12.680777    12.327066    12.500000           --
   Value at End of Year    16.889157    16.628126    12.680777    12.327066           --
  Ven 7, 8 No. of units    1,506,390      787,936    1,089,413    1,071,664           --
     Ven 9 No. of units      548,723      302,621      319,349      188,114           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --  $ 12.039961  $  9.120311  $ 12.326027  $ 16.889157
   Value at End of Year           --    12.971720    12.039961     9.120311    12.326027
           No. of Units           --       38,592       54,025       47,672       48,674
ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES II SHARES (UNITS FIRST CREDITED
5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.611671    13.642000    10.539761    12.500000           --
   Value at End of Year    16.764082    15.611671    13.642000    10.539761           --
Ven 20, 21 No. of units      130,017      142,419      100,996       58,383           --
    Ven 24 No. of units       16,165       14,031       10,611        3,755           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    15.529505    13.597435    10.526345    12.500000           --
   Value at End of Year    16.642648    15.529505    13.597435    10.526345           --
           No. of Units        5,894        5,602        3,972          147           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    15.468201    13.564126    10.516293    12.500000           --
   Value at End of Year    16.552193    15.468201    13.564126    10.516293           --
           No. of Units       13,357       11,137        4,810        1,371           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    15.611671           --           --           --           --
   Value at End of Year    16.764082           --           --           --           --
     Ven 9 No. of units          313           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    15.611671           --           --           --           --
   Value at End of Year    16.764082           --           --           --           --
           No. of Units          149           --           --           --           --
ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES I SHARES (UNITS FIRST CREDITED
7-15-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    17.113549    14.919288    11.501386    15.600316    20.120816
   Value at End of Year    18.408599    17.113549    14.919288    11.501386    15.600316
Ven 20, 21 No. of units    5,317,776    6,316,179    7,678,603    9,380,988   12,268,522
    Ven 24 No. of units      153,969      175,743      215,705      251,358      299,501
Ven 21, 20 Contracts with GEM
 Value at Start of Year     9.992305     8.728600     6.742395     9.163627    12.500000
   Value at End of Year    10.727059     9.992305     8.728600     6.742395     9.163627
           No. of Units       25,817       32,414       30,500       29,233       14,344
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year     7.623095     6.669038     5.159206     7.022468     9.089389
   Value at End of Year     8.171404     7.623095     6.669038     5.159206     7.022468
           No. of Units      172,569      210,053      273,881      257,701      173,641
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    17.113549    14.919288    11.501386    15.600316    20.120816
   Value at End of Year    18.408599    17.113549    14.919288    11.501386    15.600316
  Ven 7, 8 No. of units      775,887    1,026,608    1,274,268    1,630,125    2,120,101
     Ven 9 No. of units      313,453      418,096      520,711      624,455      797,877
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    17.113549    14.919288    11.501386    15.600316    20.120816
   Value at End of Year    18.408599    17.113549    14.919288    11.501386    15.600316
           No. of Units       35,814       43,383       53,510       80,427      128,701
ALL CAP GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  $ 16.628126  $ 12.680777  $ 12.327066  $ 12.500000           --
   Value at End of Year    16.889157    16.628126    12.680777    12.327066           --
           No. of Units       76,525       27,501       17,454       49,469           --
ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES II SHARES (UNITS FIRST CREDITED
5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES I SHARES (UNITS FIRST CREDITED
7-15-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    28.060585    20.739989    16.968111    13.727312    12.500000
   Value at End of Year    20.120816    28.060585    20.739989    16.968111    13.727312
Ven 20, 21 No. of units   14,881,833    9,747,951    5,951,480    4,250,304    1,881,810
    Ven 24 No. of units      253,992       59,898           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    28.060585    20.739989    16.968111    13.727312    12.500000
   Value at End of Year    20.120816    28.060585    20.739989    16.968111    13.727312
  Ven 7, 8 No. of units    3,358,777    3,741,117    2,993,344    2,599,081    1,802,762
     Ven 9 No. of units    1,019,262    1,007,471      694,842      426,278      140,313
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    28.060585    20.739989    16.968111    13.727312    12.500000
   Value at End of Year    20.120816    28.060585    20.739989    16.968111    13.727312
           No. of Units      173,914      189,827      157,427      109,553       79,416
ALL CAP GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year    13.387148    12.767854    10.037335    12.500000           --
   Value at End of Year    14.359361    13.387148    12.767854    10.037335           --
Ven 20, 21 No. of units      563,975      797,349      639,116      204,577           --
    Ven 24 No. of units       99,956       97,287       81,893       15,156           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    13.316695    12.726145    10.024552    12.500000           --
   Value at End of Year    14.255343    13.316695    12.726145    10.024552           --
           No. of Units       29,457       28,729       26,365        6,629           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  $ 13.264097  $ 12.694956  $ 10.014973  $ 12.500000           --
   Value at End of Year    14.177829    13.264097    12.694956    10.014973           --
           No. of Units       68,612       80,663       65,159       28,524           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    13.387148           --           --           --           --
   Value at End of Year    14.359361           --           --           --           --
     Ven 9 No. of units          548           --           --           --           --
ALL CAP GROWTH TRUST - SERIES I SHARES (UNITS FIRST CREDITED 3-04-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    17.888430    17.030370    13.363096    17.927398    23.852189
   Value at End of Year    19.226457    17.888430    17.030370    13.363096    17.927398
Ven 20, 21 No. of units    7,379,350    9,368,927   11,255,888   13,146,694   16,602,102
    Ven 24 No. of units      268,153      300,775      370,060      423,069      503,394
Ven 21, 20 Contracts with GEM
 Value at Start of Year     8.784877     8.380282     6.588842     8.857071    12.500000
   Value at End of Year     9.423173     8.784877     8.380282     6.588842     8.857071
           No. of Units       46,808       61,922       75,053       78,183       48,575
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year     7.653722     7.312204     5.757704     7.751463    10.349704
   Value at End of Year     8.197559     7.653722     7.312204     5.757704     7.751463
           No. of Units      389,884      490,521      574,876      635,050      483,817
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    17.888430    17.030370    13.363096    17.927398    23.852189
   Value at End of Year    19.226457    17.888430    17.030370    13.363096    17.927398
  Ven 7, 8 No. of units    1,208,031    1,583,546    2,008,869    2,463,679    3,192,887
     Ven 9 No. of units      526,534      681,765      845,398    1,028,998    1,422,150
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    17.888430    17.030370    13.363096    17.927398    23.852189
   Value at End of Year    19.226457    17.888430    17.030370    13.363096    17.927398
           No. of Units       70,597       93,651      115,713      135,052      208,852
ALL CAP VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.050883    13.181759     9.674898    12.500000           --
   Value at End of Year    15.646118    15.050883    13.181759     9.674898           --
Ven 20, 21 No. of units      843,708      807,667      523,939       85,306           --
    Ven 24 No. of units      146,759      154,556       90,937        9,080           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    14.971687    13.138707     9.662574    12.500000           --
   Value at End of Year    15.532791    14.971687    13.138707     9.662574           --
           No. of Units       49,081       53,333       40,083        5,426           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.912560    13.106512     9.653351    12.500000           --
   Value at End of Year    15.448324    14.912560    13.106512     9.653351           --
           No. of Units      118,139      116,118       76,154       33,747           --
ALL CAP VALUE TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.870389    12.130735     8.890942    12.494117    12.500000
   Value at End of Year    14.459280    13.870389    12.130735     8.890942    12.494117
Ven 20, 21 No. of units    1,841,422    2,111,389    1,778,554    1,074,867      570,920
    Ven 24 No. of units       39,696       42,383       43,563       46,075       10,755

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
ALL CAP GROWTH TRUST - SERIES I SHARES (UNITS FIRST CREDITED 3-04-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    27.113084    19.002856    15.020670    13.215952    12.500000
   Value at End of Year    23.852189    27.113084    19.002856    15.020670    13.215952
Ven 20, 21 No. of units   16,971,982   11,618,340   10,114,972    8,350,188    5,654,938
    Ven 24 No. of units      477,236      107,418           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    27.113084    19.002856    15.020670    13.215952    12.500000
   Value at End of Year    23.852189    27.113084    19.002856    15.020670    13.215952
  Ven 7, 8 No. of units    4,274,267    4,764,175    5,312,432    5,708,805    5,544,757
     Ven 9 No. of units    1,728,273    1,684,077    1,574,135    1,211,555      746,253
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    27.113084    19.002856    15.020670    13.215952    12.500000
   Value at End of Year    23.852189    27.113084    19.002856    15.020670    13.215952
           No. of Units      254,967      228,969      239,012      272,919      293,765
ALL CAP VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
ALL CAP VALUE TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 21, 20 Contracts with GEM
 Value at Start of Year    13.768814    12.066071     8.861220    12.477337    12.500000
   Value at End of Year    14.324799    13.768814    12.066071     8.861220    12.477337
           No. of Units       51,220       59,499       71,283       46,772       21,525
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.693111    12.017788     8.838989    12.464762    12.500000
   Value at End of Year    14.224748    13.693111    12.017788     8.838989    12.464762
           No. of Units      166,689      145,850      133,410      135,095       42,968

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  $ 13.870389  $ 12.130735  $  8.890942  $ 12.494117  $ 12.500000
   Value at End of Year    14.459280    13.870389    12.130735     8.890942    12.494117
  Ven 7, 8 No. of units      195,319      262,487      217,876      104,817       61,104
     Ven 9 No. of units       45,996       54,418       35,910       18,655       14,166
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    13.870389    12.130735     8.890942    12.494117    12.500000
   Value at End of Year    14.459280    13.870389    12.130735     8.890942    12.494117
           No. of Units        6,657       12,408       17,088        6,901        5,599
AMERICAN BLUE-CHIP INCOME AND GROWTH TRUST - SERIES II SHARES
(UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    16.463226    15.298774    12.500000           --           --
   Value at End of Year    17.317033    16.463226    15.298774           --           --
Ven 20, 21 No. of units    3,003,264    3,085,744      733,450           --           --
    Ven 24 No. of units      337,549      351,197      164,535           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    16.408697    15.278707    12.500000           --           --
   Value at End of Year    17.225299    16.408697    15.278707           --           --
           No. of Units      122,679       87,095       49,076           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.367906    15.263668    12.500000           --           --
   Value at End of Year    17.156806    16.367906    15.263668           --           --
           No. of Units      181,864      166,040       46,258           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    16.463226    15.298774    12.500000           --           --
   Value at End of Year    17.317033    16.463226    15.298774           --           --
     Ven 9 No. of units       39,850       50,361       17,408           --           --
           No. of Units      300,636      319,536      161,103           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    16.463226    15.298774    12.500000           --           --
   Value at End of Year    17.317033    16.463226    15.298774           --           --
           No. of Units       23,260       25,749       17,915           --           --
AMERICAN BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 8-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.417864           --           --           --           --
Ven 20, 21 No. of units    2,340,443           --           --           --           --
    Ven 24 No. of units      295,255           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.407593           --           --           --           --
           No. of Units       50,361           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.399892           --           --           --           --
           No. of Units      271,239           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.417864           --           --           --           --
  Ven 7, 8 No. of units       11,901           --           --           --           --
     Ven 9 No. of units        3,554           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
AMERICAN BLUE-CHIP INCOME AND GROWTH TRUST - SERIES II SHARES
(UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
AMERICAN BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 8-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
AMERICAN GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    16.849842    15.269062    12.500000           --           --
   Value at End of Year    19.206559    16.849842    15.269062           --           --
Ven 20, 21 No. of units   15,171,705   11,353,014    1,914,838           --           --
    Ven 24 No. of units    1,606,897    1,046,035      284,976           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
AMERICAN GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 21, 20 Contracts with GEM
 Value at Start of Year  $ 16.794033  $ 15.249029  $ 12.500000           --           --
   Value at End of Year    19.104829    16.794033    15.249029           --           --
           No. of Units      464,185      296,693      150,995           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.752296    15.234022    12.500000           --           --
   Value at End of Year    19.028876    16.752296    15.234022           --           --
           No. of Units    1,208,296      603,913       60,829           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    16.849842    15.269062    12.500000           --           --
   Value at End of Year    19.206559    16.849842    15.269062           --           --
  Ven 7, 8 No. of units    1,129,093      995,032      658,720           --           --
     Ven 9 No. of units      174,537      148,164       74,053           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    16.849842    15.269062    12.500000           --           --
   Value at End of Year    19.206559    16.849842    15.269062           --           --
           No. of Units       75,525       70,670       49,667           --           --
AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    16.665076    15.387946    12.500000           --           --
   Value at End of Year    17.302782    16.665076    15.387946           --           --
Ven 20, 21 No. of units   12,347,704    9,224,537    1,316,880           --           --
    Ven 24 No. of units    1,351,548      739,263      188,796           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    16.609882    15.367766    12.500000           --           --
   Value at End of Year    17.211123    16.609882    15.367766           --           --
           No. of Units      392,183      254,864       88,839           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.568595    15.352637    12.500000           --           --
   Value at End of Year    17.142690    16.568595    15.352637           --           --
           No. of Units    1,241,490      601,754       71,293           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    16.665076    15.387946    12.500000           --           --
   Value at End of Year    17.302782    16.665076    15.387946           --           --
  Ven 7, 8 No. of units      709,941      719,933      384,391           --           --
     Ven 9 No. of units       98,445      103,225       46,828           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    16.665076    15.387946    12.500000           --           --
   Value at End of Year    17.302782    16.665076    15.387946           --           --
           No. of Units       40,516       42,156       43,225           --           --
AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    19.328401    16.507632    12.500000           --           --
   Value at End of Year    23.037853    19.328401    16.507632           --           --
Ven 20, 21 No. of units    6,681,967    4,198,494      396,104           --           --
    Ven 24 No. of units      628,975      336,815       63,121           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    19.264402    16.485991    12.500000           --           --
   Value at End of Year    22.915864    19.264402    16.485991           --           --
           No. of Units      192,872      125,386       33,678           --           --
Ven 24 Contracts with Payment Enhancement

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year    19.216554    16.469766    12.500000           --           --
   Value at End of Year    22.824807    19.216554    16.469766           --           --
           No. of Units      600,927      296,847       20,409           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    19.328401    16.507632    12.500000           --           --
   Value at End of Year    23.037853    19.328401    16.507632           --           --
  Ven 7, 8 No. of units      503,980      365,786      139,282           --           --
     Ven 9 No. of units       69,812       59,490       25,971           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  $ 19.328401  $ 16.507632  $ 12.500000           --           --
   Value at End of Year    23.037853    19.328401    16.507632           --           --
           No. of Units       25,406       13,263        2,349           --           --
BLUE CHIP GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.965409    13.013611    10.228826    12.500000           --
   Value at End of Year    14.510506    13.965409    13.013611    10.228826           --
Ven 20, 21 No. of units    2,426,185    2,127,087    1,464,888      434,406           --
    Ven 24 No. of units      617,713      441,455      236,960       28,105           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    13.891917    12.971112    10.215811    12.500000           --
   Value at End of Year    14.405399    13.891917    12.971112    10.215811           --
           No. of Units      112,838       94,352       65,314       13,018           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.837048    12.939311    10.206043    12.500000           --
   Value at End of Year    14.327062    13.837048    12.939311    10.206043           --
           No. of Units      397,493      341,742      224,970      114,270           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    13.965409           --           --           --           --
   Value at End of Year    14.510506           --           --           --           --
     Ven 9 No. of units          537           --           --           --           --
BLUE CHIP GROWTH TRUST - SERIES I SHARES (UNITS FIRST CREDITED 12-11-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    21.114531    19.638699    15.417955    20.643428    24.518135
   Value at End of Year    21.987188    21.114531    19.638699    15.417955    20.643428
Ven 20, 21 No. of units   15,532,968   18,984,031   22,485,941   25,377,600   30,503,258
    Ven 24 No. of units      436,620      502,535      574,881      650,695      754,939
Ven 21, 20 Contracts with GEM
 Value at Start of Year    10.515682     9.800303     7.709411    10.343004    12.500000
   Value at End of Year    10.928487    10.515682     9.800303     7.709411    10.343004
           No. of Units      164,936      164,549      183,899      195,854      118,549
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year     9.807280     9.153842     7.211675     9.689796    11.549188
   Value at End of Year    10.177034     9.807280     9.153842     7.211675     9.689796
           No. of Units      839,169      988,319    1,055,794    1,108,760      717,328
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    21.114531    19.638699    15.417955    20.643428    24.518135
   Value at End of Year    21.987188    21.114531    19.638699    15.417955    20.643428
  Ven 7, 8 No. of units    3,942,970    5,032,799    5,985,084    7,043,533    8,742,544
     Ven 9 No. of units    1,384,367    1,729,005    2,018,139    2,387,431    3,021,812
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    21.114531    19.638699    15.417955    20.643428    24.518135
   Value at End of Year    21.987188    21.114531    19.638699    15.417955    20.643428
           No. of Units      179,635      211,845      242,066      296,940      463,278
CAPITAL APPRECIATION TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.141851    12.201755     9.565574    12.500000           --
   Value at End of Year    14.735093    13.141851    12.201755     9.565574           --
Ven 20, 21 No. of units      530,176      495,548      488,134      171,283           --
    Ven 24 No. of units      104,358       97,774       75,332       11,847           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
BLUE CHIP GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
BLUE CHIP GROWTH TRUST - SERIES I SHARES (UNITS FIRST CREDITED 12-11-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    25.568866    21.710674    17.134232    13.688523    11.026969
   Value at End of Year    24.518135    25.568866    21.710674    17.134232    13.688523
Ven 20, 21 No. of units   31,246,764   26,488,218   18,901,097   14,049,907    8,545,424
    Ven 24 No. of units      709,638      226,750           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    25.568866    21.710674    17.134232    13.688523    11.026969
   Value at End of Year    24.518135    25.568866    21.710674    17.134232    13.688523
  Ven 7, 8 No. of units   11,468,237   15,778,751   18,789,259   18,577,507   17,476,907
     Ven 9 No. of units    3,714,374    3,865,926    3,184,929    2,353,640    1,623,698
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    25.568866    21.710674    17.134232    13.688523    11.026969
   Value at End of Year    24.518135    25.568866    21.710674    17.134232    13.688523
           No. of Units      588,502      603,923      635,916      706,018      731,368
CAPITAL APPRECIATION TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 21, 20 Contracts with GEM
 Value at Start of Year    13.072685    12.161900     9.553391    12.500000           --
   Value at End of Year    14.628361    13.072685    12.161900     9.553391           --
           No. of Units       43,723       42,656       29,251       10,454           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.021044    12.132085     9.544262    12.500000           --
   Value at End of Year    14.548803    13.021044    12.132085     9.544262           --
           No. of Units       53,271       46,250       44,089       26,055           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
CAPITAL APPRECIATION TRUST - SERIES I SHARES (UNITS FIRST CREDITED 11-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $  8.291409  $  7.691148  $  6.024194  $  8.804929  $ 10.945558
   Value at End of Year     9.320697     8.291409     7.691148     6.024194     8.804929
Ven 20, 21 No. of units    2,037,352    2,087,170    2,311,363    2,177,602    1,618,907
    Ven 24 No. of units       75,936       38,685       44,220       46,829        9,622
Ven 21, 20 Contracts with GEM
 Value at Start of Year     8.834287     8.211158     6.444359     9.437943    12.500000
   Value at End of Year     9.911198     8.834287     8.211158     6.444359     9.437943
           No. of Units       54,834       59,515       64,689       56,526       15,563
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year     8.171240     7.606320     5.978615     8.769024    10.939455
   Value at End of Year     9.153633     8.171240     7.606320     5.978615     8.769024
           No. of Units       98,371      106,974       99,871      111,049       57,393
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year     8.291409     7.691148     6.024194     8.804929    10.945558
   Value at End of Year     9.320697     8.291409     7.691148     6.024194     8.804929
  Ven 7, 8 No. of units      331,262      214,254      241,453      201,160      129,831
     Ven 9 No. of units       37,194       18,208       21,877       10,957       18,072
Ven 3 Contracts with no Optional Riders
 Value at Start of Year     8.291409     7.691148     6.024194     8.804929    10.945558
   Value at End of Year     9.320697     8.291409     7.691148     6.024194     8.804929
           No. of Units       17,464       13,558       10,820        6,314    2,871,308
CLASSIC VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-01-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.768228    12.500000           --           --           --
   Value at End of Year    14.829719    13.768228           --           --           --
Ven 20, 21 No. of units      343,944      195,690           --           --           --
    Ven 24 No. of units        9,440        6,324           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    13.749985    12.500000           --           --           --
   Value at End of Year    14.780570    13.749985           --           --           --
           No. of Units        2,161        2,146           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.736322     1.500000           --           --           --
   Value at End of Year    14.743839    13.736322           --           --           --
           No. of Units       27,406        7,505           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    13.768228    12.500000           --           --           --
   Value at End of Year    14.829719    13.768228           --           --           --
  Ven 7, 8 No. of units       30,839        8,966           --           --           --
     Ven 9 No. of units        3,955        4,949           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    13.768228    12.500000           --           --           --
   Value at End of Year    14.829719    13.768228           --           --           --
           No. of Units        3,847           --           --           --           --
CORE BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.483504           --           --           --           --
Ven 20, 21 No. of units       18,055           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
CAPITAL APPRECIATION TRUST - SERIES I SHARES (UNITS FIRST CREDITED 11-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 12.500000           --           --           --           --
   Value at End of Year    10.945558           --           --           --           --
Ven 20, 21 No. of units       59,941           --           --           --           --
    Ven 24 No. of units           91           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    10.945558           --           --           --           --
  Ven 7, 8 No. of units        2,055           --           --           --           --
     Ven 9 No. of units          699           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    10.945558           --           --           --           --
           No. of Units           --           --           --           --           --
CLASSIC VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-01-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
CORE BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
    Ven 24 No. of units          584           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.454569           --           --           --           --
           No. of Units        1,830           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.483504           --           --           --           --
           No. of Units        5,065           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
    Ven 24 No. of units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  $ 12.500000           --           --           --           --
   Value at End of Year    12.483504           --           --           --           --
           No. of Units          828           --           --           --           --
CORE EQUITY TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.078764    12.500000           --           --           --
   Value at End of Year    14.684818    14.078764           --           --           --
Ven 20, 21 No. of units      942,809      450,684           --           --           --
    Ven 24 No. of units      159,623       55,365           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    14.060106    12.500000           --           --           --
   Value at End of Year    14.636151    14.060106           --           --           --
           No. of Units       12,149        7,312           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.046138    12.500000           --           --           --
   Value at End of Year    14.599758    14.046138           --           --           --
           No. of Units       68,485       34,607           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    14.078764    12.500000           --           --           --
   Value at End of Year    14.684818    14.078764           --           --           --
  Ven 7, 8 No. of units       52,604       21,316           --           --           --
     Ven 9 No. of units        4,780        1,367           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    14.078764    12.500000           --           --           --
   Value at End of Year    14.684818    14.078764           --           --           --
           No. of Units        1,112           40           --           --           --
DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES II SHARES
(UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --    13.616385    13.202313    12.500000           --
   Value at End of Year           --    13.917035    13.616385    13.202313           --
Ven 20, 21 No. of units           --    4,068,445      651,047      222,116           --
    Ven 24 No. of units           --      557,947      107,334       23,178           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --    13.571899    13.185535    12.500000           --
   Value at End of Year           --    13.843773    13.571899    13.185535           --
           No. of Units           --      129,079       25,447        2,414           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --    13.538653    13.172978    12.500000           --
   Value at End of Year           --    13.789102    13.538653    13.172978           --
           No. of Units           --      577,436      155,027       67,059           --
DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES I SHARES
(UNITS FIRST CREDITED 8-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --    22.635102    21.943927    20.680033    19.585192
   Value at End of Year           --    23.179420    22.635102    21.943927    20.680033
Ven 20, 21 No. of units           --    2,451,446    3,247,639    3,830,780    3,473,530
    Ven 24 No. of units           --       91,613      114,522      127,432      108,613
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --    14.230025    13.823125    13.053022    12.500000
   Value at End of Year           --    14.543014    14.230025    13.823125    13.053022
           No. of Units           --       46,714       60,153       69,401       34,735

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
CORE EQUITY TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES II SHARES
(UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES I SHARES
(UNITS FIRST CREDITED 8-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    18.002047    18.125951    16.607511    15.113142    14.320582
   Value at End of Year    19.585192    18.002047    18.125951    16.607511    15.113142
Ven 20, 21 No. of units    2,375,580    2,009,670    1,881,375    1,821,070    1,455,608
    Ven 24 No. of units       55,437       17,160           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --    15.085667    14.676304    13.879479    13.190998
   Value at End of Year           --    15.394322    15.085667    14.676304    13.879479
           No. of Units           --      325,466      410,764      473,733      222,382
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --    22.635102    21.943927    20.680033    19.585192
   Value at End of Year           --    23.179420    22.635102    21.943927    20.680033
  Ven 7, 8 No. of units           --    1,528,634    1,881,095    2,349,437    2,530,816
     Ven 9 No. of units           --      170,366      219,135      262,580      331,627

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    18.002047    18.125951    16.607511    15.113142    14.320582
   Value at End of Year    19.585192    18.002047    18.125951    16.607511    15.113142
  Ven 7, 8 No. of units    2,848,295    4,323,305    5,973,979    7,250,353    8,599,096
     Ven 9 No. of units      315,200      398,119      439,785      406,841      424,787

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --  $ 22.635102  $ 21.943927  $ 20.680033  $ 19.585192
   Value at End of Year           --    23.179420    22.635102    21.943927    20.680033
           No. of Units           --      578,546      659,274      729,775      792,313
DYNAMIC GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.986908    12.892451    10.125646    12.500000           --
   Value at End of Year    15.449440    13.986908    12.892451    10.125646           --
Ven 20, 21 No. of units      485,231      508,649      501,234       49,341           --
    Ven 24 No. of units       86,993       87,810      304,799        4,320           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    13.913276    12.850333    10.112748    12.500000           --
   Value at End of Year    15.337510    13.913276    12.850333    10.112748           --
           No. of Units       34,747       34,650       35,685          344           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.858343    12.818851    10.103094    12.500000           --
   Value at End of Year    15.254134    13.858343    12.818851    10.103094           --
           No. of Units       63,000       77,582       81,895        5,544           --
DYNAMIC GROWTH TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year     4.541899     4.187368     3.290900     4.658653     7.906976
   Value at End of Year     5.034225     4.541899     4.187368     3.290900     4.658653
Ven 20, 21 No. of units    9,317,291   10,786,224   12,729,891    8,961,543    9,700,101
    Ven 24 No. of units      218,119      241,167      304,799      233,914      274,486
Ven 21, 20 Contracts with GEM
 Value at Start of Year     6.087418     5.623506     4.428426     6.281540    12.500000
   Value at End of Year     6.733833     6.087418     5.623506     4.428426     6.281540
           No. of Units      139,870      154,989      185,574       31,566        5,809
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year     4.968047     4.596353     3.624989     5.149629     8.771239
   Value at End of Year     5.487385     4.968047     4.596353     3.624989     5.149629
           No. of Units      571,073      684,192      783,009      338,853      307,765
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year     4.541899     4.187368     3.290900     4.658653     7.906976
   Value at End of Year     5.034225     4.541899     4.187368     3.290900     4.658653
  Ven 7, 8 No. of units      474,502      466,885      651,221      480,994      612,926
     Ven 9 No. of units      120,031      138,151      220,788      148,177      178,325
Ven 3 Contracts with no Optional Riders
 Value at Start of Year     4.541899     4.187368     3.290900     4.658653     7.906976
   Value at End of Year     5.034225     4.541899     4.187368     3.290900     4.658653
           No. of Units       38,512       42,370       80,967       32,882       25,217
EMERGING GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    17.020099    16.185428    12.500000           --           --
   Value at End of Year    18.022627    17.020099    16.185428           --           --
Ven 20, 21 No. of units      167,794       50,560       13,794           --           --
    Ven 24 No. of units       22,133       12,823        8,067           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    16.963742    16.164211    12.500000           --           --
   Value at End of Year    17.927174    16.963742    16.164211           --           --
           No. of Units        1,547          384          357           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  $ 18.002047  $ 18.125951  $ 16.607511  $ 15.113142  $ 14.320582
   Value at End of Year    19.585192    18.002047    18.125951    16.607511    15.113142
           No. of Units      927,984    1,192,638    1,548,493    1,928,258    2,507,618
DYNAMIC GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
DYNAMIC GROWTH TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year     7.906976           --           --           --           --
Ven 20, 21 No. of units    7,614,395           --           --           --           --
    Ven 24 No. of units      241,011           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year     7.906976           --           --           --           --
  Ven 7, 8 No. of units      667,786           --           --           --           --
     Ven 9 No. of units      183,454           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year     7.906976           --           --           --           --
           No. of Units       26,242           --           --           --           --
EMERGING GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.921582    16.148310    12.500000           --           --
   Value at End of Year    17.855908    16.921582    16.148310           --           --
           No. of Units        6,102        4,719        1,834           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    17.020099    16.185428    12.500000           --           --
   Value at End of Year    18.022627    17.020099    16.185428           --           --
  Ven 7, 8 No. of units       21,272           --       16,082           --           --
     Ven 9 No. of units        1,440           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  $ 17.020099  $ 16.185428  $ 12.500000           --           --
   Value at End of Year    18.022627    17.020099    16.185428           --           --
           No. of Units           63          454          371           --           --
EMERGING SMALL COMPANY TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.430921    13.147372     9.558698    12.500000           --
   Value at End of Year    14.921872    14.430921    13.147372     9.558698           --
Ven 20, 21 No. of units      863,633      879,078      824,615      230,726           --
    Ven 24 No. of units      148,075      149,872      103,731       15,125           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    14.354982    13.104440     9.546522    12.500000           --
   Value at End of Year    14.813777    14.354982    13.104440     9.546522           --
           No. of Units       54,718       53,241       43,436       12,300           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.298262    13.072316     9.537399    12.500000           --
   Value at End of Year    14.733197    14.298262    13.072316     9.537399           --
           No. of Units       75,726       78,619       44,947       19,621           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    14.430921           --           --           --           --
   Value at End of Year    14.921872           --           --           --           --
     Ven 9 No. of units          234           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    14.430921           --           --           --           --
   Value at End of Year    14.921872           --           --           --           --
           No. of Units          169           --           --           --           --
EMERGING SMALL COMPANY TRUST - SERIES I SHARES (UNITS FIRST CREDITED 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    17.020099    17.129022    12.431278    17.806889    23.225958
   Value at End of Year    19.511954    17.020099    17.129022    12.431278    17.806889
Ven 20, 21 No. of units    3,586,277      119,016    5,238,825    5,473,386    6,129,545
    Ven 24 No. of units       92,675        1,779      115,947      131,999      148,141
Ven 21, 20 Contracts with GEM
 Value at Start of Year    16.963742     8.706058     6.330985     9.086879    12.500000
   Value at End of Year     9.877649    16.963742     8.706058     6.330985     9.086879
           No. of Units       54,317          454       54,907       48,853       22,330
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.921582     7.978493     5.810609     8.352524    10.932942
   Value at End of Year     9.025056    16.921582     7.978493     5.810609     8.352524
           No. of Units      161,854        4,653      181,355      175,141      104,648
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    17.020099    17.129022    12.431278    17.806889    23.225958
   Value at End of Year    19.511954    17.020099    17.129022    12.431278    17.806889
  Ven 7, 8 No. of units      365,309       14,090      631,865      656,393      758,799
     Ven 9 No. of units      168,757          605      247,431      276,174      359,369
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    17.020099    17.129022    12.431278    17.806889    23.225958
   Value at End of Year    19.511954    17.020099    17.129022    12.431278    17.806889
           No. of Units       20,365       25,412       37,522       26,484       39,039
EQUITY-INCOME TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
EMERGING SMALL COMPANY TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
EMERGING SMALL COMPANY TRUST - SERIES I SHARES (UNITS FIRST CREDITED 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    24.610648    14.381705    14.574077    12.500000           --
   Value at End of Year    23.225958    24.610648    14.381705    14.574077           --
Ven 20, 21 No. of units    5,651,577    2,674,565    2,112,991    1,472,502           --
    Ven 24 No. of units      140,787       28,218           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    24.610648    14.381705    14.574077    12.500000           --
   Value at End of Year    23.225958    24.610648    14.381705    14.574077           --
  Ven 7, 8 No. of units    1,027,485      688,247      828,056      930,500           --
     Ven 9 No. of units      430,974      391,438           --      207,224           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    24.610648    14.381705    14.574077    12.500000           --
   Value at End of Year    23.225958    24.610648    14.381705    14.574077           --
           No. of Units       50,267       25,011       28,130       16,352           --
EQUITY-INCOME TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year    14.574243    12.896314    10.428974    12.500000           --
   Value at End of Year    14.906785    14.574243    12.896314    10.428974           --
Ven 20, 21 No. of units    3,409,793    3,133,404    2,265,670      755,595           --
    Ven 24 No. of units      854,852      694,773      430,625       94,077           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    14.497538    12.854188    10.415699    12.500000           --
   Value at End of Year    14.798785    14.497538    12.854188    10.415699           --
           No. of Units      245,902      197,925      138,512       39,430           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  $ 14.440278  $ 12.822685  $ 10.405752  $ 12.500000           --
   Value at End of Year    14.718317    14.440278    12.822685    10.405752           --
           No. of Units      588,478      543,232      422,296      208,253           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    14.574243           --           --           --           --
   Value at End of Year    14.906785           --           --           --           --
     Ven 9 No. of units          544           --           --           --           --
EQUITY-INCOME TRUST - SERIES I SHARES (UNITS FIRST CREDITED 11-02-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year     30.000369    26.499566    21.400057    25.025958    25.057453
   Value at End of Year     30.744750    30.000369    26.499566    21.400057    25.025958
Ven 20, 21 No. of units    10,803,082   12,499,064   14,125,438   15,938,821   17,197,487
    Ven 24 No. of units       260,545      294,842      308,987      338,294      344,261
Ven 21, 20 Contracts with GEM
 Value at Start of Year    14.840003    13.134588    10.628215    12.453924    12.500000
   Value at End of Year    15.177933    14.840003    13.134588    10.628215    12.453924
           No. of Units      168,581      187,771      205,134      233,778      133,710
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.842700    14.929570    12.098791    14.198434    14.266438
   Value at End of Year    17.200472    16.842700    14.929570    12.098791    14.198434
           No. of Units      710,729      816,827      878,873      937,928      497,735
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    30.000369    26.499566    21.400057    25.025958    25.057453
   Value at End of Year    30.744750    30.000369    26.499566    21.400057    25.025958
  Ven 7, 8 No. of units    3,712,464    4,340,139    5,058,291    5,802,213    6,035,757
     Ven 9 No. of units    1,386,438    1,650,433    1,864,958    2,149,865    2,608,255
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    30.000369    26.499566    21.400057    25.025958    25.057453
   Value at End of Year    30.744750    30.000369    26.499566    21.400057    25.025958
           No. of Units      172,195      188,313      217,391      236,397      302,874
FINANCIAL SERVICES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.638053    13.484576    10.250809    12.500000           --
   Value at End of Year    15.824584    14.638053    13.484576    10.250809           --
Ven 20, 21 No. of units      550,055      560,302      458,935      140,405           --
    Ven 24 No. of units      101,634      101,308       68,399        5,638           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    14.560995    13.440506    10.237755    12.500000           --
   Value at End of Year    15.709928    14.560995    13.440506    10.237755           --
           No. of Units       33,773       33,704       31,261        2,971           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.503495    13.407583    10.227986    12.500000           --
   Value at End of Year    15.624517    14.503495    13.407583    10.227986           --
           No. of Units       62,037       69,672       56,204       28,212           --
FINANCIAL SERVICES TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.378598    12.291912     9.331532    11.524203    12.500000
   Value at End of Year    14.482924    13.378598    12.291912     9.331532    11.524203
Ven 20, 21 No. of units    1,004,231    1,111,707    1,269,986    1,255,734      799,900
    Ven 24 No. of units       30,285       30,060       32,452       29,105       20,462

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
EQUITY-INCOME TRUST - SERIES I SHARES (UNITS FIRST CREDITED 11-02-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year     22.487758    22.054902    20.479412    16.011513    13.548849
   Value at End of Year     25.057453    22.487758    22.054902    20.479412    16.011513
Ven 20, 21 No. of units    14,733,796   16,855,400   17,681,389   15,658,514   13,628,547
    Ven 24 No. of units       245,151      119,865           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    22.487758    22.054902    20.479412    16.011513    13.548849
   Value at End of Year    25.057453    22.487758    22.054902    20.479412    16.011513
  Ven 7, 8 No. of units    7,510,123   12,270,107   16,782,837   19,050,099   18,860,299
     Ven 9 No. of units    2,972,349    3,820,578    4,109,129    3,793,617    3,362,755
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    22.487758    22.054902    20.479412    16.011513    13.548849
   Value at End of Year    25.057453    22.487758    22.054902    20.479412    16.011513
           No. of Units      315,202      452,981      583,452      736,771      751,884
FINANCIAL SERVICES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
FINANCIAL SERVICES TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 21, 20 Contracts with GEM
 Value at Start of Year    13.280604    12.226364     9.300332    11.508706    12.500000
   Value at End of Year    14.348208    13.280604    12.226364     9.300332    11.508706
           No. of Units       46,935       44,311       55,658       59,621       35,321
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.207601    12.177455     9.277011    11.497105    12.500000
   Value at End of Year    14.248023    13.207601    12.177455     9.277011    11.497105
           No. of Units       96,858      109,141      129,017      129,019       48,896

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  $ 13.378598  $ 12.291912  $  9.331532  $ 11.524203  $ 12.500000
   Value at End of Year    14.482924    13.378598    12.291912     9.331532    11.524203
  Ven 7, 8 No. of units       74,034       72,407       74,945       54,119       49,914
     Ven 9 No. of units       31,505       51,852       67,850       54,479       66,421
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    13.378598    12.291912     9.331532    11.524203    12.500000
   Value at End of Year    14.482924    13.378598    12.291912     9.331532    11.524203
           No. of Units        3,618        4,497        2,538        1,030        2,486
FUNDAMENTAL VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.841649    13.505688    10.570024    12.500000           --
   Value at End of Year    15.909335    14.841649    13.505688    10.570024           --
Ven 20, 21 No. of units    2,868,900    2,054,168    1,347,482      419,804           --
    Ven 24 No. of units      531,230      437,675      282,797       87,372           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    14.763529    13.461572    10.556582    12.500000           --
   Value at End of Year    15.794080    14.763529    13.461572    10.556582           --
           No. of Units      172,364      117,730           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.705246    13.428610    10.546509    12.500000           --
   Value at End of Year    15.708228    14.705246    13.428610    10.546509           --
           No. of Units      429,488      385,620      222,592       99,581           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    14.841649           --           --           --           --
   Value at End of Year    15.909335           --           --           --           --
           No. of Units          234           --           --           --           --
FUNDAMENTAL VALUE TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.552160    12.293099     9.601589    11.620125    12.500000
   Value at End of Year    14.546014    13.552160    12.293099     9.601589    11.620125
Ven 20, 21 No. of units    4,956,132    5,195,638    5,016,819    4,944,472    3,238,959
    Ven 24 No. of units       78,469       73,404       75,103       69,672       29,957
Ven 21, 20 Contracts with GEM
 Value at Start of Year    13.452933    12.227577     9.569509    11.604513    12.500000
   Value at End of Year    14.410762    13.452933    12.227577     9.569509    11.604513
           No. of Units      123,793      129,106           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.378959    12.178644     9.545508    11.592814    12.500000
   Value at End of Year    14.310110    13.378959    12.178644     9.545508    11.592814
           No. of Units      473,551      520,972      531,469      559,715      209,656
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    13.552160    12.293099     9.601589    11.620125    12.500000
   Value at End of Year    14.546014    13.552160    12.293099     9.601589    11.620125
  Ven 7, 8 No. of units      493,187      529,708      511,341      416,445      260,833
     Ven 9 No. of units       90,805      110,276       91,136       75,283       51,189
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    13.552160    12.293099     9.601589    11.620125    12.500000
   Value at End of Year    14.546014    13.552160    12.293099     9.601589    11.620125
           No. of Units       29,027       24,546       29,227       21,355          809
GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
FUNDAMENTAL VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
FUNDAMENTAL VALUE TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.057979    12.669816    10.159257    12.500000           --
   Value at End of Year    14.685735    14.057979    12.669816    10.159257           --
Ven 20, 21 No. of units    1,361,652      573,222      231,726       25,179           --
    Ven 24 No. of units      133,595       56,574       16,384        2,183           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    13.983996    12.628426    10.146318    12.500000           --
   Value at End of Year    14.579339    13.983996    12.628426    10.146318           --
           No. of Units       53,296       30,366        6,037        1,458           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  $ 13.928749  $ 12.597473  $ 10.136635  $ 12.500000           --
   Value at End of Year    14.500051    13.928749    12.597473    10.136635           --
           No. of Units      117,941       90,608       20,881       11,718           --
GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES I SHARES
(UNITS FIRST CREDITED 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    10.745803     9.666928     7.754044    10.239810    11.989936
   Value at End of Year    11.254301    10.745803     9.666928     7.754044    10.239810
Ven 20, 21 No. of units    2,648,217    2,637,119    2,533,934    3,184,540    3,545,932
    Ven 24 No. of units       71,315       75,953       83,497       77,559       93,268
Ven 21, 20 Contracts with GEM
 Value at Start of Year    10.786548     9.723071     7.814676    10.340578    12.500000
   Value at End of Year    11.274461    10.786548     9.723071     7.814676    10.340578
           No. of Units       36,981       45,603       45,068       49,734       27,818
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    10.771542     9.724144     7.827267    10.372818    12.188577
   Value at End of Year    11.241951    10.771542     9.724144     7.827267    10.372818
           No. of Units       57,018       65,800       69,067       64,138       49,776
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    10.745803     9.666928     7.754044    10.239810    11.989936
   Value at End of Year    11.254301    10.745803     9.666928     7.754044    10.239810
  Ven 7, 8 No. of units      135,911      124,364       75,274       84,162       72,009
     Ven 9 No. of units       86,572       91,321      197,091      112,271       94,933
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    10.745803     9.666928     7.754044    10.239810    11.989936
   Value at End of Year    11.254301    10.745803     9.666928     7.754044    10.239810
           No. of Units        1,878        6,009        5,158        2,734        5,819
GLOBAL BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    17.654114    16.265672    14.322611    12.500000           --
   Value at End of Year    16.250949    17.654114    16.265672    14.322611           --
Ven 20, 21 No. of units    1,550,136    1,085,071      594,712      154,273           --
    Ven 24 No. of units      191,875      142,486      102,131       17,778           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    17.561257    16.212589    14.304439    12.500000           --
   Value at End of Year    16.133241    17.561257    16.212589    14.304439           --
           No. of Units       69,752       57,003       30,884        7,537           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    17.491941    16.172895    14.290823    12.500000           --
   Value at End of Year    16.045535    17.491941    16.172895    14.290823           --
           No. of Units      210,680      177,235      126,576       73,987           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    17.654114           --           --           --           --
   Value at End of Year    16.250949           --           --           --           --
     Ven 9 No. of units        1,324           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    17.654114           --           --           --           --
   Value at End of Year    16.250949           --           --           --           --
           No. of Units          288           --           --           --           --
GLOBAL BOND TRUST - SERIES I SHARES (UNITS FIRST CREDITED 3-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES I SHARES
(UNITS FIRST CREDITED 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    11.989936           --           --           --           --
Ven 20, 21 No. of units    2,080,534           --           --           --           --
    Ven 24 No. of units       59,879           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    11.989936           --           --           --           --
  Ven 7, 8 No. of units       55,951           --           --           --           --
     Ven 9 No. of units       22,537           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    11.989936           --           --           --           --
           No. of Units        4,235           --           --           --           --
GLOBAL BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
GLOBAL BOND TRUST - SERIES I SHARES (UNITS FIRST CREDITED 3-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year    28.591497    26.301362    23.113561    19.512793    19.685989
   Value at End of Year    26.350560    28.591497    26.301362    23.113561    19.512793
Ven 20, 21 No. of units    1,769,002    2,031,568    2,317,481    2,458,560    1,519,001
    Ven 24 No. of units       31,085       35,451       38,099       49,164       27,425
Ven 21, 20 Contracts with GEM
 Value at Start of Year    18.161547    16.740365    14.740820    12.469302    12.500000
   Value at End of Year    16.704718    18.161547    16.740365    14.740820    12.469302
           No. of Units       13,319       13,675       14,044        9,109        1,407

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year    19.632749    21.333144    20.104158    19.803954    17.772344
   Value at End of Year    19.685989    19.632749    21.333144    20.104158    19.803954
Ven 20, 21 No. of units    1,896,073    1,901,881    1,978,710    2,010,332    1,808,466
    Ven 24 No. of units       21,354        6,544           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  $ 18.434631  $ 17.017639  $ 15.007467  $ 12.713906  $ 12.871966
   Value at End of Year    16.930541    18.434631    17.017639    15.007467    12.713906
           No. of Units      102,238       94,079       92,810      116,859       32,769
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    28.591497    26.301362    23.113561    19.512793    19.685989
   Value at End of Year    26.350560    28.591497    26.301362    23.113561    19.512793
  Ven 7, 8 No. of units    1,020,803    1,199,088    1,423,804    1,691,185    1,797,052
     Ven 9 No. of units      136,559      151,168      188,785      260,796      198,513
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    28.591497    26.301362    23.113561    19.512793    19.685989
   Value at End of Year    26.350560    28.591497    26.301362    23.113561    19.512793
           No. of Units      113,908      116,008      128,081      142,880      142,190
GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES II SHARES (UNITS FIRST
CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.649783    12.971433    10.339112    12.500000           --
   Value at End of Year    15.963498    14.649783    12.971433    10.339112           --
Ven 20, 21 No. of units      391,497      319,704      276,345      124,634           --
    Ven 24 No. of units      129,923       84,399       36,341        6,453           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    14.572703    12.929075    10.325957    12.500000           --
   Value at End of Year    15.847876    14.572703    12.929075    10.325957           --
           No. of Units       20,840       15,321       10,443        4,027           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.515144    12.897371    10.316092    12.500000           --
   Value at End of Year    15.761684    14.515144    12.897371    10.316092           --
           No. of Units       38,051       28,189       23,117       15,985           --
GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES I SHARES (UNITS FIRST
CREDITED 3-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    25.580338    22.606366    17.985999    22.548612    27.253960
   Value at End of Year    27.930013    25.580338    22.606366    17.985999    22.548612
Ven 20, 21 No. of units    3,751,710    4,485,840    5,323,468    6,384,424    7,778,987
    Ven 24 No. of units       51,530       54,725       64,511       76,424       84,032
Ven 21, 20 Contracts with GEM
 Value at Start of Year    11.866384    10.507840     8.376938    10.523033    12.500000
   Value at End of Year    12.930563    11.866384    10.507840     8.376938    10.523033
           No. of Units       16,292       33,259       32,345       36,248       18,272
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.544497    11.125022     8.882263    11.174588    13.554144
   Value at End of Year    13.649055    12.544497    11.125022     8.882263    11.174588
           No. of Units      118,238      131,827      133,988      153,605       80,490
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    25.580338    22.606366    17.985999    22.548612    27.253960
   Value at End of Year    27.930013    25.580338    22.606366    17.985999    22.548612
  Ven 7, 8 No. of units    3,623,470    4,210,273    5,051,786    6,233,457    7,508,544
     Ven 9 No. of units      654,283      887,563    1,005,033    1,198,999    1,463,631
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    25.580338    22.606366    17.985999    22.548612    27.253960
   Value at End of Year    27.930013    25.580338    22.606366    17.985999    22.548612
           No. of Units      259,931      294,194      339,861      386,600      488,110

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    19.632749    21.333144    20.104158    19.803954    17.772344
   Value at End of Year    19.685989    19.632749    21.333144    20.104158    19.803954
  Ven 7, 8 No. of units    2,367,669    3,930,738    5,605,409    6,949,735    8,695,136
     Ven 9 No. of units      266,250      337,556      411,434      430,961      462,254
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    19.632749    21.333144    20.104158    19.803954    17.772344
   Value at End of Year    19.685989    19.632749    21.333144    20.104158    19.803954
           No. of Units      182,642      243,349      315,284      460,366      648,726
GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES II SHARES (UNITS FIRST
CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES I SHARES (UNITS FIRST
CREDITED 3-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    24.633827    24.098970    21.770913    18.276450    16.459655
   Value at End of Year    27.253960    24.633827    24.098970    21.770913    18.276450
Ven 20, 21 No. of units    8,561,314   10,151,138   10,635,908    9,496,008    7,548,856
    Ven 24 No. of units       88,244       38,004           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    24.633827    24.098970    21.770913    18.276450    16.459655
   Value at End of Year    27.253960    24.633827    24.098970    21.770913    18.276450
  Ven 7, 8 No. of units    9,475,759   14,642,124   20,395,045   23,171,379   25,495,869
     Ven 9 No. of units    1,763,567    2,118,413    2,205,244    2,090,811    1,955,864
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    24.633827    24.098970    21.770913    18.276450    16.459655
   Value at End of Year    27.253960    24.633827    24.098970    21.770913    18.276450
           No. of Units      604,737      919,791    1,219,962    1,665,276    2,070,671

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
GREAT COMPANIES-AMERICA TRUST (REPLACED BY U.S. GLOBAL LEADERS TRUST EFF 4-29-05) -
SERIES II SHARES (UNITS FIRST CREDITED 8-04-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --    13.929376    12.500000           --           --
   Value at End of Year           --    13.983093    13.929376           --           --
Ven 20, 21 No. of units           --        5,641        6,320           --           --
    Ven 24 No. of units           --          932           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --    13.918025    12.500000           --           --
   Value at End of Year           --    13.943699    13.918025           --           --
           No. of Units           --           --          876           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
GREAT COMPANIES-AMERICA TRUST (REPLACED BY U.S. GLOBAL LEADERS TRUST EFF 4-29-05) -
SERIES II SHARES (UNITS FIRST CREDITED 8-04-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --  $ 13.909520  $ 13.389007           --           --
   Value at End of Year           --    13.914235    13.909520           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --    13.929376    12.500000           --           --
   Value at End of Year           --    13.983093    13.929376           --           --
     Ven 9 No. of units           --           82           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --    13.929376    12.500000           --           --
   Value at End of Year           --    13.983093    13.929376           --           --
GROWTH & INCOME TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.506868    12.855881    10.313304    12.500000           --
   Value at End of Year    13.564583    13.506868    12.855881    10.313304           --
Ven 20, 21 No. of units    1,260,755    1,402,787    1,157,356      375,413           --
    Ven 24 No. of units      319,240      346,789      275,513       69,557           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    13.435756    12.813869    10.300169    12.500000           --
   Value at End of Year    13.466290    13.435756    12.813869    10.300169           --
           No. of Units      123,670      126,219      111,950       43,336           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.382694    12.782466    10.290331    12.500000           --
   Value at End of Year    13.393047    13.382694    12.782466    10.290331           --
           No. of Units      382,827      423,871      342,057      157,975           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    13.506868           --           --           --           --
   Value at End of Year    13.564583           --           --           --           --
     Ven 9 No. of units          540           --           --           --           --
GROWTH & INCOME TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-23-1991)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    30.370984    28.846586    23.109098    30.971701    35.404552
   Value at End of Year    30.558120    30.370984    28.846586    23.109098    30.971701
Ven 20, 21 No. of units   14,442,611   18,546,078   22,221,143   25,907,419   32,116,274
    Ven 24 No. of units      409,047      500,404      599,531      659,127      780,042
Ven 21, 20 Contracts with GEM
 Value at Start of Year    10.432331     9.928592     7.969731    10.702774    12.500000
   Value at End of Year    10.475698    10.432331     9.928592     7.969731    10.702774
           No. of Units      244,204      274,323      267,362      259,860      161,959
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year     9.861332     9.399287     7.556172    10.162651    11.658205
   Value at End of Year     9.887534     9.861332     9.399287     7.556172    10.162651
           No. of Units    1,226,520    1,588,659    1,689,907    1,735,841    1,134,259
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    30.370984    28.846586    23.109098    30.971701    35.404552
   Value at End of Year    30.558120    30.370984    28.846586    23.109098    30.971701
  Ven 7, 8 No. of units    5,765,877    7,267,903    8,866,162   10,572,731   12,958,144
     Ven 9 No. of units    1,567,196    1,986,940    2,353,077    2,759,364    3,667,473
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    30.370984    28.846586    23.109098    30.971701    35.404552
   Value at End of Year    30.558120    30.370984    28.846586    23.109098    30.971701
           No. of Units      352,698      432,587      494,334      593,185      839,061

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
GROWTH & INCOME TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
GROWTH & INCOME TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-23-1991)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    38.655938    32.976967    26.431239    20.178770    16.660889
   Value at End of Year    35.404552    38.655938    32.976967    26.431239    20.178770
Ven 20, 21 No. of units   34,550,777   33,148,376   25,877,974   20,325,603   13,983,533
    Ven 24 No. of units      748,595      306,537           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    38.655938    32.976967    26.431239    20.178770    16.660889
   Value at End of Year    35.404552    38.655938    32.976967    26.431239    20.178770
  Ven 7, 8 No. of units   16,700,731   23,383,310   27,426,054   28,838,843   28,733,217
     Ven 9 No. of units    4,397,852    5,082,495    4,327,968    3,402,511    2,601,498
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    38.655938    32.976967    26.431239    20.178770    16.660889
   Value at End of Year    35.404552    38.655938    32.976967    26.431239    20.178770
           No. of Units    1,041,187    1,263,137    1,444,081    1,673,048    1,828,515

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
HEALTH SCIENCES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    16.170972    14.254961    10.636160    12.500000           --
   Value at End of Year    17.928360    16.170972    14.254961    10.636160           --
Ven 20, 21 No. of units      937,529      997,397      717,698      167,483           --
    Ven 24 No. of units      155,541      154,419       81,653        8,334           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
HEALTH SCIENCES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 21, 20 Contracts with GEM
 Value at Start of Year  $ 16.085865  $ 14.208412  $ 10.622622  $ 12.500000           --
   Value at End of Year    17.798466    16.085865    14.208412    10.622622           --
           No. of Units       65,358       60,559       65,780       12,026           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.022313    14.173571    10.612467    12.500000           --
   Value at End of Year    17.701664    16.022313    14.173571    10.612467           --
           No. of Units       86,059       93,780       65,279       33,548           --
HEALTH SCIENCES TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.698179    12.926890     9.623619    13.413253    12.500000
   Value at End of Year    16.326945    14.698179    12.926890     9.623619    13.413253
Ven 20, 21 No. of units    2,035,325    2,232,141    2,237,109    1,881,548    1,547,290
    Ven 24 No. of units       46,557       54,947       57,651       59,439       40,823
Ven 21, 20 Contracts with GEM
 Value at Start of Year    14.590517    12.857956     9.591443    13.395250    12.500000
   Value at End of Year    16.175065    14.590517    12.857956     9.591443    13.395250
           No. of Units       81,965       83,245       96,900       92,595       38,218
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.510292    12.806521     9.567392    13.381761    12.500000
   Value at End of Year    16.062084    14.510292    12.806521     9.567392    13.381761
           No. of Units      153,048      195,136      203,143      195,515       78,979
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    14.698179    12.926890     9.623619    13.413253    12.500000
   Value at End of Year    16.326945    14.698179    12.926890     9.623619    13.413253
  Ven 7, 8 No. of units      181,895      233,957      205,343      132,889      112,770
     Ven 9 No. of units       39,136       41,759       54,245       35,305       45,401
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    14.698179    12.926890     9.623619    13.413253    12.500000
   Value at End of Year    16.326945    14.698179    12.926890     9.623619    13.413253
           No. of Units       19,916       21,721       12,217        6,381        4,660
HIGH YIELD TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.695609    14.359708    11.724791    12.500000           --
   Value at End of Year    16.028671    15.695609    14.359708    11.724791           --
Ven 20, 21 No. of units    1,012,355    1,166,184      959,895      146,256           --
    Ven 24 No. of units      163,667      164,206      135,938       16,234           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    15.613037    14.312819    11.709887    12.500000           --
   Value at End of Year    15.912567    15.613037    14.312819    11.709887           --
           No. of Units       76,759       84,070       69,559       19,757           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    15.551396    14.277775    11.698735    12.500000           --
   Value at End of Year    15.826048    15.551396    14.277775    11.698735           --
           No. of Units      356,539      386,544      401,907       43,415           --
HIGH YIELD TRUST - SERIES I SHARES (UNITS FIRST CREDITED 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.481606    14.136722    11.519811    12.544550    13.459828
   Value at End of Year    15.831453    15.481606    14.136722    11.519811    12.544550
Ven 20, 21 No. of units    4,009,948    5,577,439    6,913,897    5,310,364    6,162,712
    Ven 24 No. of units       88,258      119,909      164,300      108,798      107,850

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
HEALTH SCIENCES TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
HIGH YIELD TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
HIGH YIELD TRUST - SERIES I SHARES (UNITS FIRST CREDITED 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.993652    14.078376    13.890491    12.500000           --
   Value at End of Year    13.459828    14.993652    14.078376    13.890491           --
Ven 20, 21 No. of units    4,290,253    4,533,792    4,037,169    2,193,196           --
    Ven 24 No. of units       77,834       26,298           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 21, 20 Contracts with GEM
 Value at Start of Year    13.396712    12.257492    10.008436    10.920556    12.500000
   Value at End of Year    13.672164    13.396712    12.257492    10.008436    10.920556
           No. of Units       65,233      116,268      114,270       67,191       25,771
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.065633    11.972562     9.790451    10.698741    11.519841
   Value at End of Year    13.314332    13.065633    11.972562     9.790451    10.698741
           No. of Units      375,652      462,419      775,551      369,742      218,398

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  $ 15.481606  $ 14.136722  $ 11.519811  $ 12.544550  $ 13.459828
   Value at End of Year    15.831453    15.481606    14.136722    11.519811    12.544550
  Ven 7, 8 No. of units      579,810      756,293      931,712      788,407      773,765
     Ven 9 No. of units      199,413      269,177      402,143      344,031      437,320
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    15.481606    14.136722    11.519811    12.544550    13.459828
   Value at End of Year    15.831453    15.481606    14.136722    11.519811    12.544550
           No. of Units       23,203       36,255       38,235       27,627       33,145
INCOME & VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.318484    13.518115    10.855096    12.500000           --
   Value at End of Year    14.823731    14.318484    13.518115    10.855096           --
Ven 20, 21 No. of units    1,411,709    1,611,555    1,122,179      307,039           --
    Ven 24 No. of units      232,914      227,133      151,378       21,089           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    14.243132    13.473973    10.841289    12.500000           --
   Value at End of Year    14.716356    14.243132    13.473973    10.841289           --
           No. of Units       85,760       81,659       41,867        8,185           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.186875    13.440953    10.830938    12.500000           --
   Value at End of Year    14.636323    14.186875    13.440953    10.830938           --
           No. of Units      148,866      155,735      101,086       42,937           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    14.318484           --           --           --           --
   Value at End of Year    14.823731           --           --           --           --
     Ven 9 No. of units          489           --           --           --           --
INCOME & VALUE TRUST - SERIES I SHARES (UNITS FIRST CREDITED 8-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    25.138132    23.683960    18.988592    22.905535    23.004542
   Value at End of Year    26.083691    25.138132    23.683960    18.988592    22.905535
Ven 20, 21 No. of units    4,957,736    6,461,742    6,144,739    6,526,842    6,493,090
    Ven 24 No. of units       96,775      104,442       83,521       94,535       89,882
Ven 21, 20 Contracts with GEM
 Value at Start of Year    13.133348    12.398458     9.960340    12.039038    12.500000
   Value at End of Year    13.600186    13.133348    12.398458     9.960340    12.039038
           No. of Units       88,052       94,628       93,675       71,220       37,191
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.696136    12.949206    10.418378    12.611582    12.710793
   Value at End of Year    14.161791    13.696136    12.949206    10.418378    12.611582
           No. of Units      309,952      396,316      290,586      276,653      146,530
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    25.138132    23.683960    18.988592    22.905535    23.004542
   Value at End of Year    26.083691    25.138132    23.683960    18.988592    22.905535
  Ven 7, 8 No. of units    4,335,775    5,218,459    6,012,536    6,781,403    8,048,262
     Ven 9 No. of units      531,460      652,614      680,402      761,612      908,692
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    25.138132    23.683960    18.988592    22.905535    23.004542
   Value at End of Year    26.083691    25.138132    23.683960    18.988592    22.905535
           No. of Units    1,602,821    1,833,533    2,056,984    2,335,405    2,776,671
INTERNATIONAL EQUITY INDEX TRUST A - SERIES II SHARES (UNITS FIRST CREDITED 5-03-2004)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  $ 14.993652  $ 14.078376  $ 13.890491  $ 12.500000           --
   Value at End of Year    13.459828    14.993652    14.078376    13.890491           --
  Ven 7, 8 No. of units      803,920    1,396,640    1,645,568    1,007,573           --
     Ven 9 No. of units      450,763      548,706      531,010      281,593           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    14.993652    14.078376    13.890491    12.500000           --
   Value at End of Year    13.459828    14.993652    14.078376    13.890491           --
           No. of Units       26,668      117,307      114,881       37,068           --
INCOME & VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
INCOME & VALUE TRUST - SERIES I SHARES (UNITS FIRST CREDITED 8-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    22.230152    20.742457    18.276161    15.995076    14.752561
   Value at End of Year    23.004542    22.230152    20.742457    18.276161    15.995076
Ven 20, 21 No. of units    5,530,667    6,288,702    4,509,114    4,307,003    4,118,226
    Ven 24 No. of units       62,605       34,371           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    22.230152    20.742457    18.276161    15.995076    14.752561
   Value at End of Year    23.004542    22.230152    20.742457    18.276161    15.995076
  Ven 7, 8 No. of units    9,704,729   13,822,032   17,110,188   20,180,075   24,710,358
     Ven 9 No. of units    1,009,134    1,258,137    1,300,435    1,321,777    1,346,688
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    22.230152    20.742457    18.276161    15.995076    14.752561
   Value at End of Year    23.004542    22.230152    20.742457    18.276161    15.995076
           No. of Units    3,226,275    3,981,001    4,737,002    5,667,799    7,206,777
INTERNATIONAL EQUITY INDEX TRUST A - SERIES II SHARES (UNITS FIRST CREDITED 5-03-2004)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.645623    12.500000           --           --           --
   Value at End of Year    16.809895    14.645623           --           --           --
Ven 20, 21 No. of units      434,601      262,855           --           --           --
    Ven 24 No. of units       73,564       72,367           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    14.626224    12.500000           --           --           --
   Value at End of Year    16.754211    14.626224           --           --           --
           No. of Units       19,978       20,759           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  $ 14.611687  $ 12.500000           --           --           --
   Value at End of Year    16.712550    14.611687           --           --           --
           No. of Units       26,557       20,559           --           --           --
INTERNATIONAL EQUITY INDEX TRUST A - SERIES I SHARES (UNITS FIRST CREDITED 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.668950    12.500000           --           --           --
   Value at End of Year    16.868674    14.668950           --           --           --
Ven 20, 21 No. of units      825,452      712,758           --           --           --
    Ven 24 No. of units        7,361       21,750           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    14.649519    12.500000           --           --           --
   Value at End of Year    16.812786    14.649519           --           --           --
           No. of Units       12,560       13,186           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.634965    12.500000           --           --           --
   Value at End of Year    16.770985    14.634965           --           --           --
           No. of Units       31,610       24,373           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    14.668950    12.500000           --           --           --
   Value at End of Year    16.868674    14.668950           --           --           --
  Ven 7, 8 No. of units       81,627       75,228           --           --           --
     Ven 9 No. of units       21,492       19,292           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    14.668950    12.500000           --           --           --
   Value at End of Year    16.868674    14.668950           --           --           --
           No. of Units        2,537          696           --           --           --
INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    15.366928           --           --           --           --
Ven 20, 21 No. of units      225,062           --           --           --           --
    Ven 24 No. of units       26,672           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    15.346601           --           --           --           --
           No. of Units        8,548           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    15.331369           --           --           --           --
           No. of Units          745           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    15.366928           --           --           --           --
  Ven 7, 8 No. of units       18,782           --           --           --           --
     Ven 9 No. of units        2,524           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    15.366928           --           --           --           --
           No. of Units          465           --           --           --           --
INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
INTERNATIONAL EQUITY INDEX TRUST A - SERIES I SHARES (UNITS FIRST CREDITED 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    17.981703    15.087440     9.888129    12.500000           --
   Value at End of Year    19.483328    17.981703    15.087440     9.888129           --
Ven 20, 21 No. of units      497,180      402,232      260,105       58,684           --
    Ven 24 No. of units       84,945       81,455       54,188        4,073           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    17.887126    15.038195     9.875544    12.500000           --
   Value at End of Year    19.342259    17.887126    15.038195     9.875544           --
           No. of Units       29,986       26,711       10,062           22           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  $ 17.816506  $ 15.001355  $  9.866121  $ 12.500000           --
   Value at End of Year    19.237114    17.816506    15.001355     9.866121           --
           No. of Units       64,292       56,129       31,044        4,421           --
INTERNATIONAL SMALL CAP TRUST - SERIES I SHARES (UNITS FIRST CREDITED 3-04-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    19.174442    16.062039    10.512423    12.802022    18.844170
   Value at End of Year    20.819100    19.174442    16.062039    10.512423    12.802022
Ven 20, 21 No. of units    3,212,329    3,854,614    4,119,428    4,431,773    5,556,099
    Ven 24 No. of units       91,399      108,039      124,815      121,855      142,852
Ven 21, 20 Contracts with GEM
 Value at Start of Year    12.942439    10.863371     7.124165     8.693187    12.500000
   Value at End of Year    14.024570    12.942439    10.863371     7.124165     8.693187
           No. of Units       15,170       14,126       11,664       27,216       14,996
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    10.063969     8.460002     5.556362     6.790288    10.030446
   Value at End of Year    10.889133    10.063969     8.460002     5.556362     6.790288
           No. of Units       70,975       78,817       57,627       73,516       35,068
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    19.174442    16.062039    10.512423    12.802022    18.844170
   Value at End of Year    20.819100    19.174442    16.062039    10.512423    12.802022
  Ven 7, 8 No. of units      592,177      720,523      901,956      971,225    1,223,014
     Ven 9 No. of units      183,867      250,280      279,919      327,294      429,139
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    19.174442    16.062039    10.512423    12.802022    18.844170
   Value at End of Year    20.819100    19.174442    16.062039    10.512423    12.802022
           No. of Units       50,069       50,847       44,025       52,555       79,471
INTERNATIONAL STOCK TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.162481    12.450972     9.693467    12.500000           --
   Value at End of Year    16.159479    14.162481    12.450972     9.693467           --
Ven 20, 21 No. of units      347,173      306,708      253,182      141,371           --
    Ven 24 No. of units       43,542       37,104      115,127       14,269           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year    14.087926    12.410284     9.681116    12.500000           --
   Value at End of Year    16.042404    14.087926    12.410284     9.681116           --
           No. of Units       17,339       10,444       11,252        6,994           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.032279    12.379856     9.671864    12.500000           --
   Value at End of Year    15.955163    14.032279    12.379856     9.671864           --
           No. of Units       23,870       18,256       16,480       12,367           --
INTERNATIONAL STOCK TRUST - SERIES I SHARES (UNITS FIRST CREDITED 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.198278    11.579330     9.013656    11.672280    15.087850
   Value at End of Year    15.090269    13.198278    11.579330     9.013656    11.672280
Ven 20, 21 No. of units    2,993,535    3,604,794    4,239,580    4,752,635    5,157,402
    Ven 24 No. of units       90,025       87,592      115,127      131,618      137,508
Ven 21, 20 Contracts with GEM
 Value at Start of Year    10.870422     9.556168     7.453649     9.671494    12.500000
   Value at End of Year    12.403968    10.870422     9.556168     7.453649     9.671494
           No. of Units       27,531       28,242       29,884       28,226       17,865

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
INTERNATIONAL SMALL CAP TRUST - SERIES I SHARES (UNITS FIRST CREDITED 3-04-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    26.974754    14.792077    13.410016    13.493094    12.500000
   Value at End of Year    18.844170    26.974754    14.792077    13.410016    13.493094
Ven 20, 21 No. of units    6,624,074    3,694,429    3,809,919    3,883,357    2,774,371
    Ven 24 No. of units      163,214       32,991           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    26.974754    14.792077    13.410016    13.493094    12.500000
   Value at End of Year    18.844170    26.974754    14.792077    13.410016    13.493094
  Ven 7, 8 No. of units    1,699,495    1,646,930    2,292,631    2,799,726    3,379,845
     Ven 9 No. of units      582,581      665,833      605,535      510,488      365,318
Ven 3 Contracts with no Optional Riders
 Value at Start of Year    26.974754    14.792077    13.410016    13.493094    12.500000
   Value at End of Year    18.844170    26.974754    14.792077    13.410016    13.493094
           No. of Units      107,386      111,479      114,167      169,876      227,222
INTERNATIONAL STOCK TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
INTERNATIONAL STOCK TRUST - SERIES I SHARES (UNITS FIRST CREDITED 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    18.338932    14.337171    12.652231    12.500000           --
   Value at End of Year    15.087850    18.338932    14.337171    12.652231           --
Ven 20, 21 No. of units    4,886,121    2,720,915    1,991,503    1,516,377           --
    Ven 24 No. of units      124,426       21,852           --           --           --
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED        ENDED
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year     9.663241     8.507707     6.645829     8.636273    11.202883
   Value at End of Year    11.010008     9.663241     8.507707     6.645829     8.636273
           No. of Units      105,693      104,062      115,842      126,008       69,101

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8, 7 Contracts with no Optional Riders
 Value at Start of Year  $ 13.198278  $ 11.579330  $  9.013656  $ 11.672280  $ 15.087850
   Value at End of Year    15.090269    13.198278    11.579330     9.013656    11.672280
  Ven 7, 8 No. of units      382,173      460,301      511,387      623,352      692,219
     Ven 9 No. of units      102,266      120,901      147,049      183,541      222,009

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    13.198278    11.579330     9.013656    11.672280    15.087850
   Value at End of Year    15.090269    13.198278    11.579330     9.013656    11.672280
           No. of Units       31,628       33,039       34,425       35,011       43,113

INTERNATIONAL VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    16.702962    13.955892     9.792779    12.500000           --
   Value at End of Year    18.169409    16.702962    13.955892     9.792779           --
Ven 20, 21 No. of units    2,256,168    1,700,324    1,148,752      327,703           --
    Ven 24 No. of units      405,505      307,005      208,885       56,165           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year    16.615070    13.910309     9.780303    12.500000           --
   Value at End of Year    18.037802    16.615070    13.910309     9.780303           --
           No. of Units       95,980       82,027       57,785       15,357           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.549456    13.876213     9.770965    12.500000           --
   Value at End of Year    17.939725    16.549456    13.876213     9.770965           --
           No. of Units      224,574      165,748      122,136       40,129           --

INTERNATIONAL VALUE TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.606124    12.186877     8.531381    10.529997    11.862293
   Value at End of Year    15.921898    14.606124    12.186877     8.531381    10.529997
Ven 20, 21 No. of units   11,443,905    6,019,390    5,660,590    4,976,529    3,705,188
    Ven 24 No. of units      277,116      152,159      141,215      134,249      118,613

Ven 21, 20 Contracts with GEM
 Value at Start of Year    15.340055    12.824929     8.995998    11.125714    12.500000
   Value at End of Year    16.688632    15.340055    12.824929     8.995998    11.125714
           No. of Units       52,740       39,528       40,172       31,634       12,478

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.410076    12.065552     8.476026    10.498425    11.868508
   Value at End of Year    15.653467    14.410076    12.065552     8.476026    10.498425
           No. of Units      249,794      179,529      160,669      169,982       61,427

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    14.606124    12.186877     8.531381    10.529997    11.862293
   Value at End of Year    15.921898    14.606124    12.186877     8.531381    10.529997
  Ven 7, 8 No. of units    1,942,571      818,877      777,825      641,815      322,313
     Ven 9 No. of units      502,090       90,708       86,610       51,807       35,446

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    14.606124    12.186877     8.531381    10.529997    11.862293
   Value at End of Year    15.921898    14.606124    12.186877     8.531381    10.529997
           No. of Units      128,242       65,351       53,822       42,061       26,240

INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 6-18-1985)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.572100    14.121535    13.354011    12.500000           --
   Value at End of Year    14.661107    14.572100    14.121535    13.354011           --
Ven 20, 21 No. of units    1,084,887      576,334      550,260      210,622           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8, 7 Contracts with no Optional Riders
 Value at Start of Year  $ 18.338932  $ 14.337171  $ 12.652231  $ 12.500000           --
   Value at End of Year    15.087850    18.338932    14.337171    12.652231           --
  Ven 7, 8 No. of units      934,113      894,041      904,709      786,217           --
     Ven 9 No. of units      294,511      235,698      203,765      131,727           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    18.338932    14.337171    12.652231    12.500000           --
   Value at End of Year    15.087850    18.338932    14.337171    12.652231           --
           No. of Units       52,245       47,274       63,240       69,740           --

INTERNATIONAL VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

INTERNATIONAL VALUE TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.860110    12.500000           --           --           --
   Value at End of Year    11.862293    12.860110           --           --           --
Ven 20, 21 No. of units    2,392,567    1,141,789           --           --           --
    Ven 24 No. of units      106,685       29,546           --           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.860110    12.500000           --           --           --
   Value at End of Year    11.862293    12.860110           --           --           --
  Ven 7, 8 No. of units      313,577      254,248           --           --           --
     Ven 9 No. of units       26,032       17,704           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.860110    12.500000           --           --           --
   Value at End of Year    11.862293    12.860110           --           --           --
           No. of Units       28,567       17,620           --           --           --

INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 6-18-1985)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
    Ven 24 No. of units      265,303      133,222      125,177       36,633           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year    14.495417    14.075410    13.337047    12.500000           --
   Value at End of Year    14.554897    14.495417    14.075410    13.337047           --
           No. of Units       70,620       45,212       42,161       18,928           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.438164    14.040925    13.324346    12.500000           --
   Value at End of Year    14.475739    14.438164    14.040925    13.324346           --
           No. of Units      310,169      233,080      224,879      127,399           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
    Ven 24 No. of units           --           --           --           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
INVESTMENT QUALITY BOND TRUST - SERIES I SHARES (UNITS FIRST CREDITED 11-02-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 25.776081  $ 24.940564  $ 23.566806  $ 21.739025  $ 20.541376
   Value at End of Year    25.993859    25.776081    24.940564    23.566806    21.739025
Ven 20, 21 No. of units    2,785,575    3,452,167    4,487,132    5,802,487    5,973,613
    Ven 24 No. of units       89,022      117,518      146,542      183,549      148,463

Ven 21, 20 Contracts with GEM
 Value at Start of Year    15.436734    14.966330    14.170286    13.097442    12.500000
   Value at End of Year    15.536130    15.436734    14.966330    14.170286    13.097442
           No. of Units       26,357       41,819       50,093       73,888       28,956

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.153504    15.684843    14.872861    13.767444    13.054821
   Value at End of Year    16.233223    16.153504    15.684843    14.872861    13.767444
           No. of Units      321,428      370,957      413,892      520,989      262,326

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    25.776081    24.940564    23.566806    21.739025    20.541376
   Value at End of Year    25.993859    25.776081    24.940564    23.566806    21.739025
  Ven 7, 8 No. of units      957,925    1,156,201    1,459,392    1,930,284    1,950,923
     Ven 9 No. of units      212,135      281,891      347,276      448,420      461,351

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    25.776081    24.940564    23.566806    21.739025    20.541376
   Value at End of Year    25.993859    25.776081    24.940564    23.566806    21.739025
           No. of Units      131,695      149,223      192,791      238,667      233,672

Ven 1 Contracts with no Optional Riders
 Value at Start of Year    30.017391    29.012843    27.385094    25.233827    23.817687
   Value at End of Year    30.303725    30.017391    29.012843    27.385094    25.233827
           No. of Units          573        1,301        1,304        1,421        1,973

LARGE CAP GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.055022    12.490048    10.113484    12.500000           --
   Value at End of Year    12.870885    13.055022    12.490048    10.113484           --
Ven 20, 21 No. of units    1,184,972    1,276,080    1,121,818      439,093           --
    Ven 24 No. of units      322,512      315,848      233,752       48,413           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year    12.986307    12.449252    10.100613    12.500000           --
   Value at End of Year    12.777630    12.986307    12.449252    10.100613           --
           No. of Units      103,359      110,669       80,813       12,822           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.935008    12.418740    10.090965    12.500000           --
   Value at End of Year    12.708135    12.935008    12.418740    10.090965           --
           No. of Units      214,438      236,349      165,759       54,024           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    13.055022           --           --           --           --
   Value at End of Year    12.870885           --           --           --           --
     Ven 9 No. of units          543           --           --           --           --

LARGE CAP GROWTH TRUST - SERIES I SHARES (UNITS FIRST CREDITED 8-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    19.205427    18.343918    14.843099    19.506566    24.071737
   Value at End of Year    18.985398    19.205427    18.343918    14.843099    19.506566
Ven 20, 21 No. of units    5,602,668    6,725,916    8,049,137    8,962,891    9,692,689
    Ven 24 No. of units      212,418      246,444      273,377      296,436      320,843

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
INVESTMENT QUALITY BOND TRUST - SERIES I SHARES (UNITS FIRST CREDITED 11-02-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 19.039807  $ 19.660365  $ 18.336912  $ 16.943257  $ 16.751499
   Value at End of Year    20.541376    19.039807    19.660365    18.336912    16.943257
Ven 20, 21 No. of units    4,946,283    5,067,424    4,131,505    2,761,523    2,104,747
    Ven 24 No. of units       75,588       19,293           --           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    19.039807    19.660365    18.336912    16.943257    16.751499
   Value at End of Year    20.541376    19.039807    19.660365    18.336912    16.943257
  Ven 7, 8 No. of units    2,151,545    3,393,014    4,675,153    4,591,948    5,124,391
     Ven 9 No. of units      462,664      617,872      564,212      440,005      386,466

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    19.039807    19.660365    18.336912    16.943257    16.751499
   Value at End of Year    20.541376    19.039807    19.660365    18.336912    16.943257
           No. of Units      249,281      345,876      440,010      514,788      597,721

Ven 1 Contracts with no Optional Riders
 Value at Start of Year    22.052785    22.746879    21.192677    19.560775    19.318272
   Value at End of Year    23.817687    22.052785    22.746879    21.192677    19.560775
           No. of Units        2,161        4,129        7,009       10,088       11,513

LARGE CAP GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

LARGE CAP GROWTH TRUST - SERIES I SHARES (UNITS FIRST CREDITED 8-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    28.465074    23.040505    19.614359    16.701647    14.990551
   Value at End of Year    24.071737    28.465074    23.040505    19.614359    16.701647
Ven 20, 21 No. of units    8,200,313    3,997,921    2,239,775    2,030,961    1,887,777
    Ven 24 No. of units      302,094       87,649           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 21, 20 Contracts with GEM
 Value at Start of Year     9.713776     9.296665     7.537509     9.925531    12.500000
   Value at End of Year     9.583354     9.713776     9.296665     7.537509     9.925531
           No. of Units       79,770       91,939      125,976      114,988       81,120

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year     8.594678     8.238003     6.689181     8.821694    10.924721
   Value at End of Year     8.466611     8.594678     8.238003     6.689181     8.821694
           No. of Units      593,756      701,323      774,794      886,369      535,491

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  $ 19.205427  $ 18.343918  $ 14.843099  $ 19.506566  $ 24.071737
   Value at End of Year    18.985398    19.205427    18.343918    14.843099    19.506566
  Ven 7, 8 No. of units    1,642,127    2,047,410    2,384,923    2,877,204    3,405,829
     Ven 9 No. of units      311,513      379,886      427,513      483,114      589,352

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    19.205427    18.343918    14.843099    19.506566    24.071737
   Value at End of Year    18.985398    19.205427    18.343918    14.843099    19.506566
           No. of Units      571,352      629,764      717,918      804,704      923,580

LARGE CAP TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    13.794359           --           --           --           --
Ven 20, 21 No. of units       17,162           --           --           --           --
    Ven 24 No. of units        3,557           --           --           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    13.776099           --           --           --           --
           No. of Units          288           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    13.762408           --           --           --           --
           No. of Units        1,122           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    13.794359           --           --           --           --
     Ven 9 No. of units        2,476           --           --           --           --

LARGE CAP VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    18.922673    15.790145    12.500000           --           --
   Value at End of Year    21.508419    18.922673    15.790145           --           --
Ven 20, 21 No. of units    1,512,222      679,722       33,490           --           --
    Ven 24 No. of units       77,550       45,745        9,403           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year    18.860014    15.769426    12.500000           --           --
   Value at End of Year    21.394511    18.860014    15.769426           --           --
           No. of Units       60,017       16,459        4,491           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    18.813146    15.753916    12.500000           --           --
   Value at End of Year    21.309471    18.813146    15.753916           --           --
           No. of Units       70,417       42,355        2,045           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    18.922673    15.790145    12.500000           --           --
   Value at End of Year    21.508419    18.922673    15.790145           --           --
     Ven 9 No. of units       25,315       15,322        2,099           --           --
           No. of Units      148,352       61,434       15,448           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    18.922673    15.790145    12.500000           --           --
   Value at End of Year    21.508419    18.922673    15.790145           --           --
           No. of Units       13,006       12,649          885           --           --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST)
- SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  $ 28.465074  $ 23.040505  $ 19.614359  $ 16.701647  $ 14.990551
   Value at End of Year    24.071737    28.465074    23.040505    19.614359    16.701647
  Ven 7, 8 No. of units    4,207,600    5,070,801    5,994,294    7,006,626    8,190,373
     Ven 9 No. of units      690,340      671,017      594,195      608,298      600,272

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    28.465074    23.040505    19.614359    16.701647    14.990551
   Value at End of Year    24.071737    28.465074    23.040505    19.614359    16.701647
           No. of Units    1,126,956    1,308,404    1,547,924    1,834,276    2,195,447

LARGE CAP TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

LARGE CAP VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST)
- SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.262264    13.336456    10.024515    12.500000           --
   Value at End of Year    16.626757    15.262264    13.336456    10.024515           --
Ven 20, 21 No. of units    4,021,218    3,831,855    2,291,567      284,449           --
    Ven 24 No. of units    1,639,027    1,526,685    1,018,451       65,066           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year    15.181940    13.292884    10.011744    12.500000           --
   Value at End of Year    16.506305    15.181940    13.292884    10.011744           --
           No. of Units      338,905      318,761      211,457       10,539           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  $ 15.121981  $ 13.260309  $ 10.002183  $ 12.500000           --
   Value at End of Year    16.416565    15.121981    13.260309    10.002183           --
           No. of Units      120,610       82,224       66,101       20,954           --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES I SHARES
(UNITS FIRST CREDITED 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.146219    13.235054     9.948297    12.723595    14.948006
   Value at End of Year    16.525007    15.146219    13.235054     9.948297    12.723595
Ven 20, 21 No. of units    6,208,180    5,847,817    4,847,924    4,202,222    4,197,285
    Ven 24 No. of units       58,580       76,348       57,594       91,656       83,186

Ven 21, 20 Contracts with GEM
 Value at Start of Year    12.263158    10.737289     8.086960    10.363738    12.500000
   Value at End of Year    13.352843    12.263158    10.737289     8.086960    10.363738
           No. of Units       61,773       60,393       31,171       25,861       14,650

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    11.862395    10.402017     7.846184    10.070301    11.872645
   Value at End of Year    12.897174    11.862395    10.402017     7.846184    10.070301
           No. of Units      197,980      198,807      201,029      186,267      115,430

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    15.146219    13.235054     9.948297    12.723595    14.948006
   Value at End of Year    16.525007    15.146219    13.235054     9.948297    12.723595
  Ven 7, 8 No. of units      442,106      435,328      317,546      288,857      254,911
     Ven 9 No. of units      104,003      145,634      158,740      167,352      225,744

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    15.146219    13.235054     9.948297    12.723595    14.948006
   Value at End of Year    16.525007    15.146219    13.235054     9.948297    12.723595
           No. of Units       69,074       97,161       95,328       35,542       27,445

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES II SHARES
(UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.523970    13.881850    11.355046    12.500000           --
   Value at End of Year    16.350534    15.523970    13.881850    11.355046           --
Ven 20, 21 No. of units   47,067,798   21,274,356    8,795,621    1,673,543           --
    Ven 24 No. of units    6,789,022    3,138,217    1,464,815      168,815           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    15.442298    13.836523    11.340607    12.500000           --
   Value at End of Year    16.232118    15.442298    13.836523    11.340607           --
           No. of Units    1,906,077      929,231      645,649      125,938           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    15.381311    13.802621    11.329788    12.500000           --
   Value at End of Year    16.143848    15.381311    13.802621    11.329788           --
           No. of Units    5,596,897    2,818,382    1,308,590      486,764           --

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST)- SERIES I SHARES
(UNITS FIRST CREDITED 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    18.749859    16.754333    13.704682    15.433664    16.437657
   Value at End of Year    19.762663    18.749859    16.754333    13.704682    15.433664
Ven 20, 21 No. of units   18,895,706   17,002,951   15,923,163   14,912,277   13,569,607
    Ven 24 No. of units      554,914      523,625      373,171      358,325      319,579

Ven 22, 20 Contracts with GEM
 Value at Start of Year    13.905101    12.450134    10.204305    11.514709    12.500000
   Value at End of Year    14.627009    13.905101    12.450134    10.204305    11.514709
           No. of Units      415,147      414,119      366,087      284,306      105,107

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES I SHARES
(UNITS FIRST CREDITED 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.974195    14.134419    13.669625    12.497604           --
   Value at End of Year    14.948006    15.974195    14.134419    13.669625           --
Ven 20, 21 No. of units    3,143,870    2,104,602    2,737,231    2,084,690           --
    Ven 24 No. of units       79,695       15,602           --           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    15.974195    14.134419    13.669625    12.497604           --
   Value at End of Year    14.948006    15.974195    14.134419    13.669625           --
  Ven 7, 8 No. of units      277,955      379,259      735,960      738,240           --
     Ven 9 No. of units      253,883      302,518      544,461      358,660           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    15.974195    14.134419    13.669625    12.497604           --
   Value at End of Year    14.948006    15.974195    14.134419    13.669625           --
           No. of Units       26,924       27,239       52,760       33,038           --

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES II SHARES
(UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST)- SERIES I SHARES
(UNITS FIRST CREDITED 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    16.257312    14.664362    14.066417    12.497604           --
   Value at End of Year    16.437657    16.257312    14.664362    14.066417           --
Ven 20, 21 No. of units   11,005,032    9,763,079   12,361,824    6,908,222           --
    Ven 24 No. of units      202,931       94,609           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.896892    12.461505    10.228949    11.559863    12.355297
   Value at End of Year    14.596536    13.896892    12.461505    10.228949    11.559863
           No. of Units    1,725,545    1,782,311    1,654,898    1,326,802      624,359

                               YEAR         YEAR         YEAR         YEAR         YEAR
                               Ended        Ended        Ended        Ended        Ended
                             12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                           -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year             --           --           --           --           --
   Value at End of Year             --           --           --           --           --
           No. of Units             --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  $ 18.749859  $ 16.754333  $ 13.704682  $ 15.433664  $ 16.437657
   Value at End of Year    19.762663    18.749859    16.754333    13.704682    15.433664
  Ven 7, 8 No. of units    1,776,372    1,431,606    1,085,084      898,596      783,512
     Ven 9 No. of units      909,245    1,057,519    1,192,955    1,118,763    1,312,153

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    18.749859    16.754333    13.704682    15.433664    16.437657
   Value at End of Year    19.762663    18.749859    16.754333    13.704682    15.433664
           No. of Units       77,229       34,129       30,375       25,497       52,710

LIFESTYLE CONSERVATIVE TRUST(FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II
SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.705811    13.744148    12.494725    12.500000           --
   Value at End of Year    14.908806    14.705811    13.744148    12.494725           --
Ven 20, 21 No. of units    3,927,264    2,481,748    1,186,682      231,425           --
    Ven 24 No. of units      675,807      437,942      248,031       54,752           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    14.628436    13.699260    12.478846    12.500000           --
   Value at End of Year    14.800809    14.628436    13.699260    12.478846           --
           No. of Units      297,849      209,014      131,019       58,509           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.570649    13.665685    12.466950    12.500000           --
   Value at End of Year    14.720320    14.570649    13.665685    12.466950           --
           No. of Units    1,660,515    1,274,739      876,165      237,071           --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES I
SHARES (UNITS FIRST CREDITED 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    19.718253    18.415805    16.741166    16.689833    16.397834
   Value at End of Year    20.005481    19.718253    18.415805    16.741166    16.689833
Ven 20, 21 No. of units    2,881,025    2,936,135    2,973,039    3,330,615    2,574,008
    Ven 24 No. of units       93,701       82,793      125,378      140,178       79,993

Ven 22, 20 Contracts with GEM
 Value at Start of Year    14.805955    13.855737    12.620988    12.607483    12.500000
   Value at End of Year    14.991697    14.805955    13.855737    12.620988    12.607483
           No. of Units       81,992       88,483       87,156       62,973       24,904

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    15.311609    14.350511    13.091280    13.096907    12.913124
   Value at End of Year    15.480522    15.311609    14.350511    13.091280    13.096907
           No. of Units      608,786      596,827      745,796      908,673      270,099

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    19.718253    18.415805    16.741166    16.689833    16.397834
   Value at End of Year    20.005481    19.718253    18.415805    16.741166    16.689833
  Ven 7, 8 No. of units      271,508      302,657      257,081      297,513      263,251
     Ven 9 No. of units      189,845      226,599      241,888      282,985      271,170

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    19.718253    18.415805    16.741166    16.689833    16.397834
   Value at End of Year    20.005481    19.718253    18.415805    16.741166    16.689833
           No. of Units       29,998       11,501       12,824        5,847        3,017

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES
(UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.414851    13.641026    10.686894    12.500000           --
   Value at End of Year    16.494795    15.414851    13.641026    10.686894           --
Ven 20, 21 No. of units   57,715,424   25,756,026    9,665,980    1,216,088           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  $ 16.257312  $ 14.664362  $ 14.066417  $ 12.497604           --
   Value at End of Year    16.437657    16.257312    14.664362    14.066417           --
  Ven 7, 8 No. of units      844,419    1,259,501    2,142,169    1,957,162           --
     Ven 9 No. of units    1,480,245    1,702,526    2,366,220    1,463,271           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    16.257312    14.664362    14.066417    12.497604           --
   Value at End of Year    16.437657    16.257312    14.664362    14.066417           --
           No. of Units       39,999       37,840       51,041       11,640           --

LIFESTYLE CONSERVATIVE TRUST(FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II
SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES I
SHARES (UNITS FIRST CREDITED 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.439823    15.025549    13.825120    12.497604           --
   Value at End of Year    16.397834    15.439823    15.025549    13.825120           --
Ven 20, 21 No. of units    2,143,038    2,587,138    2,204,223      729,281           --
    Ven 24 No. of units       42,063       22,993           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    15.439823    15.025549    13.825120    12.497604           --
   Value at End of Year    16.397834    15.439823    15.025549    13.825120           --
  Ven 7, 8 No. of units      289,380      496,176      569,653      250,571           --
     Ven 9 No. of units      303,451      375,763      364,591      131,137           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    15.439823    15.025549    13.825120    12.497604           --
   Value at End of Year    16.397834    15.439823    15.025549    13.825120           --
           No. of Units        3,020        1,718       10,098        9,967           --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES
(UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
    Ven 24 No. of units    7,371,520    3,646,037    1,420,710       49,114           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    15.333760    13.596489    10.673290    12.500000           --
   Value at End of Year    16.375343    15.333760    13.596489    10.673290           --
           No. of Units    1,871,385      972,125      638,204       78,532           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    15.273191    13.563170    10.663111    12.500000           --
   Value at End of Year    16.286288    15.273191    13.563170    10.663111           --
           No. of Units    3,920,256    1,911,377      550,860      324,491           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  $ 15.414851           --           --           --           --
   Value at End of Year    16.494795           --           --           --           --
     Ven 9 No. of units          771           --           --           --           --

LIFESTYLE GROWTH TRUST(FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES I SHARES
(UNITS FIRST CREDITED 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    17.363307    15.366925    12.028869    14.495682    16.162371
   Value at End of Year    18.605825    17.363307    15.366925    12.028869    14.495682
Ven 20, 21 No. of units   20,295,083   18,539,843   17,718,205   16,206,028   16,116,622
    Ven 24 No. of units      336,706      359,928      323,804      332,652      311,049

Ven 22, 20 Contracts with GEM
 Value at Start of Year    13.023667    11.549376     9.058659    10.938240    12.500000
   Value at End of Year    13.927854    13.023667    11.549376     9.058659    10.938240
           No. of Units      421,096      419,794      391,593      323,431      149,637

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.807137    11.374440     8.934824    10.804923    12.089786
   Value at End of Year    13.675831    12.807137    11.374440     8.934824    10.804923
           No. of Units      975,569      942,618      916,436      846,312      441,021

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    17.363307    15.366925    12.028869    14.495682    16.162371
   Value at End of Year    18.605825    17.363307    15.366925    12.028869    14.495682
  Ven 7, 8 No. of units    1,687,190    1,526,455    1,268,317    1,103,635      722,508
     Ven 9 No. of units      611,084      762,279      850,660      929,445    1,106,634

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    17.363307    15.366925    12.028869    14.495682    16.162371
   Value at End of Year    18.605825    17.363307    15.366925    12.028869    14.495682
           No. of Units       40,531       40,613       36,351       23,913       32,099

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES II SHARES
(UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.152916    13.839140    11.910967    12.500000           --
   Value at End of Year    15.540460    15.152916    13.839140    11.910967           --
Ven 20, 21 No. of units   11,713,806    6,406,128    2,725,735      613,785           --
    Ven 24 No. of units    2,110,909    1,004,128      499,426       81,435           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    15.073168    13.793941    11.895826    12.500000           --
   Value at End of Year    15.427866    15.073168    13.793941    11.895826           --
           No. of Units      678,262      482,523      281,212       30,803           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    15.013674    13.760160    11.884486    12.500000           --
   Value at End of Year    15.344003    15.013674    13.760160    11.884486           --
           No. of Units    2,416,959    1,643,348      801,726      214,108           --

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES I SHARES
(UNITS FIRST CREDITED 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    19.484176    17.794866    15.315540    16.185243    16.596254
   Value at End of Year    20.011835    19.484176    17.794866    15.315540    16.185243
Ven 20, 21 No. of units    5,673,749    5,447,429    5,704,063    5,392,242    4,575,119
    Ven 24 No. of units      125,204      135,892      109,125       81,844       75,876

Ven 22, 20 Contracts with GEM
 Value at Start of Year    14.393694    13.172115    11.359546    12.028658    12.500000
   Value at End of Year    14.754041    14.393694    13.172115    11.359546    12.028658
           No. of Units      110,195       90,504       90,007      115,441       31,369

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

LIFESTYLE GROWTH TRUST(FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES I SHARES
(UNITS FIRST CREDITED 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    16.893101    14.696667    14.033299    12.497604           --
   Value at End of Year    16.162371    16.893101    14.696667    14.033299           --
Ven 20, 21 No. of units   12,457,035    9,951,689   12,137,735    7,677,010           --
    Ven 24 No. of units      188,795      105,798           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    16.893101    14.696667    14.033299    12.497604           --
   Value at End of Year    16.162371    16.893101    14.696667    14.033299           --
  Ven 7, 8 No. of units      799,606    1,558,257    2,714,058    2,785,124           --
     Ven 9 No. of units    1,268,058    1,484,983    2,556,433    1,637,679           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    16.893101    14.696667    14.033299    12.497604           --
   Value at End of Year    16.162371    16.893101    14.696667    14.033299           --
           No. of Units       56,344       54,202      129,721      110,355           --

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES II SHARES
(UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES I SHARES
(UNITS FIRST CREDITED 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    16.142259    15.171965    14.016704    12.497604           --
   Value at End of Year    16.596254    16.142259    15.171965    14.016704           --
Ven 20, 21 No. of units    3,960,427    4,068,068    3,981,516    1,779,544           --
    Ven 24 No. of units       55,439       23,104           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.562713    13.346846    11.527502    12.224839    12.579492
   Value at End of Year    14.904988    14.562713    13.346846    11.527502    12.224839
           No. of Units    1,098,689    1,085,905    1,047,798    1,002,295      424,701

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  $ 19.484176  $ 17.794866  $ 15.315540  $ 16.185243  $ 16.596254
   Value at End of Year    20.011835    19.484176    17.794866    15.315540    16.185243
  Ven 7, 8 No. of units      636,781      543,923      526,899      474,427      357,247
     Ven 9 No. of units      353,937      437,771      529,356      575,206      699,091

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    19.484176    17.794866    15.315540    16.185243    16.596254
   Value at End of Year    20.011835    19.484176    17.794866    15.315540    16.185243
           No. of Units       36,729       18,419       11,750        2,668       16,026

MERCURY BASIC VALUE V.I. FUND (FORMERLY, MERRILL LYNCH BASIC VALUE V.I. FUND) - CLASS II
(FORMERLY CLASS B) SHARES (UNITS FIRST CREDITED 7-1-1993)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    26.842434    24.538470    18.702483    23.100090    22.514992
   Value at End of Year    27.206671    26.842434    24.538470    18.702483    23.100090
Ven 20, 21 No. of units      740,901           --           --           --           --
Ven 20, 21 No. of units           --      893,702      992,700    1,122,669    1,239,327

Ven 22, 20 Contracts with GEM
 Value at Start of Year    14.082946    12.900003     9.851657    12.192528    12.500000
   Value at End of Year    14.245616    14.082946    12.900003     9.851657    12.192528
           No. of Units        1,351           --           --           --           --
           No. of Units           --        1,944        1,955        1,976        2,051

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    26.842434    24.538470    18.702483    23.100090    22.514992
   Value at End of Year    27.206671    26.842434    24.538470    18.702483    23.100090
  Ven 7, 8 No. of units        3,920           --           --           --           --
  Ven 7, 8 No. of units           --        4,409        6,607        6,938           75

MERCURY GLOBAL ALLOCATION V.I. FUND (FORMERLY, MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND)
- CLASS II (FORMERLY CLASS B) SHARES (UNITS FIRST CREDITED 11-21-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    10.896772     9.676396     8.963022           --           --
   Value at End of Year    11.858445    10.896772     9.676396           --           --
Ven 20, 21 No. of units      121,309      130,694      154,537           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --    14.930000    13.832329           --           --
   Value at End of Year           --    16.779304    14.930000           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --     9.676396     8.963022           --           --
   Value at End of Year           --    10.896772     9.676396           --           --

MERCURY VALUE OPPORTUNITIES V. I. FUND (FORMERLY, MERRILL LYNCH VALUE OPPORTUNITIES
V.I. FUND) - CLASS II (FORMERLY CLASS B) SHARES (UNITS FIRST CREDITED 7-01-1993)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    58.169107    51.386913    36.537044    48.661734    38.059573
   Value at End of Year    63.235820    58.169107    51.386913    36.537044    48.661734
Ven 20, 21 No. of units      166,352      203,195      227,011      268,748      298,150

Ven 22, 20 Contracts with GEM
 Value at Start of Year    17.541995    15.527800    11.062617    14.763263    12.500000
   Value at End of Year    19.031980    17.541995    15.527800    11.062617    14.763263
           No. of Units        2,896           --           --           --           --
           No. of Units           --        3,244        3,448        3,636        3,213

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    58.169107    51.386913    36.537044    48.661734    38.059573
   Value at End of Year    63.235820    58.169107    51.386913    36.537044    48.661734
  Ven 7, 8 No. of units           48           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  $ 16.142259  $ 15.171965  $ 14.016704  $ 12.497604           --
   Value at End of Year    16.596254    16.142259    15.171965    14.016704           --
  Ven 7, 8 No. of units      423,405      783,511      951,771      679,088           --
     Ven 9 No. of units      655,340      740,965      863,517      464,646           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    16.142259    15.171965    14.016704    12.497604           --
   Value at End of Year    16.596254    16.142259    15.171965    14.016704           --
           No. of Units       32,301       27,359       25,933        9,408           --

MERCURY BASIC VALUE V.I. FUND (FORMERLY, MERRILL LYNCH BASIC VALUE V.I. FUND) - CLASS II
(FORMERLY CLASS B) SHARES (UNITS FIRST CREDITED 7-1-1993)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    20.300779    17.018200    15.792005    12.500000           --
   Value at End of Year    22.514992    20.300779    17.018200    15.792005           --
Ven 20, 21 No. of units           --           --           --           --           --
Ven 20, 21 No. of units      948,379      638,841      167,113       21,435           --

Ven 22, 20 Contracts with
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    20.300779    17.018200    15.792005    12.500000           --
   Value at End of Year    22.514992    20.300779    17.018200    15.792005           --
  Ven 7, 8 No. of units           --           --           --           --           --
  Ven 7, 8 No. of units        8,431       11,769       10,623          596           --

MERCURY GLOBAL ALLOCATION V.I. FUND (FORMERLY, MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND)
- CLASS II (FORMERLY CLASS B) SHARES (UNITS FIRST CREDITED 11-21-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --


Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --

MERCURY VALUE OPPORTUNITIES V. I. FUND (FORMERLY, MERRILL LYNCH VALUE OPPORTUNITIES
V.I. FUND) - CLASS II (FORMERLY CLASS B) SHARES (UNITS FIRST CREDITED 7-01-1993)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    33.685273    25.494200    27.655848    12.500000           --
   Value at End of Year    38.059573    33.685273    25.494200    27.655848           --
Ven 20, 21 No. of units      614,146       81,875       38,159        8,457           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    33.685273    25.494200    27.655848    12.500000           --
   Value at End of Year    38.059573    33.685273    25.494200    27.655848           --
  Ven 7, 8 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
  Ven 7, 8 No. of units           --           48           48           48           --

MID CAP CORE TRUST- SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    17.061458    15.160007    12.500000           --           --
   Value at End of Year    17.815897    17.061458    15.160007           --           --
Ven 20, 21 No. of units      738,636      792,390      126,497           --           --
    Ven 24 No. of units       69,163       82,249       48,270           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
  Ven 7, 8 No. of units          110          111          111          506           --

MID CAP CORE TRUST- SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 22, 20 Contracts with GEM
 Value at Start of Year  $ 17.004947  $ 15.140117  $ 12.500000           --           --
   Value at End of Year    17.721510    17.004947    15.140117           --           --
           No. of Units       24,553       25,226       12,499           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.962682    15.125220    12.500000           --           --
   Value at End of Year    17.651047    16.962682    15.125220           --           --
           No. of Units       30,712       31,043       10,337           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    17.061458    15.160007    12.500000           --           --
   Value at End of Year    17.815897    17.061458    15.160007           --           --
     Ven 9 No. of units       16,192       16,602        5,319           --           --
           No. of Units       58,308       63,245       74,543           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    17.061458    15.160007    12.500000           --           --
   Value at End of Year    17.815897    17.061458    15.160007           --           --
           No. of Units        2,570        2,110           --           --           --

MID CAP INDEX TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.123806    13.262268    10.012615    12.500000           --
   Value at End of Year    16.672804    15.123806    13.262268    10.012615           --
Ven 20, 21 No. of units      542,656      553,730      445,990      140,096           --
    Ven 24 No. of units      158,796      149,867       90,131       35,062           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    15.044224    13.218955     9.999868    12.500000           --
   Value at End of Year    16.552044    15.044224    13.218955     9.999868           --
           No. of Units      114,072      117,692      100,295        4,403           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.984785    13.186545     9.990307    12.500000           --
   Value at End of Year    16.462022    14.984785    13.186545     9.990307           --
           No. of Units       83,936       78,335       67,111       26,727           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    15.123806           --           --           --           --
   Value at End of Year    16.672804           --           --           --           --
     Ven 9 No. of units        2,117           --           --           --           --

MID CAP INDEX TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    16.303495    14.274668    10.757291    12.858949    13.271787
   Value at End of Year    18.010078    16.303495    14.274668    10.757291    12.858949
Ven 20, 21 No. of units    1,572,792    1,762,965    2,037,286    2,160,083    1,445,166
    Ven 24 No. of units       29,772       32,532       35,593       37,352       29,578

Ven 22, 20 Contracts with GEM
 Value at Start of Year    15.002165    13.161635     9.938342    11.903823    12.500000
   Value at End of Year    16.539532    15.002165    13.161635     9.938342    11.903823
           No. of Units       14,174       14,918       24,778       17,742        6,892

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.017501    14.073554    10.642876    12.766859    13.223282
   Value at End of Year    17.632535    16.017501    14.073554    10.642876    12.766859
           No. of Units       54,648       54,496       56,431       56,880       36,519

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    16.303495    14.274668    10.757291    12.858949    13.271787

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

MID CAP INDEX TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

MID CAP INDEX TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    13.271787           --           --           --           --
Ven 20, 21 No. of units      461,015           --           --           --           --
    Ven 24 No. of units        7,386           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
   Value at End of Year    18.010078    16.303495    14.274668    10.757291    12.858949
  Ven 7, 8 No. of units      264,718      301,020      300,136      282,297      158,504
     Ven 9 No. of units       36,644       44,253       46,607       50,525       23,391

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    16.303495    14.274668    10.757291    12.858949    13.271787
   Value at End of Year    18.010078    16.303495    14.274668    10.757291    12.858949
           No. of Units        8,159       15,399       15,949        3,087        3,760

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
   Value at End of Year    13.271787           --           --           --           --
  Ven 7, 8 No. of units       53,664           --           --           --           --
     Ven 9 No. of units        8,984           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    13.271787           --           --           --           --
           No. of Units        3,025           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
MID CAP STOCK TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    16.589409  $ 14.167455  $ 10.119925  $ 12.500000           --
   Value at End of Year    18.719279    16.589409    14.167455    10.119925           --
Ven 20, 21 No. of units    1,697,798    1,230,457      927,286      151,075           --
    Ven 24 No. of units      502,398      348,792      200,488       33,898           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    16.502089    14.121173    10.107030    12.500000           --
   Value at End of Year    18.583665    16.502089    14.121173    10.107030           --
           No. of Units      121,492       81,679       69,909       12,687           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.436929    14.086575    10.097385    12.500000           --
   Value at End of Year    18.482630    16.436929    14.086575    10.097385           --
           No. of Units      216,605      166,957      102,097       47,469           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    16.589409           --           --           --           --
   Value at End of Year    18.719279           --           --           --           --
     Ven 9 No. of units          827           --           --           --           --

MID CAP STOCK TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.051238    11.118720     7.922112    10.374890    11.821790
   Value at End of Year    14.745546    13.051238    11.118720     7.922112    10.374890
Ven 20, 21 No. of units   10,843,192    6,516,608    6,572,285    5,566,897    5,516,464
    Ven 24 No. of units      490,287      193,333      200,488      202,604      220,863

Ven 22, 20 Contracts with GEM
 Value at Start of Year    13.312347    11.363928     8.113009    10.646203    12.500000
   Value at End of Year    15.010610    13.312347    11.363928     8.113009    10.646203
           No. of Units      103,163       74,833       79,291       68,471       29,600

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.289711    11.361678     8.123564    10.676087    12.208008
   Value at End of Year    14.962688    13.289711    11.361678     8.123564    10.676087
           No. of Units      474,492      302,058      328,635      284,176      160,451

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    13.051238    11.118720     7.922112    10.374890    11.821790
   Value at End of Year    14.745546    13.051238    11.118720     7.922112    10.374890
  Ven 7, 8 No. of units    1,005,784      628,579      596,366      412,241      415,187
     Ven 9 No. of units      271,492      121,334      130,541       79,846       80,043

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    13.051238    11.118720     7.922112    10.374890    11.821790
   Value at End of Year    14.745546    13.051238    11.118720     7.922112    10.374890
           No. of Units       82,248       50,831       36,626       39,384       29,569

MID CAP VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    16.405513    13.393930    10.854323    12.500000           --
   Value at End of Year    17.433697    16.405513    13.393930    10.854323           --
Ven 20, 21 No. of units    2,338,620    2,256,603    1,648,420      571,411           --
    Ven 24 No. of units      517,657      512,874      356,825       91,791           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    16.319200    13.350191    10.840516    12.500000           --
   Value at End of Year    17.307431    16.319200    13.350191    10.840516           --
           No. of Units      165,889      143,651       99,217       24,967           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
MID CAP STOCK TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

MID CAP STOCK TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.483520    12.500000           --           --           --
   Value at End of Year    11.821790    12.483520           --           --           --
Ven 20, 21 No. of units    3,230,809    1,137,143           --           --           --
    Ven 24 No. of units      168,535       60,538           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.483520    12.500000           --           --           --
   Value at End of Year    11.821790    12.483520           --           --           --
  Ven 7, 8 No. of units      287,258      148,757           --           --           --
     Ven 9 No. of units       75,071       38,226           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.483520    12.500000           --           --           --
   Value at End of Year    11.821790    12.483520           --           --           --
           No. of Units       14,787        3,151           --           --           --

MID CAP VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.254740    13.317463    10.830161    12.500000           --
   Value at End of Year    17.213309    16.254740    13.317463    10.830161           --
           No. of Units      302,164      290,149      244,976      112,237           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
MID CAP VALUE TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 17.437569  $ 14.208533  $ 11.494079  $ 12.966914  $ 12.500000
   Value at End of Year    18.571906    17.437569    14.208533    11.494079    12.966914
Ven 20, 21 No. of units    5,320,270    5,734,182    5,362,030    5,302,902    2,477,819
    Ven 24 No. of units      130,265      130,245      126,795      134,600       46,275

Ven 22, 20 Contracts with GEM
 Value at Start of Year    17.309895    14.132792    11.455678    12.949506    12.500000
   Value at End of Year    18.399218    17.309895    14.132792    11.455678    12.949506
           No. of Units       78,203       90,413      112,668      114,495       64,159

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    17.214766    14.076273    11.426974    12.936460    12.500000
   Value at End of Year    18.270755    17.214766    14.076273    11.426974    12.936460
           No. of Units      357,753      371,170      343,447      388,437      108,621

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    17.437569    14.208533    11.494079    12.966914    12.500000
   Value at End of Year    18.571906    17.437569    14.208533    11.494079    12.966914
  Ven 7, 8 No. of units      868,842      923,499      808,002      817,849      240,184
     Ven 9 No. of units      142,839      140,272       94,347      112,506       57,503

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    17.437569    14.208533    11.494079    12.966914    12.500000
   Value at End of Year    18.571906    17.437569    14.208533    11.494079    12.966914
           No. of Units       52,243       41,364       43,433       99,198       33,279

MID VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 4-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    13.981733           --           --           --           --
Ven 20, 21 No. of units      126,143           --           --           --           --
    Ven 24 No. of units        2,779           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    13.963215           --           --           --           --
           No. of Units        1,027           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    13.949349           --           --           --           --
           No. of Units        6,282           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    13.981733           --           --           --           --
  Ven 7, 8 No. of units        8,384           --           --           --           --
     Ven 9 No. of units          698           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    13.981733           --           --           --           --
           No. of Units          334           --           --           --           --

MONEY MARKET TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.238349    12.336529    12.462854    12.500000           --
   Value at End of Year    12.365250    12.238349    12.336529    12.462854           --
Ven 20, 21 No. of units    2,301,410    1,923,372    1,909,532      985,880           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
MID CAP VALUE TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

MID VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 4-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

MONEY MARKET TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
    Ven 24 No. of units      328,203      504,623      344,157      200,546           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    12.173947    12.296240    12.447023    12.500000           --
   Value at End of Year    12.275678    12.173947    12.296240    12.447023           --
           No. of Units      241,586      156,741      141,093      156,044           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.125860    12.266109    12.435154    12.500000           --
   Value at End of Year    12.208916    12.125860    12.266109    12.435154           --
           No. of Units      769,100      601,362      644,149      565,393           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
MONEY MARKET TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-04-1987)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 17.089347  $ 17.191998  $ 17.333587  $ 17.373703  $ 17.010114
   Value at End of Year    17.301050    17.089347    17.191998    17.333587    17.373703
Ven 20, 21 No. of units    8,146,439    9,489,404   12,418,668   20,762,216   23,776,122
    Ven 24 No. of units      356,392      378,701      523,099      717,978      923,114

Ven 22, 20 Contracts with GEM
 Value at Start of Year    12.420254    12.519949    12.648340    12.703000    12.500000
   Value at End of Year    12.549067    12.420254    12.519949    12.648340    12.703000
           No. of Units       87,841       97,583      150,973      427,606      216,473

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.606110    12.726413    12.876223    12.951278    12.724933
   Value at End of Year    12.717811    12.606110    12.726413    12.876223    12.951278
           No. of Units      789,047      744,203    1,185,954    2,239,473    1,423,654

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    17.089347    17.191998    17.333587    17.373703    17.010114
   Value at End of Year    17.301050    17.089347    17.191998    17.333587    17.373703
  Ven 7, 8 No. of units    1,736,637    2,136,230    2,869,078    4,774,115    5,932,529
     Ven 9 No. of units      736,544      755,072      851,188    1,333,295    1,543,723

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    17.089347    17.191998    17.333587    17.373703    17.010114
   Value at End of Year    17.301050    17.089347    17.191998    17.333587    17.373703
           No. of Units      158,302      189,165      273,447      404,157      501,742

Ven 1 Contracts with no Optional Riders
 Value at Start of Year    18.822668    18.915167    19.050311    19.073731    18.654229
   Value at End of Year    19.076452    18.822668    18.915167    19.050311    19.073731
           No. of Units        4,031        4,032        4,034        4,035        4,044

NATURAL RESOURCES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    21.791715    17.815615    12.500000           --           --
   Value at End of Year    31.464940    21.791715    17.815615           --           --
Ven 20, 21 No. of units    2,011,774    1,249,132      108,007           --           --
    Ven 24 No. of units      119,033       86,284       27,084           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    21.719602    17.792264    12.500000           --           --
   Value at End of Year    31.298451    21.719602    17.792264           --           --
           No. of Units       39,850       16,900        5,192           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    21.665649    17.774754    12.500000           --           --
   Value at End of Year    31.174124    21.665649    17.774754           --           --
           No. of Units       95,896       40,413       10,561           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    21.791715    17.815615    12.500000           --           --
   Value at End of Year    31.464940    21.791715    17.815615           --           --
  Ven 7, 8 No. of units      256,977      156,826       55,086           --           --
     Ven 9 No. of units       55,708       35,614        8,952           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    21.791715    17.815615    12.500000           --           --
   Value at End of Year    31.464940    21.791715    17.815615           --           --
           No. of Units       18,111       10,005       10,886           --           --

OVERSEAS EQUITY TRUST - SERIES II SHARES (UNITS FIRST CREDITED 4-29-2005)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
MONEY MARKET TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-04-1987)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 16.291417  $ 15.794513  $ 15.241915  $ 14.699636  $ 14.190910
   Value at End of Year    17.010114    16.291417    15.794513    15.241915    14.699636
Ven 20, 21 No. of units   14,836,532   23,099,969   12,230,132    9,225,831    6,066,040
    Ven 24 No. of units      616,943      247,891           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    16.291417    15.794513    15.241915    14.699636    14.190910
   Value at End of Year    17.010114    16.291417    15.794513    15.241915    14.699636
  Ven 7, 8 No. of units    6,686,369   14,230,836   10,687,093    8,893,087   10,995,366
     Ven 9 No. of units    1,560,602    1,695,532    1,721,494    1,750,417    1,256,691

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    16.291417    15.794513    15.241915    14.699636    14.190910
   Value at End of Year    17.010114    16.291417    15.794513    15.241915    14.699636
           No. of Units      541,669      921,422      878,870      778,380    1,577,497

Ven 1 Contracts with no Optional Riders
 Value at Start of Year    17.846774    17.283692    16.660935    16.050779    15.478376
   Value at End of Year    18.654229    17.846774    17.283692    16.660935    16.050779
           No. of Units        4,056        4,228        4,497        5,228        5,920

NATURAL RESOURCES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

OVERSEAS EQUITY TRUST - SERIES II SHARES (UNITS FIRST CREDITED 4-29-2005)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    15.159827           --           --           --           --
Ven 20, 21 No. of units       94,595           --           --           --           --
    Ven 24 No. of units        4,363           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    15.139769           --           --           --           --
           No. of Units          668           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  $ 12.500000           --           --           --           --
   Value at End of Year    15.124737           --           --           --           --
           No. of Units        1,206           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    15.159827           --           --           --           --
  Ven 7, 8 No. of units       13,563           --           --           --           --
     Ven 9 No. of units          875           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    15.159827           --           --           --           --
           No. of Units        5,531           --           --           --           --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) -
SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --    13.689517     9.659911    12.500000           --
   Value at End of Year           --    15.059851    13.689517     9.659911           --
Ven 20, 21 No. of units           --      662,265      463,641      171,918           --
    Ven 24 No. of units           --       72,332       38,830        7,480           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --    13.644814     9.647607    12.500000           --
   Value at End of Year           --    14.980617    13.644814     9.647607           --
           No. of Units           --       16,307       17,040        3,413           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --    13.611378     9.638389    12.500000           --
   Value at End of Year           --    14.921449    13.611378     9.638389           --
           No. of Units           --       43,507       31,830       13,229           --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) -
SERIES I SHARES (UNITS FIRST CREDITED 1-09-1995)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --    11.677803     8.233265    10.628366    13.661286
   Value at End of Year           --    12.872573    11.677803     8.233265    10.628366
Ven 20, 21 No. of units           --    7,861,388    9,133,261   10,929,678   13,292,645
    Ven 24 No. of units           --      195,461      233,009      247,378      276,663

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --    10.608770     7.494505     9.694096    12.500000
   Value at End of Year           --    11.670752    10.608770     7.494505     9.694096
           No. of Units           --       20,478       18,448       21,984       14,482

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --     9.492621     6.716070     8.700270    11.222510
   Value at End of Year           --    10.427174     9.492621     6.716070     8.700270
           No. of Units           --      107,898      102,234      108,578       79,174

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --    11.677803     8.233265    10.628366    13.661286
   Value at End of Year           --    12.872573    11.677803     8.233265    10.628366
  Ven 7, 8 No. of units           --    1,603,708    1,879,391    2,313,445    2,732,469
     Ven 9 No. of units           --      600,238      730,831      931,451    1,172,619

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --    11.677803     8.233265    10.628366    13.661286
   Value at End of Year           --    12.872573    11.677803     8.233265    10.628366
           No. of Units           --       76,700       83,220      109,607      150,351

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) -
SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) -
SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) -
SERIES I SHARES (UNITS FIRST CREDITED 1-09-1995)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    17.044524    12.290162    11.545714    11.718276    10.554228
   Value at End of Year    13.661286    17.044524    12.290162    11.545714    11.718276
Ven 20, 21 No. of units   14,440,013   10,610,772    8,958,700    8,555,506    7,008,257
    Ven 24 No. of units      247,771       50,911           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    17.044524    12.290162    11.545714    11.718276    10.554228
   Value at End of Year    13.661286    17.044524    12.290162    11.545714    11.718276
  Ven 7, 8 No. of units    4,141,495    4,663,016    4,604,439    5,565,661    6,534,462
     Ven 9 No. of units    1,468,317    1,468,159    1,517,774    1,405,067    1,080,586

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    17.044524    12.290162    11.545714    11.718276    10.554228
   Value at End of Year    13.661286    17.044524    12.290162    11.545714    11.718276
           No. of Units      189,016      160,536      193,172      269,572      281,119

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) -
SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.844454    13.757335     9.928205    12.500000           --
   Value at End of Year    19.596972    15.844454    13.757335     9.928205           --
Ven 20, 21 No. of units      392,645      267,792      150,626       33,217           --
    Ven 24 No. of units       81,895       44,535       25,847          484           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    15.761085    13.712408     9.915550    12.500000           --
   Value at End of Year    19.455050    15.761085    13.712408     9.915550           --
           No. of Units       19,646        9,108        9,466          434           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  $ 15.698845  $ 13.678796  $  9.906070  $ 12.500000           --
   Value at End of Year    19.349286    15.698845    13.678796     9.906070           --
           No. of Units       44,577       25,703       28,878        5,834           --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) -
SERIES I SHARES (UNITS FIRST CREDITED 10-04-1994)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    10.209887     8.857201     6.382853     7.400679     9.217819
   Value at End of Year    12.661227    10.209887     8.857201     6.382853     7.400679
Ven 20, 21 No. of units    2,940,483    2,669,971    2,677,606    2,699,563    2,940,999
    Ven 24 No. of units      112,145       86,988      104,362      102,412      120,548

Ven 22, 20 Contracts with GEM
 Value at Start of Year    13.686609    11.897105     8.590662     9.980535    12.500000
   Value at End of Year    16.938917    13.686609    11.897105     8.590662     9.980535
           No. of Units        9,365        6,413        9,416        5,658        1,346

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    11.950609    10.403704     7.523557     8.753934    10.941915
   Value at End of Year    14.768312    11.950609    10.403704     7.523557     8.753934
           No. of Units       33,999       32,808       19,347       15,150        3,470

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    10.209887     8.857201     6.382853     7.400679     9.217819
   Value at End of Year    12.661227    10.209887     8.857201     6.382853     7.400679
  Ven 7, 8 No. of units      326,199      285,838      328,297      343,351      382,346
     Ven 9 No. of units      124,649      142,943      142,089      142,971      169,570

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    10.209887     8.857201     6.382853     7.400679     9.217819
   Value at End of Year    12.661227    10.209887     8.857201     6.382853     7.400679
           No. of Units       27,807       22,978       25,751       22,460       40,793

PIMCO VIT ALL ASSET PORTFOLIO - SERIES II SHARES (UNITS FIRST CREDITED 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.871539    12.500000           --           --           --
   Value at End of Year    14.491842    13.871539           --           --           --
Ven 20, 21 No. of units      971,796      442,696           --           --           --
    Ven 24 No. of units      116,431       51,424           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    13.853157    12.500000           --           --           --
   Value at End of Year    14.443799    13.853157           --           --           --
           No. of Units        8,198           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.839396    12.500000           --           --           --
   Value at End of Year    14.407891    13.839396           --           --           --
           No. of Units       35,252       16,055           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    13.871539    12.500000           --           --           --
   Value at End of Year    14.491842    13.871539           --           --           --
  Ven 7, 8 No. of units      146,226       52,571           --           --           --
     Ven 9 No. of units       46,938       46,963           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    13.871539    12.500000           --           --           --
   Value at End of Year    14.491842    13.871539           --           --           --
           No. of Units       10,981        5,197           --           --           --

QUANTITATIVE ALL CAP TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) -
SERIES I SHARES (UNITS FIRST CREDITED 10-04-1994)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.359297     7.695249     8.180904    12.500000           --
   Value at End of Year     9.217819    12.359297     7.695249     8.180904           --
Ven 20, 21 No. of units    3,712,710    2,807,202      912,579      535,797           --
    Ven 24 No. of units      136,877       49,612           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.359297     7.695249     8.180904    12.500000           --
   Value at End of Year     9.217819    12.359297     7.695249     8.180904           --
  Ven 7, 8 No. of units      500,439      837,074      291,085      220,740           --
     Ven 9 No. of units      236,607      314,807      137,389       51,444           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.359297     7.695249     8.180904    12.500000           --
   Value at End of Year     9.217819    12.359297     7.695249     8.180904           --
           No. of Units       55,507       76,285        9,793       10,161           --

PIMCO VIT ALL ASSET PORTFOLIO - SERIES II SHARES (UNITS FIRST CREDITED 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

QUANTITATIVE ALL CAP TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    17.419898    15.405463    12.500000           --           --
   Value at End of Year    18.614733    17.419898    15.405463           --           --
Ven 20, 21 No. of units       73,517       55,309        4,397           --           --
    Ven 24 No. of units       20,093       10,781           28           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --    15.385251    12.500000           --           --
   Value at End of Year           --    17.362201    15.385251           --           --
           No. of Units           --           --            5           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  $ 17.319052  $ 15.370112  $ 12.500000           --           --
   Value at End of Year    18.442521    17.319052    15.370112           --           --
           No. of Units        5,398        1,385           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    17.419898    15.405463    12.500000           --           --
   Value at End of Year    18.614733    17.419898    15.405463           --           --
  Ven 7, 8 No. of units        6,692        4,003        1,773           --           --
     Ven 9 No. of units          254          255          395           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --    15.405463    12.500000           --           --
   Value at End of Year           --    17.419898    15.405463           --           --

QUANTITATIVE MID CAP TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.668018    13.478226     9.881083    12.500000           --
   Value at End of Year    17.519093    15.668018    13.478226     9.881083           --
Ven 20, 21 No. of units      154,140      126,713       80,305       25,502           --
    Ven 24 No. of units       22,336       13,437        7,465        1,821           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    15.585567    13.434196     9.868494    12.500000           --
   Value at End of Year    17.392206    15.585567    13.434196     9.868494           --
           No. of Units        4,330        2,244        1,634          717           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    15.523988    13.401266     9.859063    12.500000           --
   Value at End of Year    17.297617    15.523988    13.401266     9.859063           --
           No. of Units       22,978       28,268       11,928        6,951           --

QUANTITATIVE MID CAP TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.271843    10.528409     7.707109    10.104317    12.500000
   Value at End of Year    13.750375    12.271843    10.528409     7.707109    10.104317
Ven 20, 21 No. of units      534,149      500,094      390,065      355,068      213,946
    Ven 24 No. of units        6,960       18,118        6,648        7,734        1,435

Ven 22, 20 Contracts with GEM
 Value at Start of Year    12.181935    10.472257     7.681326    10.090711    12.500000
   Value at End of Year    13.622454    12.181935    10.472257     7.681326    10.090711
           No. of Units        2,639        4,470        8,402        9,059        6,324

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.114956    10.430346     7.662062    10.080533    12.500000
   Value at End of Year    13.527317    12.114956    10.430346     7.662062    10.080533
           No. of Units       24,039       74,344       25,840       30,835        4,604

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.271843    10.528409     7.707109    10.104317    12.500000
   Value at End of Year    13.750375    12.271843    10.528409     7.707109    10.104317
  Ven 7, 8 No. of units       84,204       95,160       68,864       74,303       23,771
     Ven 9 No. of units       14,714       45,222       11,456       10,725        2,273

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.271843    10.528409     7.707109    10.104317    12.500000
   Value at End of Year    13.750375    12.271843    10.528409     7.707109    10.104317
           No. of Units          645        3,340          412          115          265

QUANTITATIVE VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --

QUANTITATIVE MID CAP TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

QUANTITATIVE MID CAP TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

QUANTITATIVE VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year    14.524617    12.500000           --           --           --
   Value at End of Year    15.585986    14.524617           --           --           --
Ven 20, 21 No. of units       57,388       19,641           --           --           --
    Ven 24 No. of units        1,086        5,114           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    14.505374    12.500000           --           --           --
   Value at End of Year    15.534341    14.505374           --           --           --
           No. of Units          142          142           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  $ 14.490955  $ 12.500000           --           --           --
   Value at End of Year    15.495717    14.490955           --           --           --
           No. of Units        1,941          726           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    14.524617    12.500000           --           --           --
   Value at End of Year    15.585986    14.524617           --           --           --
  Ven 7, 8 No. of units        3,527           69           --           --           --
     Ven 9 No. of units        2,161        1,578           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --    12.500000           --           --           --
   Value at End of Year           --    14.524617           --           --           --

REAL ESTATE SECURITIES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    21.084054    16.226962    11.844201    12.500000           --
   Value at End of Year    23.214970    21.084054    16.226962    11.844201           --
Ven 20, 21 No. of units      969,057    1,040,281      745,046      239,162           --
    Ven 24 No. of units      151,333      155,993       83,942       33,209           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    20.973135    16.173990    11.829146    12.500000           --
   Value at End of Year    23.046838    20.973135    16.173990    11.829146           --
           No. of Units       46,641       51,832       35,170       11,412           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    20.890350    16.134374    11.817865    12.500000           --
   Value at End of Year    22.921571    20.890350    16.134374    11.817865           --
           No. of Units      184,545      164,568      143,081       81,806           --

REAL ESTATE SECURITIES TRUST - SERIES I SHARES (UNITS FIRST CREDITED 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    25.460516    19.555029    14.251467    14.088482    13.852028
   Value at End of Year    28.082810    25.460516    19.555029    14.251467    14.088482
Ven 20, 21 No. of units    2,467,720    3,021,827    3,249,352    3,499,807    2,597,787
    Ven 24 No. of units       64,124       76,166       76,239       84,014       39,195

Ven 22, 20 Contracts with GEM
 Value at Start of Year    23.060028    17.746854    12.959550    12.837004    12.500000
   Value at End of Year    25.384424    23.060028    17.746854    12.959550    12.837004
           No. of Units       47,141       52,287       51,794       56,750       14,609

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    24.627525    18.981707    13.882066    13.771429    13.588062
   Value at End of Year    27.069419    24.627525    18.981707    13.882066    13.771429
           No. of Units      137,307      140,916      152,775      130,516       64,489

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    25.460516    19.555029    14.251467    14.088482    13.852028
   Value at End of Year    28.082810    25.460516    19.555029    14.251467    14.088482
  Ven 7, 8 No. of units      445,869      556,511      662,714      708,197      443,319
     Ven 9 No. of units      108,497      149,698      179,522      201,089      168,521

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    25.460516    19.555029    14.251467    14.088482    13.852028
   Value at End of Year    28.082810    25.460516    19.555029    14.251467    14.088482
           No. of Units       29,074       38,556       36,426       43,162       46,555

REAL RETURN BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --

REAL ESTATE SECURITIES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

REAL ESTATE SECURITIES TRUST - SERIES I SHARES (UNITS FIRST CREDITED 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    11.174188    12.317190    14.949140    12.500000           --
   Value at End of Year    13.852028    11.174188    12.317190    14.949140           --
Ven 20, 21 No. of units    1,918,033    1,400,846    1,581,117      145,941           --
    Ven 24 No. of units       24,649        6,163           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    11.174188    12.317190    14.949140    12.500000           --
   Value at End of Year    13.852028    11.174188    12.317190    14.949140           --
  Ven 7, 8 No. of units      437,758      499,923      788,368      733,583           --
     Ven 9 No. of units      244,903      222,156      251,204      152,109           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    11.174188    12.317190    14.949140    12.500000           --
   Value at End of Year    13.852028    11.174188    12.317190    14.949140           --
           No. of Units       32,667       22,616       21,304       38,437           --

REAL RETURN BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year    13.916239    12.979916    12.500000           --           --
   Value at End of Year    13.889907    13.916239    12.979916           --           --
Ven 20, 21 No. of units    2,383,285    2,285,856      462,402           --           --
    Ven 24 No. of units      344,643      253,165       85,065           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    13.870123    12.962852    12.500000           --           --
   Value at End of Year    13.816296    13.870123    12.962852           --           --
           No. of Units       84,380       80,862       61,925           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  $ 13.835619  $ 12.950068  $ 12.500000           --           --
   Value at End of Year    13.761317    13.835619    12.950068           --           --
           No. of Units      295,708      225,233       67,507           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    13.916239    12.979916    12.500000           --           --
   Value at End of Year    13.889907    13.916239    12.979916           --           --
  Ven 7, 8 No. of units      256,919      271,910      169,052           --           --
     Ven 9 No. of units       54,211       42,216       18,750           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    13.916239    12.979916    12.500000           --           --
   Value at End of Year    13.889907    13.916239    12.979916           --           --
           No. of Units       10,151       13,885        4,989           --           --

SCIENCE & TECHNOLOGY TRUST - SERIES II SHARES
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.728514    13.813745     9.310073    12.500000           --
   Value at End of Year    13.785203    13.728514    13.813745     9.310073           --
Ven 20, 21 No. of units    1,001,616    1,058,705      842,112      162,821           --
    Ven 24 No. of units      187,671      192,794      130,488        6,103           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    13.656245    13.768623     9.298205    12.500000           --
   Value at End of Year    13.685341    13.656245    13.768623     9.298205           --
           No. of Units       44,591       42,493       38,860       10,090           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.602330    13.734908     9.289319    12.500000           --
   Value at End of Year    13.610927    13.602330    13.734908     9.289319           --
           No. of Units       80,587      144,456       74,189       25,846           --

SCIENCE & TECHNOLOGY TRUST - SERIES I SHARES (UNITS FIRST CREDITED 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.314482    12.380278     8.347636    14.291433    24.672266
   Value at End of Year    12.396555    12.314482    12.380278     8.347636    14.291433
Ven 20, 21 No. of units   12,138,118   14,868,449   17,234,479   17,387,772   21,768,697
    Ven 24 No. of units      391,028      445,661      539,494      560,578      682,442

Ven 22, 20 Contracts with GEM
 Value at Start of Year     5.478584     5.518916     3.728675     6.396444    12.500000
   Value at End of Year     5.504111     5.478584     5.518916     3.728675     6.396444
           No. of Units       96,482      113,873      142,348      106,581       52,765

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year     4.359175     4.397877     2.975729     5.112469     8.857329
   Value at End of Year     4.372950     4.359175     4.397877     2.975729     5.112469
           No. of Units      791,932      929,793    1,013,844      846,830      703,831

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.314482    12.380278     8.347636    14.291433    24.672266
   Value at End of Year    12.396555    12.314482    12.380278     8.347636    14.291433
  Ven 7, 8 No. of units    1,255,722    1,735,922    2,139,366    2,306,316    3,062,412
     Ven 9 No. of units      594,757      760,249           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.314482    12.380278     8.347636    14.291433    24.672266
   Value at End of Year    12.396555    12.314482    12.380278     8.347636    14.291433
           No. of Units       69,273       88,611      100,920      113,410      176,760

SMALL CAP GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 4-29-2005)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

SCIENCE & TECHNOLOGY TRUST - SERIES II SHARES
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

SCIENCE & TECHNOLOGY TRUST - SERIES I SHARES (UNITS FIRST CREDITED 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    37.943261    19.287390    13.647195    12.500000           --
   Value at End of Year    24.672266    37.943261    19.287390    13.647195           --
Ven 20, 21 No. of units   22,178,178   12,614,955    2,500,038    2,028,406           --
    Ven 24 No. of units      684,286      190,915           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    37.943261    19.287390    13.647195    12.500000           --
   Value at End of Year    24.672266    37.943261    19.287390    13.647195           --
  Ven 7, 8 No. of units    4,287,662    4,200,642    1,669,194    1,374,632           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    37.943261    19.287390    13.647195    12.500000           --
   Value at End of Year    24.672266    37.943261    19.287390    13.647195           --
           No. of Units      223,521      157,003       62,324       40,748           --

SMALL CAP GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 4-29-2005)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    15.826987           --           --           --           --
Ven 20, 21 No. of units      443,927           --           --           --           --
    Ven 24 No. of units        7,636           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    15.806048           --           --           --           --
           No. of Units        5,363           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  $ 12.500000           --           --           --           --
   Value at End of Year    15.790370           --           --           --           --
           No. of Units        8,107           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    15.826987           --           --           --           --
  Ven 7, 8 No. of units       41,283           --           --           --           --
     Ven 9 No. of units        8,770           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    15.826987           --           --           --           --
           No. of Units          801           --           --           --           --

SMALL CAP INDEX TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.734175    13.622822     9.505573    12.500000           --
   Value at End of Year    16.090464    15.734175    13.622822     9.505573           --
Ven 20, 21 No. of units      506,650      457,470      354,983      102,200           --
    Ven 24 No. of units      128,755      136,174       75,773       23,187           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    15.651377    13.578325     9.493452    12.500000           --
   Value at End of Year    15.973913    15.651377    13.578325     9.493452           --
           No. of Units       30,424       35,716       39,338       10,015           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    15.589586    13.545063     9.484387    12.500000           --
   Value at End of Year    15.887075    15.589586    13.545063     9.484387           --
           No. of Units       57,996       83,685       59,073       23,713           --

SMALL CAP INDEX TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.946439    12.919107     8.986380    11.605417    11.596178
   Value at End of Year    15.312705    14.946439    12.919107     8.986380    11.605417
Ven 20, 21 No. of units    1,174,571    1,386,012    1,835,133    1,417,326    1,136,623
    Ven 24 No. of units       17,338       22,914       22,328       41,618       13,892

Ven 22, 20 Contracts with GEM
 Value at Start of Year    15.248124    13.206315     9.204503    11.910953    12.500000
   Value at End of Year    15.590677    15.248124    13.206315     9.204503    11.910953
           No. of Units       28,106       26,571       21,897       13,651        7,544

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    15.179394    13.166570     9.190549    11.910780    11.943325
   Value at End of Year    15.497224    15.179394    13.166570     9.190549    11.910780
           No. of Units       53,035       58,468       61,657       54,023       46,125

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    14.946439    12.919107     8.986380    11.605417    11.596178
   Value at End of Year    15.312705    14.946439    12.919107     8.986380    11.605417
  Ven 7, 8 No. of units      162,358      184,457      223,843      146,269      102,799
     Ven 9 No. of units       24,262       41,083       46,093      120,742       31,021

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    14.946439    12.919107     8.986380    11.605417    11.596178
   Value at End of Year    15.312705    14.946439    12.919107     8.986380    11.605417
           No. of Units        9,254        8,875        9,535        3,314        2,762

SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year             --           --           --           --           --
   Value at End of Year             --           --           --           --           --
           No. of Units             --           --           --           --           --

SMALL CAP INDEX TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

SMALL CAP INDEX TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    11.596178           --           --           --           --
Ven 20, 21 No. of units      274,497           --           --           --           --
    Ven 24 No. of units        9,273           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    11.596178           --           --           --           --
  Ven 7, 8 No. of units       20,328           --           --           --           --
     Ven 9 No. of units        4,925           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    11.596178           --           --           --           --
           No. of Units        1,027           --           --           --           --

SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    21.430956    17.320262    12.500000           --           --
   Value at End of Year    22.741820    21.430956    17.320262           --           --
Ven 20, 21 No. of units      638,341      419,738       51,352           --           --
    Ven 24 No. of units      167,805       59,686       28,866           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    21.359998    17.297546    12.500000           --           --
   Value at End of Year    22.621373    21.359998    17.297546           --           --
           No. of Units       42,847       11,738        5,409           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  $ 21.306957  $ 17.280544  $ 12.500000           --           --
   Value at End of Year    22.531494    21.306957    17.280544           --           --
           No. of Units       52,690       19,905          669           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    21.430956    17.320262    12.500000           --           --
   Value at End of Year    22.741820    21.430956    17.320262           --           --
  Ven 7, 8 No. of units           --       41,815       21,116           --           --
     Ven 9 No. of units          286        8,878        1,965           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --    17.320262    12.500000           --           --
   Value at End of Year           --    21.430956    17.320262           --           --
           No. of Units           --          302           --           --           --
Ven 1 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
SMALL CAP OPPORTUNITIES TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-2005)
Ven 24, 21, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    22.771450           --           --           --           --
Ven 20, 21 No. of units    2,352,572           --           --           --           --
    Ven 24 No. of units       61,381           --           --           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    22.650853           --           --           --           --
           No. of Units       16,481           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    22.560857           --           --           --           --
           No. of Units       69,520           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    22.771450           --           --           --           --
  Ven 7, 8 No. of units      228,779           --           --           --           --
     Ven 9 No. of units       54,839           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    22.771450           --           --           --           --
           No. of Units       22,905           --           --           --           --

SMALL CAP TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    14.168042           --           --           --           --
Ven 20, 21 No. of units       11,583           --           --           --           --
    Ven 24 No. of units        1,089           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    14.135241           --           --           --           --
           No. of Units          429           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --
Ven 1 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
SMALL CAP OPPORTUNITIES TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-2005)
Ven 24, 21, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

SMALL CAP TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
   Value at End of Year    14.168042           --           --           --           --
  Ven 7, 8 No. of units          527           --           --           --           --

SMALL CAP VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 4-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    14.257858           --           --           --           --
Ven 20, 21 No. of units      889,555           --           --           --           --
    Ven 24 No. of units       14,218           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --

SMALL CAP VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 4-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 22, 20 Contracts with GEM
 Value at Start of Year  $ 12.500000           --           --           --           --
   Value at End of Year    14.238985           --           --           --           --
           No. of Units       20,688           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    14.224850           --           --           --           --
           No. of Units       21,703           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    14.257858           --           --           --           --
  Ven 7, 8 No. of units      101,990           --           --           --           --
     Ven 9 No. of units        6,758           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    14.257858           --           --           --           --
           No. of Units       18,779           --           --           --           --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) -
SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --    12.513965     9.088229    12.500000           --
   Value at End of Year           --    13.206961    12.513965     9.088229           --
Ven 20, 21 No. of units           --      923,738      732,640      199,758           --
    Ven 24 No. of units           --      175,142       96,232       18,573           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --    12.473104     9.076656    12.500000           --
   Value at End of Year           --    13.137468    12.473104     9.076656           --
           No. of Units           --       35,098       24,748        2,238           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --    12.442530     9.067980    12.500000           --
   Value at End of Year           --    13.085579    12.442530     9.067980           --
           No. of Units           --       71,596       62,435       19,341           --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) -
SERIES I SHARES (UNITS FIRST CREDITED 5-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --    12.276306     8.910911    12.138851    12.601917
   Value at End of Year           --    12.975896    12.276306     8.910911    12.138851
Ven 20, 21 No. of units           --    4,325,397    5,075,580    5,014,141    4,802,319
    Ven 24 No. of units           --      123,464      145,073      144,646      175,081

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --    10.759987     7.825877    10.682160    12.500000
   Value at End of Year           --    11.350381    10.759987     7.825877    10.682160
           No. of Units           --       36,131       44,302       39,878       24,915

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --     9.283714     6.762279     9.244249     9.630818
   Value at End of Year           --     9.778392     9.283714     6.762279     9.244249
           No. of Units           --      161,796      201,228      164,768       90,008

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --    12.276306     8.910911    12.138851    12.601917
   Value at End of Year           --    12.975896    12.276306     8.910911    12.138851
  Ven 7, 8 No. of units           --      407,278      527,084      508,455      435,969
     Ven 9 No. of units           --       87,479      102,804       98,315      210,001

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) -
SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) -
SERIES I SHARES (UNITS FIRST CREDITED 5-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.922213    12.500000           --           --           --
   Value at End of Year    12.601917    15.922213           --           --           --
Ven 20, 21 No. of units    3,465,687    1,318,189           --           --           --
    Ven 24 No. of units      123,970       27,582           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    15.922213    12.500000           --           --           --
   Value at End of Year    12.601917    15.922213           --           --           --
  Ven 7, 8 No. of units      376,983      198,215           --           --           --
     Ven 9 No. of units       86,977       59,731           --           --           --

Ven 3 Contracts with no Optional Riders

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year           --    12.276306     8.910911    12.138851    12.601917
   Value at End of Year           --    12.975896    12.276306     8.910911    12.138851
           No. of Units           --       32,576       40,259       39,794       17,305

SMALL COMPANY TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.069552    12.500000           --           --           --
   Value at End of Year    15.750987    15.069552           --           --           --
Ven 20, 21 No. of units      711,441      156,818           --           --           --
    Ven 24 No. of units        9,002        3,424           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year    15.922213    12.500000           --           --           --
   Value at End of Year    12.601917    15.922213           --           --           --
           No. of Units       36,268        1,486           --           --           --

SMALL COMPANY TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 22, 20 Contracts with GEM
 Value at Start of Year  $ 15.049596  $ 12.500000           --           --           --
   Value at End of Year    15.698807    15.049596           --           --           --
           No. of Units        5,280        5,951           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    15.034643    12.500000           --           --           --
   Value at End of Year    15.659783    15.034643           --           --           --
           No. of Units        3,000          431           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    15.069552    12.500000           --           --           --
   Value at End of Year    15.750987    15.069552           --           --           --
  Ven 7, 8 No. of units       91,974       27,170           --           --           --
     Ven 9 No. of units       13,958          570           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    15.069552    12.500000           --           --           --
   Value at End of Year    15.750987    15.069552           --           --           --
           No. of Units        2,092           --           --           --           --

SMALL COMPANY VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    16.599933    13.474224    10.230293    12.500000           --
   Value at End of Year    17.480162    16.599933    13.474224    10.230293           --
Ven 20, 21 No. of units    1,876,146    1,948,372    1,446,530      532,477           --
    Ven 24 No. of units      402,190      369,021      239,594       58,245           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    16.512601    13.430230    10.217263    12.500000           --
   Value at End of Year    17.353586    16.512601    13.430230    10.217263           --
           No. of Units      138,664      144,771       92,335       23,983           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.447403    13.397323    10.207514    12.500000           --
   Value at End of Year    17.259237    16.447403    13.397323    10.207514           --
           No. of Units      366,916      356,744      307,326      140,797           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    16.599933           --           --           --           --
   Value at End of Year    17.480162           --           --           --           --
     Ven 9 No. of units        1,092           --           --           --           --

SMALL COMPANY VALUE TRUST - SERIES I SHARES (UNITS FIRST CREDITED 10-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    19.718987    15.973512    12.118604    13.063929    12.436171
   Value at End of Year    20.813453    19.718987    15.973512    12.118604    13.063929
Ven 20, 21 No. of units    5,175,570    6,627,653    7,037,429    7,442,445    5,073,940
    Ven 24 No. of units      126,730      144,770      153,847      184,978      134,881

Ven 22, 20 Contracts with GEM
 Value at Start of Year    19.404678    15.750438    11.973240    12.933102    12.500000
   Value at End of Year    20.440914    19.404678    15.750438    11.973240    12.933102
           No. of Units       59,073       70,066       86,161       72,528       22,495

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    20.883351    16.976139    12.924339    13.981425    13.356548
   Value at End of Year    21.965690    20.883351    16.976139    12.924339    13.981425
           No. of Units      228,275      246,837      265,650      230,753       83,013

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    19.718987    15.973512    12.118604    13.063929    12.436171

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

SMALL COMPANY VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

SMALL COMPANY VALUE TRUST - SERIES I SHARES (UNITS FIRST CREDITED 10-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    11.904646    11.178700    11.898363    12.500000           --
   Value at End of Year    12.436171    11.904646    11.178700    11.898363           --
Ven 20, 21 No. of units    2,585,277    2,675,661    3,080,028      680,319           --
    Ven 24 No. of units       81,120       37,963           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    11.904646    11.178700    11.898363    12.500000           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
   Value at End of Year    20.813453    19.718987    15.973512    12.118604    13.063929
  Ven 7, 8 No. of units      788,614    1,026,510    1,035,166    1,080,029      651,594
     Ven 9 No. of Units      218,729      314,603      335,127      392,414      399,901

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    19.718987    15.973512    12.118604    13.063929    12.436171
   Value at End of Year    20.813453    19.718987    15.973512    12.118604    13.063929
           No. of Units       54,697       77,298       80,615       89,991       46,555

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
   Value at End of Year    12.436171    11.904646    11.178700    11.898363           --
  Ven 7, 8 No. of units      451,429      661,046    1,155,153      497,334           --
     Ven 9 No. of Units      217,381      234,537      257,439           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    11.904646    11.178700    11.898363    12.500000           --
   Value at End of Year    12.436171    11.904646    11.178700    11.898363           --
           No. of Units       38,350       28,328       33,138        9,967           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
SPECIAL VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 18.516944  $ 15.655498  $ 12.500000           --           --
   Value at End of Year    19.227962    18.516944    15.655498           --           --
Ven 20, 21 No. of units      136,496      141,950       20,888           --           --
    Ven 24 No. of units        9,028        8,656          654           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    18.455633    15.634958    12.500000           --           --
   Value at End of Year    19.126131    18.455633    15.634958           --           --
           No. of Units          930          311        3,629           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    18.409773    15.619575    12.500000           --           --
   Value at End of Year    19.050101    18.409773    15.619575           --           --
           No. of Units       15,551       13,964          338           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    18.516944    15.655498    12.500000           --           --
   Value at End of Year    19.227962    18.516944    15.655498           --           --
  Ven 7, 8 No. of units       15,632        9,175           48           --           --
     Ven 9 No. of units        3,184        6,727          265           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    18.516944    15.655498    12.500000           --           --
   Value at End of Year    19.227962    18.516944    15.655498           --           --
           No. of Units          270           56           --           --           --

STRATEGIC BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    15.244309    14.530751    13.048941    12.500000           --
   Value at End of Year    15.399769    15.244309    14.530751    13.048941           --
Ven 20, 21 No. of units    1,204,561      841,722      437,824       76,953           --
    Ven 24 No. of units      301,634      170,157       73,615        9,379           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    15.164110    14.483320    13.032376    12.500000           --
   Value at End of Year    15.288219    15.164110    14.483320    13.032376           --
           No. of Units       81,202       57,020       43,256        7,205           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    15.104238    14.447843    13.019956    12.500000           --
   Value at End of Year    15.205102    15.104238    14.447843    13.019956           --
           No. of Units      253,637      209,391      182,221       86,329           --

STRATEGIC BOND TRUST - SERIES I SHARES (UNITS FIRST CREDITED 2-19-1993)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    20.419462    19.414151    17.405164    16.199150    15.463354
   Value at End of Year    20.679513    20.419462    19.414151    17.405164    16.199150
Ven 20, 21 No. of units    3,470,122    4,030,892    4,828,044    5,456,736    1,519,001
    Ven 24 No. of units       80,443      132,214      151,800      167,157      111,312

Ven 22, 20 Contracts with GEM
 Value at Start of Year    16.277674    15.507338    13.930464    12.991163    12.500000
   Value at End of Year    16.452126    16.277674    15.507338    13.930464    12.991163
           No. of Units       43,704       55,732       30,525       28,190       10,722

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.804828    16.033629    14.424843    13.472399    12.905776
   Value at End of Year    16.959541    16.804828    16.033629    14.424843    13.472399
           No. of Units      260,839      272,635      327,012      396,081      145,817

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
SPECIAL VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

STRATEGIC BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

STRATEGIC BOND TRUST - SERIES I SHARES (UNITS FIRST CREDITED 2-19-1993)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.602672    14.486687    14.500997    13.250563    11.716972
   Value at End of Year    15.463354    14.602672    14.486687    14.500997    13.250563
Ven 20, 21 No. of units    6,971,616    7,892,807    9,127,218    7,843,799    5,114,963
    Ven 24 No. of units       94,269       37,069           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    20.419462    19.414151    17.405164    16.199150    15.463354
   Value at End of Year    20.679513    20.419462    19.414151    17.405164    16.199150
  Ven 7, 8 No. of units    1,171,444    1,376,175    1,712,442    2,051,726    2,326,591
     Ven 9 No. of Units      487,218      643,644      779,734      987,706    1,209,278

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    20.419462    19.414151    17.405164    16.199150    15.463354
   Value at End of Year    20.679513    20.419462    19.414151    17.405164    16.199150
           No. of Units       37,089       36,991       46,767       75,280       90,832

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    14.602672    14.486687    14.500997    13.250563    11.716972
   Value at End of Year    15.463354    14.602672    14.486687    14.500997    13.250563
  Ven 7, 8 No. of units    3,148,304    5,293,492    7,846,300    9,000,946    8,373,296
     Ven 9 No. of Units    1,459,529    1,888,603    2,481,444    2,261,586    1,663,287

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    14.602672    14.486687    14.500997    13.250563    11.716972
   Value at End of Year    15.463354    14.602672    14.486687    14.500997    13.250563
           No. of Units      139,566      258,604      430,512      306,408      258,026

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) -
SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --  $ 12.966005  $ 10.385269  $ 12.500000           --
   Value at End of Year           --    13.587529    12.966005    10.385269           --
Ven 20, 21 No. of units           --      384,247      348,820       93,839           --
    Ven 24 No. of units           --      135,381      160,733       42,059           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --    12.923652    10.372037    12.500000           --
   Value at End of Year           --    13.516016    12.923652    10.372037           --
           No. of Units           --       61,273       50,422       10,010           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --    12.891982    10.362137    12.500000           --
   Value at End of Year           --    13.462604    12.891982    10.362137           --
           No. of Units           --       73,095       69,535       19,777           --

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) -
SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --     9.690358     7.746167    10.916683    12.500000
   Value at End of Year           --    10.182170     9.690358     7.746167    10.916683
Ven 20, 21 No. of units           --    1,702,814    2,001,578    2,281,765    1,681,746
    Ven 24 No. of units           --       15,166       18,904       25,476        8,167

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --     9.638669     7.720252    10.901999    12.500000
   Value at End of Year           --    10.107563     9.638669     7.720252    10.901999
           No. of Units           --       49,569       76,772      125,303       65,856

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --     9.600076     7.700872    10.891002    12.500000
   Value at End of Year           --    10.051965     9.600076     7.700872    10.891002
           No. of Units           --      153,068      162,312      180,474       66,971

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --     9.690358     7.746167    10.916683    12.500000
   Value at End of Year           --    10.182170     9.690358     7.746167    10.916683
  Ven 7, 8 No. of units           --      492,837      608,277      647,858      547,350
     Ven 9 No. of Units           --        7,919       10,477        9,180       13,707

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --     9.690358     7.746167    10.916683    12.500000
   Value at End of Year           --    10.182170     9.690358     7.746167    10.916683
           No. of Units           --        8,355       16,952        6,670          263

STRATEGIC INCOME TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.482843    12.500000           --           --           --
   Value at End of Year    13.561164    13.482843           --           --           --
Ven 20, 21 No. of units      277,989      175,332           --           --           --
    Ven 24 No. of units       12,333        5,218           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    13.464984    12.500000           --           --           --
   Value at End of Year    13.516210    13.464984           --           --           --
           No. of Units        4,765        5,547           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.451607    12.500000           --           --           --
   Value at End of Year    13.482599    13.451607           --           --           --
           No. of Units       32,367        8,047           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) -
SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) -
SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of Units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

STRATEGIC INCOME TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year             --           --           --           --           --
   Value at End of Year             --           --           --           --           --
           No. of Units             --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    13.482843    12.500000           --           --           --
   Value at End of Year    13.561164    13.482843           --           --           --
  Ven 7, 8 No. of units       14,242       18,169           --           --           --
     Ven 9 No. of units        2,486           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    13.482843    12.500000           --           --           --
   Value at End of Year    13.561164    13.482843           --           --           --
           No. of Units        1,618           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
STRATEGIC OPPORTUNITIES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 11.274586  $ 10.173768  $  8.213230  $ 12.500000           --
   Value at End of Year    12.180102    11.274586    10.173768     8.213230           --
Ven 20, 21 No. of units      387,884      388,371      365,084      141,456           --
    Ven 24 No. of units       81,753       84,550      152,186        5,652           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    11.215236    10.140521     8.202760    12.500000           --
   Value at End of Year    12.091863    11.215236    10.140521     8.202760           --
           No. of Units       38,453       44,688       45,611       23,769           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    11.170935    10.115663     8.194922    12.500000           --
   Value at End of Year    12.026098    11.170935    10.115663     8.194922           --
           No. of Units       23,747       25,705       31,142        8,850           --

STRATEGIC OPPORTUNITIES TRUST - SERIES I SHARES (UNITS FIRST CREDITED 6-18-1985)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    25.234563    22.785020    18.361297    30.409247    36.392717
   Value at End of Year    27.304682    25.234563    22.785020    18.361297    30.409247
Ven 20, 21 No. of units    6,053,185    7,625,937    9,236,387   11,136,302   14,054,105
    Ven 24 No. of units      102,849      126,901      152,186      175,537      189,667

Ven 22, 20 Contracts with GEM
 Value at Start of Year     8.153802     7.377080     5.956702     9.885051    12.500000
   Value at End of Year     8.805127     8.153802     7.377080     5.956702     9.885051
           No. of Units       95,649      101,502      120,871      132,025       75,021

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year     8.185893     7.417269     5.998128     9.968780    11.972462
   Value at End of Year     8.826573     8.185893     7.417269     5.998128     9.968780
           No. of Units      330,321      406,631      485,381      522,347      376,314

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    25.234563    22.785020    18.361297    30.409247    36.392717
   Value at End of Year    27.304682    25.234563    22.785020    18.361297    30.409247
  Ven 7, 8 No. of units    3,996,865    4,927,840    6,005,859    7,220,307    9,079,549
     Ven 9 No. of Units      841,497    1,032,267    1,206,545    1,392,298    1,796,112

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    25.234563    22.785020    18.361297    30.409247    36.392717
   Value at End of Year    27.304682    25.234563    22.785020    18.361297    30.409247
           No. of Units      329,542      385,108      435,002      496,511      636,465

Ven 1 Contracts with no Optional Riders
 Value at Start of Year    41.811179    37.711536    30.356953    50.221375    60.037547
   Value at End of Year    45.290043    41.811179    37.711536    30.356953    50.221375
           No. of Units        4,699        8,484        8,494        9,041        9,984

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) - SERIES II SHARES
(UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.480704    12.467370     9.825317    12.500000           --
   Value at End of Year    14.204329    14.480704    12.467370     9.825317           --
Ven 20, 21 No. of units      281,689      291,241      217,127       58,726           --
    Ven 24 No. of units      176,263      144,571       81,978        3,533           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    14.404476    12.426623     9.812793    12.500000           --
   Value at End of Year    14.101409    14.404476    12.426623     9.812793           --
           No. of Units       24,513       18,916       20,509        7,196           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
STRATEGIC OPPORTUNITIES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

STRATEGIC OPPORTUNITIES TRUST - SERIES I SHARES (UNITS FIRST CREDITED 6-18-1985)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    39.416089    31.289551    29.002593    24.664354    20.821819
   Value at End of Year    36.392717    39.416089    31.289551    29.002593    24.664354
Ven 20, 21 No. of units   15,034,496   14,850,708           --           --           --
    Ven 24 No. of units      191,971       84,731           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    39.416089    31.289551    29.002593    24.664354    20.821819
   Value at End of Year    36.392717    39.416089    31.289551    29.002593    24.664354
  Ven 7, 8 No. of units   11,548,940   16,521,415   22,815,540   27,305,361   32,163,642
     Ven 9 No. of Units    2,277,267    2,642,361    2,769,528    2,655,388    2,439,816

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    39.416089    31.289551    29.002593    24.664354    20.821819
   Value at End of Year    36.392717    39.416089    31.289551    29.002593    24.664354
           No. of Units      789,564      980,821    1,382,873    1,634,483    2,196,813

Ven 1 Contracts with no Optional Riders
 Value at Start of Year    64.954980    51.507214    47.690851    40.513296    34.164256
   Value at End of Year    60.037547    64.954980    51.507214    47.690851    40.513296
           No. of Units       10,775       12,707       14,155       17,423       18,984

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) - SERIES II SHARES
(UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.347577    12.396163     9.803416    12.500000           --
   Value at End of Year    14.024712    14.347577    12.396163     9.803416           --
           No. of Units       67,453       58,996       46,826       34,800           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) - SERIES I SHARES
(UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 11.242049  $  9.663184  $  7.609422  $ 10.599650  $ 12.500000
   Value at End of Year    11.053417    11.242049     9.663184     7.609422    10.599650
Ven 20, 21 No. of units      995,596    1,293,095    1,458,463    1,428,772    1,256,389
    Ven 24 No. of units       24,281       23,181       30,698       37,192      133,443

Ven 22, 20 Contracts with GEM
 Value at Start of Year    11.159685     9.611628     7.583955    10.585386    12.500000
   Value at End of Year    10.950581    11.159685     9.611628     7.583955    10.585386
           No. of Units       37,808       52,905       65,537       71,394       47,792

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    11.098309     9.573143     7.564926    10.574706    12.500000
   Value at End of Year    10.874078    11.098309     9.573143     7.564926    10.574706
           No. of Units       94,595       95,400      111,148      133,443       54,263

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    11.242049     9.663184     7.609422    10.599650    12.500000
   Value at End of Year    11.053417    11.242049     9.663184     7.609422    10.599650
  Ven 7, 8 No. of units       87,397      133,889      174,850      186,855      145,719
     Ven 9 No. of Units       11,776       30,764       26,960       16,885       18,072

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    11.242049     9.663184     7.609422    10.599650    12.500000
   Value at End of Year    11.053417    11.242049     9.663184     7.609422    10.599650
           No. of Units        5,435        7,378       15,764        7,185          589

TOTAL RETURN TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.246371    13.797961    13.342328    12.500000           --
   Value at End of Year    14.364766    14.246371    13.797961    13.342328           --
Ven 20, 21 No. of units    2,856,699    2,851,285    2,591,227      864,791           --
    Ven 24 No. of units      852,979      836,724      772,467      236,863           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    14.171394    13.752895    13.325384    12.500000           --
   Value at End of Year    14.260686    14.171394    13.752895    13.325384           --
           No. of Units      183,658      183,071      176,536       67,700           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.115409    13.719187    13.312683    12.500000           --
   Value at End of Year    14.183124    14.115409    13.719187    13.312683           --
           No. of Units      852,235      910,466      961,422      584,424           --

TOTAL RETURN TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    16.563922    16.004802    15.455104    14.311130    13.404017
   Value at End of Year    16.738625    16.563922    16.004802    15.455104    14.311130
Ven 20, 21 No. of units    8,524,495   10,183,408   12,880,819   16,498,774   11,390,468
    Ven 24 No. of units      453,502      523,343      648,851      764,140      509,254

Ven 22, 20 Contracts with GEM
 Value at Start of Year    15.332850    14.845027    14.363858    13.327266    12.500000
   Value at End of Year    15.463689    15.332850    14.845027    14.363858    13.327266
           No. of Units      136,043      146,317      165,771      235,757      101,548

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    16.109056    15.620011    15.136415    14.065149    13.220054
   Value at End of Year    16.222243    16.109056    15.620011    15.136415    14.065149
           No. of Units    1,191,675    1,390,261    1,625,590    1,785,674      635,784

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) - SERIES I SHARES
(UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of Units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

TOTAL RETURN TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

TOTAL RETURN TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.255674    12.500000           --           --           --
   Value at End of Year    13.404017    12.255674           --           --           --
Ven 20, 21 No. of units    4,942,671    2,498,750           --           --           --
    Ven 24 No. of units      268,256       78,135           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    16.563922    16.004802    15.455104    14.311130    13.404017
   Value at End of Year    16.738625    16.563922    16.004802    15.455104    14.311130
  Ven 7, 8 No. of units    1,207,624    1,419,106    1,926,539    2,525,927    4,677,905
     Ven 9 No. of Units      243,091      316,806      450,176      579,205      346,488

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    16.563922    16.004802    15.455104    14.311130    13.404017
   Value at End of Year    16.738625    16.563922    16.004802    15.455104    14.311130
           No. of Units       86,061       84,248      104,470      135,170       33,694

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.255674    12.500000           --           --           --
   Value at End of Year    13.404017    12.255674           --           --           --
  Ven 7, 8 No. of units    1,109,681      965,672           --           --           --
     Ven 9 No. of Units      154,736       96,156           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.255674    12.500000           --           --           --
   Value at End of Year    13.404017    12.255674           --           --           --
           No. of Units        8,750        3,534           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
TOTAL STOCK MARKET INDEX TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 14.461277  $ 13.141717  $ 10.226558  $ 12.500000           --
   Value at End of Year    15.032880    14.461277    13.141717    10.226558           --
Ven 20, 21 No. of units      479,230      294,133      260,853       66,768           --
    Ven 24 No. of units       91,450       97,242      228,392       20,550           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    14.385171    13.098782    10.213536    12.500000           --
   Value at End of Year    14.923964    14.385171    13.098782    10.213536           --
           No. of Units       56,929       49,165       42,013       10,425           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.328371    13.066689    10.203777    12.500000           --
   Value at End of Year    14.842824    14.328371    13.066689    10.203777           --
           No. of Units       63,864       62,962       45,352       16,300           --

TOTAL STOCK MARKET INDEX TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    10.714200     9.723963     7.554057     9.732630    11.142088
   Value at End of Year    11.167099    10.714200     9.723963     7.554057     9.732630
Ven 20, 21 No. of units    1,023,839    1,265,796    1,313,250    1,224,415    1,143,586
    Ven 24 No. of units       40,031       40,193       82,944       70,965       24,083

Ven 22, 20 Contracts with GEM
 Value at Start of Year    11.516334    10.472938     8.152164    10.524299    12.500000
   Value at End of Year    11.979243    11.516334    10.472938     8.152164    10.524299
           No. of Units       49,795       46,683       44,471       43,356        6,935

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    10.863288     9.893926     7.713002     9.972325    11.456807
   Value at End of Year    11.283059    10.863288     9.893926     7.713002     9.972325
           No. of Units       98,421      103,516       91,041       99,157      127,551

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    10.714200     9.723963     7.554057     9.732630    11.142088
   Value at End of Year    11.167099    10.714200     9.723963     7.554057     9.732630
  Ven 7, 8 No. of units       96,813      131,745      118,593       87,233       82,311
     Ven 9 No. of Units       23,055       30,185       36,515       34,031       21,652

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    19.205427     9.723963     7.554057     9.732630    11.142088
   Value at End of Year    11.167099    19.205427     9.723963     7.554057     9.732630
           No. of Units       43,446       56,451       56,751        7,039        3,775

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.088477    12.500000           --           --           --
   Value at End of Year    13.018201    13.088477           --           --           --
Ven 20, 21 No. of units      442,074       56,417           --           --           --
    Ven 24 No. of units      129,539        4,596           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    13.071138    12.500000           --           --           --
   Value at End of Year    12.975049    13.071138           --           --           --
           No. of Units       66,501           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.058147    12.500000           --           --           --
   Value at End of Year    12.942789    13.058147           --           --           --
           No. of Units       91,514        2,222           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
TOTAL STOCK MARKET INDEX TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

TOTAL STOCK MARKET INDEX TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    11.142088           --           --           --           --
Ven 20, 21 No. of units      391,242           --           --           --           --
    Ven 24 No. of units       29,052           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    11.142088           --           --           --           --
  Ven 7, 8 No. of units       40,604           --           --           --           --
     Ven 9 No. of Units        9,057           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    11.142088           --           --           --           --
           No. of Units        5,153           --           --           --           --

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --    12.500000           --           --           --
   Value at End of Year           --    13.088477           --           --           --
           No. of Units           --        5,927           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --    12.500000           --           --           --
   Value at End of Year           --    13.088477           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
U.S. GLOBAL LEADERS GROWTH TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-2005)
Ven 24, 21, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 12.500000           --           --           --           --
   Value at End of Year    13.004745           --           --           --           --
Ven 20, 21 No. of units    1,110,398           --           --           --           --
    Ven 24 No. of units        9,213           --           --           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.961637           --           --           --           --
           No. of Units       26,930           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.929410           --           --           --           --
           No. of Units      105,888           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    13.004745           --           --           --           --
  Ven 7, 8 No. of units      302,195           --           --           --           --
     Ven 9 No. of Units        6,187           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    13.004745           --           --           --           --
           No. of Units        6,355           --           --           --           --

U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.318387    13.151983    13.128409    12.500000           --
   Value at End of Year    13.324693    13.318387    13.151983    13.128409           --
Ven 20, 21 No. of units      948,394    1,025,660    1,110,845      533,053           --
    Ven 24 No. of units      177,205      212,984      197,111       52,169           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    13.248289    13.109028    13.111730    12.500000           --
   Value at End of Year    13.228138    13.248289    13.109028    13.111730           --
           No. of Units       77,626       91,031      116,839       36,437           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    13.195972    13.076906    13.099241    12.500000           --
   Value at End of Year    13.156206    13.195972    13.076906    13.099241           --
           No. of Units      543,231      542,712      629,036      293,643           --

U.S. GOVERNMENT SECURITIES TRUST - SERIES I SHARES (UNITS FIRST CREDITED 3-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    22.869318    22.541971    22.470272    21.100300    19.993612
   Value at End of Year    22.908316    22.869318    22.541971    22.470272    21.100300
Ven 20, 21 No. of units    2,751,334    3,606,618    4,793,752    7,292,001    5,593,960
    Ven 24 No. of units      145,201      180,944      257,637      403,618      213,477

Ven 22, 20 Contracts with GEM
 Value at Start of Year    14.119763    13.945604    13.929083    13.106028    12.500000
   Value at End of Year    14.115667    14.119763    13.945604    13.929083    13.106028
           No. of Units       74,474       88,698       99,958      138,785       59,729

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.885619    14.724137    14.728774    13.879256    13.197644
   Value at End of Year    14.859046    14.885619    14.724137    14.728774    13.879256
           No. of Units      555,575      684,610      821,504    1,176,776      450,038

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
U.S. GLOBAL LEADERS GROWTH TRUST - SERIES I SHARES (UNITS FIRST CREDITED 5-01-2005)
Ven 24, 21, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 21, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of Units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

U.S. GOVERNMENT SECURITIES TRUST - SERIES I SHARES (UNITS FIRST CREDITED 3-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    18.286918    18.587049    17.535478    16.393307    16.083213
   Value at End of Year    19.993612    18.286918    18.587049    17.535478    16.393307
Ven 20, 21 No. of units    4,231,675    4,754,358    4,070,228    3,013,840    2,812,381
    Ven 24 No. of units       93,942       23,761           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    22.869318    22.541971    22.470272    21.100300    19.993612
   Value at End of Year    22.908316    22.869318    22.541971    22.470272    21.100300
  Ven 7, 8 No. of units    1,297,081    1,614,429    2,122,109    3,045,706    3,067,509
     Ven 9 No. of Units      462,479      561,230      683,123      862,446      702,791

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    22.869318    22.541971    22.470272    21.100300    19.993612
   Value at End of Year    22.908316    22.869318    22.541971    22.470272    21.100300
           No. of Units      105,019      126,203      156,966      209,936      216,970

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    18.286918    18.587049    17.535478    16.393307    16.083213
   Value at End of Year    19.993612    18.286918    18.587049    17.535478    16.393307
  Ven 7, 8 No. of units    3,229,697    5,085,359    6,548,985    6,077,185    7,064,214
     Ven 9 No. of Units      686,671      843,937      990,184      824,733      807,763

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    18.286918    18.587049    17.535478    16.393307    16.083213
   Value at End of Year    19.993612    18.286918    18.587049    17.535478    16.393307
           No. of Units      237,376      330,164      428,699      763,522      710,503

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
U.S. HIGH YIELD BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 12.500000           --           --           --           --
   Value at End of Year    12.879916           --           --           --           --
Ven 20, 21 No. of units       19,767           --           --           --           --
    Ven 24 No. of units          667           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.862850           --           --           --           --
           No. of Units          155           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.850074           --           --           --           --
           No. of Units        4,385           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    12.500000           --           --           --           --
   Value at End of Year    12.879916           --           --           --           --
  Ven 7, 8 No. of units           63           --           --           --           --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES
(UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.388284    13.372967     9.921762    12.500000           --
   Value at End of Year    15.001462    14.388284    13.372967     9.921762           --
Ven 20, 21 No. of units    1,378,444    1,467,955    1,139,159      416,246           --
    Ven 24 No. of units      233,145      244,939      128,788       38,532           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    14.312562    13.329286     9.909127    12.500000           --
   Value at End of Year    14.892794    14.312562    13.329286     9.909127           --
           No. of Units       82,397       90,515       77,833       34,295           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.256031    13.296623     9.899663    12.500000           --
   Value at End of Year    14.811805    14.256031    13.296623     9.899663           --
           No. of Units      223,068      234,116      165,759       78,162           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    14.388284           --           --           --           --
   Value at End of Year    15.001462           --           --           --           --
     Ven 9 No. of units          407           --           --           --           --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES I SHARES (UNITS FIRST
CREDITED 5-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    13.326315    12.354355     9.140645    12.390130    12.894130
   Value at End of Year    13.905977    13.326315    12.354355     9.140645    12.390130
Ven 20, 21 No. of units   12,551,192   15,352,785   11,816,230   12,616,770   12,398,739
    Ven 24 No. of units      376,012      435,154      339,702      377,151      416,599

Ven 22, 20 Contracts with GEM
 Value at Start of Year    12.306729    11.432026     8.475151    11.511103    12.500000
   Value at End of Year    12.816453    12.306729    11.432026     8.475151    11.511103
           No. of Units       81,755       93,906       70,666      100,976       50,072

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    12.705323    11.820052     8.775940    11.937561    12.467016
   Value at End of Year    13.211775    12.705323    11.820052     8.775940    11.937561
           No. of Units      462,545      552,942      571,627      520,506      241,495

Ven 9, 8,7 Contracts with no Optional Riders

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
U.S. HIGH YIELD BOND TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES
(UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES I SHARES
(UNITS FIRST CREDITED 5-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    12.721279    12.500000           --           --           --
   Value at End of Year    12.894130    12.721279           --           --           --
Ven 20, 21 No. of units    8,985,000    4,369,955           --           --           --
    Ven 24 No. of units      345,814      110,817           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year    13.326315    12.354355     9.140645    12.390130    12.894130
   Value at End of Year    13.905977    13.326315    12.354355     9.140645    12.390130
  Ven 7, 8 No. of units      906,374    1,308,889      869,461      907,289      986,019
     Ven 9 No. of Units      271,066      342,414      192,434      189,588      175,115

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    13.326315    12.354355     9.140645    12.390130    12.894130
   Value at End of Year    13.905977    13.326315    12.354355     9.140645    12.390130
           No. of Units       75,863      122,075       81,126       79,208      109,471

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
 Value at Start of Year    12.721279    12.500000           --           --           --
   Value at End of Year    12.894130    12.721279           --           --           --
  Ven 7, 8 No. of units      908,191      812,997           --           --           --
     Ven 9 No. of Units      154,186      288,137           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    12.721279    12.500000           --           --           --
   Value at End of Year    12.894130    12.721279           --           --           --
           No. of Units       55,957       28,047           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
UTILITIES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 18.366353  $ 14.412596  $ 10.886485  $ 12.500000           --
   Value at End of Year    21.110756    18.366353    14.412596    10.886485           --
Ven 20, 21 No. of units      420,537      327,327      255,700       55,444           --
    Ven 24 No. of units       65,416       58,295       33,132        1,856           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    18.269759    14.365541    10.872646    12.500000           --
   Value at End of Year    20.957916    18.269759    14.365541    10.872646           --
           No. of Units       35,771       33,611       19,803        2,135           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    18.197615    14.330345    10.862270    12.500000           --
   Value at End of Year    20.843976    18.197615    14.330345    10.862270           --
           No. of Units       85,040       50,626       25,906        9,361           --

UTILITIES TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    11.818383     9.260547     6.980670     9.259344    12.500000
   Value at End of Year    13.615000    11.818383     9.260547     6.980670     9.259344
Ven 20, 21 No. of units    1,588,012    1,411,455    1,155,186      999,664      816,957
    Ven 24 No. of units       56,720       81,660       26,413       14,820       20,684

Ven 22, 20 Contracts with GEM
 Value at Start of Year    11.731812     9.211153     6.957324     9.246883    12.500000
   Value at End of Year    13.488355    11.731812     9.211153     6.957324     9.246883
           No. of Units       45,318       53,409       58,350       69,010       39,029

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    11.667328     9.174298     6.939875     9.237560    12.500000
   Value at End of Year    13.394183    11.667328     9.174298     6.939875     9.237560
           No. of Units      151,571      149,497      127,263      126,518       82,992

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    11.818383     9.260547     6.980670     9.259344    12.500000
   Value at End of Year    13.615000    11.818383     9.260547     6.980670     9.259344
  Ven 7, 8 No. of units      132,095      162,689       82,207       56,515       36,533
     Ven 9 No. of Units       58,046       61,234       55,818       43,665       48,346

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    11.818383     9.260547     6.980670     9.259344    12.500000
   Value at End of Year    13.615000    11.818383     9.260547     6.980670     9.259344
           No. of Units       10,426        8,229        4,546           --          547

VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year    14.751510    13.004372     9.514740    12.500000           --
   Value at End of Year    16.343941    14.751510    13.004372     9.514740           --
Ven 20, 21 No. of units      469,625      550,507      353,383      142,517           --
    Ven 24 No. of units       66,996       57,984       35,681        3,908           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year    14.673914    12.961913     9.502632    12.500000           --
   Value at End of Year    16.225596    14.673914    12.961913     9.502632           --
           No. of Units       31,187       34,342       27,647        2,569           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    14.615931    12.930141     9.493546    12.500000           --
   Value at End of Year    16.137336    14.615931    12.930141     9.493546           --
           No. of Units       83,629       80,202       58,326       22,239           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
UTILITIES TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

UTILITIES TRUST - SERIES I SHARES (UNITS FIRST CREDITED 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of Units           --           --           --           --           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

VALUE TRUST - SERIES II SHARES (UNITS FIRST CREDITED 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
Ven 20, 21 No. of units           --           --           --           --           --
    Ven 24 No. of units           --           --           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of Units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    14.751510           --           --           --           --
   Value at End of Year    16.343941           --           --           --           --
     Ven 9 No. of units          593           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
     Ven 9 No. of units           --           --           --           --           --

                             YEAR         YEAR         YEAR         YEAR         YEAR
                            Ended         Ended        Ended        Ended        Ended
                           12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                         -----------  -----------  -----------  -----------  -----------
VALUE TRUST - SERIES I SHARES (UNITS FIRST CREDITED 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 20.727331  $ 18.250518  $ 13.337895  $ 17.521564  $ 17.182340
   Value at End of Year    23.006889    20.727331    18.250518    13.337895    17.521564
Ven 20, 21 No. of units    4,112,215    5,529,440    5,784,403    7,257,711    8,096,012
    Ven 24 No. of units      105,003      114,024      129,475      157,262      171,629

Ven 22, 20 Contracts with GEM
 Value at Start of Year    14.418902    12.721391     9.315660    12.262228    12.500000
   Value at End of Year    15.972794    14.418902    12.721391     9.315660    12.262228
           No. of units       72,774       80,824       76,772       63,985       55,965

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year    18.500073    16.346669    11.988345    15.804033    15.552753
   Value at End of Year    20.463158    18.500073    16.346669    11.988345    15.804033
           No. of units      168,658      189,578      207,653      224,097      159,978

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    20.727331    18.250518    13.337895    17.521564    17.182340
   Value at End of Year    23.006889    20.727331    18.250518    13.337895    17.521564
  Ven 7, 8 No. of units      435,336      628,519      685,771      924,294    1,115,499
     Ven 9 No. of units      226,613      282,348      360,293      415,649      503,606

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    20.727331    18.250518    13.337895    17.521564    17.182340
   Value at End of Year    23.006889    20.727331    18.250518    13.337895    17.521564
           No. of units       30,710       45,589       42,511       56,497       53,892

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             Ended        Ended        Ended        Ended        Ended
                           12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
                         -----------  -----------  -----------  -----------  -----------
VALUE TRUST - SERIES I SHARES (UNITS FIRST CREDITED 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  $ 13.987433  $ 14.591878  $ 15.057118  $ 12.500000           --
   Value at End of Year    17.182340    13.987433    14.591878    15.057118           --
Ven 20, 21 No. of units    5,027,319    4,918,632    5,507,752    3,452,139           --
    Ven 24 No. of units       87,689       29,887           --           --           --

Ven 22, 20 Contracts with GEM
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of units           --           --           --           --           --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year           --           --           --           --           --
   Value at End of Year           --           --           --           --           --
           No. of units           --           --           --           --           --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year    13.987433    14.591878    15.057118    12.500000           --
   Value at End of Year    17.182340    13.987433    14.591878    15.057118           --
  Ven 7, 8 No. of units           --           --           --           --           --
     Ven 9 No. of units      421,035      483,257      557,130      262,614           --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year    13.987433    14.591878    15.057118    12.500000           --
   Value at End of Year    17.182340    13.987433    14.591878    15.057118           --
           No. of units       34,559       35,958       76,686       51,361           --

                                                    Prospectus dated May 1, 2006

                            (JOHN HANCOCK (R) LOGO)

                             JOHN HANCOCK ANNUITIES

                           Wealthmark Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in WEALTHMARK flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") that were previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. These Contracts are no longer offered for sale, however, you may make additional Purchase Payments as permitted under your Contract. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Wealthmark variable annuity Contract for the name of your issuing Company.

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.

AIM VARIABLE INSURANCE FUNDS
AIM V. I. Utilities Fund

ALGER AMERICAN FUND
Alger American Balanced
Alger American Leveraged AllCap

CREDIT SUISSE TRUST
Credit Suisse Trust-Emerging Markets
Credit Suisse Trust Global Small Cap

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus I.P. MidCap Stock

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Dreyfus Socially Responsible Growth Fund Inc.

DWS INVESTMENTS VIT FUNDS TRUST
DWS Equity 500 Index VIP
DWS RREEF Real Estate Securities VIP

DWS VARIABLE SERIES I
DWS Bond VIP
DWS Capital Growth VIP
DWS Global Opportunities VIP
DWS Growth & Income VIP
DWS Health Care VIP
DWS International VIP

DWS VARIABLE SERIES II
DWS Balanced VIP
DWS Blue Chip VIP
DWS Conservative Allocation VIP
DWS Core Fixed Income VIP
DWS Davis Venture Value VIP
DWS Dreman Financial Services VIP
DWS Dreman High Return Equity VIP
DWS Dreman Small Cap Value VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS Growth Allocation VIP
DWS High Income VIP
DWS Income Allocation VIP
DWS International Select Equity VIP
DWS Janus Growth & Income VIP
DWS Janus Growth Opportunities VIP
DWS Large Cap Value VIP
DWS Legg Mason Aggressive Growth VIP
DWS Mercury Large Cap Core VIP
DWS MFS Strategic Value VIP
DWS Mid Cap Growth VIP
DWS Moderate Allocation VIP
DWS Money Market VIP
DWS Oak Strategic Equity VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP
DWS Templeton Foreign Value VIP
DWS Turner Mid Cap Growth VIP

JOHN HANCOCK TRUST
Lifestyle Aggressive
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

If you purchased a John Hancock New York Contract, you may have elected a "Payment Credit" Rider for an extra fee. If you did, John Hancock New York will add a Payment Credit of at least 4% of each Purchase Payment that you make under your Contract. Expenses (including withdrawal charges) for a Contract which has a Payment Credit Rider may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Credit Rider. The amount of the Payment Credit Rider may, over time, be more than offset by the additional fees and charges associated with the Payment Credit Rider.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

    ANNUITIES SERVICE CENTER                             MAILING ADDRESS
       601 Congress Street                            Post Office Box 55230
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                  www.johnhancockannuities.com

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

    ANNUITIES SERVICE CENTER                            MAILING ADDRESS
       601 Congress Street                            Post Office Box 55013
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078                   www.johnhancocknewyork.com

                                Table of Contents

GLOSSARY OF SPECIAL TERMS.................................................     1
OVERVIEW..................................................................     3
FEE TABLES................................................................     7
   EXAMPLES...............................................................     9
GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS.........    14
   THE COMPANIES..........................................................    14
   THE SEPARATE ACCOUNTS..................................................    15
   THE FUNDS..............................................................    15
   VOTING INTEREST........................................................    20
DESCRIPTION OF THE CONTRACT...............................................    21
   ELIGIBLE PLANS.........................................................    21
   ELIGIBLE GROUPS........................................................    21
   ACCUMULATION PERIOD PROVISIONS.........................................    21
      Purchase Payments...................................................    21
      Payment Credit......................................................    22
      Accumulation Units..................................................    23
      Value of Accumulation Units.........................................    23
      Net Investment Factor...............................................    23
      Transfers Among Investment Options..................................    23
      Maximum Number of Investment Options................................    24
      Telephone and Electronic Transactions...............................    25
      Special Transfer Services-Dollar Cost Averaging.....................    25
      Special Transfer Services - Asset Rebalancing Program...............    26
      Withdrawals.........................................................    26
      Special Withdrawal Services - The Income Plan.......................    26
      Optional Guaranteed Minimum Withdrawal Benefits.....................    27
      Death Benefit During Accumulation Period............................    27
      Optional Enhanced Death Benefits....................................    28
   PAY-OUT PERIOD PROVISIONS..............................................    29
      General.............................................................    29
      Annuity Options.....................................................    29
      Determination of Amount of the First Variable Annuity Benefit
         Payment..........................................................    30
      Annuity Units and the Determination of Subsequent Variable Annuity
         Benefit Payments.................................................    30
      Transfers During Pay-out Period.....................................    31
      Death Benefit During Pay-out Period.................................    31
      Optional Guaranteed Minimum Income Benefits.........................    31
   OTHER CONTRACT PROVISIONS..............................................    31
      Right to Review.....................................................    31
      Ownership...........................................................    32
      Annuitant...........................................................    33
      Beneficiary.........................................................    33
      Modification........................................................    33
      Our Approval........................................................    33
      Misstatement and Proof of Age, Sex or Survival......................    33
   FIXED INVESTMENT OPTIONS...............................................    33
CHARGES AND DEDUCTIONS....................................................    36
   WITHDRAWAL CHARGES.....................................................    36
   ANNUAL CONTRACT FEE....................................................    37
   ASSET-BASED CHARGES....................................................    37
      Daily Administration Fee............................................    37
      Mortality and Expense Risks Fee.....................................    37
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS.....................    38
   PREMIUM TAXES..........................................................    38
FEDERAL TAX MATTERS.......................................................    39
   INTRODUCTION...........................................................    39
   OUR TAX STATUS.........................................................    39
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS...........................    39
   NON-QUALIFIED CONTRACTS................................................    39
      Undistributed Gains.................................................    39
      Taxation of Annuity Payments........................................    40
      Surrenders, Withdrawals and Death Benefits..........................    40
      Taxation of Death Benefit Proceeds..................................    40
      Penalty Tax on Premature Distributions..............................    41
      Puerto Rico Non-Qualified Contracts.................................    41
      Diversification Requirements........................................    41
   QUALIFIED CONTRACTS....................................................    42
      Penalty Tax on Premature Distributions..............................    42
      Tax-Free Rollovers..................................................    43
      Loans...............................................................    43
      Puerto Rico Contracts Issued to Fund Retirement Plans...............    44
   SEE YOUR OWN TAX ADVISER...............................................    44
GENERAL MATTERS...........................................................    45
   ASSET ALLOCATION SERVICES..............................................    45
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM...............    45
   DISTRIBUTION OF CONTRACTS..............................................    45
      Standard Compensation...............................................    45
      Additional Compensation and Revenue Sharing.........................    46
      Differential Compensation...........................................    46
   CONFIRMATION STATEMENTS................................................    46
   REINSURANCE ARRANGEMENTS...............................................    46
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE..................   A-1
APPENDIX B: QUALIFIED PLAN TYPES..........................................   B-1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS..............................   C-1
APPENDIX D: OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS...............   D-1
APPENDIX E: OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS...................   E-1
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES............................   F-1

We provide additional information about the Contracts and the Separate Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents

General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Registered Public Accountant...............................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents

General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Registered Public Accoutant................................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1

                            Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The variable annuity contract offered by this Prospectus. If you purchased this annuity under a group contract, a "Contract" means the certificate issued to you under the group contract.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

FUND: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.

MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.

PROSPECTUS: This Prospectus that describes interests in the Contracts.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLANS: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A sub-account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOAN: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                    Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

Each Contract is a flexible Purchase Payment deferred combination fixed and variable annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

We no longer offer the Contracts described in this Prospectus for sale; however, you may make additional Purchase Payments as permitted under your Contract.

WHO ISSUED MY CONTRACT?

Your Contract provides the name of the Company that issued your Contract. In general, John Hancock USA may have issued the Contract in any jurisdiction except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers tax-deferred treatment of earnings, a death benefit and annuity benefit payments. In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with partial withdrawals. We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payments to refer to the investments you make in the Contract. The below table shows the required minimum amount you initially paid for the Contract. The table also shows the required minimum amount for subsequent Purchase Payments. Additional Purchase Payments generally may be made at any time.

TYPE OF          MINIMUM INITIAL    MINIMUM SUBSEQUENT
CONTRACT        PURCHASE PAYMENT   PURCHASE PAYMENT(1)
--------        ----------------   -------------------
Non-Qualified        $5,000                $30
Qualified            $2,000                $30

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Asset Allocation Funds) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

FIXED INVESTMENT OPTIONS. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option. If available, the amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period". However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

CAN I TAKE OUT ANY OF MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.

We describe the following optional benefit Riders in the Appendices to this
Prospectus:

Appendix C: Optional Enhanced Death Benefits

-    Enhanced Earnings Death Benefit - not offered in New York or Washington;

-    Accelerated Beneficiary Protection Death Benefit - not offered in New York.

Appendix D:  Optional Guaranteed Minimum Withdrawal Benefits

-    Guaranteed Principal Plus;

-    Guaranteed Principal Plus for Life.

Appendix E: Optional Guaranteed Minimum Income Benefits

-    Guaranteed Retirement Income Benefits - offered by John Hancock USA;

-    Guaranteed Retirement Income Benefits - offered by John Hancock New York.

In addition, if you purchased your Contract in New York, John Hancock New York offered a Payment Credit optional Rider. Under this Rider, John Hancock New York will credit a Payment Credit equal to 4% (5% for Contracts issued between July 12 and October 30, 2004) of the Purchase Payment and allocate it among Investment Options in the same proportions as your Purchase Payments. Contracts with this feature are subject to a higher withdrawal charge and for a longer period of time. The Payment Credit Rider was not available for Contracts issued before January, 2001. Once available, it could only be elected at Contract issue and cannot be revoked once elected. Your initial Purchase Payment must have been at least $10,000 to elect the Payment Credit Rider. The Payment Credit Rider was not available with Contracts issued by John Hancock USA.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has an annual Contract fee of $30. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

- full or partial withdrawals (including surrenders and systematic withdrawals);

-    payment of any death benefit proceeds; and

-    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

-    the type of the distribution;

-    when the distribution is made;

-    the nature of any Qualified Plan for which the Contract is being used; and

-    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.

IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE

INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the "Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you would have received a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                   Fee Tables

The following tables describe the fees and expenses that you paid when you purchased the Contract as well as the fees and expenses you will pay while owning and surrendering a Wealthmark Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                     CONTRACT OWNER TRANSACTION EXPENSES(A)

                                JOHN HANCOCK USA

MAXIMUM WITHDRAWAL CHARGE
-------------------------
(as percentage of Purchase
Payments)(B)
First Year                     6%
Second Year                    6%
Third Year                     5%
Fourth Year                    5%
Fifth Year                     4%
Sixth Year                     3%
Seventh Year                   2%
Thereafter                     0%

TRANSFER FEE(C)
Maximum Fee                  $25
Current Fee                  $ 0

                              JOHN HANCOCK NEW YORK

MAXIMUM WITHDRAWAL CHARGE       WITH PAYMENT CREDIT RIDER   WITHOUT PAYMENT CREDIT RIDER
-------------------------       -------------------------   ----------------------------
(as percentage of Purchase
Payments)(B)
First Year                                   8%                           6%
Second Year                                  8%                           6%
Third Year                                   7%                           5%
Fourth Year                                  7%                           5%
Fifth Year                                   5%                           4%
Sixth Year                                   4%                           3%
Seventh Year                                 3%                           2%
Eighth Year                                  1%                          --
Thereafter                                   0%                           0%

TRANSFER FEE(C)
Maximum Fee                                $25                          $25
Current Fee                                $ 0                          $ 0

(A) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "General Matters - Premium Taxes").

(B) The charge is taken within the specified period of years measured from the date of payment.

(C) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE TABLES DO NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES

                                                              JOHN HANCOCK USA   JOHN HANCOCK NEW YORK
ANNUAL CONTRACT FEE(A)                                              $30                 $30
----------------------                                        ----------------   ---------------------
ANNUAL SEPARATE ACCOUNT EXPENSES(B)
Mortality and Expense Risks Fee                                     1.25%                1.25%
Daily Administration Fee - asset based                              0.15%                0.15%
                                                                    -----                -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                              1.40%                1.40%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT
Optional Enhanced Earnings Death Benefit Fee                        0.20%             not offered
Optional Payment Credit Fee(C)                                   not offered             0.35%
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                              1.60%                1.75%
(With the Enhanced Earnings Death Benefit and Payment
   Credit Fees reflected, as applicable)

FEES DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed Minimum Withdrawal Benefits(D)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)
   Maximum Fee                                                      0.75%                0.75%
   Current Fee - Guaranteed Principal Plus for Life                 0.40%                0.40%
   Current Fee - Guaranteed Principal Plus                          0.30%                0.30%
Optional Guaranteed Minimum Income Benefits(E)
(as a percentage of Income Base)
   Guaranteed Retirement Income Benefit II                          0.45%                0.45%
   Guaranteed Retirement Income Benefit III                         0.50%             not offered
Accelerated Beneficiary Protection Death Benefit(F)                 0.50%             not offered
(as a percentage of the Accelerated Beneficiary Protection
   Death Benefit)

(A) The $30 annual Contract fee will not be assessed prior to the Maturity Date under a Wealthmark Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000.

(B) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.

(C) This is a daily charge reflected as a percentage of the Variable Investment Options. If you elected the optional Payment Credit Rider, the guaranteed rate applicable to any Fixed Investment Options is also reduced by 0.35%.

(D) The current charge is 0.40% for Guaranteed Principal Plus for Life and 0.30% for Guaranteed Principal Plus. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

(E) Guaranteed Retirement Income Benefits could not be purchased if you elected to purchase Guaranteed Principal Plus or Guaranteed Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix E for availability.

(F) Subject to state availability, John Hancock USA offered the Accelerated Beneficiary Death Benefit from December, 2003 through December 2004. This option benefit could not be purchased, however, if you elected to purchase Guaranteed Principal Plus, Guaranteed Retirement Income Benefit II or Guaranteed Retirement Income Benefit III.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.

TOTAL ANNUAL FUND OPERATING EXPENSES(A)                 MINIMUM   MAXIMUM
---------------------------------------                 -------   -------
Range of expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 fees, and other
expenses                                                 0.65%     7.01%

(A) The minimum and maximum expenses shown do not include any expense reimbursements or fee waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.53% and 1.50%, respectively. Expense reimbursements and waivers may be terminated at any time.

EXAMPLES

The following examples are intended to help you compare the cost of investing in the Contract with the costs of investing in other variable annuity Contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Examples 1 and 2 pertain to Wealthmark Contracts with optional benefit Riders and Example 3 pertains to Wealthmark Contracts without optional benefit Riders.

EXAMPLE 1. Maximum Fund operating expenses - Wealthmark Contract with optional Riders

WEALTHMARK CONTRACT WITH OPTIONAL BENEFIT RIDERS: The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Enhanced Earnings Death Benefit and Guaranteed Principal Plus for Life optional benefit riders and, for John Hancock New York Contracts, the Payment Credit and Guaranteed Principal Plus for Life Riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA
ENHANCED EARNINGS DEATH BENEFIT AND GUARANTEED PRINCIPAL PLUS FOR LIFE

                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                $1,445    $3,067    $4,581    $7,799
If you annuitize, or do not surrender the
  Contract at the end of the applicable
  time period:                                $  927    $2,678    $4,302    $7,799

JOHN HANCOCK NEW YORK
PAYMENT CREDIT AND GUARANTEED PRINCIPAL PLUS FOR LIFE

                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                $1,630    $3,257    $4,700    $7,868
If you annuitize, or do not surrender the
   Contract at the end of the applicable
   time period:                               $  941    $2,715    $4,354    $7,868

EXAMPLE 2. Maximum Fund operating expenses - Wealthmark Contract with previously offered optional benefit Riders

WEALTHMARK CONTRACT WITH PREVIOUSLY OFFERED OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a Contract with the Enhanced Earnings Death Benefit and the previously offered Guaranteed Retirement Income Benefit III optional benefit Rider for John Hancock USA. For John Hancock New York the example assumes the Contract has the previously offered Guaranteed Retirement Income Benefit II optional benefit Rider. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA
ENHANCED EARNINGS DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME BENEFIT III

                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                $1,418    $2,995    $4,466    $7,652
If you annuitize, or do not surrender the
   Contract at the end of the applicable
   time period:                               $  900    $2,603    $4,183    $7,652

JOHN HANCOCK NEW YORK
GUARANTEED RETIREMENT INCOME BENEFIT II

                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                $1,396    $2,936    $4,381    $7,537
If you annuitize, or do not surrender the
   Contract at the end of the applicable
   time period:                               $  877    $2,541    $4,094    $7,537

EXAMPLE 3. Minimum Fund operating expenses - Wealthmark Contract with no optional benefit Riders

WEALTHMARK CONTRACT WITH NO OPTIONAL BENEFIT RIDERS The third example also assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK
NO OPTIONAL BENEFIT RIDERS

                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
If you surrender the Contract at the end of
   the applicable time period:                $  774    $1,164    $1,550    $2,469
If you annuitize, or do not surrender the
   Contract at the end of the applicable
   time period:                               $  218    $  671    $1,150    $2,469

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.

                                                                                            TOTAL
                                                     MANAGEMENT   RULE 12B-1     OTHER     ANNUAL
                                                        FEES        FEES       EXPENSES   EXPENSES
                                                     ----------   ----------   --------   --------
AIM VARIABLE INSURANCE FUNDS (SERIES I):
AIM V. I. Utilities Fund Portfolio (See Note 1.)        0.60%         N/A        0.36%      0.96%
ALGER AMERICAN FUND:
Alger American Balanced Portfolio                       0.75%        0.25%       0.06%      1.06%
Alger American Leveraged AllCap Portfolio               0.85%        0.25%       0.06%      1.16%
CREDIT SUISSE TRUST:
Credit Suisse Trust-Emerging Markets Portfolio          1.25%         N/A        0.40%      1.65%
(See Note 2.)
Credit Suisse Trust Global Small Cap Portfolio          1.25%         N/A        0.34%      1.59%
(See Note 2.)
DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. MidCap Stock Portfolio (See Note 3.)       0.75%        0.25%       0.04%      1.04%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Dreyfus Socially Responsible Growth Fund, Inc.          0.75%        0.25%       0.06%      1.06%
DWS INVESTMENTS VIT FUNDS TRUST:
DWS Equity 500 Index VIP (See Note 4.)                  0.19%        0.25%       0.28%      0.72%
   (formerly, "Scudder VIT Equity 500 Index")
DWS RREEF Real Estate Securities VIP (See Note 5.)      0.90%        0.25%       0.68%      1.83%
   (formerly, "Scudder Real Estate Securities")

                                                                                                           TOTAL
                                                                    MANAGEMENT   RULE 12B-1     OTHER     ANNUAL
                                                                       FEES        FEES       EXPENSES   EXPENSES
                                                                    ----------   ----------   --------   --------
DWS VARIABLE SERIES I:
DWS Bond VIP (See Note 6.)                                             0.48%        0.25%       0.31%      1.04%
   (formerly, "Scudder Bond Portfolio")
DWS Capital Growth VIP (See Note 6.)                                   0.46%        0.25%       0.18%      0.89%
   (formerly, "Scudder Capital Growth Portfolio")
DWS Global Opportunities VIP (See Note 6.)                             0.98%        0.25%       0.31%      1.54%
   (formerly, "Scudder Global Discovery Portfolio")
DWS Growth & Income VIP (See Note 6.)                                  0.47%        0.25%       0.23%      0.95%
   (formerly, "Scudder Growth and Income Portfolio")
DWS Health Care VIP (See Note 6.)                                      0.75%        0.25%       0.27%      1.27%
   (formerly, "Scudder Health Sciences Portfolio")
DWS International VIP (See Note 6.)                                    0.86%        0.25%       0.30%      1.41%
   (formerly, "Scudder  International Portfolio")

DWS VARIABLE SERIES II:
DWS Balanced VIP (See Note 7.)                                         0.45%        0.25%       0.21%      0.91%
   (formerly, "Scudder Total Return Portfolio")
DWS Blue Chip VIP (See Note 7.)                                        0.65%        0.25%       0.19%      1.09%
   (formerly, "Scudder Blue Chip Portfolio")
DWS Conservative Allocation VIP (See Notes 7 and 8.)                   0.15%        0.25%       0.54%      0.94%
   (formerly, "Scudder Income & Growth Strategy Portfolio")
DWS Core Fixed Income VIP (See Note 7.)                                0.60%        0.25%       0.22%      1.07%
   (formerly, "Scudder Fixed Income Portfolio")
DWS Davis Venture Value VIP (See Note 7.)                              0.94%        0.25%       0.22%      1.41%
   (formerly, "SVS Davis Venture Value Portfolio")
DWS Dreman Financial Services VIP                                      0.75%        0.25%       0.29%      1.29%
   (formerly, "SVS Dreman Financial Services Portfolio")
DWS Dreman High Return Equity VIP (See Note 7.)                        0.73%        0.25%       0.19%      1.17%
   (formerly, "SVS Dreman High Return Equity Portfolio")
DWS Dreman Small Cap Value VIP (See Note 7.)                           0.75%        0.25%      .0.19%      1.19%
   (formerly, "SVS Dreman Small Cap Value Portfolio")
DWS Global Thematic VIP (See Note 7.)                                  1.00%        0.25%       0.54%      1.79%
   (formerly, "Scudder Global Blue Chip Portfolio")
DWS Government & Agency Securities VIP                                 0.55%        0.25%       0.22%      1.02%
   (formerly, "Scudder Government & Agency Securities Portfolio")
DWS Growth Allocation VIP  (See Notes 7 and 8.)                        0.15%        0.25%       0.25%      0.65%
   (formerly, "Scudder Growth Strategy Portfolio")
DWS High Income VIP                                                    0.60%        0.25%       0.25%      1.10%
   (formerly, "Scudder High Income Portfolio")
DWS Income Allocation VIP  (See Notes 7 and 8.)                        0.15%        0.25%       1.13%      1.53%
   (formerly, "Scudder Conservative Income Strategy Portfolio")
DWS International Select Equity VIP                                    0.75%        0.25%       0.26%      1.26%
   (formerly, "Scudder International Select Equity Portfolio")
DWS Janus Growth & Income VIP (See Note 7.)                            0.75%        0.25%       0.26%      1.26%
   (formerly, "SVS Janus Growth and Income Portfolio")
DWS Janus Growth Opportunities VIP (See Note 7.)                       0.75%        0.25%       0.25%      1.25%
   (formerly, "SVS Janus Growth Opportunities Portfolio")
DWS Legg Mason Aggressive Growth VIP (See Note 7.)                     0.80%        0.25%       0.68%      1.73%
   (formerly, "DWS Salomon Aggressive Growth VIP")
DWS Large Cap Value VIP (See Note 7.)                                  0.75%        0.25%       0.21%      1.21%
   (formerly, "Scudder Large Cap Value Portfolio")
DWS Mercury Large Cap Core VIP (See Note 7.)                           0.90%        0.25%       5.86%      7.01%
   (formerly, "Scudder Mercury Large Cap Core Portfolio")
DWS MFS Strategic Value VIP (See Note 7.)                              0.95%        0.25%       0.45%      1.65%
   (formerly, "SVS MFS Strategic Value Portfolio")
DWS Mid Cap Growth VIP (See Note 7.)                                   0.75%        0.25%       0.40%      1.40%
   (formerly, "Scudder Mid Cap Growth Portfolio")
DWS Moderate Allocation VIP (See Notes 7 and 8.)                       0.15%        0.25%       0.26%      0.66%
   (formerly, "Scudder Growth & Income Strategy Portfolio")
DWS Money Market VIP                                                   0.46%        0.25%       0.18%      0.89%
   (formerly, "Scudder Money Market Portfolio")

                                                                                                           TOTAL
                                                                    MANAGEMENT   RULE 12B-1     OTHER     ANNUAL
                                                                       FEES        FEES       EXPENSES   EXPENSES
                                                                    ----------   ----------   --------   --------
DWS VARIABLE SERIES II:
DWS Oak Strategic Equity VIP (See Note 7.)                             0.75%        0.25%       0.35%      1.35%
   (formerly, "SVS Oak Strategic Equity Portfolio")
DWS Small Cap Growth VIP (See Note 7.)                                 0.65%        0.25%       0.22%      1.12%
   (formerly, "Scudder Small Cap Growth  Portfolio")
DWS Strategic Income VIP (See Note 7.)                                 0.65%        0.25%       0.35%      1.25%
   (formerly, "Scudder Strategic Income Portfolio")
DWS Technology VIP (See Note 7.)                                       0.75%        0.25%       0.26%      1.26%
   (formerly, "Scudder Technology Growth Portfolio")
DWS Templeton Foreign Value VIP (See Note 7.)                          0.95%        0.25%       1.97%      3.17%
   (formerly, "Scudder Templeton Foreign Value Portfolio")
DWS Turner Mid Cap Growth VIP (See Note 7.)                            0.80%        0.25%       0.31%      1.36%
   (formerly, "SVS Turner Mid Cap Growth Portfolio")

JOHN HANCOCK TRUST (SERIES II SHARES)
Lifestyle Aggressive Trust (See Note 9.)                               0.05%        0.25%       0.95%      1.25%
Lifestyle Balanced Trust (See Note 9.)                                 0.05%        0.25%       0.86%      1.16%
Lifestyle Conservative Trust (See Note 9.)                             0.05%        0.25%       0.78%      1.08%
Lifestyle Growth Trust (See Note 9.)                                   0.05%        0.25%       0.89%      1.19%
Lifestyle Moderate Trust (See Note 9.)                                 0.05%        0.25%       0.81%      1.11%

NOTES TO FUND EXPENSE TABLE:

1. Effective September 23, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares of the Fund to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.93% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.

2. Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and /or reimbursements may be discontinued at any time. In the case of the Credit Suisse Trust Emerging Markets Portfolio and the Credit Suisse Trust Global Small Cap Portfolio there is a 0.25% and 0.19% expense reimbursement respectively, which results in a net total annual expense of 1.40% for each of these Funds. In addition, for the period beginning March 1, 2006 through February 28, 2007 Credit Suisse Asset Management, LLC will voluntarily waive an additional 0.05% of its advisory fee for the Credit Suisse Emerging Market Portfolio.

3. The Dreyfus Corporation has agreed, until July 31, 2006, to waive receipt of its fees and/or assume the expenses of the Dreyfus I.P. Mid Cap Stock Portfolio so that the expenses do not exceed 0.90% (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings). In addition, there is a 0.04% expense reimbursement. Had the expense reimbursement been included in the amount shown, the net total annual expense for the Fund would be 1.00%.

4. Amounts shown for the DWS Equity 500 Index VIP Fund are restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006. "Other Expenses" are based on estimated amounts for the current fiscal year. Effective September 19, 2005, the Advisor contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.53% for Class B shares until April 30, 2009.

5. Amounts shown for the DWS RREEF Real Estate Securities VIP Fund are restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006. Through May 31, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's operating expenses at 1.500%, for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses. In addition, from June 1, 2006, through September 30, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's operating expenses at ratios no higher than 1.499%, for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses.

6. Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for either a one year or three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to specific levels. For the following Funds, the period of limitation is ONE year for the limit amounts set forth after the Fund names: DWS Bond VIP (1.11%), DWS Global Opportunities VIP (1.24%), DWS Health Care VIP (1.35%), DWS International VIP (1.37%). In the case of DWS Bond VIP, Class B shares commenced operations on May 3, 2005 and "Other Expenses" shown above are based on estimated amounts for the current fiscal year. For the following Funds, the period of limitation is THREE years for the limit amounts set forth after the Fund names: DWS Capital Growth VIP (0.86%) and DWS Growth & Income VIP (0.89%). In the case of the DWS Capital Growth VIP, this reduction in the net Total Annual Expenses is caused by a reduction in the Other Expenses as described above to 0.16%. In the case of the DWS Growth & Income VIP this reduction in the net Total Annual Expenses is caused by reduction of both the Management Fee to 0.45% and the Other Expenses to 0.19%.

7. Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for either a one year or three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to specific levels. For Class B shares of the following Funds, the period of limitation is ONE YEAR COMMENCING MAY 1, 2005 for the limit amounts set forth after the Fund name:
     DWS Dreman Financial Services VIP (1.39%) , DWS Dreman High Return Equity VIP (1.27%), DWS Janus Growth Opportunities VIP (1.35%), DWS Technology VIP (1.35%), DWS Large Cap Value VIP (1.20%), DWS Dreman Small Cap Value VIP (1.24%), DWS Core Fixed Income VIP (1.20%), DWS Blue Chip VIP (1.35%), DWS Income Allocation VIP (0.75%), DWS Moderate Allocation VIP (0.75%), DWS Growth Allocation VIP (0.75%), DWS Conservative Allocation VIP (0.75%). For the Class B shares of the following Funds, the period of limitation is ONE YEAR COMMENCING ON OCTOBER 1, 2005 for the limit amounts set forth after the Fund name: DWS Mid Cap Growth VIP (1.308%), DWS Davis Venture Value VIP (1.253%), DWS Global Thematic VIP (1.44%), DWS Salomon Aggressive Growth VIP (1.308%), DWS Janus Growth & Income VIP (1.253%), DWS Mercury Large Cap Core VIP (1.20%), DWS MFS Strategic Value VIP (1.26%), DWS Oak Strategic Equity VIP (1.301%), DWS Strategic Income VIP (1.199%), DWS Templeton Foreign Value VIP (1.34%), DWS Turner Mid Cap Growth VIP (1.337%). For Class B shares of the following Funds, the period of limitation is THREE YEARS COMMENCING ON MAY 1, 2005 for the limit amounts set forth after the Fund name: DWS Small Cap Growth VIP (1.09%) and DWS Balanced VIP (0.89%). In the case of DWS Balanced VIP, DWS Janus Growth & Income VIP, and DWS Janus Growth Opportunities VIP, management fees have been restated to reflect the new fee schedule for the respective Fund effective May 2, 2005. In the case of DWS Legg Mason Aggressive Growth VIP, management fees have been restated to reflect the new fee schedule for the Fund effective August 1, 2005. In the case of DWS Oak Strategic Equity VIP and DWS Turner Mid Cap Growth VIP, management fees have been restated to reflect the new fee schedule for the respective Fund effective October 1, 2005.

8. This Fund will also indirectly bear its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. These indirect fees and expenses are not reflected in the table above.

9. Each of the Lifestyle Trusts may invest in other series of the John Hancock Trust (the "Underlying Portfolios"), with certain exceptions (John Hancock Trust's American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust and American Growth-Income Trust series). The annual expense ratios for the permitted Underlying Portfolios range from 0.34% to 1.35%. "Other Expenses" shown in the table reflect the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Funds' adviser currently pays a portion of the expenses of each Lifestyle Trust.

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Accounts may be found in the Statements of Additional Information.

        General Information about Us, the Separate Accounts and the Funds

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract was issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

A++                 Superior companies have a very strong ability to meet their
A.M. Best           obligations; 1st category of 16

AA+                 Very strong capacity to meet policyholder and contract
Fitch               obligations; 2nd category of 24

AA+                 Very strong financial security characteristics; 2nd category
Standard & Poor's   of 21

John Hancock USA has also received the following rating from Moody's:

Aa2                 Excellent in financial strength; 3rd category of 21
Moody's

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:

- the liability to pay contractual claims under the contracts is assumed by another insurer; or

- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of:

-    AIM Variable Insurance Fund; or

-    The Alger American Fund; or

-    Credit Suisse Trust; or

-    Dreyfus Investment Portfolios; or

-    The Dreyfus Socially Responsible Growth Fund, Inc.; or

-    DWS Variable Series I; or

-    DWS Variable Series II; or

-    DWS Investments VIT Funds Trust; or

-    John Hancock Trust.

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other Variable Annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNTS.

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

Each of the above listed mutual funds are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Investment Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.50% of assets may be made by a Fund's investment adviser or its affiliates. We or our affiliates pay Scudder Funds Distributors, Inc., the principal underwriter for Funds of DWS Variable Series I, DWS Variable Series II and DWS Investments VIT Funds Trust, a percentage of some or all of the amounts allocated we or our affiliates receive as additional compensation for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.

Each of the John Hancock Trust's Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") are "fund-of funds" that invest in other underlying funds. The prospectuses for each of the JHT Funds of Funds contain a description of the underlying funds for the Fund, and associated investment risks.

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

         WE SHOW THE FUND'S MANAGER IN BOLD ABOVE THE NAME OF THE FUND.

                          AIM VARIABLE INSURANCE FUNDS

AIM ADVISORS, INC.
   AIM V. I. Utilities Fund      Seeks capital appreciation and income by
   Portfolio                     investing primarily in companies engaged in the
                                 utilities sector.

                               ALGER AMERICAN FUND

FRED ALGER MANAGEMENT, INC.
   Alger American Balanced       Seeks current income and long-term capital
   Portfolio                     appreciation.

   Alger American Leveraged      Seeks long-term capital appreciation.
   AllCap Portfolio

                               CREDIT SUISSE TRUST

CREDIT SUISSE ASSET MANAGEMENT, LLC
   Credit Suisse Trust-          Seeks long-term growth of capital by investing
   Emerging Markets Portfolio    in equity securities of emerging markets.

   Credit Suisse Trust Global    Seeks long-term growth of capital by investing
   Small Cap Portfolio           primarily in equity securities of U.S. and
                                 foreign companies considered to be in their
                                 post-venture-capital stage of development.

                          DREYFUS INVESTMENT PORTFOLIOS

THE DREYFUS CORPORATION
   Dreyfus I.P. MidCap Stock     Seeks to provide investment results that are
   Portfolio                     greater than the total return performance of
                                 publicly traded common stocks of medium-size
                                 domestic companies in the aggregate, as
                                 represented by the Standard & Poors's MidCap
                                 400(R)* Index.

                THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC

THE DREYFUS CORPORATION
   Dreyfus Socially              Seeks to provide capital growth with current
   Responsible Growth Fund       income as a secondary goal by investing in
   Inc.                          common stocks of companies that, in the opinion
                                 of the Portfolio's management, not only meet
                                 traditional investment standards, but also
                                 conduct their business in a manner that
                                 contributes to the enhancement of the quality
                                 of life in America.

                         DWS INVESTMENTS VIT FUNDS TRUST
                 (FORMERLY, SCUDDER INVESTMENTS VIT FUNDS TRUST)

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
   DWS Equity 500 VIP            Seeks to replicate, as closely as possible,
   (formerly, Scudder VIT        before deduction of expenses, the performance
   Equity 500 Index)             of the Standard & Poor's 500* Composite Stock
                                 Price Index, which emphasizes stocks of large
                                 U.S. companies.

   DWS RREEF Real Estate         Seeks long-term capital appreciation and
   Securities VIP                current income by investing primarily in real
   (formerly, Scudder Real       estate securities.
   Estate Securities
   Portfolio)

                              DWS VARIABLE SERIES I
                      (FORMERLY, SCUDDER VARIABLE SERIES I)

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
   DWS Bond VIP                  Seeks to provide a high level of income
   (formerly, Bond Portfolio)    consistent with a high quality portfolio of
                                 Debt securities. Under normal circumstances,
                                 the portfolio invests at least 80% of net
                                 assets, plus the amount of any borrowings for
                                 investment purposes, in bonds of any maturity.

   DWS Capital Growth VIP        Seeks to maximize long-term capital growth
   (formerly,  Capital Growth    through a broad and flexible investment
   Portfolio)                    program.

   DWS Global Opportunities      Seeks above-average capital appreciation over
   VIP                           the long term by investing primarily in the
   (formerly, Global Discovery   equity securities of small companies located
   Portfolio)                    throughout the world.

                             DWS VARIABLE SERIES I
                      (FORMERLY, SCUDDER VARIABLE SERIES I)

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
   DWS Growth & Income VIP       Seeks long-term growth of capital, current
   (formerly, Growth and         income and growth of income.
   Income Portfolio)

   DWS Health Care VIP           Seeks long-term growth of capital by investing
   (formerly, Health Sciences    at least 80% of total assets, plus the amount
   Portfolio)                    of any borrowings for investment purposes, in
                                 common stocks of companies in the health
                                 sector.

   DWS International VIP         Seeks long-term growth of capital primarily
   (formerly, International      through diversified holdings of marketable
   Portfolio)                    foreign equity investments.

                         DWS SCUDDER VARIABLE SERIES II
                     (FORMERLY, SCUDDER VARIABLE SERIES II)

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
   DWS Balanced VIP              Seeks high total return, a combination of
   (formerly, Scudder Total      income and capital appreciation.
   Return Portfolio)

   DWS Blue Chip VIP             Seeks growth of capital and income.
   (formerly, Scudder Blue
   Chip Portfolio)

   DWS Conservative Allocation   Seeks a balance of current income and long-term
   VIP                           growth of capital with an emphasis on current
   (formerly, Scudder Income &   income.
   Growth Strategy Portfolio)

   DWS Core Fixed Income VIP     Seeks high current income.
   (formerly, Scudder Fixed
   Income Portfolio)

   DWS Davis Venture Value VIP   Seeks growth of capital.
   (formerly, SVS Davis
   Venture Value Portfolio)

   DWS Dreman Financial          Seeks long-term capital appreciation.
   Services VIP
   (formerly, SVS Dreman
   Financial Services
   Portfolio)

   DWS Dreman High Return        Seeks to achieve a high rate of total return.
   Equity VIP
   (formerly, SVS Dreman High
   Return Equity Portfolio)

   DWS Dreman Small Cap Value    Seeks long-term capital appreciation.
   VIP
   (formerly, SVS Dreman Small
   Cap Value Portfolio)

   DWS Global Thematic VIP       Seeks long-term capital growth.
   (formerly, Scudder Global
   Blue Chip Portfolio)

   DWS Government & Agency       Seeks high current income consistent with
   Securities VIP                preservation of capital.
   (formerly, Scudder
   Government & Agency
   Securities Portfolio)

   DWS Growth Allocation VIP     Seeks long-term growth of capital.
   (formerly, Scudder Growth
   Strategy Portfolio)

   DWS High Income VIP           Seeks to provided a high level of current
   (formerly, Scudder High       income
   Income Portfolio)

   DWS Income Allocation VIP     Seeks current income and, as a secondary
   (formerly, Scudder            objective, long-term growth of capital.
   Conservative Income
   Strategy Portfolio)

                         DWS SCUDDER VARIABLE SERIES II
                     (FORMERLY, SCUDDER VARIABLE SERIES II)

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
   DWS International Select      Seeks capital appreciation.
   Equity VIP
   (formerly, Scudder
   International Select Equity
   Portfolio)

   DWS Janus Growth & Income     Seeks long-term capital growth and current
   VIP                           income.
   (formerly, SVS Janus Growth
   and Income Portfolio)

   DWS Janus Growth              Seeks long-term growth of capital in a manner
   Opportunities VIP             consistent with the preservation of capital.
   (formerly, SVS Janus Growth
   Opportunities Portfolio)

   DWS Large Cap Value VIP       Seeks to achieve a high rate of total return.
   (formerly, Scudder Large
   Cap Value Portfolio)

   DWS Legg Mason Aggressive     Seeks capital appreciation.
   Growth VIP
   (formerly, Scudder Salomon
   Aggressive Growth)

   DWS Mercury Large Cap Core    Seeks long-term capital growth by investing
   VIP                           primarily in a diversified portfolio of equity
   (formerly, Scudder Mercury    securities of large-cap companies located in
   Large Cap Core Portfolio)     the U.S.

   DWS MFS Strategic Value VIP   Seeks capital appreciation.
   (formerly, SVS MFS
   Strategic Value Portfolio)

   DWS Mid Cap Growth VIP        Seeks long-term capital growth
   (formerly, Scudder Mid Cap
   Growth Portfolio)

   DWS Moderate Allocation VIP   Seeks a balance of long-term growth of capital
   (formerly, Scudder Growth &   and current income with an emphasis on growth
   Income Strategy Portfolio)    of capital.

   DWS Money Market VIP          Seeks maximum current income to the extent
   (formerly, Scudder Money      consistent with stability of principal.
   Market Portfolio)

   DWS Oak Strategic Equity      Seeks long-term capital growth.
   VIP
   (formerly, SVS Oak
   Strategic Equity Portfolio)

   DWS Small Cap Growth VIP      Seeks maximum appreciation of investors'
   (formerly, Scudder Small      capital.
   Cap Growth Portfolio)

   DWS Strategic Income VIP      Seeks high current return through investing
   (formerly, Scudder            mainly in Bonds issued by US and foreign
   Strategic Income Portfolio)   corporations and governments.

   DWS Technology VIP            Seeks growth of capital.
   (formerly, Scudder
   Technology Growth
   Portfolio)

   DWS Templeton Foreign Value   Seeks long-term capital growth by investing,
   VIP                           under normal market conditions, at least 80% of
   (formerly, Scudder            its net assets in equity securities of
   Templeton Foreign Value       companies outside the U.S., including emerging
   Portfolio)                    markets.

   DWS Turner Mid Cap Growth     Seeks capital appreciation.
   VIP
   (formerly, SVS Turner Mid
   Cap Growth Portfolio)

                               JOHN HANCOCK TRUST

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
Lifestyle Aggressive Trust **     Seeks to provide long-term growth of capital
                                 (current income is not a consideration) by
                                 investing 100% of the Lifestyle Trust's assets
                                 in other portfolios of the Trust ("Underlying
                                 Portfolios") which invest primarily in equity
                                 securities.

Lifestyle Balanced Trust**       Seeks to provide a balance between a high level
                                 of current income and growth of capital with a
                                 greater emphasis given to capital growth by
                                 investing approximately 40% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 60% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

Lifestyle Conservative           Seeks to provide a high level of current income
Trust **                         with some consideration also given to growth of
                                 capital by investing approximately 80% of the
                                 Lifestyle Trust's assets in Underlying
                                 Portfolios which invest primarily in fixed
                                 income securities and approximately 20% of its
                                 assets in Underlying Portfolios which invest
                                 primarily in equity securities.

Lifestyle Growth Trust**         Seeks to provide long-term growth of capital
                                 with consideration also given to current income
                                 by investing approximately 20% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 80% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

Lifestyle Moderate Trust**       Seeks to provide a balance between a high level
                                 of current income and growth of capital with a
                                 greater emphasis given to current income by
                                 investing approximately 60% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 40% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Funds are sponsored, endorsed, managed, advised, sold or promoted by the McGraw-Hill companies, Inc. and it does not make any representation regarding the advisability of investing in any of the index Funds.

** Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds

VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                           Description of the Contract

ELIGIBLE PLANS

Contracts may have been issued to fund Qualified Plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Retirement Plans"). The Contracts is also designed so that it may be used with Non-Qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ELIGIBLE GROUPS

John Hancock USA has issued group contracts to Venture Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.

ACCUMULATION PERIOD PROVISIONS

We impose limits on the minimum amount of subsequent Purchase Payments.

Purchase Payments

You make Purchase Payments to us at our Annuities Service Center. Except as noted below, the minimum initial Purchase Payment you paid for the Contract was $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. However, if you elected the optional Payment Credit Rider (only available in New York), the minimum initial Purchase Payment was $10,000.

We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

- You purchased your Contract through a 1035 exchange or a qualified plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions;

- You purchased more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000;

- You and your spouse each purchased at least one new Contract AND the average initial Purchase Payment for the new Contract(s) was equal to or greater than $50,000;

-    You purchased a Contract that will be used within our Individual 401(k)
     Program;

- You purchased a new qualified plan Contract under an already existing qualified retirement plan AND the plan is currently invested in one or more qualified retirement plan Contracts established prior to June 1, 2004;

- You purchased multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.

If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:

- the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

-    the Contract Value at the end of such two year period is less than $2,000.

Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made as described above.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic transactions procedures described below).

The Optional Payment Credit Rider was only available in New York.

Payment Credit

The optional Payment Credit Rider was not available for John Hancock New York Contracts issued prior to January 1, 2001 or for any John Hancock USA Contract. The Payment Credit Rider was only available with Contracts issued in New York by John Hancock New York. You may only have elected the Payment Credit Rider at issue and once elected the Payment Credit Rider is irrevocable. The minimum initial Purchase Payment required to elect the Payment Credit Rider was $10,000. We imposed an additional fee for the Payment Credit Rider and Contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.

If you elected the Payment Credit Rider, we will add a Payment Credit to your Contract when you make a Purchase Payment. The Payment Credit is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. For John Hancock New York Contracts issued on or after July 12, 2004 and prior to November 1, 2004, the Payment Credit was 5%. The Payment Credit Rider is funded from John Hancock New York's General Account.

PURCHASE PAYMENTS WHICH ARE NOT ELIGIBLE FOR A PAYMENT CREDIT. If the Owner's spouse is the Beneficiary, the spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Credit.

RIGHT TO REVIEW CONTRACT. If you exercise your right to return your Contract during the "ten day right to review period," John Hancock New York will reduce the amount returned to you by the amount of any Payment Credit applied to your initial Purchase Payment. Therefore, you bear the risk that if the market value of the Payment Credit has declined, we will still recover the full amount of the Payment Credit. However, earnings attributable to the Payment Credit will not be deducted from the amount paid to you. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, John Hancock New York will return the Purchase Payments if this is greater then the amount otherwise payable.

TAX CONSIDERATIONS. Payment Credits are not considered to be "investment in the Contract" for income tax purposes (see "Federal Tax Matters").

MATTERS TO CONSIDER ABOUT THE PAYMENT CREDIT RIDER. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Credit Rider as opposed to a Contract without a Payment Credit Rider. For example, the higher charges for a Contract with a Payment Credit Rider may over time exceed the amount of the Payment Credit Rider and any earnings thereon. Before making additional Purchase Payments, you and your financial adviser should consider:

-    The length of time that you plan to own your Contract;

-    The frequency, amount and timing of any partial surrenders;

-    The amount and frequency of your Purchase Payments.

Choosing the Payment Credit Rider is generally advantageous except in the following situation: if you intend to make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to renewal Purchase Payments and you intend to hold your Contract for more than 11 years.

We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Credit Rider include the withdrawal charge and the asset based charges (see "Charges and Deductions").

If you are considering making additional payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Credit Rider may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Credit Rider on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Internal Revenue Code, as amended. Employers intending to use the Contract in connection with such plans should seek competent advice (see Appendix B: "Qualified Plan Types").

ADDITIONAL CHARGES FOR THE PAYMENT CREDIT RIDER. If you elected the Payment Credit Rider, the Separate Account annual expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment

Credit Rider is elected is 8% (as opposed to 6% with no Payment Credit Rider) and the withdrawal charge period is 8 years if the Payment Credit Rider is elected (as opposed to 7 years with no Payment Credit Rider).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account at $10 or $12.50 on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying
(i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.

We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

- your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or

- we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "Valuation Period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

- the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus

- the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If the amount remaining in an Investment Account after a transfer would be less than $100, we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

-    restricting the number of transfers made during a defined period;

-    restricting the dollar amount of transfers;

- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

-    restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

There is no limit on the number of Investment Options to which you may allocate Purchase Payments.

We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions

We will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

-    Any loss or theft of your password; or

-    Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing Programs.

Special Transfer Services-Dollar Cost Averaging

We administer a Dollar Cost Averaging ("DCA") Program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA Program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA Programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA Program.

The DCA Program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA Program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA Program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA Program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA Program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA Program.

Special Transfer Services - Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA Program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

We will permit asset rebalancing on the following time schedules:

- quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

- semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

- annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges and tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under "Telephone and Electronic Transactions." For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see "Fixed Investment Options."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

- the New York Stock Exchange is closed (other than customary weekend and holiday closings);

-    trading on the New York Stock Exchange is restricted;

- an emergency exists, as determined by the SEC, as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

- the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").

You may make Systematic "Income Plan" withdrawals

Special Withdrawal Services - The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the dollar cost averaging program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or the applicable Annuities Service Center. We do not charge a fee to participate in the IP program.

Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under the Guaranteed Principal Plus for Life and Guaranteed Principal Plus Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your initial Purchase Payment(s), even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "Step-Up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.

Death Benefits During Accumulation Period

If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.

The Contracts described in this Prospectus provide for the distribution of death benefits before a Contract's Maturity Date.

AMOUNT OF DEATH BENEFIT. If any Owner dies, the Death Benefit payable under the Contract will be the greater of:

-    the Contract Value; or

-    the Minimum Death Benefit.

If there is any Debt, the Death Benefit equals the amount described above less the Debt under the Contract.

If the oldest Owner had an attained age of less than 81 years on the Contract Date, the Minimum Death Benefit will be determined as follows:

- During the first Contract Year, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals.

- During any subsequent Contract Year, the Minimum Death Benefit will be the greater of (i) or (ii), where:

     (i) is the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals; and

     (ii) is the greatest Anniversary Value prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with partial withdrawals, since that Contract Anniversary.

If the oldest Owner had an attained age of 81 or greater on the Contract Date, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

     (i)  is equal to the death benefit prior to the withdrawal; and

     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

DETERMINATION OF DEATH BENEFIT. We determine the death benefit on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries at our Annuities Service Center shown on the first page of this Prospectus. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

-    a certified copy of a death certificate; or

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and all required claim forms; or

-    any other proof satisfactory to us.

DISTRIBUTION OF DEATH BENEFIT. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some


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uncertainty as to the income tax effects of the death benefit on Qualified
Plans, including IRAs (see "Federal Tax Matters" and Appendix B: "Qualified Plan Types").

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any contract Owner dies before the Maturity Date. If there is a surviving Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").

If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following:

-    The Beneficiary will become the Owner.

- We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.

-    No additional Purchase Payments may be made.

-    We will waive withdrawal charges for all future distributions.

- If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit. In addition, the death benefit on the last day of the previous Contract Year (or the last day of the Contract Year ending just prior to the Owner's 81st birthday, if applicable) shall be set to zero as of the date of the first Owner's death.

- If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options"). If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

- Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.

Optional Enhanced Death Benefits

Please see Appendix C: "Optional Enhanced Death Benefits" for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased:

- ENHANCED EARNINGS DEATH BENEFIT. (Not available in New York and Washington.) Under the Enhanced Earnings Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under the Enhanced Earnings Rider, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) are less than 70 years old when we


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     issue a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) is 70 or older at issue. John Hancock USA reduces the "appreciation in the Contract Value" proportionally in connection with partial withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. The Enhanced Earnings Death Benefit was available only at Contract issue and cannot be revoked once elected.

-    ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT. (Not available in New
     York) John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit Rider between December, 2003 and December, 2004. The Accelerated Beneficiary Protection Death Benefit provides a guaranteed death benefit amount which can be increased or decreased as provided in the Rider. The Accelerated Beneficiary Protection Death Benefit replaces any other death benefit under the Contract. The Accelerated Beneficiary Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

General

Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page or as specified in your application for the Contract, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary. For John Hancock New York Contracts, the maximum Maturity Date will be the date the oldest annuitant obtains age 90. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.

You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.

Annuity Options

Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity benefit payments based on the Investment Account value of each Investment Option at the Maturity Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

We guarantee the following Annuity Options are offered in the Contract.

     OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

     OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

     OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.


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

     OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.

     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARs - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.

     OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity benefit payments.

Determination of Amount of the First Variable Annuity Benefit Payment

We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity benefit payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments

We will base Variable Annuity benefit payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number


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of Annuity Units for each Sub-Account is then multiplied by the appropriate
Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.

The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity benefit payments will not decrease is 4.04%.

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period

Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

Optional Guaranteed Minimum Income Benefits

Please see Appendix E: "Optional Guaranteed Minimum Income Benefits" for a general description of the Optional Guaranteed Retirement Income Benefit Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. We base the guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders cannot be revoked once elected.

OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract within the permitted time.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.

No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable. If you purchased your Contract in New York with the optional Payment Credit Rider, we will reduce the amount returned to you by the amount of any Payment Credit applied to your initial Purchase Payment. See "Payment Credit" for additional information.


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If you purchased your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Investment Option), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract or certificate specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of Non-Qualified Contracts, Ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuities Service Center. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

GROUP CONTRACTS (John Hancock USA Contracts only). An eligible member of a group to which a group contract has been issued may have become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. If so, we issued a Contract summarizing the rights and benefits of that Owner under the group contract, or we issued an individual contract to an applicant acceptable to us. We reserve the right to decline to issue a Contract to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the group contract was issued may restrict an Owner's ability to exercise such rights and privileges.

In the case of a group annuity contract, we may not modify the group contract or any Contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge as to any Contract issued after the effective date of the modification.

All Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interests as specified in his or her Contract. Prior to the Maturity Date, an Owner is the person designated in an application or as subsequently named. On and after a certificate's Maturity Date, the Annuitant is the Owner and after the death of the Annuitant, the Beneficiary is the Owner. In the case of Non-Qualified Contracts, ownership of the Contract may be changed at any time. In the case of Non-Qualified Contracts, an Owner may assign his or her interest in the Contract during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Assigning a Contract or interest therein, or changing the ownership of a Contract, may be treated as a distribution of all or a portion of the Contract Value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by us. Any assignment and any change, if approved, will be


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

effective as of the date on which written. We assume no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

ACCEPTANCE OF CONTRACTS. John Hancock USA has discontinued acceptance of new applications and issuance of new group contracts.

The Annuitant is either you or someone you designate.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity payment rates and the market value charge as to any Contracts issued after the effective date of the modification.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA Program (see "Special Transfer Services-Dollar Cost Averaging Program" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA Program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.

MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts issued by John Hancock USA, John Hancock USA reserves the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

The adjustment factor is determined by the following formula:
0.75 x (B-A) x C/12 where:

     A -  The guaranteed interest rate on the investment account.

     B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

     C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We make no market value charge on withdrawals from the Fixed Investment Option in the following situations:

-    death of the Owner;

-    amounts withdrawn to pay fees or charges;

- amounts applied at the Maturity Date to purchase an annuity at the guaranteed rates provided in the Contract;

- amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

-    amounts withdrawn from a one-year Fixed Investment Option; and

- amounts withdrawn in any Contract Year that do not exceed 10% of (i) total Purchase Payments less (ii) any prior partial withdrawals in that Contract Year.

Notwithstanding application of the foregoing formula, in no event will the market value charge:

- be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%;

- together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn; or

- reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the Contract.

The cumulative effect of the market value and withdrawal charges could result in a Contract Owner receiving total withdrawal proceeds of less than the Contract Owner's Purchase Payments.

LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans" (See "Federal Tax Matters"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred. THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECTED THE GUARANTEED PRINCIPAL PLUS FOR LIFE OR GUARANTEED PRINCIPAL PLUS OPTIONAL BENEFIT RIDERS.

CHARGES. No asset based charges are deducted from Fixed Investment Options.

                             Charges and Deductions

Charges and deductions under the Contracts are assessed against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the fees charged for optional benefits, see the Fee Tables.

WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We do not assess a withdrawal charge with respect to i) earnings accumulated in the Contract, ii) Payment Credits and earnings attributable to Payment Credits, iii) certain other "free withdrawal amounts," or iv) Purchase Payments that have been in the Contract less than 7 complete Contract Years (8 complete years if you elected the Payment Credit Rider in New York). We do not assess a withdrawal charge on amounts allocated to a free withdrawal amount and, in no event, will the total withdrawal charges exceed 6% (8% if you elected the Payment Credit Rider in New York) of the amount invested. In any Contract Year, the free withdrawal amount for that year is the greater of: (i) 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); and (ii) the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments). We allocate any free withdrawal amount first to withdrawals from Variable Investment Options and then to withdrawals from the Fixed Investment options.

When you make a withdrawal that exceeds the free withdrawal amount, we allocate the excess to unliquidated Purchase Payments on a first-in first-out basis. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being "liquidated" by the applicable withdrawal charge percentage shown below:

                            MAXIMUM WITHDRAWAL CHARGE
                      (as percentage of Purchase Payments)

                                       JOHN HANCOCK NEW YORK          JOHN HANCOCK NEW YORK
               JOHN HANCOCK USA   (WITHOUT PAYMENT CREDIT RIDER)   (WITH PAYMENT CREDIT RIDER)
               ----------------   ------------------------------   ---------------------------
First Year            6%                        6%                              8%
Second Year           6%                        6%                              8%
Third Year            5%                        5%                              7%
Fourth Year           5%                        5%                              7%
Fifth Year            4%                        4%                              5%
Sixth Year            3%                        3%                              4%
Seventh Year          2%                        2%                              3%
Eighth Year           0%                        0%                              1%
Thereafter            0%                        0%                              0%

We deduct the withdrawal charge from your remaining Contract Value, except in cased where you make a complete withdrawal (i.e., surrenders) or when the amount requested from an Investment Account exceeds the value of that Investment Account less any applicable withdrawal charge. If you make a complete withdrawal, or if there is not enough remaining Contract Value, we will deduct the withdrawal charge from the amount requested.

Upon a full surrender of a John Hancock USA Contract issued on or after April 1, 2003, John Hancock USA will liquidate the excess of all unliquidated Purchase Payments over the free withdrawal amount for purposes of calculating the withdrawal charge. Upon a full surrender of a John Hancock USA Contract issued before April 1, 2003 and for any John Hancock New York Contract, we will liquidate the excess of Contract Value over the free withdrawal amount.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner, or if applicable, the Annuitant, and no withdrawal charges are imposed on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A to this Prospectus. In the case of group annuity Contracts issued by John Hancock USA, John Hancock USA reserves the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home (John Hancock USA only)

In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:

- the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person;

-    the confinement began at least one year after the Contract Date;

-    confinement was prescribed by an "physician";

- both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal;

- the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the Annuitants(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

"Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the Owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the "Eligible Nursing Home".

The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and was not available for Contracts issued prior to May 1, 2002. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "Federal Tax Matters").

ANNUAL CONTRACT FEE

We will deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Account and us in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee's assessment, the fee will be waived. During the Accumulation Period, we deduct the annual Contract fee on the last day of each Contract Year. It is withdrawn from each Investment Option in the same proportion that the value of such Investment Option bears to the Contract Value. If you withdraw the entire Contract on other than the last day of any Contract Year, however, we will deduct the $30 Contract fee from the amount paid. During the Pay-out Period, we deduct the fee on a pro-rata basis from each annuity payment.

ASSET-BASED CHARGES

We deduct asset-based charges on a daily basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee

We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge. The charge is an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis (1.60% if the Optional Payment Credit Rider is elected in New York). In the case of individual Contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

- The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

- The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;

- Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;

- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;

- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.

We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                                    PREMIUM TAX RATE
                     ---------------------------------------------
STATE OR TERRITORY   QUALIFIED CONTRACTS   NON-QUALIFIED CONTRACTS
------------------   -------------------   -----------------------
CA                          0.50%                  2.35%
GUAM                        4.00%                  4.00%
MEA                         0.00%                  2.00%
NV                          0.00%                  3.50%
PR                          3.00%                  3.00%
SD(A)                       0.00%                  1.25%(B)
WV                          1.00%                  1.00%
WY                          0.00%                  1.00%

(A)  We pay premium tax upon receipt of Purchase Payment.

(B)  0.80% on Purchase Payments in excess of $500,000.

                               Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of our Separate Accounts are a part of, and are taxed with, our operations, the Separate Accounts are not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Accounts, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Accounts.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Accounts. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.

We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.

The optional Guaranteed Minimum Withdrawal Benefit Riders (i.e., Guaranteed Principal Plus and Guaranteed Principal Plus for Life) available under the Contracts provide benefits that differ from those traditionally offered under variable annuity contracts. If either of these Riders is in effect, the Contract Owner or his or her Beneficiary may be entitled to withdrawals under the Rider's "settlement phase" even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.

If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.

NON-QUALIFIED CONTRACTS
(Contracts not purchased to fund a Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of Variable Annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of Purchase Payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect certain optional benefits, e.g., the Guaranteed Principal Plus for Life Rider, and the effect a Fixed Investment Option's market value adjustment might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits or the market value adjustment are treated.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

- if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

- if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

- If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

- if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

- if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- attributable to the Contract Owner becoming disabled (as defined in the tax law);

- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

- made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

-    made under a single-premium immediate annuity contract; or

- made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts
(John Hancock USA Contracts)

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate Account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of Ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating Purchase Payments and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts purchased for a Qualified Plan)

The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix C of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life may affect the amount of the required minimum distributions that must be made under the Contract. These special rules may also affect your ability to use any guaranteed retirement income optional benefit Riders in connection with certain Qualified Plans, including IRAs. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

-    received on or after the date on which the Contract Owner reaches age 59
     1/2;

- received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover from:

-    a traditional IRA to another traditional IRA;

- a traditional IRA to another Qualified Plan, including a Section 403(b) plan;

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions;

- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and

- a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans
(John Hancock USA Contracts)

The tax laws of Puerto Rico vary significantly from the provisions of the Code that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 General Matters

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity Contract issued under the ORP only upon:

- termination of employment in the Texas public institutions of higher education;

-    retirement;

-    death; or

-    the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges And Deductions").

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable Contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time, we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge

EXAMPLE 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, there are no partial withdrawals, and the Payment Credit Rider is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.

                                                              WITHDRAWAL
                                                                CHARGE
CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    ----------------
  YEAR     CONTRACT VALUE        AMOUNT       LIQUIDATED   PERCENT   AMOUNT
--------   --------------   ---------------   ----------   -------   ------
   2           $55,000         $ 5,000(A)     $50,000         6%     $3,000
   4            50,500           5,000(B)      45,500         5%      2,275
   6            60,000          10,000(C)      50,000         3%      1,500
   7            35,000           5,000(D)      45,000(D)      2%        900
   8            70,000          20,000(E)      50,000         0%          0

During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.

(A) In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).

(B) In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).

(C) In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free withdrawal amount).

(D) In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to John Hancock USA Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for any John Hancock New York Contract, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(E) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.

EXAMPLE 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, the Payment Credit Rider is not elected, and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.

                                                                        WITHDRAWAL
                                                                          CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS    ----------------
CONTRACT VALUE        REQUESTED            AMOUNT       LIQUIDATED   PERCENT   AMOUNT
--------------   ------------------   ---------------   ----------   -------   ------
    $65,000            $2,000            $15,000(A)            0        5%         0
     49,000             5,000              3,000(B)       $2,000        5%      $100
     52,000             7,000              4,000(C)        3,000        5%       150
     44,000             8,000                  0(D)        8,000        5%       400

The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        Appendix B: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

-    made after the Owner attains age 59 1/2;

-    made after the Owner's death;

-    attributable to the Owner being disabled; or

- a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that you can attribute designated Roth contributions to the rollover.

If the Contract is issued with certain death benefits or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.

Conversion to a Roth IRA

You can convert a traditional IRA to a Roth IRA, unless:

-    you have adjusted gross income over $100,000; or

-    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guarantee Retirement Income Program benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payments and Contract Value under the incidental death benefit rules. It is possible that the death benefit could result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

-    earnings on those contributions; and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)

In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee."

Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of after tax premium payments made by the employee.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payments and Contract Value. It is possible that the presence of the death benefit could result in currently taxable income to the participant under the incidental death benefit rules. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the following:

- it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency); and

- all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional enhanced death benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Federal Tax Matters section of the Prospectus for information about optional benefit Riders.

The following is a list of the optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

     1.   Enhanced Earnings Death Benefit - Not offered in New York or
          Washington

     2.   Accelerated Beneficiary Protection Death Benefit - Not offered in New
          York

ENHANCED EARNINGS DEATH BENEFIT (NOT OFFERED IN NEW YORK OR WASHINGTON)

Depending on availability, you may have elected the optional Enhanced Earnings Death Benefit for an additional charge of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, John Hancock USA will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Enhanced Earnings Death Benefit. Election of the Enhanced Earnings Death Benefit may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, the Enhanced Earnings Death Benefit provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Enhanced Earnings death benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

     (i)  is equal to the Enhanced Earnings benefit prior to the withdrawal; and

     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the deceased Owner's spouse and elects not to take the death benefit as a lump sum, upon the death of any Owner the Contract and the Enhanced Earnings Death Benefit will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Enhanced Earnings benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Enhanced Earnings benefit payable on the death of the surviving spouse, the Enhanced Earnings benefit will be equal to zero on the date of the first Contract Owner's death and the death benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Enhanced Earnings benefit.

Termination of the Enhanced Earnings Death Benefit

The Enhanced Earnings Death Benefit will terminate upon the earliest to occur of
(a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Enhanced Earnings benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Enhanced Earnings Death Benefit) as the new Owner.

Enhanced Earnings Fee

A daily charge in an amount equal to 0.20% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account for the Enhanced Earnings Death Benefit.

Qualified Retirement Plans

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Enhanced Earnings Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

THE ELECTION OF THE ENHANCED EARNINGS DEATH BENEFIT ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT (NOT OFFERED IN NEW YORK)

Depending on availability, you may have elected the Accelerated Beneficiary Protection Death Benefit, which provides a death benefit, upon the death of any Owner prior to the Maturity Date. Under the Accelerated Beneficiary Protection Death Benefit, no death benefit is payable on the death of any Annuitant, except that if any Contract Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. This benefit was available for Contracts issued between December, 2003 and December, 2004.

Once the Accelerated Beneficiary Protection Death Benefit is elected, it is irrevocable. If the Accelerated Beneficiary Protection Death Benefit is elected, the death benefit paid under the Accelerated Beneficiary Protection Death Benefit replaces any death benefit paid under the terms of the Contract. An additional fee of 0.50% (as a percentage of the Accelerated Beneficiary Protection Death Benefit) is imposed for the Accelerated Beneficiary Protection Death Benefit (see "Accelerated Beneficiary Protection Death Benefit Fee" below). Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual that is the same age or younger than the oldest current Owner.

The death benefit paid under the Accelerated Beneficiary Protection Death Benefit ("Accelerated Beneficiary Protection Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuities Service Center in good order. The amount of the Accelerated Beneficiary Protection Death Benefit is equal to:

The "Enhanced Earnings Death Benefit" factor plus the greatest of:

-    the Contract Value;

-    the Return of Purchase Payments Death Benefit Factor;

-    the Annual Step Death Benefit Factor; or

-    the Graded Death Benefit Factor.

WE MAY OFFER OTHER OPTIONAL RIDERS WHOSE BENEFITS AND THE NAMES OF SUCH BENEFITS ARE SIMILAR TO THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FACTORS REFERENCED ABOVE. THESE OTHER OPTIONAL RIDERS ARE SEPARATE AND DISTINCT FROM THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FACTORS REFERENCED ABOVE, THEY CONTAIN SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

If there is any Debt, the Accelerated Beneficiary Protection Death Benefit equals the amount described above less Debt under the Contract.

If the Beneficiary is the deceased Owner's spouse, and the Accelerated Beneficiary Protection Death Benefit is not taken in one sum immediately, the Contract and the Accelerated Beneficiary Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Accelerated Beneficiary Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Accelerated Beneficiary Protection Death Benefit, payable upon the death of the surviving spouse:

- The Accelerated Beneficiary Protection Death Benefit paid upon the first Owner's death ("first Accelerated Beneficiary Protection Death Benefit") is not treated as a Purchase Payment to the Contract;

- In determining the "Enhanced Earnings Death Benefit" Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first Accelerated Beneficiary Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Accelerated Beneficiary Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Accelerated Beneficiary Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Accelerated Beneficiary Protection Death Benefit was paid will not be considered in the determination of the "Enhanced Earnings Death Benefit" Factor;

- In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Accelerated Beneficiary Protection Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals (see "Withdrawal Reductions" below.)

"Enhanced Earnings Death Benefit" Factor.

For purposes of the Accelerated Beneficiary Protection Death Benefit, the "Enhanced Earnings Death Benefit" factor is equal to 50% multiplied by Earnings, as defined under the "Enhanced Earnings Death Benefit" Factor calculation of the Accelerated Beneficiary Protection Death Benefit Rider. For purposes of the "Enhanced Earnings Death Benefit" Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals (see example and "Withdrawal Reductions" below.)

The Maximum "Enhanced Earnings Death Benefit" Factor is equal to 100% of the Earnings Basis.

EXAMPLE. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no additional Purchase Payments and you take no partial withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Accelerated Beneficiary Protection Death Benefit. Based on these assumptions:

-    The "Earnings Basis" is equal to 150% of $100,000, or $150,000.

-    "Earnings" is equal to $175,000 minus $150,000, or $25,000.

- The "Enhanced Earnings Death Benefit" Factor is equal to 50% of $25,000, or $12,500.

NOTE THAT FOR PURPOSES OF THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT, "EARNINGS" WILL ALWAYS BE LESS THAN THE EXCESS OF CONTRACT VALUE OVER PURCHASE PAYMENTS. In this example, "Earnings" is less than $75,000 (or $175,000 minus $100,000).

Annual Step Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Accelerated Beneficiary Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary (see "Withdrawal Reductions" below.)

Graded Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

1. is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT   PAYMENT MULTIPLIER*
----------------------------   -------------------
              0                        100%
              1                        110%
              2                        120%
              3                        130%
              4                        140%
              5                        150%

* If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

2. is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

WITHDRAWAL REDUCTIONS. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by the Accelerated Beneficiary Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Investment Options

At the current time, there are no additional Investment Option restrictions imposed when the Accelerated Beneficiary Protection Death Benefit Rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY THE OWNER IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

Termination of the Accelerated Beneficiary Protection Death Benefit Rider

The Owner may not terminate the Accelerated Beneficiary Protection Death Benefit Rider. However, the Accelerated Beneficiary Protection Death Benefit will terminate automatically upon the earliest of:

-    the date the Contract terminates;

-    the Maturity Date; or

- the later of the date on which the Accelerated Beneficiary Protection Death Benefit is paid, or the date on which the second Accelerated Beneficiary Protection Death Benefit is paid, if the Contract and the Accelerated Beneficiary Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.

Accelerated Beneficiary Protection Death Benefit Fee

Prior to termination of the Accelerated Beneficiary Protection Death Benefit Rider, on each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is calculated by multiplying 0.50% by the Accelerated Beneficiary Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Accelerated Beneficiary Protection Death Benefit fee from the amount paid upon withdrawal. The Accelerated Beneficiary Protection Death Benefit fee will be determined based on the Accelerated Beneficiary Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Accelerated Beneficiary Protection Death Benefit fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.

Qualified Retirement Plans

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Accelerated Beneficiary Protection Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix provides a general description of the optional guaranteed minimum withdrawal benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional guaranteed minimum withdrawal benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Federal Tax Matters section of the Prospectus for information about optional benefit Riders.

The following guaranteed minimum withdrawal benefits may have been available to you when you purchased your Contract.

     - Guaranteed Principal Plus - available December 8 2003 (May 20, 2004 for New York Contracts) to August 15, 2004; and

     - Guaranteed Principal Plus for Life - available August 16, 2004 to December 31, 2005.

For John Hancock New York Contracts, Guaranteed Principal Plus and Guaranteed Principal Plus for Life may not have been available through all distribution partners.

GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE

Definitions.

We use the following definitions to describe how the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefits work: Guaranteed Withdrawal Balance or means:

- The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.

- The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance.

-    The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.

Guaranteed Withdrawal Amount means:

- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted.

- The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance.

-    The maximum Guaranteed Withdrawal Amount at any time is $250,000.

Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or, for Guaranteed Principal Plus for Life, the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount."

Step-Up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Guaranteed Principal Plus and Guaranteed Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

We use additional terms to describe Guaranteed Principal Plus for Life:

Covered Person means:

- The person whose life we use to determine the duration of the Lifetime Income Amount payments.

- The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.

Lifetime Income Amount means:

- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the Contract.

- We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later.)

- The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.

Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Overview.

The Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed these Riders to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount". In addition, under the Guaranteed Principal Plus for Life Rider we calculate a "Lifetime Income Amount" on the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Guaranteed Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an Owner or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

We provide additional information about Guaranteed Principal Plus and Guaranteed Principal Plus for Life in the following sections:

- "Effect of Withdrawals" - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFITS OF GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE ARE ACCESSED THROUGH WITHDRAWALS, THESE RIDERS MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THESE RIDERS.

- "Bonus Qualification and Effect" - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

- "Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount" - describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount (for Guaranteed Principal Plus for Life only) may increase on certain dates to reflect favorable market performance.

- "Additional Purchase Payments" - describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount (for Guaranteed Principal Plus for Life only) by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.

- "Investment Options" - describes the special limitations we impose in the Investment Options we make available.

- "Life Expectancy Distributions" - describes our special programs to provide minimum distribution amounts required under certain sections of the Code.

- "Settlement Phase" - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.

- "Death Benefits" - describes how these Riders affect the death benefits provided under your Contract.

- "Termination" - describes when Guaranteed Principal Plus and Guaranteed Principal Plus for Life benefits end.

-    "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life"
     - provides further information on the fees we charge for these benefits.

You could elect Guaranteed Principal Plus or Guaranteed Principal Plus for Life (but not both) only at the time you purchased a Contract, provided:

-    the Rider was available for sale in the state where the Contract was sold;

- you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and

- you had not yet attained age 81 (we did not impose this restriction for Non-Qualified Contracts purchased before February 13, 2006).

We reserve the right to accept or refuse to issue either Guaranteed Principal Plus or Guaranteed Principal Plus for Life at our sole discretion. Once you elected Guaranteed Principal Plus or Guaranteed Principal Plus for Life, its effective date is the Contract Date and it is irrevocable. We charge an additional fee for these Riders and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life").

Effect of Withdrawals

We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

-    the Contract Value immediately after the withdrawal; or

- the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. Under Guaranteed Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Age 65 Contract Anniversary if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Guaranteed Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions").

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year. Under Guaranteed Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. Under Guaranteed Principal Plus for Life, if you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

Guaranteed Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Guaranteed Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (See "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life" and "Termination.")

Guaranteed Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Guaranteed Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life" and "Termination").

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, under Guaranteed Principal Plus for Life, Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Guaranteed Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.

Bonus Qualification and Effect

We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Guaranteed Principal Plus is the first 5 Contract Years. The Bonus Period under Guaranteed Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal Balance:

- by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects Of Withdrawals" below); otherwise

- by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-Up or Reset, increased by any Purchase Payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount to equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. Under Guaranteed Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).

Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount

RECALCULATION OF VALUES. If the Contract Value on any Step-Up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and, with respect to Guaranteed Principal Plus for Life, the Lifetime Income Amount. The recalculated Guaranteed Withdrawal Balance will equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value.

STEP-UP DATES. Step-Up Dates occur only while a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider is in effect. Under Guaranteed Principal Plus and for Contracts issued with the Guaranteed Principal Plus for Life Rider before February 13, 2006, we schedule the Step-Up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Guaranteed Principal Plus for Life Rider on and after February 13, 2006 may, subject to state approval, contain an enhanced schedule of Step-Up Dates. Under this enhanced schedule, Step-Up Dates under Guaranteed Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.

If you purchased a Guaranteed Principal Plus for Life Rider without the enhanced schedule, we may issue a special endorsement, in states where approved, after we have issued your Contract. This special endorsement to the Guaranteed Principal Plus for Life Rider will increase Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-Up Dates under the initial schedule.

STEP-UPS UNDER GUARANTEED PRINCIPAL PLUS. Under Guaranteed Principal Plus, you may elect to increase ("Step-Up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to the Guaranteed Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Guaranteed Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you will need to elect a Step-Up within 30 days of the respective Step-Up Date if you choose to make it effective.

Each time a Step-Up goes into effect, the Guaranteed Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Guaranteed Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life").

If you decline a scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance and the special endorsement to your Guaranteed Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

STEP-UPS UNDER GUARANTEED PRINCIPAL PLUS FOR LIFE. We will automatically increase ("Step-Up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-Up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up. We also reserve the right to increase the rate of the Guaranteed Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life").

If you decline an automatic scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-Ups under the schedule in effect for your Contract.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).

Additional Purchase Payments

EFFECT OF ADDITIONAL PURCHASE PAYMENTS. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of: (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment. We will also recalculate the Lifetime Income Amount under Guaranteed Principal Plus for Life each time we accept an additional Purchase Payment after the Age 65 Anniversary Date. We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.

Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).

PURCHASE PAYMENT LIMITS, IN GENERAL. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

SPECIAL PURCHASE PAYMENT LIMITS ON "NON-QUALIFIED" CONTRACTS. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:

- on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

SPECIAL PURCHASE PAYMENT LIMITS ON "QUALIFIED" CONTRACTS. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we impose additional limits on your ability to make Purchase Payments:

- under Guaranteed Principal Plus, on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

- under Guaranteed Principal Plus for Life, we will not accept an additional Purchase Payment on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age
     65), without our prior approval, if your total payments after the first Contract Anniversary exceed $100,000,

- under either Rider, we will only accept a Purchase Payment that qualifies as a "rollover contribution, for the year that you become age 70 1/2 and for any subsequent years, if your Contract is issued in connection with an IRA", but

- under either Rider, we will not accept any Purchase Payment after the oldest Owner becomes age 81.

You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.

GENERAL RIGHT OF REFUSAL. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right under Guaranteed Principal Plus for Life for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

Investment Options

While Guaranteed Principal Plus or Guaranteed Principal Plus for Life is in effect under your Contract, under our current rules you must invest 100% of your Contract Value at all times either:

(a) among the John Hancock Trust Lifestyle, DWS Asset Allocation and Money Market Investment Options available under your Contract (see "Available John Hancock Trust Lifestyle, DWS Asset Allocation and Money Market Investment Options" below); or

(b) in a manner consistent with any one of the Model Allocations available under your Contract (see "Available Model Allocations for Guaranteed Principal Plus" below). The Model Allocations were only available with Guaranteed Principal Plus.

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided 100% of your Contract Value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the Investment Option from which a withdrawal is to be made (see "Accumulation Period Provisions - Withdrawals"). Subsequent Purchase Payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL CONSULTANT TO ASSIST YOU IN DETERMINING WHICH INVESTMENT OPTION OR MODEL ALLOCATION AVAILABLE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

AVAILABLE JOHN HANCOCK TRUST LIFESTYLE, DWS ASSET ALLOCATION AND MONEY MARKET INVESTMENT OPTIONS. You may allocate your Contract Value to any one, or any combination, of the available John Hancock Trust Lifestyle, DWS Asset Allocation or Money Market Fund Investment Options and you may also use our Dollar Cost Averaging ("DCA") program from the Money Market or a DCA fixed account Investment Option in connection with your selected Investment Options.

These Investment Options invest in the following Funds:

     John Hancock Trust Lifestyle Investment Options:

     -    Lifestyle Balanced

     -    Lifestyle Conservative

     -    Lifestyle Growth

     -    Lifestyle Moderate

     DWS Asset Allocation Investment Options:

     -    DWS Income Allocation

     -    DWS Conservative Allocation

     -    DWS Moderate Allocation

     -    DWS Growth Allocation

     DWS Money Market

FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A FUND PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

AVAILABLE MODEL ALLOCATIONS FOR GUARANTEED PRINCIPAL PLUS. For applications received on or after December 8, 2003 (for John Hancock USA Contracts) and May 10, 2004 (for John Hancock New York Contracts), but prior to August 16, 2004, the Model Allocations listed below were among the available Investment Options for Guaranteed Principal Plus. These Model Allocations were no longer available for Contracts issued with Guaranteed Principal Plus as of August 16, 2004.

If you allocated Contract Value to the Model Allocations listed below as of August 16, 2004 you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Investment Option under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the DWS Asset Allocation or John Hancock Trust Lifestyle Funds or to any Variable Investment Option.

Model Allocations The following eight Model Allocations were available with Guaranteed Principal Plus for Contracts issued prior to August 16, 2004. The percentages indicated in the table are the percentage allocations of each Fund within the Model Allocation.

The Model Allocations are:

                              PERCENTAGE OF
   MODEL ALLOCATION NAME       ALLOCATION                  FUND NAME
   ---------------------      -------------                ---------
SCUDDER CONSERVATIVE INCOME       64.00%      DWS Core Fixed Income VIP
STRATEGY                                         (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                   5.00%      DWS High Income VIP
                                                 (formerly, "Scudder High Income
                                                 Portfolio")

                                   5.00%      DWS Strategic Income VIP
                                                 (formerly, "Scudder Strategic
                                                 Income Portfolio")

                                   4.00%      DWS Capital Growth VIP
                                                 (formerly, "Scudder Capital
                                                 Growth Portfolio")

SCUDDER CONSERVATIVE INCOME        3.00%      DWS International VIP
STRATEGY - CONTINUED                             (formerly, "Scudder
                                                 International Portfolio")

                                   3.00%      DWS Janus Growth & Income VIP
                                                 (formerly, "SVS Janus Growth
                                                 and Income Portfolio")

                                   3.00%      DWS MFS Strategic Value VIP

                              PERCENTAGE OF
   MODEL ALLOCATION NAME       ALLOCATION                  FUND NAME
   ---------------------      -------------                ---------
                                                 (formerly, "SVS MFS Strategic
                                                 Value Portfolio")

                                   2.00%      DWS Blue Chip VIP
                                                 (formerly, "Scudder Blue Chip
                                                 Portfolio")

                                   2.00%      DWS Growth & Income VIP
                                                 (formerly, "Scudder Growth and
                                                 Income Portfolio")

                                   2.00%      DWS RREEF Real Estate Securities
                                              VIP
                                                 (formerly, "Scudder Real Estate
                                                 Securities")

                                   1.00%      DWS Large Cap Value VIP
                                                 (formerly, "Scudder Large Cap
                                                 Value Portfolio")

                                   1.00%      DWS Global Opportunities VIP
                                                 (formerly,  "Scudder Global
                                                 Discovery Portfolio")

                                   1.00%      DWS International Select Equity
                                               VIP
                                                 (formerly, "Scudder
                                                 International Select Equity
                                                 Portfolio")

                                   1.00%      DWS Small Cap Growth VIP
                                                 (formerly, "Scudder Small Cap
                                                 Growth  Portfolio")

                                   1.00%      DWS Davis Venture Value VIP
                                                 (formerly, "SVS Davis Venture
                                                 Value Portfolio")

                                   1.00%      DWS Dreman High Return Equity VIP
                                                 (formerly, "SVS Dreman High
                                                 Return Equity Portfolio")

                                   1.00%      DWS Dreman Small Cap Value VIP
                                                 (formerly, "SVS Dreman Small
                                                 Cap Value Portfolio")

SCUDDER GROWTH STRATEGY           14.00%      DWS International VIP
                                                 (formerly, "Scudder
                                                 International Portfolio")

                                  14.00%      DWS Capital Growth VIP
                                                 (formerly, "Scudder Capital
                                                 Growth Portfolio")

                                  13.00%      DWS MFS Strategic Value VIP
                                                 (formerly, "SVS MFS Strategic
                                                 Value Portfolio")

                                  11.00%      DWS Core Fixed Income VIP
                                                 (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                   8.00%      DWS Davis Venture Value VIP
                                                 (formerly, "SVS Davis Venture
                                                 Value Portfolio")

                                   6.00%      DWS Growth & Income VIP
                                                 (formerly, "Scudder Growth and
                                                 Income Portfolio")

                                   5.00%      DWS Blue Chip VIP
                                                 (formerly, "Scudder Blue Chip
                                                 Portfolio")

                                   5.00%      DWS Janus Growth & Income VIP
                                                 (formerly, "SVS Janus Growth
                                                 and Income Portfolio")

                                   4.00%      DWS RREEF Real Estate Securities
                                              VIP
                                                 (formerly, "Scudder Real Estate
                                                 Securities")

                                   3.00%      DWS Large Cap Value VIP
                                                 (formerly, "Scudder Large Cap
                                                 Value Portfolio")

                                   3.00%      DWS Dreman High Return Equity VIP
                                                 (formerly, "SVS Dreman High
                                                 Return Equity Portfolio")

                                   3.00%      DWS Dreman Small Cap Value VIP
                                                 (formerly, "SVS Dreman Small
                                                 Cap Value Portfolio")

                                   3.00%      DWS Oak Strategic Equity VIP
                                                 (formerly, "SVS Oak Strategic
                                                 Equity Portfolio")

                                   2.00%      DWS Global Opportunities VIP
                                                 (formerly, "Scudder Global
                                                 Discovery Portfolio")

                                   2.00%      DWS International Select Equity
                                              VIP
                                                 (formerly, "Scudder
                                                 International Select Equity
                                                 Portfolio")

SCUDDER GROWTH STRATEGY -
CONTINUED                          2.00%      DWS Small Cap Growth VIP
                                                 (formerly, "Scudder Small Cap
                                                 Growth  Portfolio")

                                   1.00%      DWS High Income VIP
                                                 (formerly, "Scudder High Income
                                                 Portfolio")

                                   1.00%      DWS Strategic Income VIP
                                                 (formerly, "Scudder Strategic
                                                 Income Portfolio")

                              PERCENTAGE OF
   MODEL ALLOCATION NAME       ALLOCATION                  FUND NAME
   ---------------------      -------------                ---------
SCUDDER GROWTH & INCOME
STRATEGY                           32.00%     DWS Core Fixed Income VIP
                                                 (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                   10.00%     DWS Capital Growth VIP
                                                 (formerly, "Scudder Capital
                                                 Growth Portfolio")

                                    9.00%     DWS International VIP
                                                 (formerly, "Scudder
                                                 International Portfolio")

                                    9.00%     DWS MFS Strategic Value VIP
                                                 (formerly, "SVS MFS Strategic
                                                 Value Portfolio")

                                    4.00%     DWS Blue Chip VIP
                                                 (formerly, "Scudder Blue Chip
                                                 Portfolio")

                                    4.00%     DWS Growth & Income VIP
                                                 (formerly, "Scudder Growth and
                                                 Income Portfolio")

                                    4.00%     DWS Davis Venture Value VIP
                                                 (formerly, "SVS Davis Venture
                                                 Value Portfolio")

                                    4.00%     DWS Janus Growth & Income VIP
                                                 (formerly, "SVS Janus Growth
                                                 and Income Portfolio")

                                    3.00%     DWS Large Cap Value VIP
                                                 (formerly, "Scudder Large Cap
                                                 Value Portfolio")

                                    3.00%     DWS High Income VIP
                                                 (formerly, "Scudder High Income
                                                 Portfolio")

                                    3.00%     DWS RREEF Real Estate Securities
                                              VIP
                                                 (formerly, "Scudder Real Estate
                                                 Securities")

                                    3.00%     DWS Oak Strategic Equity VIP
                                                 (formerly, "SVS Oak Strategic
                                                 Equity Portfolio")

                                    2.00%     DWS Global Opportunities VIP
                                                 (formerly, "Scudder Global
                                                 Discovery Portfolio")

                                    2.00%     DWS International Select Equity
                                              VIP
                                                 (formerly, "Scudder
                                                 International Select Equity
                                                 Portfolio")

                                    2.00%     DWS Small Cap Growth VIP
                                                 (formerly, "Scudder Small Cap
                                                 Growth  Portfolio")

                                    2.00%     DWS Strategic Income VIP
                                                 (formerly, "Scudder Strategic
                                                 Income Portfolio")

                                    2.00%     DWS Dreman High Return Equity VIP
                                                 (formerly, "SVS Dreman High
                                                 Return Equity Portfolio")

                                    2.00%     DWS Dreman Small Cap Value VIP
                                                 (formerly, "SVS Dreman Small
                                                 Cap Value Portfolio")

SCUDDER INCOME & GROWTH
STRATEGY   46.00%                             DWS Core Fixed Income VIP
                                                 (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                   8.00%      DWS Capital Growth VIP
                                                 (formerly, "Scudder Capital
                                                 Growth Portfolio")

                                   7.00%      DWS MFS Strategic Value VIP
                                                 (formerly, "SVS MFS Strategic
                                                 Value Portfolio")

                                   6.00%      DWS International VIP
                                                 (formerly, "Scudder
                                                 International Portfolio")

                                   4.00%      DWS High Income VIP
                                                 (formerly, "Scudder High Income
                                                 Portfolio")

                                   4.00%      DWS Janus Growth & Income VIP
                                                 (formerly, "SVS Janus Growth
                                                 and Income Portfolio")

                                   3.00%      DWS Blue Chip VIP
                                                 (formerly, "Scudder Blue Chip
                                                 Portfolio")

SCUDDER INCOME & GROWTH
STRATEGY - CONTINUED               3.00%      DWS Growth & Income VIP
                                                 (formerly, "Scudder Growth and
                                                 Income Portfolio")

                                   3.00%      DWS Strategic Income VIP
                                                 (formerly, "Scudder Strategic
                                                 Income Portfolio")

                                   3.00%      DWS Davis Venture Value VIP
                                                 (formerly, "SVS Davis Venture
                                                 Value Portfolio")

                              PERCENTAGE OF
   MODEL ALLOCATION NAME       ALLOCATION                  FUND NAME
   ---------------------      -------------                ---------
                                   2.00%      DWS Large Cap Value VIP
                                                 (formerly, "Scudder Large Cap
                                                 Value Portfolio")

                                   2.00%      DWS Global Opportunities VIP
                                                 (formerly, "Scudder Global
                                                 Discovery Portfolio")

                                   2.00%      DWS International Select Equity
                                              VIP
                                                 (formerly, "Scudder
                                                 International Select Equity
                                                 Portfolio")

                                   2.00%      DWS RREEF Real Estate Securities
                                              VIP
                                                 (formerly, "Scudder Real Estate
                                                 Securities")

                                   2.00%      DWS Dreman High Return Equity VIP
                                                 (formerly, "SVS Dreman High
                                                 Return Equity Portfolio")

                                   2.00%      DWS Dreman Small Cap Value VIP
                                                 (formerly, "SVS Dreman Small
                                                 Cap Value Portfolio")

                                   1.00%      DWS Small Cap Growth VIP
                                                 (formerly, "Scudder Small Cap
                                                 Growth Portfolio")

GROWTH FOCUS                      40.00%      DWS Core Fixed Income VIP
                                                 (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                  30.00%      DWS Capital Growth VIP
                                                 (formerly, "Scudder Capital
                                                 Growth Portfolio")

                                  15.00%      DWS Janus Growth & Income VIP
                                                 (formerly, "SVS Janus Growth
                                                 and Income Portfolio")

                                  15.00%      DWS Oak Strategic Equity VIP
                                                 (formerly, "SVS Oak Strategic
                                                 Equity Portfolio")

SECTOR FOCUS                      40.00%      DWS Core Fixed Income VIP
                                                 (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                  15.00%      DWS Health Care VIP
                                                 (formerly, "Scudder Health
                                                 Sciences Portfolio")

                                  15.00%      DWS RREEF Real Estate Securities
                                              VIP
                                                 (formerly, "Scudder Real
                                                 Estate Securities")

                                  15.00%      DWS Technology VIP
                                                 (formerly, "Scudder Technology
                                                 Growth Portfolio")

                                  15.00%      DWS Dreman Financial Services VIP
                                                 (formerly, "SVS Dreman
                                                 Financial Services Portfolio")

US ALL-CAPITALIZATION             40.00%      DWS Core Fixed Income VIP
                                                 (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                  15.00%      DWS Capital Growth VIP
                                                 (formerly, "Scudder Capital
                                                 Growth Portfolio")

                                  15.00%      DWS Small Cap Growth VIP
                                                 (formerly, "Scudder Small Cap
                                                 Growth  Portfolio")

                                  15.00%      DWS MFS Strategic Value VIP
                                                 (formerly, "SVS MFS Strategic
                                                 Value Portfolio")

                                  15.00%      DWS Turner Mid Cap Growth VIP
                                                 (formerly, "SVS Turner Mid Cap
                                                 Growth Portfolio")

VALUE FOCUS                       40.00%      DWS Core Fixed Income VIP
                                                 (formerly, "Scudder Fixed
                                                 Income Portfolio")

                                  15.00%      DWS Large Cap Value VIP
                                                 (formerly, "Scudder Large Cap
                                                 Value Portfolio")

                                  15.00%      DWS Davis Venture Value VIP
                                                 (formerly, "SVS Davis Venture
                                                 Value Portfolio")

VALUE FOCUS - CONTINUED           15.00%      DWS Dreman High Return Equity VIP
                                                 (formerly, "SVS Dreman High
                                                 Return Equity Portfolio")

                                  15.00%      DWS MFS Strategic Value VIP
                                                 (formerly, "SVS MFS Strategic
                                                 Value Portfolio")

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN FUND PROSPECTUSES CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ A FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.

We also reserve the right to limit the actual percentages you may allocate to certain Investment Options, to require that you choose certain Investment Options in conjunction with other Investment Options, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing Variable Investment Options to the percentages we require.

UNDER GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THE RESPECTIVE BENEFIT.

Life Expectancy Distributions - Guaranteed Principal Plus for Life

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

- pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

- pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

-    as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
     Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR FOR FURTHER INFORMATION.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (with respect to Guaranteed Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:

- the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or

- the Guaranteed Withdrawal Balance as of the applicable date divided by the Owner's Life Expectancy.

The Life Expectancy Amount calculation provided under Guaranteed Principal Plus is based on the Company's understanding and interpretation of the requirement under tax law as of the date of this Prospectus applicable to Pre-59 1/2 Distributions, Required MinimuM Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Guaranteed Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on Guaranteed Principal Plus.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. IF YOUR CONTRACT INCLUDES GUARANTEED PRINCIPAL PLUS FOR LIFE, WE WILL MAKE CONTINUE TO MAKE DISTRIBUTIONS AS PART OF THE "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Guaranteed Principal Plus for Life) the Lifetime Income Amount.

NO LOANS UNDER 403(B) PLANS. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if your Contract includes Guaranteed Principal Plus for Life.

Settlement Phase

IN GENERAL. We automatically make settlement payments during the "settlement phase" under Guaranteed Principal Plus and Guaranteed Principal Plus for Life. Under Guaranteed Principal Plus, the "settlement phase" begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Guaranteed Principal Plus for Life, the "settlement phase" begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the settlement phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the settlement phase. At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.

GUARANTEED PRINCIPAL PLUS SETTLEMENT PHASE. At the beginning of Guaranteed Principal Plus's settlement phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distributions"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Guaranteed Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum our current administrative procedures and Guaranteed Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Guaranteed Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of death benefit" provision of this Prospectus.

GUARANTEED PRINCIPAL PLUS FOR LIFE SETTLEMENT PHASE. At the beginning of Guaranteed Principal Plus for Life's settlement phase, the settlement payment amount we permit you to choose varies:

- You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").

- You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

- We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.

- After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Death Benefits

DEATH BENEFITS BEFORE THE SETTLEMENT PHASE. If any Owner dies during the Accumulation Period but before the settlement phase, Guaranteed Principal Plus and Guaranteed Principal Plus for Life will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.

CONTINUATION OF GUARANTEED PRINCIPAL PLUS. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY IS:                   THEN GUARANTEED PRINCIPAL PLUS:
----------------------                   -------------------------------
1. The Deceased Owner's Spouse   Continues if the Guaranteed Withdrawal Balance
                                 is greater than zero.

                                 Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to Step-Up the Guaranteed Withdrawal Balance if the death benefit on the date of determination is greater than the Guaranteed Withdrawal
                                 Balance.

                                 Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life
                                 Expectancy Distributions. In such cases, the Guaranteed Withdrawal Balance may be automatically reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this Rider.)

                                 Continues to impose the Guaranteed Principal
                                 Plus fee.

                                 Continues to be eligible for any remaining
                                 Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible
                                 Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date.

2. Not the Deceased Owner's      Continues in the same manner as above, except
Spouse                           that Guaranteed Principal Plus does not
                                 continue to be eligible for any remaining
                                 Bonuses and Step-Ups, other than the initial
                                 Step-Up of the Guaranteed Withdrawal Balance to
                                 equal the death benefit, if greater than the
                                 Guaranteed Withdrawal Balance prior to the
                                 death benefit.

CONTINUATION OF GUARANTEED PRINCIPAL PLUS FOR LIFE. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY  IS:              THEN GUARANTEED PRINCIPAL PLUS FOR LIFE:
-----------------------              ----------------------------------------
1. The deceased Owner's spouse   Does not continue with respect to the Lifetime
and the deceased Owner is the    Income Amount, but continues with respect to
Covered Person                   the Guaranteed Withdrawal Amount if the death
                                 benefit or the Guaranteed Withdrawal Balance is
                                 greater than zero. We will automatically
                                 Step-Up the Guaranteed Withdrawal Balance to
                                 equal the initial death benefit we determine,
                                 if greater than the Guaranteed Withdrawal
                                 Balance prior to the death benefit.

                                 Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                                 Continues to impose the Guaranteed Principal
                                 Plus for Life fee.

                                 Continues to be eligible for any remaining
                                 Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit
                                 Step-Up, if any, and any future Step-Ups if we increase the rate of the Guaranteed Principal
                                 Plus for Life fee at that time.

2. Not the deceased Owner's      Continues in the same manner as 1., except that
spouse and the deceased Owner    Guaranteed Principal Plus for Life does not
is the Covered Person            continue to be eligible for any remaining
                                 Bonuses and Step-Ups, other than the initial
                                 Step-Up of the Guaranteed Withdrawal Balance to
                                 equal the death benefit, if greater than the
                                 Guaranteed Withdrawal Balance prior to the
                                 death benefit. We will permit the Beneficiary
                                 to opt out of the initial death benefit
                                 Step-Up, if any, if we increase the rate of the
                                 Guaranteed Principal Plus for Life fee at that
                                 time.

3. The deceased Owner's spouse   Continues in the same manner as 1., except that
and the deceased Owner is not    Guaranteed Principal Plus for Life continues
the Covered Person               with respect to the Lifetime Income Amount for
                                 the Beneficiary. If the Lifetime Income Amount
                                 has not been determined prior to the payment of
                                 any portion of the death benefit, we will
                                 determine the initial Lifetime Income Amount on
                                 an anniversary of the date we determine the
                                 death benefit after the Covered Person has
                                 reached age 65.

4. Not the deceased Owner's      Continues in the same manner as 1., except that
spouse and the deceased Owner    Guaranteed Principal Plus for Life continues
is not the Covered Person        with respect to the Lifetime Income Amount for
                                 the Beneficiary. If the Lifetime Income Amount
                                 has not been determined prior to the payment of
                                 any portion of the death benefit, we will
                                 determine the initial Lifetime Income Amount on
                                 an anniversary of the date we determine the
                                 death benefit after the Covered Person has
                                 reached age 65.

                                 In this case, Guaranteed Principal Plus for
                                 Life does not continue to be eligible for any remaining Bonuses and Step-Ups, other than the initial Step-Up of the Guaranteed Withdrawal
                                 Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Guaranteed Principal Plus for Life fee at that time.

DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider. (Under the Guaranteed Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the settlement phase.) If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination

You may not terminate either the Guaranteed Principal Plus or the Guaranteed Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:

- the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

- under Guaranteed Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero; or

- under Guaranteed Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or

-    the Maturity Date under a Contract issued with Guaranteed Principal Plus;
     or

-    the date an Annuity Option begins under Guaranteed Principal Plus for Life;
     or

-    termination of the Contract.

Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life

We charge an additional annual fee on each Contract Anniversary for Guaranteed Principal Plus and Guaranteed Principal Plus for Life. The Guaranteed Principal Plus fee is equal to 0.30% and the Guaranteed Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.

WE RESERVE THE RIGHT TO INCREASE THE FEES FOR GUARANTEED PRINCIPAL PLUS AND/OR GUARANTEED PRINCIPAL PLUS FOR LIFE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Guaranteed Principal Plus or Guaranteed Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF A GUARANTEED PRINCIPAL PLUS OR GUARANTEED PRINCIPAL PLUS FOR LIFE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND, FOR GUARANTEED PRINCIPAL PLUS FOR LIFE, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THESE RIDERS LIMIT THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDE NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.

EXAMPLES

The following examples provide hypothetical illustrations of the benefits provided under the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

Guaranteed Principal Plus - Examples

EXAMPLE 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-Ups.

                                                                          GUARANTEED
                                    GUARANTEED                        WITHDRAWAL BALANCE
                                    WITHDRAWAL   WITHDRAWAL               ON CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS     AMOUNT        TAKEN     BONUS       ANNIVERSARY
-------------   -----------------   ----------   ----------   -----   ------------------
   At issue          $100,000                                             $100,000(A)
          1                 0        $5,000(A)    $5,000       0            95,000
          2                 0         5,000        5,000(B)    0(B)         90,000(C)
          3                 0         5,000        5,000       0            85,000
          4                 0         5,000        5,000       0            80,000
          5                 0         5,000        5,000       0            75,000
         10                 0         5,000        5,000       0            50,000
         20                 0         5,000        5,000       0                 0(D)

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no bonus in any year that a withdrawal is taken.

(C) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).

(D) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the rider will terminate.

EXAMPLE 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and there are no Step-Ups.

                                    GUARANTEED WITHDRAWAL                           GUARANTEED WITHDRAWAL
                                         AMOUNT AFTER       WITHDRAWAL                    BENEFIT ON
CONTRACT YEAR   PURCHASE PAYMENTS      PURCHASE PAYMENT        TAKEN      BONUS      CONTRACT ANNIVERSARY
-------------   -----------------   ---------------------   ----------   ------     ---------------------
   At issue        $100,000                                                              $100,000
          1               0               $5,000             $    0      $5,000(A)        105,000(A)
          2          10,000(B)             5,750(B)               0       5,500           120,500
          3               0                6,025              6,025(C)        0(D)        114,475(C)
          4               0                6,025                  0       5,500           119,975
          5               0                6,025                  0       5,500           125,475

(A) In this example, there is no withdrawal during the first contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 - $5,250).

(B) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) =$5,750).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D)  No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset).

                                    GUARANTEED WITHDRAWAL                  HYPOTHETICAL CONTRACT            GUARANTEED WITHDRAWAL
                                         AMOUNT AFTER       WITHDRAWAL       VALUE ON CONTRACT               BALANCE ON CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS      PURCHASE PAYMENT        TAKEN     ANNIVERSARY PRIOR TO FEE   BONUS        ANNIVERSARY
-------------   -----------------   ---------------------   ----------   ------------------------   -----   ---------------------
   At issue          $100,000                                                                                    $100,000
          1                 0               $5,000          $ 5,000             $102,000              0            95,000
          2                 0                5,000            5,000              103,828              0            90,000
          3                 0                5,000            5,000              105,781(A)           0           105,781(A)
          4                 0                5,289(B)         5,289               94,946              0           100,492
          5                 0                5,289           10,000(C)            79,898(C)           0            79,898(C)

(A) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

(B) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).

(C) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

Guaranteed Principal Plus for Life- Examples

EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                                                                                                      GUARANTEED WITHDRAWAL
                                        GUARANTEED         LIFETIME                                    BALANCE ON CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS   WITHDRAWAL AMOUNT   INCOME AMOUNT   WITHDRAWAL TAKEN    BONUS          ANNIVERSARY
-------------   -----------------   -----------------   -------------   ----------------   ------     ---------------------
  At issue           $100,000              N/A               N/A             $    0        $    0          $100,000(A)
         1                  0           $5,000(A)            N/A                  0         5,000(B)        105,000(C)
         2                  0             5250(C)            N/A                  0         5,000           110,000
         3                  0            5,500               N/A                  0         5,000           115,000
         4                  0            5,750               N/A                  0         5,000           120,000
         5                  0            6,000               N/A                  0         5,000           125,000
         6                  0            6,250               N/A                  0         5,000           130,000
         7                  0            6,500               N/A                  0         5,000           135,000
         8                  0            6,750               N/A                  0         5,000           140,000
         9                  0            7,000               N/A                  0         5,000           145,000
        10                  0            7,250               N/A                  0         5,000           150,000
        11                  0            7,500            $7,500(D)           7,500             0           142,500
        12                  0            7,500             7,500              7,500             0           135,000
        13                  0            7,500             7,500              7,500             0           127,500
        14                  0            7,500             7,500              7,500             0           120,000
        15                  0            7,500             7,500              7,500             0           112,500
        20                  0            7,500             7,500              7,500             0            75,000
        25                  0            7,500             7,500              7,500             0            37,500
        30                  0            7,500             7,500              7,500             0                 0
        31+                 0                0             7,500              7,500             0                 0

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).

(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500).

EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.

                                    GUARANTEED WITHDRAWAL    LIFETIME INCOME                                 GUARANTEED WITHDRAWAL
                                         AMOUNT AFTER         AMOUNT AFTER                                         BALANCE ON
CONTRACT YEAR   PURCHASE PAYMENTS      PURCHASE PAYMENT     PURCHASE PAYMENT   WITHDRAWAL TAKEN    BONUS      CONTRACT ANNIVERSARY
-------------   -----------------   ---------------------   ----------------   ----------------   ------     ---------------------
   At issue        $100,000                   --                    N/A            $    0         $    0          $100,000
          1               0               $5,000                 $5,000                 0          5,000           105,000
          2          10,000(A)             5,750(A)               5,750                 0          5,500(B)        120,500
          3               0                6,025                  6,025             6,025(C)           0(D)        114,475(C)
          4               0                6,025                  6,025                 0          5,500           119,975
          5               0                6,025                  6,025                 0          5,500           125,475

(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).

(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).

(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(D)  No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                                                           HYPOTHETICAL
                                  GUARANTEED WITHDRAWAL   LIFETIME INCOME                CONTRACT VALUE ON   GUARANTEED WITHDRAWAL
                                       AMOUNT AFTER        AMOUNT AFTER    WITHDRAWAL  CONTRACT ANNIVERSARY   BALANCE ON CONTRACT
CONTRACT YEAR  PURCHASE PAYMENTS     PURCHASE PAYMENT    PURCHASE PAYMENT     TAKEN     PRIOR TO RIDER FEE       ANNIVERSARY
-------------  -----------------  ---------------------  ----------------  ----------  --------------------  ---------------------
   At issue         $100,000            $   --               $   --        $    --          $    --               $100,000
          1                0             5,000                   --          5,000           102,000                95,000
          2                0             5,000                   --          5,000           103,828                90,000(A)
          3                0             5,000                4,500(A)       5,000           105,781(B)            105,781(B)
          4                0             5,289(C)             5,289(C)       5,289            94,946               100,492
          5                0             5,289                5,289         10,000(C)         79,898                79,898
          6                0             3,995(D)             3,995D

(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(B) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).

(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

             Appendix E: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.

The following is a list of the various optional guaranteed minimum income benefits that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

     John Hancock USA
     Guaranteed Retirement Income Benefit II
     Guaranteed Retirement Income Benefit III

     John Hancock New York
     Guaranteed Retirement Income Benefit II

The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity benefit payments available under the Contract are greater than the monthly annuity benefit payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity benefit payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.

JOHN HANCOCK USA

Availability of Guaranteed Retirement Income Benefits

John Hancock USA offered two versions of the Guaranteed Retirement Income Benefit. Guaranteed Retirement Income Benefit II was available for Contracts issued between July 2001 and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Benefit III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III below.

CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

- may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

- must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III

The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity benefit payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

GROWTH FACTOR INCOME BASE: The Growth Factor Income Base is equal to (a) less
(b), where:

     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME BENEFIT II GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

GUARANTEED RETIREMENT INCOME BENEFIT III GROWTH FACTOR: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

STEP-UP INCOME BASE: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

GUARANTEED RETIREMENT INCOME BENEFIT II INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

GUARANTEED RETIREMENT INCOME BENEFIT III INCOME BASE REDUCTIONS: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.

Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options").

     Life Annuity with a 10-Year Period Certain - Available for both Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III.

     Joint and Survivor Life Annuity with a 20-Year Period Certain - Available for Contracts with Guaranteed Retirement Income Benefit II issued prior to January 27, 2003 (availability may vary by state).

     Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Benefit III and for Contracts issued with Guaranteed Retirement Income Benefit II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with Guaranteed Retirement Income Benefit is that annuity benefits payable under Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME BENEFIT RIDER   ANNUAL FEE
------------------------------------------   ----------
Guaranteed Retirement Income Benefit II         0.45%
Guaranteed Retirement Income Benefit III        0.50%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Benefit

Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

- the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

-    the termination of the Contract for any reason; or

-    the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Benefit is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Benefit.

Hence, you should consider that since (a) Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.

JOHN HANCOCK NEW YORK

Availability of Guaranteed Retirement Income Benefit

John Hancock New York offered Guaranteed Retirement Income Benefit II for Contracts issued between December 2, 2002 and June 11, 2004.

CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

- may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

- must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

Income Base

The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity benefit payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Benefit II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

GROWTH FACTOR INCOME BASE (GUARANTEED RETIREMENT INCOME BENEFIT II ONLY): The Growth Factor Income Base is equal to (a) less (b), where:

     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

STEP-UP INCOME BASE: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options"):

     -    Life Annuity with a 10-Year Period Certain;

     -    Joint and Survivor Life Annuity with a 20-Year Period Certain.

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with Guaranteed Retirement Income Benefit is that annuity benefits payable under Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME BENEFIT RIDER   ANNUAL FEE
------------------------------------------   ----------
Guaranteed Retirement Income Benefit II         0.45%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity benefit payments will be treated as a full withdrawal

Termination of Guaranteed Retirement Income Benefit

Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

- the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

-    the termination of the Contract for any reason; or

-    the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Benefit is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Benefit.

You should consider that since (a) Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.

                 Appendix U: Tables of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges.)

The table contains information on different classes of Accumulation Units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

-    Wealthmark Contracts with no optional benefit Riders;

-    Wealthmark Contracts with the Enhanced Earnings optional benefit Rider;

-    Wealthmark Contracts with the Payment Credit optional benefit Rider.

Please note that Guaranteed Retirement Income Benefit II, Guaranteed Retirement Income Benefit III, Guaranteed Principal Plus, Guaranteed Principal Plus for Life and Accelerated Beneficiary Protection Death Benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
       John Hancock Life Insurance Company of New York Separate Account A
             Accumulation Unit Values- Wealthmark Variable Annuity

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
AIM V.I. UTILITIES FUND PORTFOLIO (FORMERLY, INVESCO VIF-UTILITIES FUND PORTFOLIO) -SERIES I SHARES (units first credited
9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year $19.416214 $15.897248 $13.751079 $12.500000       --       --       --       --       --       --
      Value at End of Year  22.370486  19.416214  15.897248  13.751079       --       --       --       --       --       --
   Wealthmark No. of Units    135,340    114,215     10,468        437       --       --       --       --       --       --
NY Wealthmark No. of Units      7,051      6,060      2,979         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  19.329681  15.936457  13.757466  12.500000       --       --       --       --       --       --
      Value at End of Year  22.226432  19.329681  15.936457  13.757466       --       --       --       --       --       --
              No. of Units      9,657     12,340    101,580      5,495       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  19.265019  15.867908  15.312861         --       --       --       --       --       --       --
      Value at End of Year  22.118994  19.265019  15.867908         --       --       --       --       --       --       --
              No. of Units      4,357      3,130        469         --       --       --       --       --       --       --
ALGER AMERICAN BALANCED PORTFOLIO -CLASS S SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  17.795122  14.955662  12.799437  12.500000       --       --       --       --       --       --
      Value at End of Year  16.440363  17.795122  14.955662  12.799437       --       --       --       --       --       --
   Wealthmark No. of Units  1,106,591    249,717     83,239      1,097       --       --       --       --       --       --
NY Wealthmark No. of Units     90,815     18,238     28,262         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  17.715787  14.992568  12.805399  12.500000       --       --       --       --       --       --
      Value at End of Year  16.334438  17.715787  14.992568  12.805399       --       --       --       --       --       --
              No. of Units     70,552     50,751    926,293     16,012       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  17.656523  14.928041  14.466206         --       --       --       --       --       --       --
      Value at End of Year  16.255443  17.656523  14.928041         --       --       --       --       --       --       --
              No. of Units     13,021      2,700      3,872         --       --       --       --       --       --       --
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -CLASS S SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  15.414901  16.683582  12.629313  12.500000       --       --       --       --       --       --
      Value at End of Year  20.032247  15.414901  16.683582  12.629313       --       --       --       --       --       --
   Wealthmark No. of Units    223,849  1,218,218     31,250        811       --       --       --       --       --       --
NY Wealthmark No. of Units     18,632     99,652      6,335         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  15.346146  16.724725  12.635201  12.500000       --       --       --       --       --       --
      Value at End of Year  19.903222  15.346146  16.724725  12.635201       --       --       --       --       --       --
              No. of Units     50,877     93,621    178,102     13,628       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  15.294784  16.652790  16.292478         --       --       --       --       --       --       --
      Value at End of Year  19.807012  15.294784  16.652790         --       --       --       --       --       --       --
              No. of Units      1,678     21,538      2,700         --       --       --       --       --       --       --
CREDIT SUISSE TRUST GLOBAL SMALL CAP (FORMERLY, CREDIT SUISSE TRUST-GLOBAL POST-VENTURE CAPITAL PORTFOLIO) -NAV SHARES
(units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  22.973662  19.697592  13.554919  12.500000       --       --       --       --       --       --
      Value at End of Year  26.312726  22.973662  19.697592  13.554919       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
   Wealthmark No. of Units     54,354     33,475      5,433         96       --       --       --       --       --       --
NY Wealthmark No. of Units      4,834      4,823      1,607         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  22.871265  19.746145  13.561223  12.500000       --       --       --       --       --       --
      Value at End of Year  26.143288  22.871265  19.746145  13.561223       --       --       --       --       --       --
              No. of Units      8,631      6,869     17,980        362       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year $22.794792 $19.673365 $19.536332         --       --       --       --       --       --       --
      Value at End of Year  26.016959  22.794792  19.673365         --       --       --       --       --       --       --
              No. of Units        828         40         --         --       --       --       --       --       --       --
CREDIT SUISSETRUST-EMERGING MARKETS PORTFOLIO -NAV SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  23.163871  18.757094  13.339563  12.500000       --       --       --       --       --       --
      Value at End of Year  29.223626  23.163871  18.757094  13.339563       --       --       --       --       --       --
   Wealthmark No. of Units    228,309    199,080     21,105        334       --       --       --       --       --       --
NY Wealthmark No. of Units     13,835      9,923      5,470         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  23.060665  18.803321  13.345774  12.500000       --       --       --       --       --       --
      Value at End of Year  29.035525  23.060665  18.803321  13.345774       --       --       --       --       --       --
              No. of Units     34,002     30,867    132,213      2,871       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  22.983543  18.722477  18.236015         --       --       --       --       --       --       --
      Value at End of Year  28.895197  22.983543  18.722477         --       --       --       --       --       --       --
              No. of Units      5,656      5,353        135         --       --       --       --       --       --       --
DREYFUS I.P. MIDCAP STOCK PORTFOLIO -SERVICE SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  20.221116  17.908201  13.839917  12.500000       --       --       --       --       --       --
      Value at End of Year  21.722583  20.221116  17.908201  13.839917       --       --       --       --       --       --
   Wealthmark No. of Units    938,985    932,611     74,493      3,146       --       --       --       --       --       --
NY Wealthmark No. of Units     78,833     76,549     29,002         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  20.130988  17.952346  13.846357  12.500000       --       --       --       --       --       --
      Value at End of Year  21.582690  20.130988  17.952346  13.846357       --       --       --       --       --       --
              No. of Units     92,859     93,694    657,053     30,194       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  20.063641  17.875144  17.221245         --       --       --       --       --       --       --
      Value at End of Year  21.478354  20.063641  17.875144         --       --       --       --       --       --       --
              No. of Units     24,638     25,374      7,461         --       --       --       --       --       --       --
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -SERVICE SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  17.836947  17.032974  13.763182  12.500000       --       --       --       --       --       --
      Value at End of Year  18.179290  17.836947  17.032974  13.763182       --       --       --       --       --       --
   Wealthmark No. of Units     68,128     71,576      8,876      1,348       --       --       --       --       --       --
NY Wealthmark No. of Units      5,407      5,595        390         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  17.757420  17.074978  13.769592  12.500000       --       --       --       --       --       --
      Value at End of Year  18.062174  17.757420  17.074978  13.769592       --       --       --       --       --       --
              No. of Units      7,533      9,070     58,272      4,103       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  17.698021  17.012020  16.750898         --       --       --       --       --       --       --
      Value at End of Year  17.974862  17.698021  17.012020         --       --       --       --       --       --       --
              No. of Units      2,139      2,141         --         --       --       --       --       --       --       --
SCUDDER 21ST CENTURY GROWTH PORTFOLIO (MERGED INTO SCUDDER SMALL CAP GROWTH PORTFOLIO EFF 5-1-2005) -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year         --  17.530062  13.661183  12.500000       --       --       --       --       --       --
      Value at End of Year         --  19.163946  17.530062  13.661183       --       --       --       --       --       --
   Wealthmark No. of Units         --    174,019      7,510        349       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
NY Wealthmark No. of Units         --      8,560      2,424         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year         --  17.573287  13.667541  12.500000       --       --       --       --       --       --
      Value at End of Year         --  19.078507  17.573287  13.667541       --       --       --       --       --       --
              No. of Units         --     12,453    172,059      8,406       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year         --  17.497738  17.423406         --       --       --       --       --       --       --
      Value at End of Year         --  19.014715  17.497738         --       --       --       --       --       --       --
              No. of Units         --      2,074      1,975         --       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
SCUDDER BLUE CHIP PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year $19.204489 $16.812834 $13.476913 $12.500000       --       --       --       --       --       --
      Value at End of Year  20.771752  19.204489  16.812834  13.476913       --       --       --       --       --       --
   Wealthmark No. of Units    650,218    654,816     80,970      2,554       --       --       --       --       --       --
NY Wealthmark No. of Units     68,510     62,986     20,784         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  19.118886  16.854301  13.483188  12.500000       --       --       --       --       --       --
      Value at End of Year  20.637981  19.118886  16.854301  13.483188       --       --       --       --       --       --
              No. of Units     89,385    105,356    444,499     17,806       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  19.054942  17.253759  16.789437         --       --       --       --       --       --       --
      Value at End of Year  20.538225  19.054942  17.253759         --       --       --       --       --       --       --
              No. of Units      3,769      4,039        216         --       --       --       --       --       --       --
SCUDDER CAPITAL GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  18.089923  17.014882  13.665622  12.500000       --       --       --       --       --       --
      Value at End of Year  19.357786  18.089923  17.014882  13.665622       --       --       --       --       --       --
   Wealthmark No. of Units  1,405,287    564,708     31,170      2,440       --       --       --       --       --       --
NY Wealthmark No. of Units    102,555     20,406      8,183         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  18.009292  17.056831  13.671980  12.500000       --       --       --       --       --       --
      Value at End of Year  19.233113  18.009292  17.056831  13.671980       --       --       --       --       --       --
              No. of Units    112,102     37,509    476,741     23,254       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  17.949036  16.983475  16.963128         --       --       --       --       --       --       --
      Value at End of Year  19.140132  17.949036  16.983475         --       --       --       --       --       --       --
              No. of Units      3,390        896        189         --       --       --       --       --       --       --
SCUDDER CONSERVATIVE INCOME STRATEGY PORTFOLIO -CLASS B SHARES (units first credited 8-16-2004)
Contracts with no Optional Benefits
    Value at Start of Year  13.043798  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  13.317179  13.043798         --         --       --       --       --       --       --       --
   Wealthmark No. of Units    228,618      7,772         --         --       --       --       --       --       --       --
NY Wealthmark No. of Units     22,356      4,960         --         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  13.034004  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  13.280670  13.034004         --         --       --       --       --       --       --       --
              No. of Units     25,418         --         --         --       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  13.026675  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  13.253368  13.026675         --         --       --       --       --       --       --       --
              No. of Units      8,096      7,301         --         --       --       --       --       --       --       --
SCUDDER FIXED INCOME PORTFOLIO (FORMERLY, SCUDDER INVESTMENT GRADE BOND PORTFOLIO) -CLASS B SHARES (units first credited
9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  13.425361  13.046399  12.654554  12.500000       --       --       --       --       --       --
      Value at End of Year  13.484372  13.425361  13.046399  12.654554       --       --       --       --       --       --
   Wealthmark No. of Units  1,845,843  1,986,687    191,978      5,127       --       --       --       --       --       --
NY Wealthmark No. of Units    202,292    201,103     25,524         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  13.365469  13.078606  12.660448  12.500000       --       --       --       --       --       --
      Value at End of Year  13.397455  13.365469  13.078606  12.660448       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
              No. of Units    248,301    270,955  1,336,424     69,290       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  13.320708  13.022287  12.776679         --       --       --       --       --       --       --
      Value at End of Year  13.332629  13.320708  13.022287         --       --       --       --       --       --       --
              No. of Units     18,011     26,041        272         --       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
SCUDDER GLOBAL BLUE CHIP PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year $19.535703 $17.285658 $13.619519 $12.500000       --       --       --       --       --       --
      Value at End of Year  23.598886  19.535703  17.285658  13.619519       --       --       --       --       --       --
   Wealthmark No. of Units    200,859    166,470     52,375        745       --       --       --       --       --       --
NY Wealthmark No. of Units     19,550     20,043      6,312         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  19.448603  17.328288  13.625858  12.500000       --       --       --       --       --       --
      Value at End of Year  23.446898  19.448603  17.328288  13.625858       --       --       --       --       --       --
              No. of Units     62,268     61,856    113,784     11,876       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  19.383563  16.781810  16.556205         --       --       --       --       --       --       --
      Value at End of Year  23.333577  19.383563  16.781810         --       --       --       --       --       --       --
              No. of Units      8,537     10,418        606         --       --       --       --       --       --       --
SCUDDER GLOBAL DISCOVERY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  25.524943  20.972704  14.324773  12.500000       --       --       --       --       --       --
      Value at End of Year  29.717774  25.524943  20.972704  14.324773       --       --       --       --       --       --
   Wealthmark No. of Units    276,667    252,200     16,717         16       --       --       --       --       --       --
NY Wealthmark No. of Units     35,750     16,998      2,694         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  25.411193  21.024402  14.331432  12.500000       --       --       --       --       --       --
      Value at End of Year  29.526436  25.411193  21.024402  14.331432       --       --       --       --       --       --
              No. of Units     30,447     26,240    137,718      4,781       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  25.326207  20.934012  20.800960         --       --       --       --       --       --       --
      Value at End of Year  29.383730  25.326207  20.934012         --       --       --       --       --       --       --
              No. of Units      2,367      2,706      2,222         --       --       --       --       --       --       --
SCUDDER GOVERNMENT AND AGENCY SECURITIES PORTFOLIO (FORMERLY, SCUDDER GOVERNMET SECURITIES PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  12.911981  12.637795  12.610916  12.500000       --       --       --       --       --       --
      Value at End of Year  13.018135  12.911981  12.637795  12.610916       --       --       --       --       --       --
   Wealthmark No. of Units    940,467  1,070,227    215,390     22,803       --       --       --       --       --       --
NY Wealthmark No. of Units     64,168     64,491     53,721         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  12.854388  12.668989  12.616785  12.500000       --       --       --       --       --       --
      Value at End of Year  12.934242  12.854388  12.668989  12.616785       --       --       --       --       --       --
              No. of Units    182,298    189,521  1,152,571     75,809       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  12.811320  12.614422  12.375302         --       --       --       --       --       --       --
      Value at End of Year  12.871628  12.811320  12.614422         --       --       --       --       --       --       --
              No. of Units     80,826     83,395     46,575         --       --       --       --       --       --       --
SCUDDER GROWTH & INCOME STRATEGY PORTFOLIO -CLASS B SHARES (units first credited 8-16-2004)
Contracts with no Optional Benefits
    Value at Start of Year  13.479028  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  13.964281  13.479028         --         --       --       --       --       --       --       --
   Wealthmark No. of Units  3,170,402    553,618         --         --       --       --       --       --       --       --
NY Wealthmark No. of Units    501,438    316,029         --         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  13.468913  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  13.926013  13.468913         --         --       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
              No. of Units    285,880     38,095         --         --       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  13.461339  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  13.897375  13.461339         --         --       --       --       --       --       --       --
              No. of Units    184,043     35,023         --         --       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
SCUDDER GROWTH AND INCOME PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year $18.472602 $17.022819 $13.668514 $12.500000       --       --       --       --       --       --
      Value at End of Year  19.260813  18.472602  17.022819  13.668514       --       --       --       --       --       --
   Wealthmark No. of Units    652,721    386,244     41,670      1,935       --       --       --       --       --       --
NY Wealthmark No. of Units     75,422     55,603     19,704         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  18.390246  17.064795  13.674880  12.500000       --       --       --       --       --       --
      Value at End of Year  19.136754  18.390246  17.064795  13.674880       --       --       --       --       --       --
              No. of Units     71,482     58,953    238,149      7,943       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  18.328733  17.001872  16.731208         --       --       --       --       --       --       --
      Value at End of Year  19.044243  18.328733  17.001872         --       --       --       --       --       --       --
              No. of Units     18,604      3,729         --         --       --       --       --       --       --       --
SCUDDER GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  17.303433  16.707116  13.669425  12.500000       --       --       --       --       --       --
      Value at End of Year  18.404481  17.303433  16.707116  13.669425       --       --       --       --       --       --
   Wealthmark No. of Units         33    290,534     17,032         11       --       --       --       --       --       --
NY Wealthmark No. of Units         --     33,534      6,130         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year         --  16.748311  13.675788  12.500000       --       --       --       --       --       --
      Value at End of Year         --  17.226276  16.748311  13.675788       --       --       --       --       --       --
              No. of Units         --     37,165    162,157        542       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year         --  16.686543  16.417473         --       --       --       --       --       --       --
      Value at End of Year         --  17.168653  16.686543         --       --       --       --       --       --       --
              No. of Units         --        578         --         --       --       --       --       --       --       --
SCUDDER GROWTH STRATEGY PORTFOLIO (units first credited 8-16-2004)
Contracts with no Optional Benefits
    Value at Start of Year  13.715293  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  14.339023  13.715293         --         --       --       --       --       --       --       --
   Wealthmark No. of Units  3,743,554    849,899         --         --       --       --       --       --       --       --
NY Wealthmark No. of Units    724,886    224,387         --         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  13.705011  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  14.299725  13.705011         --         --       --       --       --       --       --       --
              No. of Units    195,715     76,502         --         --       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  13.697294  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  14.270320  13.697294         --         --       --       --       --       --       --       --
              No. of Units    245,105     38,886         --         --       --       --       --       --       --       --
SCUDDER HEALTH SCIENCES PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  18.427791  17.077106  13.026090  12.500000       --       --       --       --       --       --
      Value at End of Year  19.637063  18.427791  17.077106  13.026090       --       --       --       --       --       --
   Wealthmark No. of Units    383,673    397,506     23,734      1,684       --       --       --       --       --       --
NY Wealthmark No. of Units     34,864     31,922      9,066         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  18.345619  17.119230  13.032160  12.500000       --       --       --       --       --       --
      Value at End of Year  19.510557  18.345619  17.119230  13.032160       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
              No. of Units     29,710     31,663    288,443     11,992       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  18.284227  17.045590  17.635912         --       --       --       --       --       --       --
      Value at End of Year  19.416193  18.284227  17.045590         --       --       --       --       --       --       --
              No. of Units     11,289     13,436      2,417         --       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
SCUDDER HIGH INCOME PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year $17.975333 $16.224879 $13.280205 $12.500000       --       --       --       --       --       --
      Value at End of Year  18.331196  17.975333  16.224879  13.280205       --       --       --       --       --       --
   Wealthmark No. of Units    911,413    952,727    114,211      9,325       --       --       --       --       --       --
NY Wealthmark No. of Units     58,888     54,727     19,118         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  17.895198  16.264897  13.286385  12.500000       --       --       --       --       --       --
      Value at End of Year  18.213120  17.895198  16.264897  13.286385       --       --       --       --       --       --
              No. of Units     99,402    115,793    705,208     21,076       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  17.835344  16.194935  15.937940         --       --       --       --       --       --       --
      Value at End of Year  18.125054  17.835344  16.194935         --       --       --       --       --       --       --
              No. of Units     11,002     11,793        292         --       --       --       --       --       --       --
SCUDDER INCOME & GROWTH STRATEGY PORTFOLIO -CLASS B SHARES (units first credited 8-16-2004)
Contracts with no Optional Benefits
    Value at Start of Year  13.255194  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  13.643344  13.255194         --         --       --       --       --       --       --       --
   Wealthmark No. of Units    828,363    244,455         --         --       --       --       --       --       --       --
NY Wealthmark No. of Units     84,849     36,206         --         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  13.245252  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  13.605947  13.245252         --         --       --       --       --       --       --       --
              No. of Units     63,709     14,380         --         --       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  13.237796  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  13.577962  13.237796         --         --       --       --       --       --       --       --
              No. of Units    112,172     56,329         --         --       --       --       --       --       --       --
SCUDDER INTERNATIONAL PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  19.230024  16.735799  13.335785  12.500000       --       --       --       --       --       --
      Value at End of Year  21.943639  19.230024  16.735799  13.335785       --       --       --       --       --       --
   Wealthmark No. of Units    505,062    525,807     74,667      2,475       --       --       --       --       --       --
NY Wealthmark No. of Units     52,614     49,108     10,027         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  19.144287  16.777081  13.341991  12.500000       --       --       --       --       --       --
      Value at End of Year  21.802291  19.144287  16.777081  13.341991       --       --       --       --       --       --
              No. of Units     93,091     97,620    274,116     20,073       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  19.080228  16.704896  16.241526         --       --       --       --       --       --       --
      Value at End of Year  21.696875  19.080228  16.704896         --       --       --       --       --       --       --
              No. of Units      5,760      3,882        496         --       --       --       --       --       --       --
SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  20.096540  17.252828  13.545401  12.500000       --       --       --       --       --       --
      Value at End of Year  22.591678  20.096540  17.252828  13.545401       --       --       --       --       --       --
   Wealthmark No. of Units    615,970    619,713     40,814      1,135       --       --       --       --       --       --
NY Wealthmark No. of Units     27,845     21,226      4,947         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  20.006971  17.295376  13.551701  12.500000       --       --       --       --       --       --
      Value at End of Year  22.446198  20.006971  17.295376  13.551701       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
              No. of Units     56,279     55,109    400,008     15,411       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  19.940046  17.231578  16.837167         --       --       --       --       --       --       --
      Value at End of Year  22.337682  19.940046  17.231578         --       --       --       --       --       --       --
              No. of Units      2,177      3,089         --         --       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
SCUDDER LARGE CAP VALUE PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year $19.739537 $18.212076 $13.999357 $12.500000       --       --       --       --       --       --
      Value at End of Year  19.772644  19.739537  18.212076  13.999357       --       --       --       --       --       --
   Wealthmark No. of Units    546,659    550,725     35,379      1,533       --       --       --       --       --       --
NY Wealthmark No. of Units    115,631    114,862     19,703         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  19.651565  18.256976  14.005872  12.500000       --       --       --       --       --       --
      Value at End of Year  19.645318  19.651565  18.256976  14.005872       --       --       --       --       --       --
              No. of Units     62,992     58,880    354,801      9,195       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  19.585824  18.178471  17.947022         --       --       --       --       --       --       --
      Value at End of Year  19.550334  19.585824  18.178471         --       --       --       --       --       --       --
              No. of Units      4,115      3,673        935         --       --       --       --       --       --       --
SCUDDER MERCURY LARGE CAP CORE PORTFOLIO -CLASS B SHARES (units first credited 10-18-2004)
Contracts with no Optional Benefits
    Value at Start of Year  12.964633  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  14.418220  12.964633         --         --       --       --       --       --       --       --
   Wealthmark No. of Units     25,643        962         --         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  12.961367  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  14.385890  12.961367         --         --       --       --       --       --       --       --
              No. of Units        938         --         --         --       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year         --  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year         --  12.958919         --         --       --       --       --       --       --       --
              No. of Units         --         --         --         --       --       --       --       --       --       --
SCUDDER MID CAP PORTFOLIO (FORMERLY, SCUDDER AGGRESSIVE GROWTH PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  12.500000  19.338952  14.727373  12.500000       --       --       --       --       --       --
      Value at End of Year  22.393659  19.806314  19.338952  14.727373       --       --       --       --       --       --
   Wealthmark No. of Units     95,663     95,838      7,954         --       --       --       --       --       --       --
NY Wealthmark No. of Units     17,563     16,796      3,254         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  12.500000  19.386626  14.734222  12.500000       --       --       --       --       --       --
      Value at End of Year  22.249445  19.718019  19.386626  14.734222       --       --       --       --       --       --
              No. of Units      9,932      9,432     80,945      3,726       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  12.500000  19.303275  18.264294         --       --       --       --       --       --       --
      Value at End of Year  22.141901  19.652052  19.303275         --       --       --       --       --       --       --
              No. of Units      1,942      1,921      1,798         --       --       --       --       --       --       --
SCUDDER MONEY MARKET PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  12.263477  12.341357  12.487876  12.500000       --       --       --       --       --       --
      Value at End of Year  12.387191  12.263477  12.341357  12.487876       --       --       --       --       --       --
   Wealthmark No. of Units    672,008    712,036    179,729      3,544       --       --       --       --       --       --
NY Wealthmark No. of Units     25,946     29,316     61,837         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  12.208779  12.371821  12.493692  12.500000       --       --       --       --       --       --
      Value at End of Year  12.307368  12.208779  12.371821  12.493692       --       --       --       --       --       --
              No. of Units    145,491    158,337    742,432     96,701       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year 12.167892  12.318541  12.254068         --       --       --       --       --       --       --
      Value at End of Year 12.247823  12.167892  12.318541         --       --       --       --       --       --       --
              No. of Units    71,621     12,247     35,896         --       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
SCUDDER REAL ESTATE SECURITIES PORTFOLIO -CLASS B SHARES (units first credited 5-01-2003)
Contracts with no Optional Benefits
    Value at Start of Year $19.707109 $15.267699 $12.500000         --       --       --       --       --       --       --
      Value at End of Year  19.920219  19.707109  15.267699         --       --       --       --       --       --       --
   Wealthmark No. of Units    374,249    378,504     12,747         --       --       --       --       --       --       --
NY Wealthmark No. of Units     69,768     74,601     24,570         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  19.641828  15.287771  12.500000         --       --       --       --       --       --       --
      Value at End of Year  19.814671  19.641828  15.287771         --       --       --       --       --       --       --
              No. of Units     40,570     43,259    184,633         --       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  19.593030  15.252679  14.164090         --       --       --       --       --       --       --
      Value at End of Year  19.735898  19.593030  15.252679         --       --       --       --       --       --       --
              No. of Units        947      3,806      1,714         --       --       --       --       --       --       --
SCUDDER SALOMON AGGRESSIVE GROWTH PORTFOLIO (FORMERLY, SCUDDER INVESCO DYNAMIC GROWTH PORTFOLIO) (units first credited
9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  21.115038  19.166426  14.398739  12.500000       --       --       --       --       --       --
      Value at End of Year  23.576019  21.115038  19.166426  14.398739       --       --       --       --       --       --
   Wealthmark No. of Units    106,780    105,946     25,262        406       --       --       --       --       --       --
NY Wealthmark No. of Units      4,581      4,134      2,235         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  19.718019  19.213671  14.405433  12.500000       --       --       --       --       --       --
      Value at End of Year  23.424174  21.020916  19.213671  14.405433       --       --       --       --       --       --
              No. of Units     30,095     32,057     82,531      4,368       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  19.652052  19.131066  18.847396         --       --       --       --       --       --       --
      Value at End of Year  23.310933  20.950593  19.131066         --       --       --       --       --       --       --
              No. of Units      1,871      1,921      1,920         --       --       --       --       --       --       --
SCUDDER SMALL CAP GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  20.294917  18.573505  14.242205  12.500000       --       --       --       --       --       --
      Value at End of Year  21.360822  20.294917  18.573505  14.242205       --       --       --       --       --       --
   Wealthmark No. of Units    596,134    470,061     47,928      2,497       --       --       --       --       --       --
NY Wealthmark No. of Units     40,807     31,974     12,175         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  20.204454  18.619291  14.248827  12.500000       --       --       --       --       --       --
      Value at End of Year  21.223254  20.204454  18.619291  14.248827       --       --       --       --       --       --
              No. of Units     74,071     62,381    308,517     16,033       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  20.136865  18.539241  18.372487         --       --       --       --       --       --       --
      Value at End of Year  21.120675  20.136865  18.539241         --       --       --       --       --       --       --
              No. of Units     16,261     15,674      5,599         --       --       --       --       --       --       --
SCUDDER STRATEGIC INCOME PORTFOLIO -CLASS B SHARES (units first credited 5-01-2003)
Contracts with no Optional Benefits
    Value at Start of Year  13.580089  12.703461  12.500000         --       --       --       --       --       --       --
      Value at End of Year  13.649352  13.580089  12.703461         --       --       --       --       --       --       --
   Wealthmark No. of Units    451,238    410,955     32,194         --       --       --       --       --       --       --
NY Wealthmark No. of Units     52,936     50,174     14,741         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  13.535078  12.720176  12.500000         --       --       --       --       --       --       --
      Value at End of Year  13.576994  13.535078  12.720176         --       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
              No. of Units     42,055     41,835    184,098         --       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  13.501416  12.690945  12.106118         --       --       --       --       --       --       --
      Value at End of Year  13.522981  13.501416  12.690945         --       --       --       --       --       --       --
              No. of Units     14,932     23,486      2,160         --       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
SCUDDER TECHNOLOGY GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year $22.681308 $22.611455 $15.717172 $12.500000       --       --       --       --       --       --
      Value at End of Year  23.097629  22.681308  22.611455  15.717172       --       --       --       --       --       --
   Wealthmark No. of Units    229,170    268,209     17,718      2,358       --       --       --       --       --       --
NY Wealthmark No. of Units     14,592     13,981      8,067         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  22.580239  22.667138  15.724471  12.500000       --       --       --       --       --       --
      Value at End of Year  22.948908  22.580239  22.667138  15.724471       --       --       --       --       --       --
              No. of Units     21,659     20,980    182,467      8,022       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  22.504751  22.569782  21.279510         --       --       --       --       --       --       --
      Value at End of Year  22.838011  22.504751  22.569782         --       --       --       --       --       --       --
              No. of Units      3,519      2,085      1,724         --       --       --       --       --       --       --
SCUDDER TEMPLETON FOREIGN VALUE PORTFOLIO -CLASS B SHARES (units first credited 10-18-2004)
Contracts with no Optional Benefits
    Value at Start of Year  13.176792  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  14.064678  13.176792         --         --       --       --       --       --       --       --
   Wealthmark No. of Units     42,057      5,928         --         --       --       --       --       --       --       --
NY Wealthmark No. of Units         69         --         --         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  13.173474  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year  14.033124  13.173474         --         --       --       --       --       --       --       --
              No. of Units      2,825        984         --         --       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year         --  12.500000         --         --       --       --       --       --       --       --
      Value at End of Year         --  13.170988         --         --       --       --       --       --       --       --
              No. of Units         --         --         --         --       --       --       --       --       --       --
SCUDDER TOTAL RETURN PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  16.034061  15.250142  13.181932  12.500000       --       --       --       --       --       --
      Value at End of Year  16.428509  16.034061  15.250142  13.181932       --       --       --       --       --       --
   Wealthmark No. of Units    710,666    722,056     63,630      3,229       --       --       --       --       --       --
NY Wealthmark No. of Units     60,602     97,891     31,793         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  15.962555  15.287760  13.188068  12.500000       --       --       --       --       --       --
      Value at End of Year  16.322663  15.962555  15.287760  13.188068       --       --       --       --       --       --
              No. of Units     70,550     68,982    581,153     17,638       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  15.909138  15.221981  15.094062         --       --       --       --       --       --       --
      Value at End of Year  16.243732  15.909138  15.221981         --       --       --       --       --       --       --
              No. of Units     12,190     11,417      3,314         --       --       --       --       --       --       --
SCUDDER VIT EQUITY 500 INDEX FUND -CLASS B SHARES (units first credited 9-16-2005)
Contracts with no Optional Benefits
    Value at Start of Year  12.500000         --         --         --       --       --       --       --       --       --
      Value at End of Year  19.647632         --         --         --       --       --       --       --       --       --
   Wealthmark No. of Units    827,396         --         --         --       --       --       --       --       --       --
NY Wealthmark No. of Units    167,280         --         --         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  12.500000         --         --         --       --       --       --       --       --       --
      Value at End of Year  19.521100         --         --         --       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
              No. of Units    104,966         --         --         --       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  12.500000         --         --         --       --       --       --       --       --       --
      Value at End of Year  19.426714         --         --         --       --       --       --       --       --       --
              No. of Units     12,256         --         --         --       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
SVS BOND PORTFOLIO -CLASS B SHARES (units first credited 9-16-2005)
Contracts with no Optional Benefits
    Value at Start of Year $12.500000         --         --         --       --       --       --       --       --       --
      Value at End of Year  12.546516         --         --         --       --       --       --       --       --       --
   Wealthmark No. of Units      7,352         --         --         --       --       --       --       --       --       --
NY Wealthmark No. of Units      1,939         --         --         --       --       --       --       --       --       --
SVS DAVIS VENTURE VALUE PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  19.773687  17.953974  14.096398  12.500000       --       --       --       --       --       --
      Value at End of Year  21.299051  19.773687  17.953974  14.096398       --       --       --       --       --       --
   Wealthmark No. of Units    954,778    940,931     62,274      1,718       --       --       --       --       --       --
NY Wealthmark No. of Units     60,582     46,354      8,817         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  19.685525  17.998252  14.102955  12.500000       --       --       --       --       --       --
      Value at End of Year  21.161854  19.685525  17.998252  14.102955       --       --       --       --       --       --
              No. of Units    106,575    110,851    620,132     29,890       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  19.619668  17.920836  17.779844         --       --       --       --       --       --       --
      Value at End of Year  21.059552  19.619668  17.920836         --       --       --       --       --       --       --
              No. of Units     22,413     23,249      4,361         --       --       --       --       --       --       --
SVS DREMAN FINANCIAL SERVICES PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  20.232247  18.357075  14.603846  12.500000       --       --       --       --       --       --
      Value at End of Year  19.860443  20.232247  18.357075  14.603846       --       --       --       --       --       --
   Wealthmark No. of Units    263,120    274,535     19,799      1,307       --       --       --       --       --       --
NY Wealthmark No. of Units     15,951     20,930      3,894         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  20.142047  18.402350  14.610637  12.500000       --       --       --       --       --       --
      Value at End of Year  19.732508  20.142047  18.402350  14.610637       --       --       --       --       --       --
              No. of Units     20,661     23,708    218,880     13,417       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  20.074692  13.323217  17.906571         --       --       --       --       --       --       --
      Value at End of Year  19.637147  20.074692  13.323217         --       --       --       --       --       --       --
              No. of Units      1,081        505        315         --       --       --       --       --       --       --
SVS DREMAN HIGH RETURN EQUITY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  21.173358  18.850967  14.568071  12.500000       --       --       --       --       --       --
      Value at End of Year  22.448813  21.173358  18.850967  14.568071       --       --       --       --       --       --
   Wealthmark No. of Units  1,989,519  1,965,399    236,381      9,488       --       --       --       --       --       --
NY Wealthmark No. of Units    104,740     92,964     32,415         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  21.078994  18.897440  14.574840  12.500000       --       --       --       --       --       --
      Value at End of Year  22.304249  21.078994  18.897440  14.574840       --       --       --       --       --       --
              No. of Units    269,770    267,691  1,367,243     85,880       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  21.008499  18.816193  18.334413         --       --       --       --       --       --       --
      Value at End of Year  22.196449  21.008499  18.816193         --       --       --       --       --       --       --
              No. of Units      1,594        597         62         --       --       --       --       --       --       --
SVS DREMAN SMALL CAP VALUE PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  23.607763  19.026296  13.648533  12.500000       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
      Value at End of Year  25.557673  23.607763  19.026296  13.648533       --       --       --       --       --       --
   Wealthmark No. of Units    971,865    985,837     78,927      3,482       --       --       --       --       --       --
NY Wealthmark No. of Units     82,798     71,298     16,808         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  23.502587  19.073169  13.654885  12.500000       --       --       --       --       --       --
      Value at End of Year  25.393138  23.502587  19.073169  13.654885       --       --       --       --       --       --
              No. of Units    100,327    105,062    659,732     46,577       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year $23.423980 $18.991183 $19.084424         --       --       --       --       --       --       --
      Value at End of Year  25.270400  23.423980  18.991183         --       --       --       --       --       --       --
              No. of Units      4,993      2,975      2,039         --       --       --       --       --       --       --
SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  17.039235  16.980634  13.678801  12.500000       --       --       --       --       --       --
      Value at End of Year  17.207495  17.039235  16.980634  13.678801       --       --       --       --       --       --
   Wealthmark No. of Units        585    642,089     29,199        357       --       --       --       --       --       --
NY Wealthmark No. of Units         --     56,205     11,545         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year         --  17.022514  13.685173  12.500000       --       --       --       --       --       --
      Value at End of Year         --  16.963257  17.022514  13.685173       --       --       --       --       --       --
              No. of Units         --     52,759    351,290     21,075       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year         --  16.949303  16.292609         --       --       --       --       --       --       --
      Value at End of Year         --  16.906505  16.949303         --       --       --       --       --       --       --
              No. of Units         --      2,384        648         --       --       --       --       --       --       --
SVS FOCUS VALUE + GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year         --  18.411374  14.142452  12.500000       --       --       --       --       --       --
      Value at End of Year         --  20.185513  18.411374  14.142452       --       --       --       --       --       --
   Wealthmark No. of Units         --    193,698     14,276      1,028       --       --       --       --       --       --
NY Wealthmark No. of Units         --     17,097      2,712         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year         --  18.456762  14.149028  12.500000       --       --       --       --       --       --
      Value at End of Year         --  20.095553  18.456762  14.149028       --       --       --       --       --       --
              No. of Units         --     15,899    114,321      8,612       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year         --  18.388717  17.614657         --       --       --       --       --       --       --
      Value at End of Year         --  20.028328  18.388717         --       --       --       --       --       --       --
              No. of Units         --      5,622         --         --       --       --       --       --       --       --
SVS INDEX 500 PORTFOLIO (MERGED INTO SCUDDER VIT EQUITY 500 INDEX FUND EFF 9-16-05) -CLASS B SHARES (units first credited
9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year         --  17.583220  14.004948  12.500000       --       --       --       --       --       --
      Value at End of Year         --  19.115976  17.583220  14.004948       --       --       --       --       --       --
   Wealthmark No. of Units         --    847,115     86,229      4,019       --       --       --       --       --       --
NY Wealthmark No. of Units         --    194,905     59,744         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year         --  17.626575  14.011463  12.500000       --       --       --       --       --       --
      Value at End of Year         --  19.030766  17.626575  14.011463       --       --       --       --       --       --
              No. of Units         --     77,596    595,368     29,541       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year         --  17.550772  17.238875         --       --       --       --       --       --       --
      Value at End of Year         --  18.967106  17.550772         --       --       --       --       --       --       --
              No. of Units         --     15,825      4,363         --       --       --       --       --       --       --
SVS JANUS GROWTH AND INCOME PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  18.203682  16.577736  13.533986  12.500000       --       --       --       --       --       --
      Value at End of Year  20.053695  18.203682  16.577736  13.533986       --       --       --       --       --       --
   Wealthmark No. of Units    461,676    481,109     46,514        499       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
NY Wealthmark No. of Units     38,914     38,213     13,623         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  18.122527  16.618620  13.540286  12.500000       --       --       --       --       --       --
      Value at End of Year  19.924533  18.122527  16.618620  13.540286       --       --       --       --       --       --
              No. of Units     74,651     73,472    336,702     16,059       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  18.061889  16.557342  16.107188         --       --       --       --       --       --       --
      Value at End of Year  19.828190  18.061889  16.557342         --       --       --       --       --       --       --
              No. of Units      3,066      3,266         --         --       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year $19.087533 $17.208598 $13.851397 $12.500000       --       --       --       --       --       --
      Value at End of Year  20.164035  19.087533  17.208598  13.851397       --       --       --       --       --       --
   Wealthmark No. of Units    171,006    167,881     27,423        504       --       --       --       --       --       --
NY Wealthmark No. of Units      6,165      6,112      3,785         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  19.002456  17.251027  13.857843  12.500000       --       --       --       --       --       --
      Value at End of Year  20.034173  19.002456  17.251027  13.857843       --       --       --       --       --       --
              No. of Units     23,456     28,159    122,952      5,064       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year         --  16.547138  17.191770         --       --       --       --       --       --       --
      Value at End of Year         --  18.938880  16.547138         --       --       --       --       --       --       --
              No. of Units         --         --      1,462         --       --       --       --       --       --       --
SVS MFS STRATEGIC VALUE PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  20.909517  18.018019  14.490506  12.500000       --       --       --       --       --       --
      Value at End of Year  19.572047  20.909517  18.018019  14.490506       --       --       --       --       --       --
   Wealthmark No. of Units    524,416    510,301     60,256      1,268       --       --       --       --       --       --
NY Wealthmark No. of Units     48,698     47,032      3,143         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  20.816302  18.062460  14.497241  12.500000       --       --       --       --       --       --
      Value at End of Year  19.445970  20.816302  18.062460  14.497241       --       --       --       --       --       --
              No. of Units     86,424     90,305    264,041     14,488       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  20.746697  17.984781  17.897509         --       --       --       --       --       --       --
      Value at End of Year  19.351981  20.746697  17.984781         --       --       --       --       --       --       --
              No. of Units      5,247      6,457      1,101         --       --       --       --       --       --       --
SVS OAK STRATEGIC EQUITY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  22.439299  22.503002  15.332670  12.500000       --       --       --       --       --       --
      Value at End of Year  21.132598  22.439299  22.503002  15.332670       --       --       --       --       --       --
   Wealthmark No. of Units    300,983    325,018     19,567      1,189       --       --       --       --       --       --
NY Wealthmark No. of Units     21,436     32,355      4,511         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  22.339318  22.558419  15.339790  12.500000       --       --       --       --       --       --
      Value at End of Year  20.996517  22.339318  22.558419  15.339790       --       --       --       --       --       --
              No. of Units     34,900     37,953    201,204     11,653       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  22.264609  22.475335  21.403748         --       --       --       --       --       --       --
      Value at End of Year  20.895028  22.264609  22.475335         --       --       --       --       --       --       --
              No. of Units        913      3,062         --         --       --       --       --       --       --       --
SVS TURNER MIDCAP GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
    Value at Start of Year  22.271942  20.365660  13.975119  12.500000       --       --       --       --       --       --
      Value at End of Year  24.433650  22.271942  20.365660  13.975119       --       --       --       --       --       --
   Wealthmark No. of Units    372,447    388,303     34,942      2,184       --       --       --       --       --       --
NY Wealthmark No. of Units     20,526     18,597      5,245         --       --       --       --       --       --       --
Wealthmark Contracts with EER
    Value at Start of Year  22.172696  20.415849  13.981623  12.500000       --       --       --       --       --       --
      Value at End of Year  24.276318  22.172696  20.415849  13.981623       --       --       --       --       --       --

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             Ended       Ended      Ended      Ended     Ended    Ended    Ended    Ended    Ended    Ended
                            12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                           ---------- ---------- ---------- ---------- -------- -------- -------- -------- -------- --------
              No. of Units     47,071     43,278    278,004     28,656       --       --       --       --       --       --
NY Wealthmark Contracts with the Payment Enhancement
    Value at Start of Year  22.098540  20.328105  19.467718         --       --       --       --       --       --       --
      Value at End of Year  24.158995  22.098540  20.328105         --       --       --       --       --       --       --
              No. of Units      1,147      2,313      1,856         --       --       --       --       --       --       --